UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21774
First Trust Exchange-Traded Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust Dow Jones Select
MicroCap Index Fund
FDM | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the First Trust Dow Jones Select MicroCap Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow Jones Select MicroCap Index Fund	$32	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$265,323,466
Total number of portfolio holdings	150
Portfolio turnover rate	7%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Stoke Therapeutics, Inc.	2.3%
TETRA Technologies, Inc.	1.9%
NWPX Infrastructure, Inc.	1.8%
Dauch Corp.	1.6%
Douglas Dynamics, Inc.	1.6%
United Fire Group, Inc.	1.4%
Deluxe Corp.	1.4%
USA Today Co., Inc.	1.4%
Oil-Dri Corp. of America	1.3%
Universal Insurance Holdings, Inc.	1.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FDM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Dow Jones Select MicroCap IndexSM (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust Advisors L.P. (“First Trust”). S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.
First Trust Dow Jones Select MicroCap Index Fund (FDM)

First Trust Morningstar
Dividend Leaders Index Fund
FDL | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the First Trust Morningstar Dividend Leaders Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Morningstar Dividend Leaders Index Fund	$22	0.42%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$7,285,797,702
Total number of portfolio holdings	101
Portfolio turnover rate	39%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Chevron Corp.	7.4%
Verizon Communications, Inc.	7.2%
Philip Morris International, Inc.	6.1%
Pfizer, Inc.	5.9%
PepsiCo, Inc.	4.8%
Altria Group, Inc.	4.6%
Bristol-Myers Squibb Co.	3.4%
United Parcel Service, Inc., Class B	3.2%
Comcast Corp., Class A	3.1%
Southern (The) Co.	2.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FDL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Morningstar® and Morningstar® Dividend Leaders IndexSM are registered trademarks and service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use by First Trust Advisors L.P. on behalf of the Fund. The Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar and Morningstar makes no representation regarding the advisability of investing in the Fund.
First Trust Morningstar Dividend Leaders Index Fund (FDL)

First Trust US Equity Opportunities ETF
FPX | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the First Trust US Equity Opportunities ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust US Equity Opportunities ETF	$31(1)	0.56%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$1,670,100,915
Total number of portfolio holdings	102
Portfolio turnover rate	46%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
GE Vernova, Inc.	11.2%
Sandisk Corp.	10.4%
Seagate Technology Holdings PLC	6.3%
Eli Lilly & Co.	3.3%
Warner Bros. Discovery, Inc.	2.6%
Lumentum Holdings, Inc.	2.6%
Medline, Inc., Class A	2.5%
AppLovin Corp., Class A	2.3%
AST SpaceMobile, Inc.	2.1%
Space Exploration Technologies Corp., Class A	2.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FPX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
IPOX® and IPOX®-100 U.S. Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust Advisors L.P.. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund. IPOX® is an international trademark of IPOX Schuster LLC. Index of Initial Public Offerings (IPOX) and IPOX Derivatives Patent No. US 7,698,197.
First Trust US Equity Opportunities ETF (FPX)

First Trust NYSE® Arca®
Biotechnology Index Fund
FBT | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the First Trust NYSE® Arca® Biotechnology Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FBT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NYSE® Arca® Biotechnology Index Fund	$29	0.53%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$2,787,909,609
Total number of portfolio holdings	32
Portfolio turnover rate	25%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Corcept Therapeutics, Inc.	5.6%
NeoGenomics, Inc.	5.1%
Veracyte, Inc.	5.1%
Bruker Corp.	4.3%
Alkermes PLC	4.2%
Illumina, Inc.	3.9%
Krystal Biotech, Inc.	3.9%
Natera, Inc.	3.8%
Axsome Therapeutics, Inc.	3.7%
Neurocrine Biosciences, Inc.	3.5%
Industry Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FBT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Source ICE Data Indices, LLC, is used with permission. “NYSE®” is a service/trade mark of ICE Data Indices, LLC or its affiliates. This trademark has been licensed, along with the NYSE® Arca® Biotechnology Index (the “Index”) for use by First Trust Portfolios L.P. in connection with the First Trust NYSE® Arca® Biotechnology Index Fund (the “Product”). Neither First Trust Portfolios L.P., First Trust Exchange-Traded Fund (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general market performance. Past performance of an Index is not an indicator of or a guarantee of future results.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.
First Trust NYSE® Arca® Biotechnology Index Fund (FBT)

First Trust Dow Jones Internet Index Fund
FDN | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the First Trust Dow Jones Internet Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow Jones Internet Index Fund	$25	0.50%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$4,975,951,522
Total number of portfolio holdings	42
Portfolio turnover rate	13%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Amazon.com, Inc.	10.0%
Meta Platforms, Inc., Class A	9.8%
Cisco Systems, Inc.	8.5%
Alphabet, Inc., Class A	5.6%
Arista Networks, Inc.	5.0%
Booking Holdings, Inc.	5.0%
Oracle Corp.	4.6%
Alphabet, Inc., Class C	4.4%
Salesforce, Inc.	4.1%
Netflix, Inc.	3.9%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FDN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Dow Jones Internet Composite IndexSM (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust Advisors L.P. (“First Trust”). S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.
First Trust Dow Jones Internet Index Fund (FDN)

First Trust Capital Strength® ETF
FTCS | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the First Trust Capital Strength® ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTCS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Capital Strength® ETF	$27	0.53%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$7,650,881,174
Total number of portfolio holdings	52
Portfolio turnover rate	48%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Cisco Systems, Inc.	2.7%
Monster Beverage Corp.	2.5%
T. Rowe Price Group, Inc.	2.4%
Automatic Data Processing, Inc.	2.3%
Cincinnati Financial Corp.	2.2%
Agilent Technologies, Inc.	2.2%
Johnson & Johnson	2.2%
Union Pacific Corp.	2.2%
Visa, Inc., Class A	2.2%
Merck & Co., Inc.	2.2%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTCS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The Capital StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Capital Strength® ETF (FTCS)

First Trust Value Line®
Dividend Index Fund
FVD | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the First Trust Value Line® Dividend Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FVD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Value Line® Dividend Index Fund	$32	0.63%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$8,026,578,089
Total number of portfolio holdings	251
Portfolio turnover rate	26%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Reynolds Consumer Products, Inc.	0.4%
RLI Corp.	0.4%
Sonoco Products Co.	0.4%
Jack Henry & Associates, Inc.	0.4%
International Business Machines Corp.	0.4%
Merck & Co., Inc.	0.4%
Brown & Brown, Inc.	0.4%
Labcorp Holdings, Inc.	0.4%
Comcast Corp., Class A	0.4%
Johnson & Johnson	0.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FVD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Value Line® and Value Line® Dividend Index are trademarks or registered trademarks of Value Line, Inc. (“Value Line”) and have been licensed for use for certain purposes by First Trust Advisors L.P. The Fund is not sponsored, endorsed, recommended, sold or promoted by Value Line and Value Line makes no representation regarding the advisability of investing in products utilizing such strategy.
First Trust Value Line® Dividend Index Fund (FVD)

First Trust Growth StrengthTM ETF
FTGS | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the First Trust Growth StrengthTM ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTGS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Growth StrengthTM ETF	$30	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$1,250,861,509
Total number of portfolio holdings	51
Portfolio turnover rate	49%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Palo Alto Networks, Inc.	4.0%
Fortinet, Inc.	3.7%
Eli Lilly & Co.	2.6%
Neurocrine Biosciences, Inc.	2.5%
Monster Beverage Corp.	2.5%
Cadence Design Systems, Inc.	2.4%
Amphenol Corp., Class A	2.3%
Incyte Corp.	2.3%
Cummins, Inc.	2.3%
Cincinnati Financial Corp.	2.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTGS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The Growth StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Growth StrengthTM ETF (FTGS)

First Trust Indxx Aerospace & Defense ETF
MISL | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the First Trust Indxx Aerospace & Defense ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MISL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Aerospace & Defense ETF	$31	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$797,291,040
Total number of portfolio holdings	40
Portfolio turnover rate	22%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
General Electric Co.	8.9%
Space Exploration Technologies Corp., Class A	7.8%
Boeing (The) Co.	7.3%
RTX Corp.	6.9%
Palantir Technologies, Inc., Class A	6.7%
Lockheed Martin Corp.	6.1%
Rocket Lab Corp.	5.5%
HEICO Corp.	4.4%
TransDigm Group, Inc.	4.1%
Howmet Aerospace, Inc.	3.9%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/MISL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Indxx and Indxx US Aerospace & Defense Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (“First Trust”). The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.
First Trust Indxx Aerospace & Defense ETF (MISL)

First Trust Bloomberg
Inflation Sensitive Equity ETF
FTIF | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the First Trust Bloomberg Inflation Sensitive Equity ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTIF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Bloomberg Inflation Sensitive Equity ETF	$33	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$5,420,843
Total number of portfolio holdings	50
Portfolio turnover rate	20%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Devon Energy Corp.	3.7%
Element Solutions, Inc.	3.2%
Caterpillar, Inc.	3.1%
Keysight Technologies, Inc.	2.9%
Valero Energy Corp.	2.7%
CF Industries Holdings, Inc.	2.4%
Cummins, Inc.	2.3%
Ovintiv, Inc.	2.3%
Eaton Corp. PLC	2.3%
Host Hotels & Resorts, Inc.	2.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTIF to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Bloomberg® and Bloomberg Inflation Sensitive Equity Index referenced herein (the “Indices” and each such index, an “Index”) are trademarks or service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”) and/or one or more third-party providers (each such provider, a “Third-Party Provider”) and have been licensed for use for certain purposes to First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee or a Third-Party Provider, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.
First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)

First Trust Nasdaq-100
Select Equal Weight ETF
QQEW | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the First Trust Nasdaq-100 Select Equal Weight ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QQEW. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq-100 Select Equal Weight ETF	$29	0.55%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$1,813,009,944
Total number of portfolio holdings	53
Portfolio turnover rate	37%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
KLA Corp.	3.1%
Astera Labs, Inc.	2.8%
Lam Research Corp.	2.7%
Teradyne, Inc.	2.5%
Axon Enterprise, Inc.	2.5%
ASML Holding N.V.	2.4%
Palo Alto Networks, Inc.	2.4%
Western Digital Corp.	2.4%
Micron Technology, Inc.	2.3%
DoorDash, Inc., Class A	2.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QQEW to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq-100 Select Equal WeightTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Nasdaq-100 Select Equal Weight ETF (QQEW)

First Trust NASDAQ-100-Technology
Sector Index Fund
QTEC | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the First Trust NASDAQ-100-Technology Sector Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QTEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ-100-Technology Sector Index Fund	$33	0.55%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$5,025,274,311
Total number of portfolio holdings	49
Portfolio turnover rate	25%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Applied Materials, Inc.	3.4%
KLA Corp.	3.3%
Marvell Technology, Inc.	3.0%
Astera Labs, Inc.	2.9%
Lam Research Corp.	2.9%
Sandisk Corp.	2.8%
Teradyne, Inc.	2.7%
ASML Holding N.V.	2.6%
Intel Corp.	2.5%
Palo Alto Networks, Inc.	2.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QTEC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq-100 Technology SectorTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)

First Trust NASDAQ-100 Ex-Technology
Sector Index Fund
QQXT | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the First Trust NASDAQ-100 Ex-Technology Sector Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QQXT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	$30	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$151,284,602
Total number of portfolio holdings	56
Portfolio turnover rate	16%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Axon Enterprise, Inc.	2.3%
Take-Two Interactive Software, Inc.	2.1%
Vertex Pharmaceuticals, Inc.	2.1%
Coca-Cola Europacific Partners PLC	2.1%
Monster Beverage Corp.	2.0%
Keurig Dr Pepper, Inc.	2.0%
PACCAR, Inc.	2.0%
Fastenal Co.	2.0%
American Electric Power Co., Inc.	2.0%
Amgen, Inc.	2.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QQXT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq-100 Ex-Tech SectorTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

First Trust NASDAQ® Clean Edge®
Green Energy Index Fund
QCLN | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the First Trust NASDAQ® Clean Edge® Green Energy Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QCLN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	$34	0.58%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$842,760,968
Total number of portfolio holdings	54
Portfolio turnover rate	20%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Bloom Energy Corp., Class A	9.2%
Tesla, Inc.	8.4%
Monolithic Power Systems, Inc.	7.7%
ON Semiconductor Corp.	6.8%
First Solar, Inc.	6.7%
Rivian Automotive, Inc., Class A	4.6%
Advanced Energy Industries, Inc.	4.2%
Allegro MicroSystems, Inc.	3.8%
Vicor Corp.	3.8%
Acuity, Inc.	3.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QCLN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq®, Clean Edge®, and Nasdaq® Clean Edge® Green EnergyTM Index are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

First Trust S&P REIT Index Fund
FRI | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the First Trust S&P REIT Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FRI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S&P REIT Index Fund	$27	0.50%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$180,464,056
Total number of portfolio holdings	129
Portfolio turnover rate	5%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Welltower, Inc.	11.8%
Prologis, Inc.	9.3%
Simon Property Group, Inc.	4.6%
Equinix, Inc.	4.4%
Digital Realty Trust, Inc.	4.4%
Realty Income Corp.	4.3%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	3.9%
Public Storage	3.7%
Ventas, Inc.	3.2%
Iron Mountain, Inc.	2.8%
REIT Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FRI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
S&P United States REIT Index (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust Advisors L.P. (“First Trust”). S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.
First Trust S&P REIT Index Fund (FRI)

First Trust Water ETF
FIW | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the First Trust Water ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FIW. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Water ETF	$25	0.51%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$1,856,126,845
Total number of portfolio holdings	38
Portfolio turnover rate	10%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Waters Corp.	4.9%
Agilent Technologies, Inc.	4.5%
Masco Corp.	4.1%
Roper Technologies, Inc.	4.0%
American Water Works Co., Inc.	4.0%
IDEX Corp.	3.9%
Xylem, Inc.	3.8%
Mueller Industries, Inc.	3.8%
Veralto Corp.	3.8%
Ferguson Enterprises, Inc.	3.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FIW to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq®, Clean Edge®, and ISE Clean Edge WaterTM Index are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Water ETF (FIW)

First Trust Natural Gas ETF
FCG | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the First Trust Natural Gas ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Natural Gas ETF	$30	0.57%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$589,664,417
Total number of portfolio holdings	44
Portfolio turnover rate	17%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Western Midstream Partners, L.P.	4.9%
Hess Midstream, L.P., Class A	4.8%
EOG Resources, Inc.	4.5%
ConocoPhillips	4.3%
Diamondback Energy, Inc.	4.0%
EQT Corp.	4.0%
Devon Energy Corp.	4.0%
Expand Energy Corp.	4.0%
Occidental Petroleum Corp.	3.9%
Permian Resources Corp., Class A	3.8%
Sub-Industry Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FCG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq FactSet Natural GasTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Natural Gas ETF (FCG)

First Trust NASDAQ®
ABA Community Bank Index Fund
QABA | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the First Trust NASDAQ® ABA Community Bank Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QABA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ® ABA Community Bank Index Fund	$33	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$87,498,821
Total number of portfolio holdings	162
Portfolio turnover rate	9%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Wintrust Financial Corp.	4.4%
Commerce Bancshares, Inc.	3.4%
Central BanCo, Inc.	2.9%
United Bankshares, Inc.	2.5%
Hancock Whitney Corp.	2.4%
Bank OZK	2.3%
Eastern Bankshares, Inc.	2.1%
TFS Financial Corp.	2.0%
First Financial Bankshares, Inc.	2.0%
International Bancshares Corp.	1.9%
Industry Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QABA to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq®, Nasdaq OMX®, OMX®, American Bankers Association®, ABA® and Nasdaq OMX® ABA Community BankTM Index are registered trademarks and service marks of Nasdaq, Inc. and American Bankers Associations, respectively (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

First Trust Dividend StrengthTM ETF
FTDS | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the First Trust Dividend StrengthTM ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTDS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dividend StrengthTM ETF	$36	0.70%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$36,791,849
Total number of portfolio holdings	51
Portfolio turnover rate	56%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Reliance, Inc.	2.3%
Targa Resources Corp.	2.3%
Commerce Bancshares, Inc.	2.3%
Fifth Third Bancorp	2.2%
Popular, Inc.	2.2%
Cincinnati Financial Corp.	2.2%
Zions Bancorp N.A.	2.2%
IDEX Corp.	2.2%
Allstate (The) Corp.	2.2%
East West Bancorp, Inc.	2.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTDS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The Dividend StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Dividend StrengthTM ETF (FTDS)

First Trust Dow 30 Equal Weight ETF
EDOW | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the First Trust Dow 30 Equal Weight ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EDOW. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow 30 Equal Weight ETF	$26	0.50%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$306,581,754
Total number of portfolio holdings	31
Portfolio turnover rate	12%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Caterpillar, Inc.	4.0%
Sherwin-Williams (The) Co.	3.7%
Home Depot (The), Inc.	3.6%
Travelers (The) Cos., Inc.	3.5%
American Express Co.	3.5%
Merck & Co., Inc.	3.5%
Amgen, Inc.	3.5%
Honeywell International, Inc.	3.5%
Johnson & Johnson	3.5%
Visa, Inc., Class A	3.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/EDOW to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Dow Jones Industrial Average® Equal Weight Index (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust Advisors L.P. (“First Trust”). S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.
First Trust Dow 30 Equal Weight ETF (EDOW)

First Trust Lunt U.S. Factor Rotation ETF
FCTR | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the First Trust Lunt U.S. Factor Rotation ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCTR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Lunt U.S. Factor Rotation ETF	$35	0.65%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$57,180,403
Total number of portfolio holdings	166
Portfolio turnover rate	181%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Centene Corp.	3.2%
Humana, Inc.	2.2%
Axon Enterprise, Inc.	2.1%
Bloom Energy Corp., Class A	1.8%
Super Micro Computer, Inc.	1.8%
Credo Technology Group Holding Ltd.	1.5%
Intel Corp.	1.5%
Fair Isaac Corp.	1.4%
Flutter Entertainment PLC	1.3%
Marvell Technology, Inc.	1.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FCTR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Lunt Capital Management, Inc. (“Lunt”) and Lunt Capital Large Cap Factor Rotation Index (“Lunt Index”) are trademarks of Lunt and have been licensed for use for certain purposes by First Trust Advisors L.P. The First Trust Lunt U.S. Factor Rotation ETF is based on the Lunt Index and is not sponsored, endorsed, sold or promoted by Lunt, and Lunt makes no representation regarding the advisability of trading in such fund. Lunt has contracted with Nasdaq, Inc. to calculate and maintain the Lunt Index. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Lunt Index to track general stock performance.
First Trust Lunt U.S. Factor Rotation ETF (FCTR)

First Trust S&P 500
Diversified Free Cash Flow ETF
FCFY | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the First Trust S&P 500 Diversified Free Cash Flow ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCFY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S&P 500 Diversified Free Cash Flow ETF	$30	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$1,349,204
Total number of portfolio holdings	101
Portfolio turnover rate	43%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Centene Corp.	4.1%
Skyworks Solutions, Inc.	3.8%
QUALCOMM, Inc.	3.1%
HP, Inc.	3.1%
NetApp, Inc.	3.0%
Comcast Corp., Class A	2.7%
GoDaddy, Inc., Class A	2.7%
Omnicom Group, Inc.	2.5%
Gen Digital, Inc.	2.3%
Trade Desk (The), Inc., Class A	2.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FCFY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
S&P 500® Sector-Neutral FCF Index (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust Advisors L.P. (“First Trust”). S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.
First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)

FT Vest Gold Strategy Quarterly Buffer ETF
BGLD | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the FT Vest Gold Strategy Quarterly Buffer ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BGLD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Gold Strategy Quarterly Buffer ETF	$44(1)	0.90%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$48,044,508
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	100.1%
Money Market Funds	0.7%
Purchased Options	1.4%
Written Options	(2.2%)
Net Other Assets and Liabilities	0.0%
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BGLD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® Gold Trust and World Gold Trust Services, LLC, (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Underlying ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)

FT Vest Gold Strategy Target Income ETF®
IGLD | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the FT Vest Gold Strategy Target Income ETF® (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/IGLD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Gold Strategy Target Income ETF®	$73	1.52%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$513,367,543
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	152.1%
Money Market Funds	0.6%
Purchased Options	0.2%
Written Options	(54.9%)
Net Other Assets and Liabilities	2.0%
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/IGLD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® Gold Trust and World Gold Trust Services, LLC, (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Underlying ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Gold Strategy Target Income ETF® (IGLD)

First Trust WCM Developing
World Equity ETF
WCME | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the First Trust WCM Developing World Equity ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/WCME. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust WCM Developing World Equity ETF	$50	0.95%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$36,357,458
Total number of portfolio holdings	36
Portfolio turnover rate	40%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	13.6%
SK hynix, Inc.	6.5%
SK Square Co., Ltd.	6.5%
Samsung Electronics Co., Ltd.	4.9%
Teva Pharmaceutical Industries Ltd., ADR	3.8%
Embraer S.A., ADR	3.2%
ACM Research, Inc., Class A	3.1%
Glencore PLC	3.0%
Hyundai Rotem Co., Ltd.	2.8%
Cemex S.A.B. de C.V., ADR	2.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/WCME to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust WCM Developing World Equity ETF (WCME)

First Trust WCM International Equity ETF
WCMI | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the First Trust WCM International Equity ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/WCMI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust WCM International Equity ETF	$45	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$1,642,618,456
Total number of portfolio holdings	43
Portfolio turnover rate	25%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	7.6%
Rolls-Royce Holdings PLC	6.8%
Kioxia Holdings Corp.	6.8%
Nebius Group N.V.	4.9%
Babcock International Group PLC	3.5%
Siemens Energy AG	3.5%
Teva Pharmaceutical Industries Ltd., ADR	3.3%
Lottomatica Group S.p.A.	3.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	3.0%
Constellation Software, Inc.	2.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/WCMI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust WCM International Equity ETF (WCMI)

First Trust WCM Global Equity ETF
WCMG | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the First Trust WCM Global Equity ETF (the “Fund”) for the period of April 21, 2026 (commencement of investment operations) to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/WCMG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust WCM Global Equity ETF	$17(1)	0.85%(2)
(1)	The Fund commenced investment operations on April 21, 2026. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$1,082,204
Total number of portfolio holdings	46
Portfolio turnover rate	2%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Nebius Group N.V.	6.6%
Rolls-Royce Holdings PLC	5.2%
Alphabet, Inc., Class A	5.2%
Kioxia Holdings Corp.	4.3%
Brookdale Senior Living, Inc.	3.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3.3%
Tapestry, Inc.	3.2%
Interactive Brokers Group, Inc., Class A	3.1%
Western Digital Corp.	3.0%
Siemens Energy AG	2.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/WCMG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust WCM Global Equity ETF (WCMG)

FT Vest Bitcoin Strategy Floor15 ETF - January
BFJA | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the FT Vest Bitcoin Strategy Floor15 ETF - January (the “Fund”) for the period of January 9, 2026 (commencement of investment operations) to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BFJA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Bitcoin Strategy Floor15 ETF - January	$39(1)	0.90%(2)
(1)	The Fund commenced investment operations on January 9, 2026. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$852,153
Total number of portfolio holdings	9
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	2.9%
Purchased Options	1,529.4%
Written Options	(1,432.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BFJA to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
FT Vest Bitcoin Strategy Floor15 ETF - January (BFJA)

FT Vest Bitcoin Strategy
Floor15 ETF - April
BFAP | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the FT Vest Bitcoin Strategy Floor15 ETF - April (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BFAP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Bitcoin Strategy Floor15 ETF - April	$39	0.90%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$2,068,289
Total number of portfolio holdings	9
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.8%
Purchased Options	1,314.1%
Written Options	(1,215.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BFAP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
FT Vest Bitcoin Strategy Floor15 ETF - April (BFAP)

FT Vest Bitcoin Strategy
Floor15 ETF - July
BFJL | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the FT Vest Bitcoin Strategy Floor15 ETF - July (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BFJL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Bitcoin Strategy Floor15 ETF - July	$43	0.90%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$3,340,851
Total number of portfolio holdings	9
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	2.1%
Purchased Options	1,311.2%
Written Options	(1,213.0%)
Net Other Assets and Liabilities	(0.3%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BFJL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
FT Vest Bitcoin Strategy Floor15 ETF - July (BFJL)

FT Vest Bitcoin Strategy
Floor15 ETF - October
BFOC | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the FT Vest Bitcoin Strategy Floor15 ETF - October (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BFOC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Bitcoin Strategy Floor15 ETF - October	$43	0.90%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$7,620,009
Total number of portfolio holdings	9
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.6%
Purchased Options	1,566.2%
Written Options	(1,467.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BFOC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
FT Vest Bitcoin Strategy Floor15 ETF - October (BFOC)

FT Vest Bitcoin Strategy
& Target Income ETF
DFII | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the FT Vest Bitcoin Strategy & Target Income ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DFII. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Bitcoin Strategy & Target Income ETF	$35	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$16,052,645
Total number of portfolio holdings	8
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	1,724.0%
Written Options	(1,627.4%)
Net Other Assets and Liabilities	2.6%
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DFII to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
FT Vest Bitcoin Strategy & Target Income ETF (DFII)

FT Vest Laddered Autocallable Barrier & Income ETF
ACYN | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the FT Vest Laddered Autocallable Barrier & Income ETF (the “Fund”) for the period of February 24, 2026 (commencement of investment operations) to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/ACYN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Autocallable Barrier & Income ETF	$27(1)	0.75%(2)
(1)	The Fund commenced investment operations on February 24, 2026. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$959,249,625
Total number of portfolio holdings	7
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Fund Allocation
U.S. Treasury Bills	67.0%
Money Market Funds	29.3%
Net Other Assets and Liabilities(1)	3.7%
Total	100.0%
(1) Includes unrealized appreciation (depreciation) on swap contracts.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/ACYN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
FT Vest Laddered Autocallable Barrier & Income ETF (ACYN)

FT Vest Laddered Autocallable Barrier & Resilient Income ETF
ACYS | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the FT Vest Laddered Autocallable Barrier & Resilient Income ETF (the “Fund”) for the period of April 22, 2026 (commencement of investment operations) to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/ACYS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Autocallable Barrier & Resilient Income ETF	$15(1)	0.75%(2)
(1)	The Fund commenced investment operations on April 22, 2026. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$164,075,508
Total number of portfolio holdings	7
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Fund Allocation
U.S. Treasury Bills	72.6%
Money Market Funds	22.1%
Net Other Assets and Liabilities(1)	5.3%
Total	100.0%
(1) Includes unrealized appreciation (depreciation) on swap contracts.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/ACYS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
FT Vest Laddered Autocallable Barrier & Resilient Income ETF (ACYS)

FT Vest Autocallable Barrier & High Income ETF
ACYQ | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the FT Vest Autocallable Barrier & High Income ETF (the “Fund”) for the period of June 23, 2026 (commencement of investment operations) to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/ACYQ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Autocallable Barrier & High Income ETF	$2(1)	0.75%(2)
(1)	The Fund commenced investment operations on June 23, 2026. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$7,073,309
Total number of portfolio holdings	7
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Fund Allocation
U.S. Treasury Bills	91.4%
Money Market Funds	7.5%
Net Other Assets and Liabilities(1)	1.1%
Total	100.0%
(1) Includes unrealized appreciation (depreciation) on swap contracts.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/ACYQ to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
FT Vest Autocallable Barrier & High Income ETF (ACYQ)

(b)       Not applicable.

Item 2. Code of Ethics.

The First Trust Exchange-Traded Fund (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the currently effective Code of Ethics will be filed with the Registrant’s annual Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the semi-annual financial statement(s) required, and for the periods specified, by Regulation S-X.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended June 30, 2026

First Trust Exchange-Traded Fund
Book 1

First Trust Dow Jones Select MicroCap Index Fund (FDM)
First Trust Morningstar Dividend Leaders Index Fund (FDL)
First Trust US Equity Opportunities ETF (FPX)
First Trust NYSE® Arca® Biotechnology Index Fund (FBT)
First Trust Dow Jones Internet Index Fund (FDN)
First Trust Capital Strength® ETF (FTCS)
First Trust Value Line® Dividend Index Fund (FVD)
First Trust Growth StrengthTM ETF (FTGS)
First Trust Indxx Aerospace & Defense ETF (MISL)
First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)

First Trust Exchange-Traded Fund
Semi-Annual Financial Statements and Other Information
June 30, 2026
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 0.8%
17,594	National Presto Industries, Inc.	$2,199,074
	Automobile Components — 3.1%
787,787	Dauch Corp. (a)	4,269,806
70,193	Standard Motor Products, Inc.	2,735,421
13,870	Strattec Security Corp. (a)	1,129,711
		8,134,938
	Banks — 32.9%
73,106	Bridgewater Bancshares, Inc. (a)	1,538,150
108,454	Business First Bancshares, Inc.	3,332,791
10,152	C&F Financial Corp.	812,160
73,658	California BanCorp	1,535,033
56,138	Camden National Corp.	3,043,802
37,300	Capital Bancorp, Inc.	1,309,976
45,972	Capital City Bank Group, Inc.	2,271,936
73,752	Carter Bankshares, Inc.	2,508,306
86,625	Central Pacific Financial Corp.	3,309,075
45,724	ChoiceOne Financial Services, Inc.	1,554,616
68,976	Civista Bancshares, Inc.	1,946,503
97,306	CNB Financial Corp.	3,280,185
77,446	Community West Bancshares	2,080,200
54,804	Equity Bancshares, Inc., Class A	2,684,848
188,665	Farmers National Banc Corp.	2,754,509
27,752	First Business Financial Services, Inc.	1,753,094
39,468	First Financial Corp.	3,056,402
25,508	First Western Financial, Inc. (a)	819,062
14,017	Franklin Financial Services Corp.	877,464
26,753	Great Southern Bancorp, Inc.	2,097,703
98,029	Hanmi Financial Corp.	3,176,140
22,906	Home Bancorp, Inc.	1,569,519
42,944	HomeTrust Bancshares, Inc.	2,142,476
170,357	Horizon Bancorp, Inc.	3,403,733
191,225	Kearny Financial Corp.	1,808,989
126,117	NB Bancorp, Inc.	2,664,852
120,590	Northfield Bancorp, Inc.	1,776,291
34,432	Northpointe Bancshares, Inc.	660,406
73,828	Northrim BanCorp, Inc.	2,047,989
38,556	OP Bancorp	577,954
34,709	Orange County Bancorp, Inc.	1,276,597
65,209	Orrstown Financial Services, Inc.	2,662,484
52,868	Peapack-Gladstone Financial Corp.	2,502,242
30,567	Peoples Financial Services Corp.	2,028,732
41,032	RBB Bancorp	1,124,892
68,252	Riverview Bancorp, Inc.	370,608
102,153	Shore Bancshares, Inc.	2,344,411
48,801	SmartFinancial, Inc.	2,289,743
Shares	Description	Value

	Banks (Continued)
47,657	South Plains Financial, Inc.	$2,053,302
30,711	Southern Missouri Bancorp, Inc.	2,340,485
50,110	Third Coast Bancshares, Inc. (a)	2,024,444
57,997	TrustCo Bank Corp.	3,184,615
52,766	Western New England Bancorp, Inc.	754,554
		87,351,273
	Biotechnology — 4.4%
599,696	CytomX Therapeutics, Inc. (a)	2,248,860
130,073	Puma Biotechnology, Inc. (a)	1,054,892
61,405	Rigel Pharmaceuticals, Inc. (a)	2,402,164
186,035	Stoke Therapeutics, Inc. (a)	6,087,065
		11,792,981
	Building Products — 0.7%
64,495	Insteel Industries, Inc.	1,947,749
	Chemicals — 2.0%
46,826	Flotek Industries, Inc. (a)	1,101,347
63,828	Koppers Holdings, Inc.	2,865,877
187,147	Orion S.A.	1,240,785
		5,208,009
	Commercial Services & Supplies — 1.4%
151,951	Deluxe Corp.	3,628,590
	Communications Equipment — 0.4%
12,426	BK Technologies Corp. (a)	1,068,387
	Construction & Engineering — 3.7%
102,078	Ameresco, Inc., Class A (a)	2,817,352
31,984	NWPX Infrastructure, Inc. (a)	4,795,681
127,627	Orion Group Holdings, Inc. (a)	2,146,686
		9,759,719
	Consumer Finance — 2.1%
95,102	NerdWallet, Inc., Class A (a)	879,694
116,197	OppFi, Inc. (a)	1,153,836
126,585	PRA Group, Inc. (a)	2,403,849
27,810	Regional Management Corp.	1,145,772
		5,583,151
	Consumer Staples Distribution & Retail — 0.5%
31,037	Village Super Market, Inc., Class A	1,309,141
	Distributors — 2.1%
87,524	GigaCloud Technology, Inc., Class A (a)	2,765,758
68,041	Gold.com, Inc.	2,831,186
		5,596,944
See Notes to Financial Statements

First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Consumer Services — 2.0%
60,878	American Public Education, Inc. (a)	$3,269,149
52,677	Carriage Services, Inc.	2,019,636
		5,288,785
	Diversified Telecommunication Services — 0.1%
11,027	Liberty Capital Corp. (a)	241,491
	Electric Utilities — 0.4%
69,211	Genie Energy Ltd., Class B	1,000,099
	Electrical Equipment — 1.4%
7,358	Espey Mfg. & Electronics Corp. (b)	495,561
121,842	LSI Industries, Inc.	3,238,561
		3,734,122
	Electronic Equipment, Instruments & Components — 2.3%
54,736	Climb Global Solutions, Inc.	1,270,423
22,865	Frequency Electronics, Inc. (a)	1,517,093
79,815	Kimball Electronics, Inc. (a)	2,043,264
12,763	M-Tron Industries, Inc. (a)	1,265,451
		6,096,231
	Energy Equipment & Services — 4.1%
45,828	Energy Services of America Corp. (b)	886,313
115,211	Flowco Holdings, Inc., Class A	2,458,603
36,376	Natural Gas Services Group, Inc.	1,569,261
51,261	Ranger Energy Services, Inc., Class A	820,689
449,340	TETRA Technologies, Inc. (a)	5,091,022
		10,825,888
	Financial Services — 2.9%
83,400	Alerus Financial Corp.	2,593,740
38,018	Cass Information Systems, Inc.	1,951,084
16,821	Finance Of America Cos., Inc., Class A (a)	462,914
90,032	NewtekOne, Inc.	1,333,374
22,108	Onity Group, Inc. (a)	878,793
32,570	Velocity Financial, Inc. (a)	601,242
		7,821,147
	Food Products — 2.0%
30,175	John B Sanfilippo & Son, Inc.	2,594,748
16,078	Seneca Foods Corp., Class A (a)	2,796,608
		5,391,356
	Health Care Equipment & Supplies — 0.1%
5,934	Pro-Dex, Inc. (a)	347,436
Shares	Description	Value

	Health Care Providers & Services — 1.5%
16,671	Nutex Health, Inc. (a) (b)	$2,848,907
110,694	Viemed Healthcare, Inc. (a)	1,261,912
		4,110,819
	Hotels, Restaurants & Leisure — 0.8%
8,696	Nathan’s Famous, Inc.	883,514
240,222	Portillo’s, Inc., Class A (a)	1,138,652
		2,022,166
	Household Durables — 1.4%
164,340	Cricut, Inc., Class A	721,452
15,392	Hovnanian Enterprises, Inc., Class A (a)	2,191,975
29,993	Legacy Housing Corp. (a)	787,916
		3,701,343
	Household Products — 1.8%
26,903	Central Garden & Pet Co. (a)	1,192,879
34,005	Oil-Dri Corp. of America	3,475,651
		4,668,530
	Insurance — 5.2%
81,009	American Coastal Insurance Corp.	899,200
22,757	American Integrity Insurance Group, Inc.	428,514
56,405	Donegal Group, Inc., Class A	1,063,798
74,411	Heritage Insurance Holdings, Inc. (a)	1,940,639
5,201	Investors Title Co.	1,423,410
39,901	Kingstone Cos, Inc.	759,316
73,228	United Fire Group, Inc.	3,840,076
83,369	Universal Insurance Holdings, Inc.	3,448,142
		13,803,095
	Interactive Media & Services — 0.0%
39,497	Arena Group Holdings (The), Inc. (a)	32,783
	Leisure Products — 0.8%
147,669	Smith & Wesson Brands, Inc.	2,220,942
	Machinery — 2.8%
76,749	Douglas Dynamics, Inc.	4,140,609
89,629	Luxfer Holdings PLC	1,616,907
119,180	Manitowoc (The) Co., Inc. (a)	1,655,410
		7,412,926
	Marine Transportation — 1.5%
127,271	Genco Shipping & Trading Ltd.	3,153,775
112,894	Pangaea Logistics Solutions Ltd.	733,811
		3,887,586
See Notes to Financial Statements

First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Media — 2.8%
235,145	EW Scripps (The) Co., Class A (a)	$651,352
277,069	Gray Media, Inc.	1,099,964
138,173	Sinclair, Inc.	1,968,965
420,395	USA Today Co., Inc. (a)	3,594,377
		7,314,658
	Oil, Gas & Consumable Fuels — 2.1%
116,472	Amplify Energy Corp. (a)	463,558
87,341	Epsilon Energy Ltd.	472,515
2,148	PrimeEnergy Resources Corp. (a)	358,480
33,123	Riley Exploration Permian, Inc.	1,091,734
105,181	SandRidge Energy, Inc.	1,440,980
346,017	VAALCO Energy, Inc.	1,757,766
		5,585,033
	Personal Care Products — 0.4%
47,273	Nature’s Sunshine Products, Inc. (a)	1,030,551
	Pharmaceuticals — 0.2%
138,064	SIGA Technologies, Inc.	502,553
	Professional Services — 1.3%
60,190	Mistras Group, Inc. (a)	1,051,519
15,291	RCM Technologies, Inc. (a)	431,665
11,784	Resolute Holdings Management, Inc. (a)	1,703,141
58,220	TaskUS, Inc., Class A	272,470
		3,458,795
	Real Estate Management & Development — 0.3%
70,469	RE/MAX Holdings, Inc., Class A (a)	694,824
	Retail REITs — 1.1%
150,101	Whitestone REIT	2,845,915
	Software — 1.5%
61,060	Consensus Cloud Solutions, Inc. (a)	2,329,439
123,040	OneSpan, Inc.	1,765,624
		4,095,063
	Specialty Retail — 1.0%
26,175	America’s Car-Mart, Inc. (a) (b)	73,028
180,625	Arhaus, Inc.	1,520,862
38,529	Build-A-Bear Workshop, Inc. (b)	1,179,373
		2,773,263
	Technology Hardware, Storage & Peripherals — 1.4%
20,948	CPI Card Group, Inc. (a)	435,299
236,462	Eastman Kodak Co. (a)	2,187,274
Shares	Description	Value

	Technology Hardware, Storage & Peripherals (Continued)
92,278	Immersion Corp.	$624,722
46,767	Turtle Beach Corp. (a)	582,249
		3,829,544
	Textiles, Apparel & Luxury Goods — 1.2%
52,345	Movado Group, Inc.	2,057,682
25,028	Rocky Brands, Inc.	1,032,155
		3,089,837
	Trading Companies & Distributors — 0.6%
122,866	Hudson Technologies, Inc. (a)	705,251
28,491	Karat Packaging, Inc.	953,309
		1,658,560
	Water Utilities — 0.6%
49,916	Consolidated Water Co., Ltd.	1,472,522
	Wireless Telecommunication Services — 0.3%
69,321	Spok Holdings, Inc.	709,847
	Total Common Stocks	265,247,666
	(Cost $204,044,181)
MONEY MARKET FUNDS — 0.1%
138,975	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (c)	138,975
	(Cost $138,975)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.0%
$2,789,588	Citigroup, Inc., 3.64% (c), dated 06/30/26, due 07/01/26, with a maturity value of $2,789,870. Collateralized by U.S. Treasury Note, interest rate of 4.13%, due 03/31/29. The value of the collateral including accrued interest is $2,845,380. (d)	2,789,588
	(Cost $2,789,588)

	Total Investments — 101.1%	268,176,229
	(Cost $206,972,744)
	Net Other Assets and Liabilities — (1.1)%	(2,852,763)
	Net Assets — 100.0%	$265,323,466

See Notes to Financial Statements

First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $2,768,845 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $2,789,588.

(c)	Rate shown reflects yield as of June 30, 2026.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$265,247,666	$265,247,666	$—	$—
Money Market Funds	138,975	138,975	—	—
Repurchase Agreements	2,789,588	—	2,789,588	—
Total Investments	$268,176,229	$265,386,641	$2,789,588	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$2,768,845
Non-cash Collateral(2)	(2,768,845)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$2,789,588
Non-cash Collateral(4)	(2,789,588)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Morningstar Dividend Leaders Index Fund (FDL)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Air Freight & Logistics — 3.2%
2,136,834	United Parcel Service, Inc., Class B	$229,709,655
	Banks — 6.9%
262,294	Associated Banc-Corp.	8,070,786
246,722	Atlantic Union Bankshares Corp.	10,438,808
172,746	Bank OZK	8,998,339
646,867	Columbia Banking System, Inc.	20,732,087
3,459,678	Huntington Bancshares, Inc.	61,340,091
1,632,364	KeyCorp	37,625,990
153,951	Prosperity Bancshares, Inc.	11,243,042
1,428,863	Regions Financial Corp.	43,151,663
2,491,290	Truist Financial Corp.	124,116,068
2,743,936	U.S. Bancorp	165,733,734
220,196	United Bankshares, Inc.	10,091,583
		501,542,191
	Beverages — 5.0%
75,775	Brown-Forman Corp., Class A	2,073,204
459,019	Brown-Forman Corp., Class B	12,232,856
2,602,038	PepsiCo, Inc.	352,315,945
		366,622,005
	Capital Markets — 4.2%
419,192	Ares Management Corp., Class A	46,660,261
1,428,113	Blackstone, Inc.	168,046,057
546,258	Franklin Resources, Inc.	18,174,004
201,445	Lazard, Inc.	8,448,603
131,924	Moelis & Co., Class A	8,630,468
493,027	T. Rowe Price Group, Inc.	56,052,240
		306,011,633
	Chemicals — 0.4%
242,907	Eastman Chemical Co.	16,269,911
585,951	Mosaic (The) Co.	12,416,301
		28,686,212
	Consumer Finance — 0.3%
418,401	OneMain Holdings, Inc.	25,509,909
	Consumer Staples Distribution & Retail — 1.5%
664,780	Albertsons Cos., Inc., Class A	8,994,473
784,549	Target Corp.	102,469,945
		111,464,418
	Containers & Packaging — 1.7%
1,489,784	Amcor PLC	64,582,136
1,099,811	Smurfit Westrock PLC	50,877,257
200,269	Sonoco Products Co.	11,285,158
		126,744,551
Shares	Description	Value

	Distributors — 0.5%
285,253	Genuine Parts Co.	$33,654,149
	Diversified Consumer Services — 0.2%
757,500	ADT, Inc.	4,923,750
262,905	H&R Block, Inc.	10,011,422
		14,935,172
	Diversified Telecommunication Services — 10.3%
9,300,852	Comcast Corp., Class A	228,335,917
12,339,203	Verizon Communications, Inc.	522,441,855
		750,777,772
	Electric Utilities — 9.2%
1,274,804	Duke Energy Corp.	161,364,690
862,690	Edison International	64,227,271
366,989	Evergy, Inc.	31,718,859
815,463	Eversource Energy	58,933,511
1,803,023	Exelon Corp.	84,056,932
1,041,231	FirstEnergy Corp.	49,500,122
353,620	OGE Energy Corp.	17,207,149
204,640	Pinnacle West Capital Corp.	21,896,480
228,263	Portland General Electric Co.	11,830,871
1,764,183	Southern (The) Co.	168,849,955
		669,585,840
	Financial Services — 0.6%
1,080,014	Fidelity National Information Services, Inc.	41,990,944
	Food Products — 5.4%
643,649	Campbell’s (The) Company	14,334,063
2,295,501	Conagra Brands, Inc.	30,897,444
1,843,638	General Mills, Inc.	64,158,602
673,590	Hormel Foods Corp.	16,718,504
213,005	J.M. Smucker (The) Co.	23,963,063
2,801,247	Kraft Heinz (The) Co.	66,165,454
220,023	Lamb Weston Holdings, Inc.	9,500,593
481,308	McCormick & Co., Inc.	24,267,549
1,976,535	Mondelez International, Inc., Class A	114,322,784
471,687	Tyson Foods, Inc., Class A	27,004,081
		391,332,137
	Gas Utilities — 0.6%
159,208	New Jersey Resources Corp.	8,922,016
100,463	ONE Gas, Inc.	7,742,684
109,603	Spire, Inc.	8,558,898
436,346	UGI Corp.	15,071,391
		40,294,989
	Health Care Equipment & Supplies — 2.3%
2,121,094	Medtronic PLC	165,933,184
See Notes to Financial Statements

First Trust Morningstar Dividend Leaders Index Fund (FDL)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure — 0.1%
95,122	Travel + Leisure Co.	$7,270,174
	Household Durables — 0.1%
48,021	Installed Building Products, Inc.	11,037,147
	Household Products — 1.7%
295,872	Clorox (The) Co.	28,238,024
819,159	Kimberly-Clark Corp.	89,919,083
104,741	Reynolds Consumer Products, Inc.	2,812,296
		120,969,403
	Independent Power and Renewable Electricity Producers — 0.3%
1,529,050	AES (The) Corp.	22,415,873
	Insurance — 2.2%
528,946	Fidelity National Financial, Inc.	24,945,093
154,695	First American Financial Corp.	10,610,530
409,774	Lincoln National Corp.	14,485,511
357,143	Old Republic International Corp.	14,614,292
886,885	Prudential Financial, Inc.	95,721,498
		160,376,924
	IT Services — 1.8%
1,079,893	Accenture PLC, Class A	134,381,885
	Machinery — 0.4%
298,947	Stanley Black & Decker, Inc.	28,136,892
	Media — 0.8%
53,906	Nexstar Media Group, Inc.	9,627,073
569,958	Omnicom Group, Inc.	41,510,041
339,554	Sirius XM Holdings, Inc.	10,030,425
		61,167,539
	Multi-Utilities — 5.0%
139,181	Black Hills Corp.	10,355,066
589,363	Consolidated Edison, Inc.	65,201,229
1,603,220	Dominion Energy, Inc.	109,483,894
315,280	DTE Energy Co.	48,039,214
109,865	Northwestern Energy Group, Inc.	7,868,531
806,425	Public Service Enterprise Group, Inc.	65,449,453
522,969	WEC Energy Group, Inc.	61,067,090
		367,464,477
	Oil, Gas & Consumable Fuels — 11.1%
625,843	Antero Midstream Corp.	14,237,928
3,264,954	Chevron Corp.	541,198,775
94,469	Chord Energy Corp.	10,797,807
3,511,514	Kinder Morgan, Inc.	112,263,103
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
218,468	Murphy Oil Corp.	$7,113,318
1,416,297	ONEOK, Inc.	123,132,861
		808,743,792
	Pharmaceuticals — 9.3%
4,335,881	Bristol-Myers Squibb Co.	249,833,463
17,877,562	Pfizer, Inc.	430,491,693
		680,325,156
	Professional Services — 1.0%
731,849	Paychex, Inc.	71,962,712
	Semiconductors & Semiconductor Equipment — 0.2%
266,047	Skyworks Solutions, Inc.	18,037,987
	Specialty Retail — 0.6%
474,625	Best Buy Co., Inc.	36,014,545
27,974	Penske Automotive Group, Inc.	5,005,947
		41,020,492
	Technology Hardware, Storage & Peripherals — 0.6%
2,027,839	HP, Inc.	44,490,788
	Textiles, Apparel & Luxury Goods — 1.2%
2,073,333	NIKE, Inc., Class B	85,110,320
	Tobacco — 10.7%
4,694,889	Altria Group, Inc.	337,797,264
2,440,411	Philip Morris International, Inc.	441,494,754
		779,292,018
	Water Utilities — 0.3%
497,851	Essential Utilities, Inc.	19,072,672
	Total Common Stocks	7,266,071,012
	(Cost $6,771,653,264)
MONEY MARKET FUNDS — 0.1%
3,275,100	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (a)	3,275,100
	(Cost $3,275,100)

	Total Investments — 99.8%	7,269,346,112
	(Cost $6,774,928,364)
	Net Other Assets and Liabilities — 0.2%	16,451,590
	Net Assets — 100.0%	$7,285,797,702

(a)	Rate shown reflects yield as of June 30, 2026.
See Notes to Financial Statements

First Trust Morningstar Dividend Leaders Index Fund (FDL)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$7,266,071,012	$7,266,071,012	$—	$—
Money Market Funds	3,275,100	3,275,100	—	—
Total Investments	$7,269,346,112	$7,269,346,112	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust US Equity Opportunities ETF (FPX)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Air Freight & Logistics — 1.8%
94,867	FedEx Corp.	$29,705,704
	Automobile Components — 0.5%
132,242	BorgWarner, Inc.	8,780,869
	Automobiles — 0.7%
677,189	Rivian Automotive, Inc., Class A (a)	11,749,229
	Banks — 0.9%
91,345	Nicolet Bankshares, Inc.	15,107,550
	Beverages — 1.0%
245,479	Vita Coco (The) Co., Inc. (a)	16,235,981
	Biotechnology — 2.7%
48,605	Apogee Therapeutics, Inc. (a)	6,451,342
105,232	Bridgebio Pharma, Inc. (a)	7,837,679
94,777	CG Oncology, Inc. (a)	6,733,906
175,561	Exelixis, Inc. (a)	9,552,274
35,516	Ionis Pharmaceuticals, Inc. (a)	2,816,064
22,844	Revolution Medicines, Inc. (a)	4,278,224
231,865	Roivant Sciences Ltd. (a)	8,205,702
		45,875,191
	Broadline Retail — 0.1%
57,015	Pattern Group, Inc., Class A (a)	1,436,208
	Capital Markets — 2.0%
125,690	Galaxy Digital, Inc., Class A (a)	3,436,365
26,354	Goldman Sachs Group (The), Inc.	26,653,645
25,549	StoneX Group, Inc. (a)	3,027,556
		33,117,566
	Chemicals — 2.2%
44,048	DuPont de Nemours, Inc.	5,974,671
341,285	Solstice Advanced Materials, Inc.	30,237,851
		36,212,522
	Communications Equipment — 3.8%
50,161	Lumentum Holdings, Inc. (a)	43,041,148
220,125	Viasat, Inc. (a)	19,769,426
		62,810,574
	Construction & Engineering — 2.0%
16,123	Cardinal Infrastructure Group, Inc., Class A (a)	1,518,787
38,393	Everus Construction Group, Inc. (a)	6,371,318
232,182	Legence Corp., Class A (a)	19,788,872
12,737	MasTec, Inc. (a)	5,299,356
		32,978,333
Shares	Description	Value

	Construction Materials — 0.2%
48,787	Knife River Corp. (a)	$4,081,033
	Consumer Finance — 0.9%
34,156	Dave, Inc. (a)	12,726,184
9,382	Enova International, Inc. (a)	2,258,529
		14,984,713
	Consumer Staples Distribution & Retail — 1.1%
378,823	Maplebear, Inc. (a)	17,937,269
	Diversified Consumer Services — 0.4%
69,130	Liberty Live Holdings, Inc., Class C (a)	7,302,893
	Diversified Telecommunication Services — 4.1%
396,205	AST SpaceMobile, Inc. (a)	35,206,776
199,520	Space Exploration Technologies Corp., Class A (a)	34,089,987
		69,296,763
	Electric Utilities — 1.4%
205,081	Entergy Corp.	23,555,604
	Electrical Equipment — 12.6%
81,781	Forgent Power Solutions, Inc., Class A (a)	4,568,287
158,812	GE Vernova, Inc.	186,581,866
161,477	Nextpower, Inc., Class A (a)	19,238,370
		210,388,523
	Electronic Equipment, Instruments & Components — 1.5%
21,023	Coherent Corp. (a)	8,292,943
495,245	Ingram Micro Holding Corp.	13,584,570
36,084	Ralliant Corp.	2,656,865
		24,534,378
	Energy Equipment & Services — 0.5%
54,207	Kodiak Gas Services, Inc.	4,072,572
145,926	WaterBridge Infrastructure LLC, Class A (b)	5,000,884
		9,073,456
	Entertainment — 3.1%
46,153	Sphere Entertainment Co. (a)	7,985,854
1,616,417	Warner Bros. Discovery, Inc. (a)	43,093,677
		51,079,531
	Financial Services — 2.1%
31,605	Corpay, Inc. (a)	10,532,998
225,011	Enact Holdings, Inc.	10,285,253
41,217	Jackson Financial, Inc., Class A	4,220,209
237,899	NCR Atleos Corp. (a)	10,327,195
		35,365,655
See Notes to Financial Statements

First Trust US Equity Opportunities ETF (FPX)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products — 1.1%
137,536	J.M. Smucker (The) Co.	$15,472,800
93,017	Smithfield Foods, Inc.	2,256,592
		17,729,392
	Ground Transportation — 0.8%
56,003	Fedex Freight Holding Co., Inc. (a)	8,456,453
52,381	Knight-Swift Transportation Holdings, Inc.	4,078,908
62,025	RXO, Inc. (a)	1,711,270
		14,246,631
	Health Care Equipment & Supplies — 3.1%
50,990	Globus Medical, Inc., Class A (a)	4,028,720
1,058,710	Medline, Inc., Class A (a)	41,755,522
362,103	MiniMed Group, Inc. (a) (b)	5,413,440
		51,197,682
	Health Care Providers & Services — 2.8%
266,575	Alignment Healthcare, Inc. (a)	6,347,151
17,299	Billiontoone, Inc., Class A (a)	2,075,534
416,749	BrightSpring Health Services, Inc. (a)	29,064,075
170,102	Guardian Pharmacy Services, Inc., Class A (a)	7,122,171
29,105	Hinge Health, Inc., Class A (a)	2,415,715
		47,024,646
	Health Care REITs — 2.1%
226,294	American Healthcare REIT, Inc.	11,801,232
261,204	Ventas, Inc.	23,194,915
		34,996,147
	Hotels, Restaurants & Leisure — 3.3%
140,459	DoorDash, Inc., Class A (a)	25,918,899
29,998	Hilton Grand Vacations, Inc. (a)	1,570,995
30,353	Hyatt Hotels Corp., Class A	5,883,626
71,759	Life Time Group Holdings, Inc. (a)	2,930,638
68,323	Navan, Inc., Class A (a)	1,562,547
400,155	Rush Street Interactive, Inc. (a)	11,900,610
67,075	Travel + Leisure Co.	5,126,542
		54,893,857
	Industrial REITs — 0.2%
73,394	Lineage, Inc.	3,174,290
Shares	Description	Value

	Insurance — 0.8%
319,964	Hamilton Insurance Group Ltd., Class B	$10,859,578
97,190	Oscar Health, Inc., Class A (a)	2,771,859
		13,631,437
	Interactive Media & Services — 0.9%
82,744	Reddit, Inc., Class A (a)	14,362,703
	IT Services — 2.4%
147,097	CoreWeave, Inc., Class A (a)	14,642,036
112,143	DigitalOcean Holdings, Inc. (a)	17,609,815
40,773	Twilio, Inc., Class A (a)	8,412,693
		40,664,544
	Life Sciences Tools & Services — 0.2%
49,072	Bruker Corp.	2,953,153
	Machinery — 0.8%
62,050	Crane Co.	13,841,493
	Media — 0.5%
90,300	Fox Corp., Class A	4,710,048
108,514	Sirius XM Holdings, Inc.	3,205,504
		7,915,552
	Oil, Gas & Consumable Fuels — 2.9%
197,313	DT Midstream, Inc.	28,953,709
290,572	HF Sinclair Corp.	20,238,340
		49,192,049
	Personal Care Products — 0.5%
412,626	Kenvue, Inc.	7,885,283
	Pharmaceuticals — 6.4%
82,196	Alumis, Inc. (a)	2,312,995
45,537	Eli Lilly & Co.	54,618,444
40,500	Jazz Pharmaceuticals PLC (a)	9,759,285
43,070	Ligand Pharmaceuticals, Inc. (a)	13,613,996
371,255	Royalty Pharma PLC, Class A	20,816,268
53,873	VeraDermics, Inc. (a) (b)	6,623,147
		107,744,135
	Professional Services — 2.1%
42,500	Andersen Group, Inc., Class A (a) (b)	1,603,100
324,881	UL Solutions, Inc., Class A	33,092,379
		34,695,479
	Retail REITs — 0.3%
181,450	Curbline Properties Corp.	5,516,080
	Semiconductors & Semiconductor Equipment — 3.4%
73,700	Credo Technology Group Holding Ltd. (a)	20,042,715
See Notes to Financial Statements

First Trust US Equity Opportunities ETF (FPX)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
58,062	MKS, Inc.	$25,825,978
67,485	Qnity Electronics, Inc.	11,020,975
		56,889,668
	Software — 3.1%
75,806	AppLovin Corp., Class A (a)	39,057,525
53,422	Circle Internet Group, Inc. (a)	3,345,820
146,200	NextNav, Inc. (a)	2,606,746
211,084	Unity Software, Inc. (a)	6,032,781
		51,042,872
	Technology Hardware, Storage & Peripherals — 16.6%
76,127	Sandisk Corp. (a)	173,092,244
108,424	Seagate Technology Holdings PLC	104,629,160
		277,721,404
	Total Common Stocks	1,668,928,042
	(Cost $1,060,631,820)
MONEY MARKET FUNDS — 0.1%
1,466,580	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (c)	1,466,580
	(Cost $1,466,580)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.7%
$11,616,456	Mizuho Financial Group, Inc., 3.64% (c), dated 06/30/26, due 07/01/26, with a maturity value of $11,617,631. Collateralized by U.S. Treasury Securities, interest rates of 3.38% to 4.25%, due 03/15/27 to 08/31/31. The value of the collateral including accrued interest is $11,848,785. (d)	11,616,456
	(Cost $11,616,456)

	Total Investments — 100.7%	1,682,011,078
	(Cost $1,073,714,856)
	Net Other Assets and Liabilities — (0.7)%	(11,910,163)
	Net Assets — 100.0%	$1,670,100,915

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $11,455,901 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $11,616,456.

(c)	Rate shown reflects yield as of June 30, 2026.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,668,928,042	$1,668,928,042	$—	$—
Money Market Funds	1,466,580	1,466,580	—	—
Repurchase Agreements	11,616,456	—	11,616,456	—
Total Investments	$1,682,011,078	$1,670,394,622	$11,616,456	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$11,455,901
Non-cash Collateral(2)	(11,455,901)
Net Amount	$—
See Notes to Financial Statements

First Trust US Equity Opportunities ETF (FPX)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$11,616,456
Non-cash Collateral(4)	(11,616,456)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust NYSE® Arca® Biotechnology Index Fund (FBT)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Biotechnology — 70.9%
7,754,637	ADMA Biologics, Inc. (a)	$64,906,312
2,255,030	Alkermes PLC (a)	118,152,297
233,526	Alnylam Pharmaceuticals, Inc. (a)	70,298,332
214,321	Amgen, Inc.	77,609,921
94,077	Argenx SE, ADR (a)	87,281,818
1,154,861	Arrowhead Pharmaceuticals, Inc. (a)	94,132,720
242,935	BeOne Medicines Ltd., ADR (a)	69,229,187
434,918	Biogen, Inc. (a)	93,968,383
1,379,568	BioMarin Pharmaceutical, Inc. (a)	78,938,881
787,725	BioNTech SE, ADR (a)	73,297,811
1,699,296	Exelixis, Inc. (a)	92,458,695
2,662,930	Genmab A/S, ADR (a)	73,150,687
541,089	Gilead Sciences, Inc.	68,361,184
1,109,226	Halozyme Therapeutics, Inc. (a)	86,819,119
783,053	Incyte Corp. (a)	88,766,888
290,454	Krystal Biotech, Inc. (a)	107,953,038
389,721	Natera, Inc. (a)	105,789,766
583,659	Neurocrine Biosciences, Inc. (a)	98,366,970
100,458	Regeneron Pharmaceuticals, Inc.	62,639,581
3,551,828	Sarepta Therapeutics, Inc. (a)	63,826,349
131,578	United Therapeutics Corp. (a)	71,292,908
2,419,677	Veracyte, Inc. (a)	142,107,630
172,436	Vertex Pharmaceuticals, Inc. (a)	85,654,134
		1,975,002,611
	Health Care Providers & Services — 5.1%
9,782,540	NeoGenomics, Inc. (a)	142,727,259
	Life Sciences Tools & Services — 14.7%
1,354,478	Bio-Techne Corp.	95,693,871
2,001,267	Bruker Corp.	120,436,248
622,075	Illumina, Inc. (a)	109,379,447
626,375	Repligen Corp. (a)	85,462,605
		410,972,171
	Pharmaceuticals — 9.3%
422,368	Axsome Therapeutics, Inc. (a)	103,383,015
1,794,981	Corcept Therapeutics, Inc. (a)	156,073,598
		259,456,613
	Total Common Stocks	2,788,158,654
	(Cost $2,268,466,794)
MONEY MARKET FUNDS — 0.1%
1,526,391	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (b)	1,526,391
	(Cost $1,526,391)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$4,689	Daiwa Capital Markets America, Inc., 3.64% (b), dated 06/30/26, due 07/01/26, with a maturity value of $4,689. Collateralized by U.S. Treasury Securities, interest rates of 2.13% to 4.13%, due 06/30/27 to 01/15/35. The value of the collateral including accrued interest is $4,783. (c)	$4,689
	(Cost $4,689)

	Total Investments — 100.1%	2,789,689,734
	(Cost $2,269,997,874)
	Net Other Assets and Liabilities — (0.1)%	(1,780,125)
	Net Assets — 100.0%	$2,787,909,609

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2026.
(c)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,788,158,654	$2,788,158,654	$—	$—
Money Market Funds	1,526,391	1,526,391	—	—
Repurchase Agreements	4,689	—	4,689	—
Total Investments	$2,789,689,734	$2,789,685,045	$4,689	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust NYSE® Arca® Biotechnology Index Fund (FBT)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(1)	$4,689
Non-cash Collateral(2)	(4,689)
Net Amount	$—

(1)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(2)	At June 30, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Dow Jones Internet Index Fund (FDN)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Broadline Retail — 12.0%
2,083,488	Amazon.com, Inc. (a)	$496,578,530
907,056	eBay, Inc.	101,363,508
		597,942,038
	Commercial Services & Supplies — 1.0%
1,810,360	Copart, Inc. (a)	51,034,049
	Communications Equipment — 17.4%
1,470,357	Arista Networks, Inc. (a)	249,784,247
289,093	Ciena Corp. (a)	141,817,462
3,619,865	Cisco Systems, Inc.	425,189,343
115,419	F5, Inc. (a)	48,009,687
		864,800,739
	Diversified Consumer Services — 0.2%
82,044	Duolingo, Inc. (a)	9,436,701
	Entertainment — 5.4%
2,721,239	Netflix, Inc. (a)	194,296,464
1,372,702	ROBLOX Corp., Class A (a)	74,647,535
		268,943,999
	Financial Services — 1.6%
1,804,133	PayPal Holdings, Inc.	77,902,463
	Health Care Technology — 1.1%
307,021	Veeva Systems, Inc., Class A (a)	54,487,017
	Hotels, Restaurants & Leisure — 11.5%
852,995	Airbnb, Inc., Class A (a)	122,063,585
1,389,080	Booking Holdings, Inc.	247,589,619
774,128	DoorDash, Inc., Class A (a)	142,849,840
1,023,832	DraftKings, Inc., Class A (a)	25,861,996
354,571	Flutter Entertainment PLC (a)	36,226,519
		574,591,559
	Interactive Media & Services — 19.8%
773,378	Alphabet, Inc., Class A	276,382,096
623,381	Alphabet, Inc., Class C	220,259,209
868,454	Meta Platforms, Inc., Class A	489,191,453
		985,832,758
	IT Services — 10.9%
296,662	Akamai Technologies, Inc. (a)	35,068,415
652,950	Cloudflare, Inc., Class A (a)	160,155,576
539,346	CoreWeave, Inc., Class A (a)	53,686,501
271,222	GoDaddy, Inc., Class A (a)	23,021,323
342,079	Okta, Inc. (a)	46,676,680
705,960	Snowflake, Inc. (a)	179,666,820
167,395	VeriSign, Inc.	42,109,886
		540,385,201
Shares	Description	Value

	Professional Services — 0.2%
87,532	Paycom Software, Inc.	$11,001,022
	Software — 16.9%
326,485	Atlassian Corp., Class A (a)	25,397,268
117,473	Circle Internet Group, Inc. (a)	7,357,334
675,116	Datadog, Inc., Class A (a)	175,773,202
397,320	Docusign, Inc. (a)	17,648,954
104,690	HubSpot, Inc. (a)	19,106,972
779,692	MARA Holdings, Inc. (a)	10,829,922
539,773	Nutanix, Inc., Class A (a)	27,506,832
1,559,007	Oracle Corp.	228,472,476
1,305,532	Salesforce, Inc.	204,524,643
761,476	Samsara, Inc., Class A (a)	24,694,667
417,054	Workday, Inc., Class A (a)	51,055,751
543,633	Zoom Communications, Inc. (a)	46,920,964
		839,288,985
	Specialty Retail — 1.9%
1,463,215	Carvana Co. (a)	96,308,811
	Total Common Stocks	4,971,955,342
	(Cost $5,661,511,563)
MONEY MARKET FUNDS — 0.1%
6,319,898	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.51% (b)	6,319,898
	(Cost $6,319,898)

	Total Investments — 100.0%	4,978,275,240
	(Cost $5,667,831,461)
	Net Other Assets and Liabilities — (0.0)%	(2,323,718)
	Net Assets — 100.0%	$4,975,951,522

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$4,971,955,342	$4,971,955,342	$—	$—
Money Market Funds	6,319,898	6,319,898	—	—
Total Investments	$4,978,275,240	$4,978,275,240	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Capital Strength® ETF (FTCS)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 6.3%
458,323	General Dynamics Corp.	$162,356,340
329,972	Honeywell Aerospace, Inc. (a)	72,950,210
260,268	Lockheed Martin Corp.	132,596,135
231,684	Northrop Grumman Corp.	117,998,978
		485,901,663
	Beverages — 6.4%
2,034,975	Coca-Cola (The) Co.	165,382,418
2,008,982	Monster Beverage Corp. (a)	193,103,350
977,542	PepsiCo, Inc.	132,359,187
		490,844,955
	Biotechnology — 3.9%
433,801	Amgen, Inc.	157,088,018
1,119,800	Gilead Sciences, Inc.	141,475,532
		298,563,550
	Building Products — 2.1%
323,724	Trane Technologies PLC	159,000,280
	Capital Markets — 10.0%
337,857	Ameriprise Financial, Inc.	154,995,277
513,867	Cboe Global Markets, Inc.	124,700,105
1,670,233	Charles Schwab (The) Corp.	154,112,399
1,015,679	Raymond James Financial, Inc.	154,413,679
1,589,286	T. Rowe Price Group, Inc.	180,685,925
		768,907,385
	Chemicals — 2.1%
313,125	Linde PLC	162,493,088
	Commercial Services & Supplies — 3.7%
4,607,746	Copart, Inc. (a)	129,892,360
1,694,100	Veralto Corp.	150,232,788
		280,125,148
	Communications Equipment — 4.6%
1,787,006	Cisco Systems, Inc.	209,901,725
348,740	Motorola Solutions, Inc.	144,828,234
		354,729,959
	Consumer Staples Distribution & Retail — 3.7%
154,145	Costco Wholesale Corp.	144,198,023
1,208,857	Walmart, Inc.	136,915,144
		281,113,167
	Financial Services — 4.2%
295,663	Mastercard, Inc., Class A	151,852,517
486,183	Visa, Inc., Class A	166,804,525
		318,657,042
	Ground Transportation — 2.2%
613,717	Union Pacific Corp.	166,931,024
Shares	Description	Value

	Health Care Equipment & Supplies — 5.3%
328,485	Intuitive Surgical, Inc. (a)	$130,631,915
675,649	ResMed, Inc.	131,670,477
448,934	Stryker Corp.	141,342,380
		403,644,772
	Health Care Providers & Services — 1.7%
470,537	Cencora, Inc.	133,152,560
	Household Durables — 2.0%
22,014	NVR, Inc. (a)	149,990,188
	Household Products — 4.2%
1,796,165	Colgate-Palmolive Co.	164,672,407
1,048,997	Procter & Gamble (The) Co.	153,824,920
		318,497,327
	Industrial Conglomerates — 3.1%
997,279	3M Co.	161,469,443
329,561	Honeywell International, Inc. (b)	73,788,708
		235,258,151
	Insurance — 6.3%
923,926	Cincinnati Financial Corp.	171,055,659
876,731	Marsh & McLennan Cos., Inc.	146,124,756
2,323,613	W.R. Berkley Corp.	163,884,425
		481,064,840
	Interactive Media & Services — 2.1%
451,093	Alphabet, Inc., Class A	161,207,105
	Life Sciences Tools & Services — 2.2%
1,264,702	Agilent Technologies, Inc.	167,990,367
	Machinery — 2.1%
405,313	Snap-on, Inc.	163,097,951
	Oil, Gas & Consumable Fuels — 2.0%
1,200,100	EOG Resources, Inc.	155,688,973
	Pharmaceuticals — 5.5%
658,165	Johnson & Johnson	167,154,165
1,294,440	Merck & Co., Inc.	166,335,540
1,259,431	Zoetis, Inc.	90,502,712
		423,992,417
	Professional Services — 4.4%
768,840	Automatic Data Processing, Inc.	172,181,718
1,676,046	Paychex, Inc.	164,805,603
		336,987,321
	Software — 1.8%
364,551	Microsoft Corp.	135,984,814
	Specialty Retail — 5.8%
441,125	Home Depot (The), Inc.	155,575,965
See Notes to Financial Statements

First Trust Capital Strength® ETF (FTCS)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
676,541	Ross Stores, Inc.	$144,001,752
959,230	TJX (The) Cos., Inc.	145,323,345
		444,901,062
	Technology Hardware, Storage & Peripherals — 2.2%
570,364	Apple, Inc.	165,040,527
	Total Common Stocks	7,643,765,636
	(Cost $6,959,504,675)
MONEY MARKET FUNDS — 0.1%
3,702,275	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (c)	3,702,275
	(Cost $3,702,275)

	Total Investments — 100.0%	7,647,467,911
	(Cost $6,963,206,950)
	Net Other Assets and Liabilities — 0.0%	3,413,263
	Net Assets — 100.0%	$7,650,881,174

(a)	Non-income producing security.
(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2026, securities noted as such are valued at $73,788,708 or 1.0% of net assets.

(c)	Rate shown reflects yield as of June 30, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Industrial Conglomerates	$235,258,151	$161,469,443	$73,788,708	$—
Other Industry Categories*	7,408,507,485	7,408,507,485	—	—
Money Market Funds	3,702,275	3,702,275	—	—
Total Investments	$7,647,467,911	$7,573,679,203	$73,788,708	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Aerospace & Defense — 2.0%
91,174	General Dynamics Corp.	$32,297,478
109,522	L3Harris Technologies, Inc.	31,825,998
63,422	Lockheed Martin Corp.	32,310,972
61,703	Northrop Grumman Corp.	31,425,955
172,165	RTX Corp.	32,664,865
		160,525,268
	Automobiles — 0.8%
1,204,511	Honda Motor Co., Ltd., ADR	32,654,293
184,444	Toyota Motor Corp., ADR	31,064,059
		63,718,352
	Banks — 4.3%
545,670	Bank of America Corp.	31,092,277
180,769	Bank of Montreal	31,941,882
360,245	Bank of Nova Scotia (The)	31,283,676
274,610	Canadian Imperial Bank of Commerce	31,580,150
568,358	Commerce Bancshares, Inc.	32,822,674
324,373	HSBC Holdings PLC, ADR	30,844,629
94,442	JPMorgan Chase & Co.	30,913,700
2,145,664	Northwest Bancshares, Inc.	32,528,266
154,412	Royal Bank of Canada	31,958,652
261,793	Toronto-Dominion Bank (The)	31,789,524
533,491	U.S. Bancorp	32,222,856
		348,978,286
	Beverages — 2.8%
387,297	Anheuser-Busch InBev S.A./N.V., ADR	31,913,273
393,629	Coca-Cola (The) Co.	31,990,229
322,799	Coca-Cola Europacific Partners PLC	32,302,496
221,225	Constellation Brands, Inc., Class A	30,770,185
393,330	Diageo PLC, ADR	31,615,865
1,014,100	Keurig Dr Pepper, Inc.	33,191,493
222,478	PepsiCo, Inc.	30,123,521
		221,907,062
	Biotechnology — 1.2%
136,103	AbbVie, Inc.	34,248,959
90,815	Amgen, Inc.	32,885,928
250,705	Gilead Sciences, Inc.	31,674,069
		98,808,956
	Capital Markets — 4.4%
213,775	Bank of New York Mellon (The) Corp.	30,914,003
29,766	Blackrock, Inc.	28,621,795
122,296	Cboe Global Markets, Inc.	29,677,570
127,675	CME Group, Inc.	28,194,470
521,410	Federated Hermes, Inc.	28,792,260
Shares	Description	Value

	Capital Markets (Continued)
28,296	Goldman Sachs Group (The), Inc.	$28,617,726
238,350	Intercontinental Exchange, Inc.	29,343,268
137,855	Morgan Stanley	28,817,209
378,952	Nasdaq, Inc.	29,868,997
345,877	SEI Investments Co.	30,336,872
180,216	State Street Corp.	30,564,634
289,889	T. Rowe Price Group, Inc.	32,957,480
		356,706,284
	Chemicals — 2.4%
110,576	Air Products and Chemicals, Inc.	32,418,672
116,229	Ecolab, Inc.	32,382,562
60,587	Linde PLC	31,441,018
263,246	PPG Industries, Inc.	31,929,107
291,049	RPM International, Inc.	32,350,096
98,784	Sherwin-Williams (The) Co.	34,013,307
		194,534,762
	Commercial Services & Supplies — 2.4%
367,822	Brady Corp., Class A	33,681,460
184,749	Cintas Corp.	31,422,110
190,946	MSA Safety, Inc.	33,335,353
153,186	Republic Services, Inc.	32,640,873
704,917	Rollins, Inc.	29,423,235
146,760	Waste Management, Inc.	32,709,869
		193,212,900
	Communications Equipment — 0.8%
257,593	Cisco Systems, Inc.	30,256,874
79,813	Motorola Solutions, Inc.	33,145,541
		63,402,415
	Construction & Engineering — 0.4%
457,012	Stantec, Inc.	31,492,697
	Consumer Staples Distribution & Retail — 0.4%
401,454	Sysco Corp.	33,553,525
	Containers & Packaging — 2.1%
769,547	Amcor PLC	33,359,862
260,878	AptarGroup, Inc.	32,661,926
198,788	Avery Dennison Corp.	32,273,232
133,766	Packaging Corp. of America	31,873,762
620,399	Sonoco Products Co.	34,959,484
		165,128,266
	Diversified REITs — 0.4%
438,265	WP Carey, Inc.	31,335,948
	Diversified Telecommunication Services — 1.5%
1,382,130	BCE, Inc.	29,729,616
See Notes to Financial Statements

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Telecommunication Services (Continued)
1,402,565	Comcast Corp., Class A	$34,432,971
2,760,603	TELUS Corp.	29,179,574
690,150	Verizon Communications, Inc.	29,220,951
		122,563,112
	Electric Utilities — 8.0%
427,611	Alliant Energy Corp.	32,622,443
240,256	American Electric Power Co., Inc.	32,869,423
253,443	Duke Energy Corp.	32,080,815
603,883	Emera, Inc.	32,017,877
279,012	Entergy Corp.	32,047,318
376,038	Evergy, Inc.	32,500,964
446,451	Eversource Energy	32,265,014
681,438	Exelon Corp.	31,768,640
669,488	FirstEnergy Corp.	31,827,460
558,921	Fortis, Inc.	31,987,049
219,347	IDACORP, Inc.	33,187,201
411,856	MGE Energy, Inc.	33,582,738
363,676	NextEra Energy, Inc.	31,919,843
656,431	OGE Energy Corp.	31,941,932
305,625	Pinnacle West Capital Corp.	32,701,875
623,735	Portland General Electric Co.	32,328,185
879,607	PPL Corp.	31,973,714
335,065	Southern (The) Co.	32,069,071
545,863	TXNM Energy, Inc.	30,994,101
397,226	Xcel Energy, Inc.	31,897,248
		644,582,911
	Electrical Equipment — 1.1%
71,835	Eaton Corp. PLC	30,610,330
208,409	Emerson Electric Co.	29,833,749
58,041	Hubbell, Inc.	30,367,051
		90,811,130
	Electronic Equipment, Instruments & Components — 0.4%
147,189	TE Connectivity PLC	29,674,774
	Financial Services — 0.4%
253,649	Jack Henry & Associates, Inc.	34,937,613
	Food Products — 4.0%
2,436,206	Conagra Brands, Inc.	32,791,333
1,163,765	Del Monte Corp.	32,480,681
938,967	General Mills, Inc.	32,676,052
183,191	Hershey (The) Co.	32,140,861
1,298,432	Hormel Foods Corp.	32,227,082
321,377	Ingredion, Inc.	30,437,616
292,051	J.M. Smucker (The) Co.	32,855,738
1,421,028	Kraft Heinz (The) Co.	33,564,681
Shares	Description	Value

	Food Products (Continued)
298,940	Marzetti (The) Company	$34,126,990
526,050	Mondelez International, Inc., Class A	30,426,732
		323,727,766
	Gas Utilities — 3.2%
184,595	Atmos Energy Corp.	31,800,181
263,134	Chesapeake Utilities Corp.	32,228,652
411,262	National Fuel Gas Co.	31,753,539
571,161	New Jersey Resources Corp.	32,007,862
642,817	Northwest Natural Holding Co.	31,536,602
409,595	ONE Gas, Inc.	31,567,487
353,532	Southwest Gas Holdings, Inc.	31,351,218
412,234	Spire, Inc.	32,191,353
		254,436,894
	Ground Transportation — 1.6%
274,295	Canadian National Railway Co.	32,706,936
677,603	CSX Corp.	32,206,471
102,921	Norfolk Southern Corp.	32,377,917
120,448	Union Pacific Corp.	32,761,856
		130,053,180
	Health Care Equipment & Supplies — 2.0%
356,431	Abbott Laboratories	32,342,549
222,478	Becton Dickinson & Co.	33,667,596
394,922	Medtronic PLC	30,894,748
156,215	STERIS PLC	32,894,192
102,743	Stryker Corp.	32,347,606
		162,146,691
	Health Care Providers & Services — 0.9%
123,039	Labcorp Holdings, Inc.	34,450,920
161,716	Quest Diagnostics, Inc.	34,275,706
		68,726,626
	Health Care REITs — 0.8%
376,990	Ventas, Inc.	33,476,712
148,053	Welltower, Inc.	33,603,589
		67,080,301
	Hotels, Restaurants & Leisure — 0.8%
115,900	McDonald’s Corp.	31,328,929
207,679	Yum! Brands, Inc.	33,199,565
		64,528,494
	Household Products — 2.1%
333,958	Church & Dwight Co., Inc.	32,353,851
353,052	Colgate-Palmolive Co.	32,367,807
311,497	Kimberly-Clark Corp.	34,193,026
See Notes to Financial Statements

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Products (Continued)
211,978	Procter & Gamble (The) Co.	$31,084,454
1,314,795	Reynolds Consumer Products, Inc.	35,302,246
		165,301,384
	Industrial Conglomerates — 0.4%
130,996	Honeywell International, Inc. (a)	29,330,004
	Insurance — 11.0%
268,596	Aflac, Inc.	31,492,881
140,660	Allstate (The) Corp.	33,468,641
233,066	American Financial Group, Inc.	32,615,256
409,915	American International Group, Inc.	30,550,965
99,817	Aon PLC, Class A	33,108,301
149,728	Arthur J. Gallagher & Co.	34,373,057
119,678	Assurant, Inc.	32,137,133
408,522	Assured Guaranty Ltd.	32,747,124
302,787	Axis Capital Holdings Ltd.	32,531,435
537,523	Brown & Brown, Inc.	34,482,101
96,265	Chubb Ltd.	32,801,336
181,524	Cincinnati Financial Corp.	33,607,353
684,120	CNA Financial Corp.	33,255,073
155,523	Hanover Insurance Group (The), Inc.	33,300,585
241,738	Hartford Insurance Group (The), Inc.	32,035,120
776,033	Manulife Financial Corp.	31,437,097
195,511	Marsh & McLennan Cos., Inc.	32,585,818
357,530	MetLife, Inc.	30,250,613
801,056	Old Republic International Corp.	32,779,212
111,775	Primerica, Inc.	31,766,455
289,168	Prudential Financial, Inc.	31,209,902
149,677	Reinsurance Group of America, Inc.	31,828,814
593,577	RLI Corp.	35,062,593
338,653	Selective Insurance Group, Inc.	32,852,728
403,679	Sun Life Financial, Inc.	31,656,507
100,786	Travelers (The) Cos., Inc.	33,271,474
123,752	Willis Towers Watson PLC	32,345,060
		879,552,634
	IT Services — 2.8%
250,783	Accenture PLC, Class A	31,207,437
605,634	Amdocs Ltd.	30,608,742
510,438	CGI, Inc.	32,958,982
748,390	Cognizant Technology Solutions Corp., Class A	28,985,145
2,906,707	Infosys Ltd., ADR	30,491,356
Shares	Description	Value

	IT Services (Continued)
124,120	International Business Machines Corp.	$34,903,785
126,388	VeriSign, Inc.	31,794,165
		220,949,612
	Machinery — 4.3%
43,183	Cummins, Inc.	30,798,548
364,228	Donaldson Co., Inc.	32,696,748
299,686	Franklin Electric Co., Inc.	32,123,342
414,587	Graco, Inc.	31,346,923
138,911	IDEX Corp.	31,525,852
117,996	Illinois Tool Works, Inc.	31,914,378
113,941	Lincoln Electric Holdings, Inc.	30,252,475
431,914	Otis Worldwide Corp.	30,925,042
260,616	PACCAR, Inc.	31,305,194
422,873	Pentair PLC	32,417,444
80,128	Snap-on, Inc.	32,243,507
		347,549,453
	Media — 0.4%
633,837	Fox Corp., Class A	33,060,938
	Metals & Mining — 0.4%
315,068	Rio Tinto PLC, ADR	29,909,405
	Multi-Utilities — 4.8%
285,368	Ameren Corp.	32,257,999
788,345	Avista Corp.	32,251,194
429,308	Black Hills Corp.	31,940,515
726,001	CenterPoint Energy, Inc.	31,973,084
424,193	CMS Energy Corp.	32,450,764
292,791	Consolidated Edison, Inc.	32,391,468
460,101	Dominion Energy, Inc.	31,420,297
213,207	DTE Energy Co.	32,486,351
657,258	NiSource, Inc.	31,252,618
447,475	Northwestern Energy Group, Inc.	32,048,160
388,353	Public Service Enterprise Group, Inc.	31,518,729
276,941	WEC Energy Group, Inc.	32,338,401
		384,329,580
	Oil, Gas & Consumable Fuels — 3.0%
178,824	Chevron Corp.	29,641,866
571,264	Enbridge, Inc.	30,968,222
226,078	Exxon Mobil Corp.	30,909,384
674,393	Pembina Pipeline Corp.	31,190,676
392,986	Shell PLC, ADR	30,472,135
457,480	TC Energy Corp.	30,326,349
388,067	TotalEnergies SE	30,176,090
417,682	Williams (The) Cos., Inc.	31,050,480
		244,735,202
See Notes to Financial Statements

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Personal Care Products — 0.8%
1,752,811	Kenvue, Inc.	$33,496,218
542,551	Unilever PLC, ADR	32,618,166
		66,114,384
	Pharmaceuticals — 3.7%
177,438	AstraZeneca PLC	33,645,794
572,308	Bristol-Myers Squibb Co.	32,976,387
616,974	GSK PLC, ADR	32,341,777
135,350	Johnson & Johnson	34,374,840
271,088	Merck & Co., Inc.	34,834,808
210,200	Novartis AG, ADR	32,942,544
1,248,217	Pfizer, Inc.	30,057,065
749,287	Sanofi S.A., ADR	31,964,583
2,023,610	Takeda Pharmaceutical Co., Ltd., ADR	32,438,468
		295,576,266
	Professional Services — 2.8%
145,878	Automatic Data Processing, Inc.	32,669,378
229,813	Broadridge Financial Solutions, Inc.	31,472,890
263,735	Jacobs Solutions, Inc.	33,230,610
326,332	Paychex, Inc.	32,088,226
480,660	SS&C Technologies Holdings, Inc.	29,824,953
408,951	Thomson Reuters Corp.	33,399,028
185,247	Verisk Analytics, Inc.	33,257,394
		225,942,479
	Residential REITs — 4.1%
989,419	American Homes 4 Rent, Class A	33,165,325
174,026	AvalonBay Communities, Inc.	32,836,966
287,256	Camden Property Trust	32,887,940
504,843	Equity LifeStyle Properties, Inc.	32,537,131
483,628	Equity Residential	32,852,850
113,309	Essex Property Trust, Inc.	33,039,771
1,100,747	Invitation Homes, Inc.	33,253,567
236,928	Mid-America Apartment Communities, Inc.	32,918,776
264,650	Sun Communities, Inc.	31,734,182
829,496	UDR, Inc.	33,113,480
		328,339,988
	Retail REITs — 1.6%
257,191	Federal Realty Investment Trust	31,747,657
1,267,933	Kimco Realty Corp.	32,142,101
516,759	Realty Income Corp.	32,018,388
404,670	Regency Centers Corp.	32,268,386
		128,176,532
Shares	Description	Value

	Software — 1.2%
597,200	Dolby Laboratories, Inc., Class A	$31,400,776
96,296	Roper Technologies, Inc.	32,585,604
209,384	SAP SE, ADR	32,268,168
		96,254,548
	Specialized REITs — 1.2%
708,422	Gaming and Leisure Properties, Inc.	31,546,031
97,764	Public Storage	31,119,259
1,199,894	VICI Properties, Inc.	31,857,186
		94,522,476
	Specialty Retail — 1.2%
95,845	Home Depot (The), Inc.	33,802,615
146,014	Lowe’s Cos., Inc.	32,194,627
190,689	TJX (The) Cos., Inc.	28,889,383
		94,886,625
	Tobacco — 1.2%
450,371	Altria Group, Inc.	32,404,194
531,499	British American Tobacco PLC, ADR	32,825,378
180,778	Philip Morris International, Inc.	32,704,548
		97,934,120
	Trading Companies & Distributors — 0.8%
678,777	Fastenal Co.	32,601,659
266,631	MSC Industrial Direct Co., Inc., Class A	31,715,758
		64,317,417
	Water Utilities — 1.7%
403,105	American States Water Co.	33,308,566
250,602	American Water Works Co., Inc.	32,974,211
692,593	California Water Service Group	33,694,649
853,470	Essential Utilities, Inc.	32,696,436
		132,673,862
	Wireless Telecommunication Services — 1.1%
1,200,356	America Movil S.A.B. de C.V., ADR	31,197,252
863,593	Rogers Communications, Inc., Class B	28,066,773
173,860	T-Mobile US, Inc.	29,161,538
		88,425,563
	Total Common Stocks	8,004,456,685
	(Cost $7,121,427,148)
See Notes to Financial Statements

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
12,290,538	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (b)	$12,290,538
	(Cost $12,290,538)

	Total Investments — 99.9%	8,016,747,223
	(Cost $7,133,717,686)
	Net Other Assets and Liabilities — 0.1%	9,830,866
	Net Assets — 100.0%	$8,026,578,089

(a)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2026, securities noted as such are valued at $29,330,004 or 0.4% of net assets.

(b)	Rate shown reflects yield as of June 30, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Industrial Conglomerates	$29,330,004	$—	$29,330,004	$—
Other Industry Categories*	7,975,126,681	7,975,126,681	—	—
Money Market Funds	12,290,538	12,290,538	—	—
Total Investments	$8,016,747,223	$7,987,417,219	$29,330,004	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Growth StrengthTM ETF (FTGS)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.5%
37,308	Northrop Grumman Corp.	$19,001,337
	Beverages — 2.5%
323,500	Monster Beverage Corp. (a)	31,094,820
	Biotechnology — 6.6%
253,723	Incyte Corp. (a)	28,762,039
186,257	Neurocrine Biosciences, Inc. (a)	31,390,823
42,184	United Therapeutics Corp. (a)	22,856,557
		83,009,419
	Building Products — 2.0%
52,129	Trane Technologies PLC	25,603,680
	Capital Markets — 8.1%
54,406	Ameriprise Financial, Inc.	24,959,296
268,953	Charles Schwab (The) Corp.	24,816,293
303,746	Interactive Brokers Group, Inc., Class A	26,438,052
54,504	Moody’s Corp.	24,685,952
		100,899,593
	Commercial Services & Supplies — 1.7%
741,972	Copart, Inc. (a)	20,916,191
	Communications Equipment — 2.0%
151,122	Arista Networks, Inc. (a)	25,672,605
	Construction & Engineering — 2.0%
30,789	EMCOR Group, Inc.	25,551,175
	Electronic Equipment, Instruments & Components — 2.3%
164,299	Amphenol Corp., Class A	28,969,200
	Entertainment — 1.5%
255,052	Netflix, Inc. (a)	18,210,713
	Financial Services — 3.8%
199,156	Apollo Global Management, Inc.	23,562,147
47,612	Mastercard, Inc., Class A	24,453,523
		48,015,670
	Ground Transportation — 1.9%
321,824	Uber Technologies, Inc. (a)	23,222,820
	Health Care Equipment & Supplies — 7.3%
387,918	Dexcom, Inc. (a)	26,126,277
52,896	Intuitive Surgical, Inc. (a)	21,035,681
108,798	ResMed, Inc.	21,202,554
72,291	Stryker Corp.	22,760,099
		91,124,611
Shares	Description	Value

	Health Care Providers & Services — 1.7%
75,770	Cencora, Inc.	$21,441,395
	Hotels, Restaurants & Leisure — 3.9%
175,339	Airbnb, Inc., Class A (a)	25,091,011
692,687	Chipotle Mexican Grill, Inc. (a)	23,551,358
		48,642,369
	Household Durables — 1.8%
92,810	Garmin Ltd.	22,046,087
	Insurance — 4.1%
148,778	Cincinnati Financial Corp.	27,544,759
141,177	Marsh & McLennan Cos., Inc.	23,529,970
		51,074,729
	Interactive Media & Services — 1.6%
36,047	Meta Platforms, Inc., Class A	20,304,915
	Machinery — 4.0%
39,571	Cummins, Inc.	28,222,433
113,317	ITT, Inc.	22,409,570
		50,632,003
	Metals & Mining — 1.6%
213,039	Newmont Corp.	19,897,843
	Pharmaceuticals — 2.6%
26,771	Eli Lilly & Co.	32,109,941
	Professional Services — 1.3%
159,946	Leidos Holdings, Inc.	16,469,640
	Semiconductors & Semiconductor Equipment — 5.7%
61,051	Broadcom, Inc.	23,062,016
16,903	Monolithic Power Systems, Inc.	23,366,031
123,062	NVIDIA Corp.	24,623,475
		71,051,522
	Software — 19.0%
52,009	AppLovin Corp., Class A (a)	26,796,597
79,796	Cadence Design Systems, Inc. (a)	29,949,035
303,261	Fortinet, Inc. (a)	46,586,955
63,114	Intuit, Inc.	16,472,754
58,702	Microsoft Corp.	21,897,020
169,540	Palantir Technologies, Inc., Class A (a)	19,780,232
147,863	Palo Alto Networks, Inc. (a)	50,424,240
256,766	ServiceNow, Inc. (a)	25,491,728
		237,398,561
	Specialty Retail — 3.7%
108,942	Ross Stores, Inc.	23,188,305
154,464	TJX (The) Cos., Inc.	23,401,296
		46,589,601
See Notes to Financial Statements

First Trust Growth StrengthTM ETF (FTGS)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods — 5.7%
220,615	Deckers Outdoor Corp. (a)	$21,904,863
64,151	Ralph Lauren Corp.	25,750,853
159,248	Tapestry, Inc.	23,310,722
		70,966,438
	Total Common Stocks	1,249,916,878
	(Cost $1,190,301,426)
MONEY MARKET FUNDS — 0.1%
1,172,163	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (b)	1,172,163
	(Cost $1,172,163)

	Total Investments — 100.0%	1,251,089,041
	(Cost $1,191,473,589)
	Net Other Assets and Liabilities — (0.0)%	(227,532)
	Net Assets — 100.0%	$1,250,861,509

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,249,916,878	$1,249,916,878	$—	$—
Money Market Funds	1,172,163	1,172,163	—	—
Total Investments	$1,251,089,041	$1,251,089,041	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Indxx Aerospace & Defense ETF (MISL)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 78.0%
32,964	AAR Corp. (a)	$4,711,545
41,395	AeroVironment, Inc. (a)	6,833,073
29,562	Astronics Corp. (a)	2,402,208
269,561	Boeing (The) Co. (a)	58,351,870
30,565	Curtiss-Wright Corp.	23,160,934
12,424	Ducommun, Inc. (a)	2,301,049
132,601	Firefly Aerospace, Inc. (a)	3,898,469
85,034	FTAI Aviation Ltd.	23,004,248
87,521	General Dynamics Corp.	31,003,439
190,254	General Electric Co.	71,103,627
98,880	HEICO Corp.	35,220,067
62,896	Hexcel Corp.	6,293,374
116,090	Howmet Aerospace, Inc.	31,211,957
32,643	Huntington Ingalls Industries, Inc.	9,136,449
179,729	Intuitive Machines, Inc. (a)	3,844,403
109,866	Karman Holdings, Inc. (a)	5,484,511
155,301	Kratos Defense & Security Solutions, Inc. (a)	7,743,308
82,956	L3Harris Technologies, Inc.	24,106,184
220,388	Leonardo DRS, Inc.	9,403,956
77,613	Loar Holdings, Inc. (a)	6,256,384
95,589	Lockheed Martin Corp.	48,698,772
49,752	Mercury Systems, Inc. (a)	6,086,162
26,323	Moog, Inc., Class A	11,156,740
5,939	National Presto Industries, Inc.	742,316
43,537	Northrop Grumman Corp.	22,173,830
431,040	Rocket Lab Corp. (a)	43,815,216
291,052	RTX Corp.	55,221,296
144,330	Textron, Inc.	13,239,391
24,298	TransDigm Group, Inc.	32,365,908
48,983	Voyager Technologies, Inc., Class A (a)	1,579,702
49,422	Woodward, Inc.	21,026,096
		621,576,484
	Diversified Telecommunication Services — 11.3%
309,085	AST SpaceMobile, Inc. (a)	27,465,293
364,362	Space Exploration Technologies Corp., Class A (a)	62,254,891
		89,720,184
	Professional Services — 3.9%
18,308	CACI International, Inc., Class A (a)	8,481,364
104,841	KBR, Inc.	3,620,160
104,395	Leidos Holdings, Inc.	10,749,553
88,713	Parsons Corp. (a)	4,647,674
35,996	Science Applications International Corp.	3,974,318
		31,473,069
Shares	Description	Value

	Software — 6.7%
458,103	Palantir Technologies, Inc., Class A (a)	$53,446,877
	Total Common Stocks	796,216,614
	(Cost $778,320,139)
MONEY MARKET FUNDS — 0.2%
1,506,454	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (b)	1,506,454
	(Cost $1,506,454)

	Total Investments — 100.1%	797,723,068
	(Cost $779,826,593)
	Net Other Assets and Liabilities — (0.1)%	(432,028)
	Net Assets — 100.0%	$797,291,040

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$796,216,614	$796,216,614	$—	$—
Money Market Funds	1,506,454	1,506,454	—	—
Total Investments	$797,723,068	$797,723,068	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 1.8%
270	General Dynamics Corp.	$95,645
	Chemicals — 13.4%
1,177	CF Industries Holdings, Inc.	127,422
1,358	Corteva, Inc.	115,009
755	DuPont de Nemours, Inc.	102,408
1,426	Eastman Chemical Co.	95,514
3,643	Element Solutions, Inc.	173,953
214	Linde PLC	111,053
		725,359
	Construction Materials — 1.8%
440	Eagle Materials, Inc.	99,000
	Containers & Packaging — 4.0%
441	Packaging Corp. of America	105,082
2,354	Smurfit Westrock PLC	108,896
		213,978
	Electrical Equipment — 6.2%
286	Eaton Corp. PLC	121,870
686	Emerson Electric Co.	98,201
234	Rockwell Automation, Inc.	115,849
		335,920
	Electronic Equipment, Instruments & Components — 2.9%
448	Keysight Technologies, Inc. (a)	156,831
	Energy Equipment & Services — 9.8%
1,999	Baker Hughes Co.	110,944
3,221	Halliburton Co.	109,353
5,825	NOV, Inc.	108,054
2,372	SLB Ltd.	110,274
1,163	Weatherford International PLC	94,785
		533,410
	Hotel & Resort REITs — 2.2%
5,135	Host Hotels & Resorts, Inc.	121,751
	Machinery — 8.7%
159	Caterpillar, Inc.	169,319
178	Cummins, Inc.	126,951
1,042	Otis Worldwide Corp.	74,607
104	Parker-Hannifin Corp.	101,725
		472,602
	Metals & Mining — 6.9%
1,713	Alcoa Corp.	89,316
1,315	Commercial Metals Co.	82,516
912	Newmont Corp.	85,181
315	Reliance, Inc.	117,684
		374,697
Shares	Description	Value

	Oil, Gas & Consumable Fuels — 29.1%
2,642	Antero Resources Corp. (a)	$92,840
3,722	APA Corp.	121,225
597	Chevron Corp.	98,959
982	Chord Energy Corp.	112,243
4,907	Devon Energy Corp.	202,757
867	EOG Resources, Inc.	112,476
1,698	EQT Corp.	90,283
825	Expand Energy Corp.	75,232
4,159	Magnolia Oil & Gas Corp., Class A	106,387
2,913	Murphy Oil Corp.	94,847
2,214	Occidental Petroleum Corp.	107,534
2,323	Ovintiv, Inc.	122,306
2,582	Range Resources Corp.	96,024
559	Valero Energy Corp.	145,586
		1,578,699
	Professional Services — 1.5%
812	Paychex, Inc.	79,844
	Residential REITs — 3.5%
655	Mid-America Apartment Communities, Inc.	91,006
2,482	UDR, Inc.	99,081
		190,087
	Retail REITs — 4.1%
3,472	Brixmor Property Group, Inc.	109,472
492	Simon Property Group, Inc.	110,036
		219,508
	Specialized REITs — 3.9%
699	Extra Space Storage, Inc.	101,565
719	Lamar Advertising Co., Class A	112,149
		213,714
	Total Common Stocks	5,411,045
	(Cost $5,426,344)
MONEY MARKET FUNDS — 0.1%
4,544	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (b)	4,544
	(Cost $4,544)

	Total Investments — 99.9%	5,415,589
	(Cost $5,430,888)
	Net Other Assets and Liabilities — 0.1%	5,254
	Net Assets — 100.0%	$5,420,843

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2026.

See Notes to Financial Statements

First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$5,411,045	$5,411,045	$—	$—
Money Market Funds	4,544	4,544	—	—
Total Investments	$5,415,589	$5,415,589	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

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First Trust Exchange-Traded Fund
Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	First Trust Dow Jones Select MicroCap Index Fund (FDM)	First Trust Morningstar Dividend Leaders Index Fund (FDL)	First Trust US Equity Opportunities ETF (FPX)	First Trust NYSE® Arca® Biotechnology Index Fund (FBT)
ASSETS:
Investments, at value	$268,176,229	$7,269,346,112	$1,682,011,078	$2,789,689,734
Receivables:
Dividends	107,405	20,422,284	674,617	105,317
Securities lending income	995	—	4,697	614
Investment securities sold	—	2,426,192	—	24,783,276
Interest	—	—	—	—
Capital shares sold	—	—	—	—
Reclaims	—	—	—	67,464
Prepaid expenses	3,548	18,783	5,084	4,968
Total Assets	268,288,177	7,292,213,371	1,682,695,476	2,814,651,373

LIABILITIES:
Payables:
Collateral for securities on loan	2,789,588	—	11,616,456	4,689
Investment advisory fees	92,765	1,796,233	500,607	868,368
Licensing fees	36,835	1,664,365	335,091	858,319
Audit and tax fees	15,010	14,937	14,520	14,542
Shareholder reporting fees	6,561	83,507	17,371	28,935
Capital shares redeemed	—	2,432,654	—	24,781,414
Investment securities purchased	—	—	—	—
Trustees’ fees	—	800	—	—
Other liabilities	23,952	423,173	110,516	185,497
Total Liabilities	2,964,711	6,415,669	12,594,561	26,741,764
NET ASSETS	$265,323,466	$7,285,797,702	$1,670,100,915	$2,787,909,609

NET ASSETS consist of:
Paid-in capital	$285,618,435	$6,951,925,970	$1,503,651,609	$2,739,805,174
Par value	28,550	1,497,500	81,000	112,500
Accumulated distributable earnings (loss)	(20,323,519)	332,374,232	166,368,306	47,991,935
NET ASSETS	$265,323,466	$7,285,797,702	$1,670,100,915	$2,787,909,609
NET ASSET VALUE, per share	$92.93	$48.65	$206.19	$247.81
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	2,855,000	149,750,002	8,100,002	11,250,002
Investments, at cost	$206,972,744	$6,774,928,364	$1,073,714,856	$2,269,997,874
Securities on loan, at value	$2,768,845	$—	$11,455,901	$—
See Notes to Financial Statements

First Trust Dow Jones Internet Index Fund (FDN)	First Trust Capital Strength® ETF (FTCS)	First Trust Value Line® Dividend Index Fund (FVD)	First Trust Growth StrengthTM ETF (FTGS)	First Trust Indxx Aerospace & Defense ETF (MISL)	First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)

$4,978,275,240	$7,647,467,911	$8,016,747,223	$1,251,089,041	$797,723,068	$5,415,589

487,053	7,155,059	13,879,123	388,887	28,782	7,991
—	—	—	—	—	—
—	—	24,772,023	—	5,070,189	—
—	—	43,601	—	—	—
—	4,696,673	—	—	—	—
—	—	1,831,902	—	—	—
13,283	19,442	20,032	—	—	—
4,978,775,576	7,659,339,085	8,057,293,904	1,251,477,928	802,822,039	5,423,580

—	—	—	—	—	—
1,658,647	3,061,349	3,191,362	616,419	398,292	2,737
756,337	92,500	2,019,610	—	—	—
14,937	15,011	15,379	—	—	—
90,696	149,110	159,826	—	—	—
—	—	9,633,402	—	4,582,133	—
—	4,695,442	15,292,759	—	550,574	—
1,317	1,389	1,543	—	—	—
302,120	443,110	401,934	—	—	—
2,824,054	8,457,911	30,715,815	616,419	5,530,999	2,737
$4,975,951,522	$7,650,881,174	$8,026,578,089	$1,250,861,509	$797,291,040	$5,420,843

$7,348,566,707	$7,975,240,226	$7,631,871,771	$1,217,820,361	$685,278,179	$5,297,250
188,000	814,500	1,666,409	338,000	174,000	2,000
(2,372,803,185)	(325,173,552)	393,039,909	32,703,148	111,838,861	121,593
$4,975,951,522	$7,650,881,174	$8,026,578,089	$1,250,861,509	$797,291,040	$5,420,843
$264.68	$93.93	$48.17	$37.01	$45.82	$27.10
18,800,002	81,450,002	166,640,884	33,800,002	17,400,002	200,002
$5,667,831,461	$6,963,206,950	$7,133,717,686	$1,191,473,589	$779,826,593	$5,430,888
$—	$—	$—	$—	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Operations
For the Six Months Ended June 30, 2026 (Unaudited)

	First Trust Dow Jones Select MicroCap Index Fund (FDM)	First Trust Morningstar Dividend Leaders Index Fund (FDL)	First Trust US Equity Opportunities ETF (FPX)	First Trust NYSE® Arca® Biotechnology Index Fund (FBT)
INVESTMENT INCOME:
Dividends	$2,573,388	$159,682,031	$4,626,575	$2,800,679
Securities lending income (net of fees)	6,638	—	36,481	7,376
Foreign withholding tax	(2,525)	(2,393)	(7,964)	—
Total investment income	2,577,501	159,679,638	4,655,092	2,808,055

EXPENSES:
Investment advisory fees	585,488	10,319,801	2,578,035	4,488,671
Licensing fees	70,940	3,053,444	644,509	855,109
Accounting and administration fees	57,150	1,050,075	282,491	460,282
Audit and tax fees	15,671	15,671	15,808	15,809
Shareholder reporting fees	14,499	106,296	27,614	40,084
Custodian fees	7,908	92,311	11,441	27,080
Transfer agent fees	5,856	100,478	28,510	40,459
Trustees’ fees and expenses	4,921	6,988	5,263	5,350
Listing fees	4,364	10,910	4,364	4,364
Legal fees	2,065	65,303	13,961	24,294
Other expenses	1,212	29,616	5,769	6,113
Total expenses	770,074	14,850,893	3,617,765	5,967,615
Less fees waived by the investment advisor	(67,486)	—	—	—
Net expenses	702,588	14,850,893	3,617,765	5,967,615
NET INVESTMENT INCOME (LOSS)	1,874,913	144,828,745	1,037,327	(3,159,560)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,500,915	47,543,856	(9,440,105)	59,043,310
In-kind redemptions	1,249,848	475,802,138	142,430,203	102,033,289
Foreign currency transactions	—	—	—	—
Net realized gain (loss)	2,750,763	523,345,994	132,990,098	161,076,599
Net change in unrealized appreciation (depreciation) on:
Investments	34,366,471	25,078,388	193,706,710	259,224,857
Foreign currency translation	—	—	—	—
Net change in unrealized appreciation (depreciation)	34,366,471	25,078,388	193,706,710	259,224,857
NET REALIZED AND UNREALIZED GAIN (LOSS)	37,117,234	548,424,382	326,696,808	420,301,456
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,992,147	$693,253,127	$327,734,135	$417,141,896

(a)	Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).
See Notes to Financial Statements

First Trust Dow Jones Internet Index Fund (FDN)	First Trust Capital Strength® ETF (FTCS)	First Trust Value Line® Dividend Index Fund (FVD)	First Trust Growth StrengthTM ETF (FTGS)	First Trust Indxx Aerospace & Defense ETF (MISL)	First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)

$9,145,869	$71,762,037	$131,525,990	$3,674,074	$4,571,871	$40,445
4,421	—	—	—	—	—
—	—	(2,771,465)	—	—	—
9,150,290	71,762,037	128,754,525	3,674,074	4,571,871	40,445

10,503,054	19,285,633	19,876,010	3,714,958 (a)	3,877,485 (a)	9,469 (a)
1,573,140	188,720	4,108,200	—	—	—
880,299	1,136,826	1,162,313	—	—	—
15,671	15,671	15,671	—	—	—
102,960	155,233	158,184	—	—	—
64,079	103,158	95,427	—	—	—
79,071	111,618	114,809	—	—	—
7,251	7,728	7,817	—	—	—
6,943	2,283	18,234	—	—	—
70,827	79,034	83,942	—	—	—
39,619	44,483	47,860	21	3	—
13,342,914	21,130,387	25,688,467	3,714,979	3,877,488	9,469
—	—	—	—	—	—
13,342,914	21,130,387	25,688,467	3,714,979	3,877,488	9,469
(4,192,624)	50,631,650	103,066,058	(40,905)	694,383	30,976

(286,323,531)	(86,975,032)	41,140,392	(50,049,790)	(17,576,278)	(47,498)
384,359,594	330,666,400	230,515,972	111,706,394	115,021,580	292,809
—	—	(30,302)	—	—	—
98,036,063	243,691,368	271,626,062	61,656,604	97,445,302	245,311

(306,769,605)	(118,133,476)	94,434,352	(2,145,097)	(19,409,041)	(71,418)
—	—	(13,383)	—	—	—
(306,769,605)	(118,133,476)	94,420,969	(2,145,097)	(19,409,041)	(71,418)
(208,733,542)	125,557,892	366,047,031	59,511,507	78,036,261	173,893
$(212,926,166)	$176,189,542	$469,113,089	$59,470,602	$78,730,644	$204,869
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Changes in Net Assets

	First Trust Dow Jones Select MicroCap Index Fund (FDM)		First Trust Morningstar Dividend Leaders Index Fund (FDL)
	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025
OPERATIONS:
Net investment income (loss)	$1,874,913	$2,443,995	$144,828,745	$235,319,418
Net realized gain (loss)	2,750,763	21,300,098	523,345,994	349,785,873
Net change in unrealized appreciation (depreciation)	34,366,471	9,642,379	25,078,388	162,186,170
Net increase (decrease) in net assets resulting from operations	38,992,147	33,386,472	693,253,127	747,291,461

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(1,711,828)	(3,028,746)	(128,020,387)	(234,991,449)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	17,232,352	104,634,098	2,704,419,373	2,705,330,842
Cost of shares redeemed	(4,354,739)	(97,274,202)	(2,108,048,611)	(1,544,702,704)
Net increase (decrease) in net assets resulting from shareholder transactions	12,877,613	7,359,896	596,370,762	1,160,628,138
Total increase (decrease) in net assets	50,157,932	37,717,622	1,161,603,502	1,672,928,150

NET ASSETS:
Beginning of period	215,165,534	177,447,912	6,124,194,200	4,451,266,050
End of period	$265,323,466	$215,165,534	$7,285,797,702	$6,124,194,200

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,705,000	2,605,000	138,150,002	110,700,002
Shares sold	200,000	1,450,000	54,650,000	64,050,000
Shares redeemed	(50,000)	(1,350,000)	(43,050,000)	(36,600,000)
Shares outstanding, end of period	2,855,000	2,705,000	149,750,002	138,150,002
See Notes to Financial Statements

First Trust US Equity Opportunities ETF (FPX)		First Trust NYSE® Arca® Biotechnology Index Fund (FBT)		First Trust Dow Jones Internet Index Fund (FDN)
Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025

$1,037,327	$4,768,248	$(3,159,560)	$(3,504,730)	$(4,192,624)	$(13,467,342)
132,990,098	113,260,696	161,076,599	87,831,839	98,036,063	2,080,208,094
193,706,710	181,338,284	259,224,857	159,190,948	(306,769,605)	(1,375,412,315)
327,734,135	299,367,228	417,141,896	243,518,057	(212,926,166)	691,328,437

(608,430)	(6,101,236)	—	—	—	—

431,121,346	177,480,628	1,297,709,686	109,272,301	3,523,947,565	8,570,977,017
(292,703,002)	(49,642,386)	(254,988,212)	(136,487,642)	(4,889,831,124)	(9,511,182,700)
138,418,344	127,838,242	1,042,721,474	(27,215,341)	(1,365,883,559)	(940,205,683)
465,544,049	421,104,234	1,459,863,370	216,302,716	(1,578,809,725)	(248,877,246)

1,204,556,866	783,452,632	1,328,046,239	1,111,743,523	6,554,761,247	6,803,638,493
$1,670,100,915	$1,204,556,866	$2,787,909,609	$1,328,046,239	$4,975,951,522	$6,554,761,247

7,350,002	6,550,002	6,450,002	6,700,002	24,350,002	27,950,002
2,250,000	1,200,000	5,950,000	550,000	13,950,000	32,750,000
(1,500,000)	(400,000)	(1,150,000)	(800,000)	(19,500,000)	(36,350,000)
8,100,002	7,350,002	11,250,002	6,450,002	18,800,002	24,350,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Changes in Net Assets (Continued)

	First Trust Capital Strength® ETF (FTCS)		First Trust Value Line® Dividend Index Fund (FVD)
	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025
OPERATIONS:
Net investment income (loss)	$50,631,650	$89,858,980	$103,066,058	$212,800,106
Net realized gain (loss)	243,691,368	420,218,148	271,626,062	387,654,779
Net change in unrealized appreciation (depreciation)	(118,133,476)	13,001,523	94,420,969	101,085,819
Net increase (decrease) in net assets resulting from operations	176,189,542	523,078,651	469,113,089	701,540,704

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(45,817,711)	(87,604,607)	(92,956,562)	(213,078,003)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,412,748,845	2,766,525,409	302,964,910	1,072,564,336
Cost of shares redeemed	(1,946,851,938)	(3,728,620,160)	(1,038,645,206)	(2,456,493,920)
Net increase (decrease) in net assets resulting from shareholder transactions	(534,103,093)	(962,094,751)	(735,680,296)	(1,383,929,584)
Total increase (decrease) in net assets	(403,731,262)	(526,620,707)	(359,523,769)	(895,466,883)

NET ASSETS:
Beginning of period	8,054,612,436	8,581,233,143	8,386,101,858	9,281,568,741
End of period	$7,650,881,174	$8,054,612,436	$8,026,578,089	$8,386,101,858

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	87,100,002	97,700,002	182,040,884	212,840,884
Shares sold	14,700,000	30,600,000	6,350,000	23,800,000
Shares redeemed	(20,350,000)	(41,200,000)	(21,750,000)	(54,600,000)
Shares outstanding, end of period	81,450,002	87,100,002	166,640,884	182,040,884
See Notes to Financial Statements

First Trust Growth StrengthTM ETF (FTGS)		First Trust Indxx Aerospace & Defense ETF (MISL)		First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)
Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025

$(40,905)	$1,850,410	$694,383	$250,396	$30,976	$16,947
61,656,604	79,299,266	97,445,302	45,688,465	245,311	(79,595)
(2,145,097)	43,988,656	(19,409,041)	26,520,637	(71,418)	144,678
59,470,602	125,138,332	78,730,644	72,459,498	204,869	82,030

—	(2,015,750)	(922,350)	(794,685)	(20,880)	(16,500)

522,070,294	1,076,631,254	487,142,820	1,242,916,241	6,612,151	—
(589,838,590)	(850,005,373)	(1,057,217,692)	(136,074,668)	(2,512,196)	—
(67,768,296)	226,625,881	(570,074,872)	1,106,841,573	4,099,955	—
(8,297,694)	349,748,463	(492,266,578)	1,178,506,386	4,283,944	65,530

1,259,159,203	909,410,740	1,289,557,618	111,051,232	1,136,899	1,071,369
$1,250,861,509	$1,259,159,203	$797,291,040	$1,289,557,618	$5,420,843	$1,136,899

35,650,002	29,000,002	30,150,002	3,650,002	50,002	50,002
14,400,000	31,800,000	10,250,000	29,900,000	250,000	—
(16,250,000)	(25,150,000)	(23,000,000)	(3,400,000)	(100,000)	—
33,800,002	35,650,002	17,400,002	30,150,002	200,002	50,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights
For a share outstanding throughout each period
First Trust Dow Jones Select MicroCap Index Fund (FDM)

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$79.54	$68.12	$61.46	$55.45	$63.87	$47.94
Income from investment operations:
Net investment income (loss)	0.68 (a)	0.92 (a)	0.94 (a)	1.10 (a)	1.00	0.64
Net realized and unrealized gain (loss)	13.32	11.64	6.78	6.02	(8.42)	15.98
Total from investment operations	14.00	12.56	7.72	7.12	(7.42)	16.62
Distributions paid to shareholders from:
Net investment income	(0.61)	(1.14)	(1.06)	(1.11)	(1.00)	(0.69)
Net asset value, end of period	$92.93	$79.54	$68.12	$61.46	$55.45	$63.87
Total return (b)	17.64%	18.62%	12.73%	13.01%	(11.56)%	34.71%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$265,323	$215,166	$177,448	$172,382	$144,442	$188,737
Ratio of total expenses to average net assets	0.66% (c)	0.66% (d)	0.65%	0.68%	0.69%	0.69%
Ratio of net expenses to average net assets	0.60% (c)	0.61% (d)	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.60% (c)	1.30%	1.49%	1.97%	1.72%	1.10%
Portfolio turnover rate (e)	7%	83%	71%	72%	84%	95%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.65% and 0.60%, respectively.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Morningstar Dividend Leaders Index Fund (FDL)

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$44.33	$40.21	$35.87	$36.54	$35.54	$29.59
Income from investment operations:
Net investment income (loss)	1.00 (a)	1.84 (a)	1.69 (a)	1.59 (a)	1.30	1.29
Net realized and unrealized gain (loss)	4.19	4.07	4.35	(0.62)	1.01	5.95
Total from investment operations	5.19	5.91	6.04	0.97	2.31	7.24
Distributions paid to shareholders from:
Net investment income	(0.87)	(1.79)	(1.70)	(1.64)	(1.31)	(1.29)
Net asset value, end of period	$48.65	$44.33	$40.21	$35.87	$36.54	$35.54
Total return (b)	11.69%	14.88%	16.98%	2.90%	6.71%	24.76%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$7,285,798	$6,124,194	$4,451,266	$3,970,798	$4,801,817	$1,762,910
Ratio of total expenses to average net assets	0.42% (c)	0.44%	0.43%	0.44%	0.45%	0.46%
Ratio of net expenses to average net assets	0.42% (c)	0.44%	0.43%	0.44%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets	4.11% (c)	4.32%	4.31%	4.52%	4.15%	3.90%
Portfolio turnover rate (d)	39%	58%	46%	46%	60%	59%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust US Equity Opportunities ETF (FPX)

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$163.89	$119.61	$95.76	$78.73	$122.49	$118.32
Income from investment operations:
Net investment income (loss)	0.14 (a)	0.70 (a)	0.04 (a)	0.22 (a)	0.90	0.08
Net realized and unrealized gain (loss)	42.24	44.45	23.92	17.07	(43.81)	4.26
Total from investment operations	42.38	45.15	23.96	17.29	(42.91)	4.34
Distributions paid to shareholders from:
Net investment income	(0.08)	(0.87)	(0.11)	(0.26)	(0.85)	(0.17)
Net asset value, end of period	$206.19	$163.89	$119.61	$95.76	$78.73	$122.49
Total return (b)	25.88%	37.75%	25.02%	22.01%	(35.05)%	3.67%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,670,101	$1,204,557	$783,453	$746,910	$803,094	$1,855,705
Ratio of total expenses to average net assets	0.56% (c) (d)	0.57% (d)	0.56% (d)	0.58%	0.58%	0.57%
Ratio of net investment income (loss) to average net assets	0.16% (c) (d)	0.49% (d)	0.03% (d)	0.25%	0.86%	0.07%
Portfolio turnover rate (e)	46%	83%	77%	123%	115%	85%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust NYSE® Arca® Biotechnology Index Fund (FBT)

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$205.90	$165.93	$158.01	$154.52	$161.97	$168.08
Income from investment operations:
Net investment income (loss)	(0.29) (a)	(0.55) (a)	(0.47) (a)	(0.46) (a)	(0.37)	(0.42)
Net realized and unrealized gain (loss)	42.20	40.52	9.56	3.95	(7.08)	(5.69)
Total from investment operations	41.91	39.97	9.09	3.49	(7.45)	(6.11)
Distributions paid to shareholders from:
Net investment income	—	—	(1.17)	—	—	—
Net asset value, end of period	$247.81	$205.90	$165.93	$158.01	$154.52	$161.97
Total return (b)	20.35%	24.09%	5.76%	2.26%	(4.60)%	(3.64)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,787,910	$1,328,046	$1,111,744	$1,287,754	$1,483,355	$1,708,757
Ratio of total expenses to average net assets	0.53% (c)	0.56%	0.54%	0.56%	0.56%	0.55%
Ratio of net investment income (loss) to average net assets	(0.28)% (c)	(0.31)%	(0.30)%	(0.30)%	(0.25)%	(0.23)%
Portfolio turnover rate (d)	25%	37%	71%	30%	39%	39%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dow Jones Internet Index Fund (FDN)

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$269.19	$243.42	$186.51	$123.15	$226.02	$212.37
Income from investment operations:
Net investment income (loss)	(0.20) (a)	(0.50) (a)	(0.33) (a)	(0.42) (a)	(0.48)	(0.73)
Net realized and unrealized gain (loss)	(4.31)	26.27	57.24	63.78	(102.39)	14.38
Total from investment operations	(4.51)	25.77	56.91	63.36	(102.87)	13.65
Net asset value, end of period	$264.68	$269.19	$243.42	$186.51	$123.15	$226.02
Total return (b)	(1.68)%	10.59%	30.52%	51.44%	(45.51)%	6.43%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4,975,952	$6,554,761	$6,803,638	$5,958,910	$3,552,840	$9,967,573
Ratio of total expenses to average net assets	0.50% (c)	0.50%	0.49%	0.51%	0.52%	0.51%
Ratio of net investment income (loss) to average net assets	(0.16)% (c)	(0.19)%	(0.16)%	(0.27)%	(0.26)%	(0.30)%
Portfolio turnover rate (d)	13%	15%	32%	24%	24%	19%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Capital Strength® ETF (FTCS)

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$92.48	$87.83	$80.04	$74.87	$84.52	$67.55
Income from investment operations:
Net investment income (loss)	0.60 (a)	0.97 (a)	1.14 (a)	1.16 (a)	0.90	0.91
Net realized and unrealized gain (loss)	1.40	4.64	7.82	5.19	(9.63)	16.95
Total from investment operations	2.00	5.61	8.96	6.35	(8.73)	17.86
Distributions paid to shareholders from:
Net investment income	(0.55)	(0.96)	(1.17)	(1.18)	(0.92)	(0.89)
Net asset value, end of period	$93.93	$92.48	$87.83	$80.04	$74.87	$84.52
Total return (b)	2.18%	6.39%	11.21%	8.57%	(10.28)%	26.61%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$7,650,881	$8,054,612	$8,581,233	$8,743,985	$8,692,148	$9,491,932
Ratio of total expenses to average net assets	0.53% (c)	0.54%	0.52%	0.54%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets	1.28% (c)	1.07%	1.32%	1.56%	1.21%	1.23%
Portfolio turnover rate (d)	48%	117%	87%	104%	135%	117%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Value Line® Dividend Index Fund (FVD)

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$46.07	$43.61	$40.55	$39.89	$43.00	$35.10
Income from investment operations:
Net investment income (loss)	0.60 (a)	1.07 (a)	0.94 (a)	0.93 (a)	0.82	0.74
Net realized and unrealized gain (loss)	2.05	2.48	3.09	0.68	(3.10)	7.91
Total from investment operations	2.65	3.55	4.03	1.61	(2.28)	8.65
Distributions paid to shareholders from:
Net investment income	(0.55)	(1.09)	(0.97)	(0.95)	(0.83)	(0.75)
Net asset value, end of period	$48.17	$46.07	$43.61	$40.55	$39.89	$43.00
Total return (b)	5.76%	8.19%	10.00%	4.10%	(5.24)%	24.86%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$8,026,578	$8,386,102	$9,281,569	$10,793,863	$12,442,671	$12,954,187
Ratio of total expenses to average net assets	0.63% (c)	0.63%	0.61%	0.60%	0.65%	0.67%
Ratio of net investment income (loss) to average net assets	2.52% (c)	2.37%	2.20%	2.36%	2.04%	1.91%
Portfolio turnover rate (d)	26%	65%	73%	57%	53%	47%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Growth StrengthTM ETF (FTGS)

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,			Period Ended 12/31/2022 (a)
		2025	2024	2023
Net asset value, beginning of period	$35.32	$31.36	$27.17	$20.49	$20.29
Income from investment operations:
Net investment income (loss)	(0.00) (b) (c)	0.06 (c)	0.18 (c)	0.22 (c)	0.04
Net realized and unrealized gain (loss)	1.69	3.96	4.13	6.63	0.20
Total from investment operations	1.69	4.02	4.31	6.85	0.24
Distributions paid to shareholders from:
Net investment income	—	(0.06)	(0.12)	(0.17)	(0.04)
Net realized gain	—	—	—	(0.00) (b)	—
Total distributions	—	(0.06)	(0.12)	(0.17)	(0.04)
Net asset value, end of period	$37.01	$35.32	$31.36	$27.17	$20.49
Total return (d)	4.78%	12.83%	15.87%	33.54%	1.20%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,250,862	$1,259,159	$909,411	$65,207	$1,024
Ratio of total expenses to average net assets	0.60% (e)	0.61% (f)	0.60%	0.60%	0.60% (e)
Ratio of net investment income (loss) to average net assets	(0.01)% (e)	0.16%	0.57%	0.89%	1.11% (e)
Portfolio turnover rate (g)	49%	105%	102%	66%	25%

(a)	Inception date is October 25, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Amount represents less than $0.01.
(c)	Based on average shares outstanding.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Indxx Aerospace & Defense ETF (MISL)

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,			Period Ended 12/31/2022 (a)
		2025	2024	2023
Net asset value, beginning of period	$42.77	$30.42	$25.45	$22.30	$20.79
Income from investment operations:
Net investment income (loss)	0.03 (b)	0.04 (b)	0.26 (b)	0.20 (b)	0.02
Net realized and unrealized gain (loss)	3.05	12.48	4.94	3.11	1.51
Total from investment operations	3.08	12.52	5.20	3.31	1.53
Distributions paid to shareholders from:
Net investment income	(0.03)	(0.17)	(0.23)	(0.14)	(0.02)
Net realized gain	—	—	(0.00) (c)	(0.02)	—
Total distributions	(0.03)	(0.17)	(0.23)	(0.16)	(0.02)
Net asset value, end of period	$45.82	$42.77	$30.42	$25.45	$22.30
Total return (d)	7.20%	41.24%	20.44%	14.88%	7.34%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$797,291	$1,289,558	$111,051	$41,989	$2,230
Ratio of total expenses to average net assets	0.60% (e)	0.61% (f)	0.60%	0.60%	0.60% (e)
Ratio of net investment income (loss) to average net assets	0.11% (e)	0.12%	0.87%	0.86%	0.53% (e)
Portfolio turnover rate (g)	22%	22%	16%	12%	2%

(a)	Inception date is October 25, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended		Period Ended 12/31/2023 (a)
		12/31/2025	12/31/2024
Net asset value, beginning of period	$22.74	$21.43	$21.91	$19.69
Income from investment operations:
Net investment income (loss) (b)	0.26	0.34	0.47	0.33
Net realized and unrealized gain (loss)	4.24	1.30	(0.33)	2.23
Total from investment operations	4.50	1.64	0.14	2.56
Distributions paid to shareholders from:
Net investment income	(0.14)	(0.33)	(0.62)	(0.34)
Net asset value, end of period	$27.10	$22.74	$21.43	$21.91
Total return (c)	19.78%	7.73%	0.55%	13.06%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5,421	$1,137	$1,071	$1,095
Ratio of total expenses to average net assets	0.60% (d)	0.61% (e)	0.60%	0.60% (d)
Ratio of net investment income (loss) to average net assets	1.96% (d)	1.57%	2.03%	1.98% (d)
Portfolio turnover rate (f)	20%	111%	90%	44%

(a)	Inception date is March 13, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the ten funds (each a “Fund” and collectively, the “Funds”) listed below:

First Trust Dow Jones Select MicroCap Index Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FDM”)
First Trust Morningstar Dividend Leaders Index Fund – (NYSE Arca ticker “FDL”)
First Trust US Equity Opportunities ETF – (NYSE Arca ticker “FPX”)
First Trust NYSE® Arca® Biotechnology Index Fund – (NYSE Arca ticker “FBT”)
First Trust Dow Jones Internet Index Fund – (NYSE Arca ticker “FDN”)
First Trust Capital Strength® ETF – (Nasdaq, Inc. (“Nasdaq”) ticker “FTCS”)
First Trust Value Line® Dividend Index Fund – (NYSE Arca ticker “FVD”)
First Trust Growth StrengthTM ETF – (Nasdaq ticker “FTGS”)
First Trust Indxx Aerospace & Defense ETF – (NYSE Arca ticker “MISL”)
First Trust Bloomberg Inflation Sensitive Equity ETF – (NYSE Arca ticker “FTIF”)
Each of FDN, FDL, FPX, and MISL operates as a non-diversified series of the Trust. Each of FDM, FBT, FTCS, FVD, FTIF and FTGS operates as a diversified open-end management investment company as defined in section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust Dow Jones Select MicroCap Index Fund	Dow Jones Select MicroCap IndexSM
First Trust Morningstar Dividend Leaders Index Fund	Morningstar® Dividend Leaders IndexSM
First Trust US Equity Opportunities ETF	IPOX®-100 U.S. Index
First Trust NYSE® Arca® Biotechnology Index Fund	NYSE® Arca® Biotechnology Index
First Trust Dow Jones Internet Index Fund	Dow Jones Internet Composite IndexSM
First Trust Capital Strength® ETF	The Capital StrengthTM Index
First Trust Value Line® Dividend Index Fund	Value Line® Dividend Index
First Trust Growth StrengthTM ETF	The Growth StrengthTM Index
First Trust Indxx Aerospace & Defense ETF	Indxx US Aerospace & Defense Index
First Trust Bloomberg Inflation Sensitive Equity ETF	Bloomberg Inflation Sensitive Equity Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
a review of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of June 30, 2026, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii)

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Bank of New York Mellon (“BNY”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2026, only FDM and FPX had securities in the securities lending program. During the six months ended June 30, 2026, FDM, FPX, FBT, and FDN participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BNY will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BNY to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BNY will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BNY.
E. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BNY on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended June 30, 2026, were received as collateral for lending securities.
F. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Dow Jones Select MicroCap Index Fund	$3,028,746	$—	$—
First Trust Morningstar Dividend Leaders Index Fund	234,991,449	—	—
First Trust US Equity Opportunities ETF	6,101,236	—	—
First Trust NYSE® Arca® Biotechnology Index Fund	—	—	—
First Trust Dow Jones Internet Index Fund	—	—	—
First Trust Capital Strength® ETF	87,604,607	—	—
First Trust Value Line® Dividend Index Fund	213,078,003	—	—
First Trust Growth StrengthTM ETF	2,015,750	—	—
First Trust Indxx Aerospace & Defense ETF	794,685	—	—
First Trust Bloomberg Inflation Sensitive Equity ETF	16,500	—	—
As of December 31, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Dow Jones Select MicroCap Index Fund	$—	$(80,840,716)	$23,236,878
First Trust Morningstar Dividend Leaders Index Fund	1,156,536	(478,212,290)	244,197,246
First Trust US Equity Opportunities ETF	153,159	(572,867,460)	411,956,902
First Trust NYSE® Arca® Biotechnology Index Fund	—	(609,194,997)	240,045,036
First Trust Dow Jones Internet Index Fund	—	(1,657,871,340)	(502,005,679)
First Trust Capital Strength® ETF	2,254,373	(1,216,794,423)	758,994,667
First Trust Value Line® Dividend Index Fund	1,489,173	(622,181,213)	637,575,422
First Trust Growth StrengthTM ETF	4,180	(76,239,793)	49,468,159
First Trust Indxx Aerospace & Defense ETF	—	(1,199,063)	35,229,630
First Trust Bloomberg Inflation Sensitive Equity ETF	234	(118,238)	55,608
G. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For all Funds except FTIF, the taxable years ended 2022, 2023, 2024 and 2025 remain open to federal and state audit. For FTIF, the taxable period ended 2023, and years ended 2024 and 2025 remain open to federal and state audit. As of June 30, 2026, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2025, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
Non-Expiring Capital Loss Carryforwards
First Trust Dow Jones Select MicroCap Index Fund	$80,840,716
First Trust Morningstar Dividend Leaders Index Fund	478,212,290
First Trust US Equity Opportunities ETF	572,867,460
First Trust NYSE® Arca® Biotechnology Index Fund	609,194,997
First Trust Dow Jones Internet Index Fund	1,657,871,340
First Trust Capital Strength® ETF	1,216,794,423
First Trust Value Line® Dividend Index Fund*	622,181,213
First Trust Growth StrengthTM ETF	76,239,793
First Trust Indxx Aerospace & Defense ETF	1,199,063
First Trust Bloomberg Inflation Sensitive Equity ETF	118,238

*
$11,007,161 of First Trust Value Line® Dividend Index Fund’s non-expiring net capital losses is subject to loss limitation resulting from reorganization activity. This limitation generally reduces the utilization of these losses to a maximum of $364,518 per year.

During the taxable year ended December 31, 2025, the following Funds utilized capital loss carryforwards in the following amounts:

Capital Loss Utilized
First Trust US Equity Opportunities ETF	$92,246,153
First Trust NYSE® Arca® Biotechnology Index Fund	53,174,436
First Trust Dow Jones Internet Index Fund	60,544,284
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2025, the Funds had no net late year ordinary or capital losses.
As of June 30, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Dow Jones Select MicroCap Index Fund	$206,972,744	$70,416,041	$(9,212,556)	$61,203,485
First Trust Morningstar Dividend Leaders Index Fund	6,774,928,364	653,557,221	(159,139,473)	494,417,748
First Trust US Equity Opportunities ETF	1,073,714,856	619,214,675	(10,918,453)	608,296,222
First Trust NYSE® Arca® Biotechnology Index Fund	2,269,997,874	619,999,037	(100,307,177)	519,691,860
First Trust Dow Jones Internet Index Fund	5,667,831,461	439,611,862	(1,129,168,083)	(689,556,221)
First Trust Capital Strength® ETF	6,963,206,950	1,095,993,462	(411,732,501)	684,260,961
First Trust Value Line® Dividend Index Fund	7,133,717,686	1,268,607,946	(385,578,409)	883,029,537
First Trust Growth StrengthTM ETF	1,191,473,589	189,528,786	(129,913,334)	59,615,452
First Trust Indxx Aerospace & Defense ETF	779,826,593	71,012,933	(53,116,458)	17,896,475
First Trust Bloomberg Inflation Sensitive Equity ETF	5,430,888	318,632	(333,931)	(15,299)
H. Expenses
Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for First Trust Growth StrengthTM ETF, First Trust Indxx Aerospace & Defense ETF, and First Trust Bloomberg Inflation Sensitive Equity ETF (the “Unitary Fee Funds”), for which expenses other than excluded expenses (discussed in Note 3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
First Trust has entered into licensing agreements with each of the following “Licensors” for the respective Funds:

Fund	Licensor
First Trust Dow Jones Select MicroCap Index Fund	S&P Dow Jones Indices, LLC
First Trust Morningstar Dividend Leaders Index Fund	Morningstar, Inc.
First Trust US Equity Opportunities ETF	IPOX® Schuster LLC
First Trust NYSE® Arca® Biotechnology Index Fund	ICE Data Indices, LLC
First Trust Dow Jones Internet Index Fund	S&P Dow Jones Indices, LLC
First Trust Capital Strength® ETF	Nasdaq, Inc.
First Trust Value Line® Dividend Index Fund	Value Line Publishing, LLC
First Trust Growth StrengthTM ETF	Nasdaq, Inc.
First Trust Indxx Aerospace & Defense ETF	Indxx, Inc.
First Trust Bloomberg Inflation Sensitive Equity ETF	Bloomberg Index Services Limited
The respective license agreements allow for the use by First Trust of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreement. The Advisor or the Fund, as applicable, is required to pay a licensing fee for such Fund, which is shown on the Statements of Operations.
I. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
For the Unitary Fee Funds, First Trust is paid an annual unitary management fee based on a percentage of each Fund’s average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit, license and other services, and excluding fee payments under the Investment Management Agreement, distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, and extraordinary expenses. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints	FTGS	MISL	FTIF
Fund net assets up to and including $2.5 billion	0.600%	0.600%	0.600%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.585%	0.585%	0.585%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.570%	0.570%	0.570%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.555%	0.555%	0.555%
Fund net assets greater than $10 billion up to and including $15 billion	0.540%	0.540%	0.540%
Fund net assets greater than $15 billion	0.510%	0.510%	0.510%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
For the First Trust Dow Jones Select MicroCap Index Fund, First Trust Morningstar Dividend Leaders Index Fund, First Trust US Equity Opportunities ETF, First Trust NYSE® Arca® Biotechnology Index Fund, First Trust Dow Jones Internet Index Fund, First Trust Capital Strength® ETF and First Trust Value Line Dividend Index Fund (such Funds, the “Expense Cap Funds”), First Trust is paid an annual management fee based on a percentage of each Fund’s average daily net assets and calculated pursuant to the following schedule:

Breakpoints	FDM	FDL	FPX	FBT	FDN	FTCS	FVD
Fund net assets up to and including $2.5 billion	0.5000%	0.3000%	0.40%	0.40%	0.40%	0.5000%	0.5000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.4875%	0.2925%	0.39%	0.39%	0.39%	0.4875%	0.4875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.4750%	0.2850%	0.38%	0.38%	0.38%	0.4750%	0.4750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.4625%	0.2775%	0.37%	0.37%	0.37%	0.4625%	0.4625%
Fund net assets greater than $10 billion up to and including $15 billion	0.4500%	0.2700%	0.36%	0.36%	0.36%	0.4500%	0.4500%
Fund net assets greater than $15 billion	0.4250%	0.2550%	0.34%	0.34%	0.34%	0.4250%	0.4250%
For the Expense Cap Funds, the Trust and the Advisor have entered into an Expense Reimbursement and Fee Waiver Agreement in which First Trust has agreed to waive fees and/or reimburse expenses to the extent that the operating expenses of each Fund (excluding taxes, interest, all brokerage commissions, other normal charges incident to the purchase and sale of portfolio securities, and extraordinary expenses) exceed the following amount as a percentage of each Fund’s average daily net assets per year (the “Expense Cap”). The Expense Cap will be in effect until at least April 30, 2028.

Expense Cap
First Trust Dow Jones Select MicroCap Index Fund	0.60%
First Trust Morningstar Dividend Leaders Index Fund	0.45%
First Trust US Equity Opportunities ETF	0.60%
First Trust NYSE® Arca® Biotechnology Index Fund	0.60%
First Trust Dow Jones Internet Index Fund	0.60%
First Trust Capital Strength® ETF	0.65%
First Trust Value Line® Dividend Index Fund	0.70%
The Trust has multiple service agreements with BNY. Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
4. Purchases and Sales of Securities
For the six months ended June 30, 2026, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Dow Jones Select MicroCap Index Fund	$17,207,371	$16,823,178
First Trust Morningstar Dividend Leaders Index Fund	2,761,510,129	2,743,633,376
First Trust US Equity Opportunities ETF	615,703,931	615,996,053
First Trust NYSE® Arca® Biotechnology Index Fund	582,979,753	585,453,821
First Trust Dow Jones Internet Index Fund	707,222,299	712,707,391
First Trust Capital Strength® ETF	3,854,439,256	3,851,034,614
First Trust Value Line® Dividend Index Fund	2,140,948,260	2,130,878,646
First Trust Growth StrengthTM ETF	611,357,818	611,760,761
First Trust Indxx Aerospace & Defense ETF	280,144,311	280,486,913
First Trust Bloomberg Inflation Sensitive Equity ETF	618,295	639,227
For the six months ended June 30, 2026, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Dow Jones Select MicroCap Index Fund	$17,185,623	$4,347,459
First Trust Morningstar Dividend Leaders Index Fund	2,690,531,667	2,095,364,740
First Trust US Equity Opportunities ETF	430,806,144	292,232,995
First Trust NYSE® Arca® Biotechnology Index Fund	1,297,450,918	254,980,054
First Trust Dow Jones Internet Index Fund	3,522,033,616	4,887,552,911
First Trust Capital Strength® ETF	1,411,584,468	1,945,305,332
First Trust Value Line® Dividend Index Fund	301,963,993	1,037,292,602
First Trust Growth StrengthTM ETF	521,943,635	589,328,703
First Trust Indxx Aerospace & Defense ETF	486,728,410	1,056,858,881
First Trust Bloomberg Inflation Sensitive Equity ETF	6,592,550	2,469,070
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs,

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2027.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended June 30, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended June 30, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
For the Expense Cap Funds (as defined in the Notes to Financial Statements), the applicable aggregate remuneration paid by each Fund during the period covered by the report is included in the Statements of Operations. For the Unitary Fee Funds (as defined in the Notes to Financial Statements), Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of each of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Capital Strength ETF (FTCS)
First Trust Dow Jones Internet Index Fund (FDN)
First Trust Dow Jones Select MicroCap Index Fund (FDM)
First Trust Morningstar Dividend Leaders Index Fund (FDL)
First Trust NYSE Arca Biotechnology Index Fund (FBT)
First Trust US Equity Opportunities ETF (FPX)
First Trust Value Line® Dividend Index Fund (FVD)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2027 at a meeting held on June 7–8, 2026. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 13, 2026 and June 7–8, 2026, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 13, 2026, prior to which the Independent Trustees and their counsel met

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
separately to discuss the information provided by the Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 7–8, 2026 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s advisory fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 13, 2026 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the advisory fee rate schedule payable by each Fund under the Agreement for the services provided. The Board considered that the Advisor agreed to extend the current expense cap for each Fund through April 30, 2028. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund’s Expense Group included peer funds that pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for FDN was equal to the median total (net) expense ratio of the peer funds in its Expense Group and that the total (net) expense ratio for each other Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the advisory fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board also received and reviewed information for periods ended December 31, 2025 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a benchmark index. However, given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the fees, expenses and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the advisory fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the advisory fee rate schedule for each Fund includes breakpoints pursuant to which the advisory fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure, including technology, and add new staff. The Board concluded that the advisory fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2025 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP the exposure of their products to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
The Board of Trustees of First Trust Exchange-Traded Fund (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of each of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)
First Trust Growth Strength ETF (FTGS)
First Trust Indxx Aerospace & Defense ETF (MISL)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2027 at a meeting held on June 7–8, 2026. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 13, 2026 and June 7–8, 2026, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 13, 2026, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
to the June 7–8, 2026 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 13, 2026 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by each Fund under the Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board also received and reviewed information for periods ended December 31, 2025 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a benchmark index. However, given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure, including technology, and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2025 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP the exposure of their products to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Disclaimers
Dow Jones®, Dow Jones Internet Composite IndexSM and Dow Jones Select MicroCap IndexSM (“S&P Dow Jones Indexes”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such products nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.
Morningstar® and Morningstar® Dividend Leaders IndexSM are registered trademarks and service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar and Morningstar makes no representation regarding the advisability of investing in the Fund.
IPOX® and IPOX®-100 U.S. Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund. IPOX® is an international trademark of IPOX Schuster LLC. Index of Initial Public Offerings (IPOX) and IPOX Derivatives Patent No. US 7,698,197.
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “NYSE®” and “NYSE® Arca®” are service/trademarks of ICE Data Indices, LLC or its affiliates. These trademarks have been licensed, along with the NYSE® Arca® Biotechnology Index (the “Index”) for use by First Trust Advisors L.P. in connection with First Trust NYSE® Arca® Biotechnology Index Fund (the “Product”). Neither First Trust Advisors L.P., First Trust Exchange-Traded Fund (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general market performance. Past performance of an Index is not an indicator of or a guarantee of future results.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.
Nasdaq®, The Capital StrengthTM Index and The Growth StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
Value Line® and Value Line® Dividend Index are trademarks or registered trademarks of Value Line, Inc. (“Value Line”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, recommended, sold or promoted by Value Line and Value Line makes no representation regarding the advisability of investing in products utilizing such strategy.
Indxx and Indxx US Aerospace & Defense Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such products. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.
Bloomberg® and Bloomberg Inflation Sensitive Equity Index referenced herein (the “Indices” and each such index, an “Index”) are trademarks or service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”) and/or one or more third-party providers (each such provider, a “Third-Party Provider”), and have been licensed for use for certain purposes to First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee or a Third-Party Provider, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Index or the Financial Products.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended June 30, 2026

First Trust Exchange-Traded Fund
Book 2

First Trust Nasdaq-100 Select Equal Weight ETF (QQEW)
First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)
First Trust S&P REIT Index Fund (FRI)
First Trust Water ETF (FIW)
First Trust Natural Gas ETF (FCG)
First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

First Trust Exchange-Traded Fund
Semi-Annual Financial Statements and Other Information
June 30, 2026
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Nasdaq-100 Select Equal Weight ETF (QQEW)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 2.4%
79,281	Axon Enterprise, Inc. (a)	$44,445,721
	Beverages — 4.0%
403,895	Monster Beverage Corp. (a)	38,822,388
246,723	PepsiCo, Inc.	33,406,294
		72,228,682
	Biotechnology — 10.1%
117,806	Alnylam Pharmaceuticals, Inc. (a)	35,463,140
105,630	Amgen, Inc.	38,250,736
264,637	Gilead Sciences, Inc.	33,434,238
57,866	Regeneron Pharmaceuticals, Inc.	36,081,766
79,490	Vertex Pharmaceuticals, Inc. (a)	39,485,068
		182,714,948
	Broadline Retail — 2.0%
20,980	MercadoLibre, Inc. (a)	35,611,242
	Communications Equipment — 2.0%
41,610	Lumentum Holdings, Inc. (a)	35,703,877
	Entertainment — 3.6%
176,359	Electronic Arts, Inc.	36,160,649
413,567	Netflix, Inc. (a)	29,528,684
		65,689,333
	Health Care Equipment & Supplies — 5.4%
482,439	Dexcom, Inc. (a)	32,492,267
63,129	IDEXX Laboratories, Inc. (a)	33,233,631
83,777	Intuitive Surgical, Inc. (a)	33,316,437
		99,042,335
	Hotels, Restaurants & Leisure — 6.5%
266,860	Airbnb, Inc., Class A (a)	38,187,666
212,477	Booking Holdings, Inc.	37,871,900
223,335	DoorDash, Inc., Class A (a)	41,212,008
		117,271,574
	Interactive Media & Services — 3.6%
46,767	Alphabet, Inc., Class A	16,713,123
47,253	Alphabet, Inc., Class C	16,695,902
56,244	Meta Platforms, Inc., Class A	31,681,683
		65,090,708
	Professional Services — 4.0%
160,364	Automatic Data Processing, Inc.	35,913,518
366,829	Paychex, Inc.	36,070,295
		71,983,813
Shares	Description	Value

	Semiconductors & Semiconductor Equipment — 24.7%
68,931	Advanced Micro Devices, Inc. (a)	$40,042,707
22,059	ASML Holding N.V.	43,885,057
103,763	Astera Labs, Inc. (a)	50,119,604
79,627	Broadcom, Inc.	30,079,099
185,122	KLA Corp.	55,853,159
111,808	Lam Research Corp.	48,449,761
36,638	Micron Technology, Inc.	42,290,877
22,714	Monolithic Power Systems, Inc.	31,398,925
168,490	NVIDIA Corp.	33,713,164
141,722	QUALCOMM, Inc.	26,188,809
95,042	Teradyne, Inc.	45,985,121
		448,006,283
	Software — 23.6%
137,244	Adobe, Inc. (a)	28,137,765
58,026	AppLovin Corp., Class A (a)	29,896,736
153,798	Autodesk, Inc. (a)	29,901,407
94,884	Cadence Design Systems, Inc. (a)	35,611,863
143,825	Datadog, Inc., Class A (a)	37,446,277
257,846	Fortinet, Inc. (a)	39,610,302
107,306	Intuit, Inc.	28,006,866
79,014	Microsoft Corp.	29,473,802
227,259	Palantir Technologies, Inc., Class A (a)	26,514,308
126,292	Palo Alto Networks, Inc. (a)	43,068,098
109,283	Roper Technologies, Inc.	36,980,274
74,797	Synopsys, Inc. (a)	33,364,698
243,348	Workday, Inc., Class A (a)	29,790,662
		427,803,058
	Technology Hardware, Storage & Peripherals — 6.3%
114,001	Apple, Inc.	32,987,329
40,435	Seagate Technology Holdings PLC	39,019,775
66,970	Western Digital Corp.	42,775,079
		114,782,183
	Wireless Telecommunication Services — 1.7%
189,703	T-Mobile US, Inc.	31,818,884
	Total Common Stocks	1,812,192,641
	(Cost $1,632,208,794)
MONEY MARKET FUNDS — 0.1%
1,262,876	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (b)	1,262,876
	(Cost $1,262,876)

See Notes to Financial Statements

First Trust Nasdaq-100 Select Equal Weight ETF (QQEW)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$29	Daiwa Capital Markets America, Inc., 3.64% (b), dated 06/30/26, due 07/01/26, with a maturity value of $29. Collateralized by U.S. Treasury Securities, interest rates of 2.13% to 4.13%, due 06/30/27 to 01/15/35. The value of the collateral including accrued interest is $30. (c)	$29
	(Cost $29)

	Total Investments — 100.0%	1,813,455,546
	(Cost $1,633,471,699)
	Net Other Assets and Liabilities — (0.0)%	(445,602)
	Net Assets — 100.0%	$1,813,009,944

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2026.
(c)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,812,192,641	$1,812,192,641	$—	$—
Money Market Funds	1,262,876	1,262,876	—	—
Repurchase Agreements	29	—	29	—
Total Investments	$1,813,455,546	$1,813,455,517	$29	$—

*	See Portfolio of Investments for industry breakout.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(1)	$29
Non-cash Collateral(2)	(29)
Net Amount	$—

(1)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(2)	At June 30, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Broadline Retail — 1.9%
1,246,717	PDD Holdings, Inc., ADR (a)	$95,099,573
	Hotels, Restaurants & Leisure — 2.4%
660,881	DoorDash, Inc., Class A (a)	121,952,371
	Interactive Media & Services — 3.8%
138,372	Alphabet, Inc., Class A	49,450,002
139,823	Alphabet, Inc., Class C	49,403,660
166,447	Meta Platforms, Inc., Class A	93,757,931
		192,611,593
	IT Services — 3.9%
961,132	CoreWeave, Inc., Class A (a)	95,671,079
886,792	Shopify, Inc., Class A (a)	101,253,911
		196,924,990
	Professional Services — 2.0%
1,216,851	Thomson Reuters Corp.	99,380,221
	Semiconductors & Semiconductor Equipment — 45.4%
203,979	Advanced Micro Devices, Inc. (a)	118,493,441
254,375	Analog Devices, Inc.	101,030,119
233,924	Applied Materials, Inc.	169,127,052
297,959	ARM Holdings PLC, ADR (a)	105,647,323
65,300	ASML Holding N.V.	129,910,432
307,017	Astera Labs, Inc. (a)	148,295,351
235,602	Broadcom, Inc.	88,998,655
917,963	Intel Corp. (a)	128,175,174
547,799	KLA Corp.	165,276,436
330,863	Lam Research Corp.	143,372,864
513,534	Marvell Technology, Inc.	152,976,643
1,112,190	Microchip Technology, Inc.	101,431,728
108,392	Micron Technology, Inc.	125,115,802
67,210	Monolithic Power Systems, Inc.	92,908,415
498,586	NVIDIA Corp.	99,762,073
327,592	NXP Semiconductors N.V.	92,063,180
419,379	QUALCOMM, Inc.	77,497,045
281,211	Teradyne, Inc.	136,061,130
344,386	Texas Instruments, Inc.	102,651,135
		2,278,793,998
	Software — 31.0%
406,139	Adobe, Inc. (a)	83,266,618
171,684	AppLovin Corp., Class A (a)	88,456,747
455,106	Autodesk, Inc. (a)	88,481,709
280,779	Cadence Design Systems, Inc. (a)	105,381,974
144,008	CrowdStrike Holdings, Inc., Class A (a)	109,898,265
425,616	Datadog, Inc., Class A (a)	110,813,382
Shares	Description	Value

	Software (Continued)
762,978	Fortinet, Inc. (a)	$117,208,680
317,504	Intuit, Inc.	82,868,544
233,788	Microsoft Corp.	87,207,600
455,513	Nebius Group N.V. (a) (b)	125,799,025
672,509	Palantir Technologies, Inc., Class A (a)	78,461,625
373,729	Palo Alto Networks, Inc. (a)	127,449,064
323,386	Roper Technologies, Inc.	109,430,589
661,726	Strategy, Inc. (a)	57,523,841
221,348	Synopsys, Inc. (a)	98,736,702
720,077	Workday, Inc., Class A (a)	88,151,826
		1,559,136,191
	Technology Hardware, Storage & Peripherals — 9.6%
337,313	Apple, Inc.	97,604,890
62,106	Sandisk Corp. (a)	141,212,275
119,662	Seagate Technology Holdings PLC	115,473,830
198,198	Western Digital Corp.	126,593,027
		480,884,022
	Total Common Stocks	5,024,782,959
	(Cost $4,046,041,505)
MONEY MARKET FUNDS — 0.1%
2,329,285	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (c)	2,329,285
	(Cost $2,329,285)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.6%
$32,034,946	RBC Dominion Securities, Inc., 3.64% (c), dated 06/30/26, due 07/01/26, with a maturity value of $32,038,185. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 08/06/26 to 11/15/55. The value of the collateral including accrued interest is $32,675,645. (d)	32,034,946
	(Cost $32,034,946)

	Total Investments — 100.7%	5,059,147,190
	(Cost $4,080,405,736)
	Net Other Assets and Liabilities — (0.7)%	(33,872,879)
	Net Assets — 100.0%	$5,025,274,311

See Notes to Financial Statements

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $33,140,400 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $32,034,946.

(c)	Rate shown reflects yield as of June 30, 2026.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$5,024,782,959	$5,024,782,959	$—	$—
Money Market Funds	2,329,285	2,329,285	—	—
Repurchase Agreements	32,034,946	—	32,034,946	—
Total Investments	$5,059,147,190	$5,027,112,244	$32,034,946	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$33,140,400
Non-cash Collateral(2)	(32,034,946)
Net Amount	$1,105,454
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$32,034,946
Non-cash Collateral(4)	(32,034,946)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)
The collateral requirements are determined at the beginning
of each business day based on the market value of the loaned securities from the end of the prior day. On June 30, 2026, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from June 29
to June 30, the value of the related securities loaned was
above the collateral value received. See Note 2D - Securities
Lending in the Notes to Financial Statements.

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 100.0%
	Aerospace & Defense — 4.5%
6,287	Axon Enterprise, Inc. (b)	$3,524,555
5,932	Honeywell Aerospace, Inc. (b)	1,311,446
19,664	Rocket Lab Corp. (b)	1,998,846
		6,834,847
	Automobiles — 1.8%
6,474	Tesla, Inc. (b)	2,722,964
	Beverages — 7.9%
31,108	Coca-Cola Europacific Partners PLC	3,112,977
93,951	Keurig Dr Pepper, Inc.	3,075,016
32,032	Monster Beverage Corp. (b)	3,078,916
19,567	PepsiCo, Inc.	2,649,372
		11,916,281
	Biotechnology — 9.6%
9,345	Alnylam Pharmaceuticals, Inc. (b)	2,813,125
8,378	Amgen, Inc.	3,033,842
20,987	Gilead Sciences, Inc.	2,651,498
4,588	Regeneron Pharmaceuticals, Inc.	2,860,802
6,306	Vertex Pharmaceuticals, Inc. (b)	3,132,379
		14,491,646
	Broadline Retail — 3.5%
10,425	Amazon.com, Inc. (b)	2,484,694
1,663	MercadoLibre, Inc. (b)	2,822,760
		5,307,454
	Chemicals — 1.9%
5,668	Linde PLC	2,941,352
	Commercial Services & Supplies — 3.5%
16,475	Cintas Corp.	2,802,068
86,097	Copart, Inc. (b)	2,427,074
		5,229,142
	Communications Equipment — 3.7%
23,430	Cisco Systems, Inc.	2,752,088
3,300	Lumentum Holdings, Inc. (b)	2,831,598
		5,583,686
	Construction & Engineering — 1.9%
41,485	Ferrovial N.V.	2,846,286
	Consumer Staples Distribution & Retail — 3.7%
2,951	Costco Wholesale Corp.	2,760,572
24,376	Walmart, Inc.	2,760,826
		5,521,398
	Diversified Telecommunication Services — 1.8%
113,445	Comcast Corp., Class A	2,785,075
Shares	Description	Value

	Electric Utilities — 7.4%
22,274	American Electric Power Co., Inc.	$3,047,306
9,805	Constellation Energy Corp.	2,435,268
61,819	Exelon Corp.	2,882,002
35,489	Xcel Energy, Inc.	2,849,766
		11,214,342
	Energy Equipment & Services — 1.6%
44,166	Baker Hughes Co.	2,451,213
	Entertainment — 7.4%
13,987	Electronic Arts, Inc.	2,867,895
32,798	Netflix, Inc. (b)	2,341,777
12,587	Take-Two Interactive Software, Inc. (b)	3,146,498
104,454	Warner Bros. Discovery, Inc. (b)	2,784,744
		11,140,914
	Financial Services — 1.8%
63,047	PayPal Holdings, Inc.	2,722,369
	Food Products — 3.6%
117,506	Kraft Heinz (The) Co.	2,775,492
46,123	Mondelez International, Inc., Class A	2,667,754
		5,443,246
	Ground Transportation — 3.8%
62,337	CSX Corp.	2,962,878
12,532	Old Dominion Freight Line, Inc.	2,714,431
		5,677,309
	Health Care Equipment & Supplies — 7.1%
38,261	Dexcom, Inc. (b)	2,576,878
45,257	GE HealthCare Technologies, Inc.	2,896,901
5,008	IDEXX Laboratories, Inc. (b)	2,636,411
6,644	Intuitive Surgical, Inc. (b)	2,642,186
		10,752,376
	Hotels, Restaurants & Leisure — 7.7%
21,162	Airbnb, Inc., Class A (b)	3,028,282
16,850	Booking Holdings, Inc.	3,003,344
7,512	Marriott International, Inc., Class A	2,783,872
28,452	Starbucks Corp.	2,907,510
		11,723,008
	Industrial Conglomerates — 0.9%
6,282	Honeywell International, Inc. (c)	1,406,540
	Machinery — 2.0%
25,561	PACCAR, Inc.	3,070,387
See Notes to Financial Statements

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Oil, Gas & Consumable Fuels — 1.7%
14,736	Diamondback Energy, Inc.	$2,590,294
	Professional Services — 3.8%
12,720	Automatic Data Processing, Inc.	2,848,644
29,093	Paychex, Inc.	2,860,715
		5,709,359
	Specialty Retail — 3.7%
32,473	O’Reilly Automotive, Inc. (b)	2,990,439
12,174	Ross Stores, Inc.	2,591,236
		5,581,675
	Trading Companies & Distributors — 2.0%
63,832	Fastenal Co.	3,065,851
	Wireless Telecommunication Services — 1.7%
15,046	T-Mobile US, Inc.	2,523,666
	Total Common Stocks	151,252,680
	(Cost $157,063,979)
MONEY MARKET FUNDS — 0.0%
105,415	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.51% (d)	105,415
	(Cost $105,415)

	Total Investments — 100.0%	151,358,095
	(Cost $157,169,394)
	Net Other Assets and Liabilities — (0.0)%	(73,493)
	Net Assets — 100.0%	$151,284,602

(a)
The industry allocation is based on Standard & Poor’s Global
Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification
Benchmark (ICB) system, which is maintained by FTSE
International Limited.

(b)	Non-income producing security.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2026, securities noted as such are valued at $1,406,540 or 0.9% of net assets.

(d)	Rate shown reflects yield as of June 30, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Industrial Conglomerates	$1,406,540	$—	$1,406,540	$—
Other Industry Categories*	149,846,140	149,846,140	—	—
Money Market Funds	105,415	105,415	—	—
Total Investments	$151,358,095	$149,951,555	$1,406,540	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Automobiles — 14.1%
973,670	Lucid Group, Inc. (a) (b)	$6,513,852
122,940	Polestar Automotive Holding UK PLC, Class A, ADR (a)	2,308,813
2,247,876	Rivian Automotive, Inc., Class A (a)	39,000,649
168,156	Tesla, Inc. (a)	70,726,414
		118,549,728
	Chemicals — 4.6%
207,688	Albemarle Corp.	28,044,111
206,775	Aspen Aerogels, Inc. (a)	1,310,953
124,630	Sociedad Quimica y Minera de Chile S.A., ADR	9,227,605
		38,582,669
	Construction & Engineering — 0.3%
87,202	Ameresco, Inc., Class A (a)	2,406,775
	Electrical Equipment — 29.4%
75,635	Acuity, Inc.	28,488,679
118,995	American Superconductor Corp. (a)	4,939,482
353,352	Amprius Technologies, Inc. (a)	4,897,459
383,789	Array Technologies, Inc. (a)	2,843,877
752,166	Ballard Power Systems, Inc. (a) (b)	2,925,926
257,126	Bloom Energy Corp., Class A (a)	77,832,040
123,518	Electrovaya, Inc. (a)	1,296,939
91,110	EnerSys	21,303,340
544,281	Enovix Corp. (a) (b)	3,303,786
847,069	Eos Energy Enterprises, Inc. (a) (b)	4,980,766
331,358	Fluence Energy, Inc. (a)	6,587,397
132,177	FuelCell Energy, Inc. (a)	4,759,694
91,595	LSI Industries, Inc.	2,434,595
234,274	Nextpower, Inc., Class A (a)	27,911,404
3,480,623	Plug Power, Inc. (a) (b)	9,432,488
418,582	Shoals Technologies Group, Inc., Class A (a)	4,143,962
595,167	Sunrun, Inc. (a)	7,963,334
84,488	Vicor Corp. (a)	32,086,853
		248,132,021
	Electronic Equipment, Instruments & Components — 5.3%
94,884	Advanced Energy Industries, Inc.	35,379,397
110,624	Itron, Inc. (a)	9,572,295
		44,951,692
	Financial Services — 1.5%
320,433	HA Sustainable Infrastructure Capital, Inc.	12,512,909
Shares	Description	Value

	Independent Power and Renewable Electricity Producers — 7.2%
756,657	Brookfield Renewable Partners, L.P. (c)	$26,278,698
302,307	Clearway Energy, Inc., Class C	10,332,853
355,133	Montauk Renewables, Inc. (a)	554,007
153,319	Ormat Technologies, Inc.	16,696,439
613,342	ReNew Energy Global PLC, Class A (a)	3,833,388
235,205	XPLR Infrastructure, L.P. (a) (c) (d)	2,777,771
		60,473,156
	Metals & Mining — 3.4%
444,156	MP Materials Corp. (a)	24,877,178
277,945	Sigma Lithium Corp. (a)	3,516,004
		28,393,182
	Oil, Gas & Consumable Fuels — 0.2%
549,449	Clean Energy Fuels Corp. (a)	1,126,370
607,298	Gevo, Inc. (a)	910,947
		2,037,317
	Professional Services — 0.3%
37,700	Willdan Group, Inc. (a)	2,982,070
	Semiconductors & Semiconductor Equipment — 33.3%
464,615	Allegro MicroSystems, Inc. (a)	32,346,496
328,830	Enphase Energy, Inc. (a)	16,191,589
238,863	First Solar, Inc. (a)	56,362,114
46,788	Monolithic Power Systems, Inc.	64,677,860
583,101	Navitas Semiconductor Corp. (a)	10,449,170
607,534	ON Semiconductor Corp. (a)	57,436,264
139,019	Power Integrations, Inc.	11,644,231
151,738	SolarEdge Technologies, Inc. (a)	8,867,569
696,261	T1 Energy, Inc. (a)	6,600,554
116,641	Universal Display Corp.	10,099,944
120,604	Wolfspeed, Inc. (a) (b)	5,819,143
		280,494,934
	Specialty Retail — 0.1%
351,936	EVgo, Inc. (a)	672,198
	Total Common Stocks	840,188,651
	(Cost $851,967,227)
MONEY MARKET FUNDS — 0.3%
2,727,951	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (e)	2,727,951
	(Cost $2,727,951)

See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.9%
$16,246,590	Mizuho Financial Group, Inc., 3.64% (e), dated 06/30/26, due 07/01/26, with a maturity value of $16,248,233. Collateralized by U.S. Treasury Securities, interest rates of 3.38% to 4.25%, due 03/15/27 to 08/31/31. The value of the collateral including accrued interest is $16,571,522. (f)	$16,246,590
	(Cost $16,246,590)

	Total Investments — 101.9%	859,163,192
	(Cost $870,941,768)
	Net Other Assets and Liabilities — (1.9)%	(16,402,224)
	Net Assets — 100.0%	$842,760,968

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $16,060,387 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $16,246,590.

(c)	Security is a Master Limited Partnership.
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Rate shown reflects yield as of June 30, 2026.
(f)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$840,188,651	$840,188,651	$—	$—
Money Market Funds	2,727,951	2,727,951	—	—
Repurchase Agreements	16,246,590	—	16,246,590	—
Total Investments	$859,163,192	$842,916,602	$16,246,590	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$16,060,387
Non-cash Collateral(2)	(16,060,387)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$16,246,590
Non-cash Collateral(4)	(16,246,590)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust S&P REIT Index Fund (FRI)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 95.6%
	Data Center REITs — 8.8%
43,679	Digital Realty Trust, Inc.	$7,843,875
7,657	Equinix, Inc.	7,981,580
4,215	Fermi, Inc. (a)	38,609
		15,864,064
	Diversified REITs — 2.3%
10,044	AH Realty Trust, Inc.	71,112
1,836	Alpine Income Property Trust, Inc.	38,115
6,260	American Assets Trust, Inc.	154,559
25,358	Broadstone Net Lease, Inc.	524,150
4,065	CTO Realty Growth, Inc.	87,438
28,595	Essential Properties Realty Trust, Inc.	853,561
6,401	Gladstone Commercial Corp.	78,732
25,202	Global Net Lease, Inc.	225,306
1,256	Modiv Industrial, Inc.	21,854
5,629	NexPoint Diversified Real Estate Trust	29,215
29,453	WP Carey, Inc.	2,105,890
		4,189,932
	Health Care REITs — 20.8%
20,740	Alexandria Real Estate Equities, Inc.	1,096,109
25,484	American Healthcare REIT, Inc.	1,328,991
31,238	CareTrust REIT, Inc.	1,260,453
1,645	Chiron Real Estate, Inc.	61,720
3,392	Community Healthcare Trust, Inc.	62,006
28,813	Diversified Healthcare Trust	267,961
45,821	Healthcare Realty Trust, Inc.	924,209
91,163	Healthpeak Properties, Inc.	1,950,888
6,768	LTC Properties, Inc.	260,230
64,852	Medical Properties Trust, Inc.	299,616
6,409	National Health Investors, Inc.	488,750
39,379	Omega Healthcare Investors, Inc.	1,877,591
33,348	Sabra Health Care REIT, Inc.	650,619
1,688	Universal Health Realty Income Trust	74,036
64,287	Ventas, Inc.	5,708,686
93,344	Welltower, Inc.	21,186,288
		37,498,153
	Hotel & Resort REITs — 3.1%
29,031	Apple Hospitality REIT, Inc.	488,011
7,901	Braemar Hotels & Resorts, Inc.	17,066
6,171	Chatham Lodging Trust	81,642
27,040	DiamondRock Hospitality Co.	329,347
84,223	Host Hotels & Resorts, Inc.	1,996,928
26,626	Park Hotels & Resorts, Inc.	379,421
14,991	Pebblebrook Hotel Trust	290,975
19,802	RLJ Lodging Trust	234,654
Shares	Description	Value

	Hotel & Resort REITs (Continued)
8,345	Ryman Hospitality Properties, Inc.	$1,072,750
83,870	Service Properties Trust	141,740
13,844	Summit Hotel Properties, Inc.	97,047
24,634	Sunstone Hotel Investors, Inc.	282,059
12,198	Xenia Hotels & Resorts, Inc.	248,351
		5,659,991
	Industrial REITs — 13.2%
37,727	Americold Realty Trust, Inc.	593,068
7,097	EastGroup Properties, Inc.	1,437,355
17,530	First Industrial Realty Trust, Inc.	1,074,764
7,934	Industrial Logistics Properties Trust	70,375
3,805	Innovative Industrial Properties, Inc.	235,834
7,526	Lineage, Inc.	325,499
7,795	LXP Industrial Trust	419,995
2,135	One Liberty Properties, Inc.	52,137
123,285	Prologis, Inc.	16,701,419
29,614	Rexford Industrial Realty, Inc.	992,069
25,283	STAG Industrial, Inc.	962,271
14,057	Terreno Realty Corp.	910,472
		23,775,258
	Multi-Family Residential REITs — 8.3%
18,370	AvalonBay Communities, Inc.	3,466,235
1,543	BRT Apartments Corp.	23,716
13,292	Camden Property Trust	1,521,801
2,222	Centerspace	124,854
45,085	Equity Residential	3,062,624
8,498	Essex Property Trust, Inc.	2,477,932
31,111	Independence Realty Trust, Inc.	519,243
15,390	Mid-America Apartment Communities, Inc.	2,138,287
2,899	NexPoint Residential Trust, Inc.	80,940
39,097	UDR, Inc.	1,560,752
		14,976,384
	Office REITs — 3.2%
22,970	Brandywine Realty Trust	72,815
19,612	BXP, Inc.	1,300,472
14,924	COPT Defense Properties	543,084
21,757	Cousins Properties, Inc.	652,275
22,147	Douglas Emmett, Inc.	261,334
5,826	Easterly Government Properties, Inc.	145,242
18,591	Empire State Realty Trust, Inc., Class A	100,577
10,558	Franklin Street Properties Corp.	5,437
14,582	Highwoods Properties, Inc.	439,793
See Notes to Financial Statements

First Trust S&P REIT Index Fund (FRI)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Office REITs (Continued)
7,164	Hudson Pacific Properties, Inc. (a)	$108,821
7,703	JBG SMITH Properties	113,003
14,146	Kilroy Realty Corp.	530,051
1,959	NET Lease Office Properties	21,804
6,914	Orion Properties, Inc.	19,981
16,531	Piedmont Realty Trust, Inc. (a)	151,259
3,434	Postal Realty Trust, Inc., Class A	84,614
9,405	SL Green Realty Corp.	486,897
20,893	Vornado Realty Trust	821,095
		5,858,554
	Other Specialized REITs — 8.1%
10,117	EPR Properties	586,887
5,333	Farmland Partners, Inc.	51,623
14,512	Four Corners Property Trust, Inc.	356,270
37,451	Gaming and Leisure Properties, Inc.	1,667,693
5,305	Gladstone Land Corp.	45,252
39,342	Iron Mountain, Inc.	4,969,288
11,511	Lamar Advertising Co., Class A	1,795,486
20,394	Millrose Properties, Inc.	612,840
20,255	Outfront Media, Inc.	663,554
6,060	Safehold, Inc.	95,142
144,508	VICI Properties, Inc.	3,836,687
		14,680,722
	Retail REITs — 16.8%
17,655	Acadia Realty Trust	369,166
15,857	Agree Realty Corp.	1,201,009
284	Alexander’s, Inc.	78,259
40,574	Brixmor Property Group, Inc.	1,279,298
2,087	CBL & Associates Properties, Inc.	110,799
12,839	Curbline Properties Corp.	390,306
10,395	Federal Realty Investment Trust	1,283,159
2,995	FrontView REIT, Inc.	60,589
7,356	Getty Realty Corp.	245,396
10,306	InvenTrust Properties Corp.	364,832
89,176	Kimco Realty Corp.	2,260,611
26,852	Kite Realty Group Trust	762,060
37,483	Macerich (The) Co.	944,197
12,861	NETSTREIT Corp.	271,753
25,157	NNN REIT, Inc.	1,170,555
16,661	Phillips Edison & Co., Inc.	693,431
123,305	Realty Income Corp.	7,639,978
21,790	Regency Centers Corp.	1,737,535
1,655	Saul Centers, Inc.	61,880
37,115	Simon Property Group, Inc.	8,300,770
6,939	SITE Centers Corp.	27,548
15,190	Tanger, Inc.	599,549
Shares	Description	Value

	Retail REITs (Continued)
16,664	Urban Edge Properties	$381,272
5,980	Whitestone REIT	113,381
		30,347,333
	Self-Storage REITs — 7.0%
29,939	CubeSmart	1,190,674
27,935	Extra Space Storage, Inc.	4,058,956
9,390	National Storage Affiliates Trust	417,573
20,891	Public Storage	6,649,814
7,321	Smartstop Self Storage REIT, Inc.	237,933
		12,554,950
	Single-Family Residential REITs — 4.0%
41,886	American Homes 4 Rent, Class A	1,404,019
25,645	Equity LifeStyle Properties, Inc.	1,652,820
72,267	Invitation Homes, Inc.	2,183,186
15,317	Sun Communities, Inc.	1,836,661
10,699	UMH Properties, Inc.	161,983
		7,238,669
	Total Common Stocks	172,644,010
	(Cost $175,006,702)
MONEY MARKET FUNDS — 3.9%
6,993,613	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.51% (b)	6,993,613
	(Cost $6,993,613)

	Total Investments — 99.5%	179,637,623
	(Cost $182,000,315)
	Net Other Assets and Liabilities — 0.5%	826,433
	Net Assets — 100.0%	$180,464,056

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2026.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts
See Notes to Financial Statements

First Trust S&P REIT Index Fund (FRI)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$172,644,010	$172,644,010	$—	$—
Money Market Funds	6,993,613	6,993,613	—	—
Total Investments	$179,637,623	$179,637,623	$—	$—

*	See Portfolio of Investments for sub-industry breakout.
See Notes to Financial Statements

First Trust Water ETF (FIW)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Beverages — 2.2%
1,695,797	Primo Brands Corp.	$41,445,279
	Building Products — 13.3%
493,085	A.O. Smith Corp.	30,926,291
392,822	Advanced Drainage Systems, Inc.	61,657,341
707,778	Fortune Brands Innovations, Inc.	38,857,012
939,768	Masco Corp.	76,468,922
754,427	Zurn Elkay Water Solutions Corp.	38,121,197
		246,030,763
	Chemicals — 5.0%
249,461	Ecolab, Inc.	69,502,329
161,220	Hawkins, Inc.	22,909,362
		92,411,691
	Commercial Services & Supplies — 6.3%
1,609,682	Tetra Tech, Inc.	46,503,713
789,504	Veralto Corp.	70,013,215
		116,516,928
	Construction & Engineering — 7.1%
588,804	AECOM	41,098,519
621,871	Stantec, Inc. (a)	42,853,131
83,623	Valmont Industries, Inc.	48,300,645
		132,252,295
	Electronic Equipment, Instruments & Components — 3.9%
252,317	Badger Meter, Inc.	37,438,797
409,374	Itron, Inc. (b)	35,423,132
		72,861,929
	Health Care Equipment & Supplies — 3.3%
117,128	IDEXX Laboratories, Inc. (b)	61,660,864
	Life Sciences Tools & Services — 9.4%
633,723	Agilent Technologies, Inc.	84,177,426
240,846	Waters Corp. (b)	90,326,884
		174,504,310
	Machinery — 24.3%
386,074	Franklin Electric Co., Inc.	41,383,272
374,248	Gorman-Rupp (The) Co.	34,333,512
321,317	IDEX Corp.	72,922,893
570,584	Mueller Industries, Inc.	70,141,891
1,285,021	Mueller Water Products, Inc., Class A	33,192,092
775,495	Pentair PLC	59,449,447
Shares	Description	Value

	Machinery (Continued)
175,491	Watts Water Technologies, Inc., Class A	$68,695,952
593,712	Xylem, Inc.	70,182,695
		450,301,754
	Multi-Utilities — 1.7%
5,510,124	Algonquin Power & Utilities Corp. (a)	32,289,327
	Professional Services — 3.3%
488,221	Jacobs Solutions, Inc.	61,515,846
	Software — 4.0%
219,945	Roper Technologies, Inc.	74,427,188
	Trading Companies & Distributors — 6.5%
1,065,195	Core & Main, Inc., Class A (b)	51,395,659
294,989	Ferguson Enterprises, Inc.	70,009,739
		121,405,398
	Water Utilities — 9.6%
322,527	American States Water Co.	26,650,406
565,473	American Water Works Co., Inc.	74,404,937
533,228	California Water Service Group	25,941,542
4,011,433	Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR (a)	23,186,083
446,884	H2O America (a)	27,157,141
		177,340,109
	Total Common Stocks	1,854,963,681
	(Cost $1,515,988,780)
MONEY MARKET FUNDS — 0.1%
899,805	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.51% (c)	899,805
	(Cost $899,805)

See Notes to Financial Statements

First Trust Water ETF (FIW)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 3.7%
$68,339,301	Bank of America Corp., 3.64% (c), dated 06/30/26, due 07/01/26, with a maturity value of $68,346,211. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.38%, due 11/30/29 to 11/15/42. The value of the collateral including accrued interest is $69,706,090. (d)	$68,339,301
	(Cost $68,339,301)

	Total Investments — 103.7%	1,924,202,787
	(Cost $1,585,227,886)
	Net Other Assets and Liabilities — (3.7)%	(68,075,942)
	Net Assets — 100.0%	$1,856,126,845

(a)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $66,294,431 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $68,339,301.

(b)	Non-income producing security.
(c)	Rate shown reflects yield as of June 30, 2026.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,854,963,681	$1,854,963,681	$—	$—
Money Market Funds	899,805	899,805	—	—
Repurchase Agreements	68,339,301	—	68,339,301	—
Total Investments	$1,924,202,787	$1,855,863,486	$68,339,301	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$66,294,431
Non-cash Collateral(2)	(66,294,431)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$68,339,301
Non-cash Collateral(4)	(68,339,301)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Natural Gas ETF (FCG)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Gas Utilities — 2.7%
208,404	National Fuel Gas Co.	$16,090,873
	Oil, Gas & Consumable Fuels — 97.2%
587,375	Antero Resources Corp. (a)	20,640,358
595,619	APA Corp.	19,399,311
3,005,930	Baytex Energy Corp.	12,023,720
369,223	BKV Corp. (a)	10,101,941
138,002	Chord Energy Corp.	15,773,629
498,625	CNX Resources Corp. (a)	16,918,346
682,625	Comstock Resources, Inc. (a)	10,184,765
245,635	ConocoPhillips	25,536,215
1,210,989	Crescent Energy Co., Class A	11,891,912
566,377	Devon Energy Corp.	23,402,698
135,257	Diamondback Energy, Inc.	23,775,475
577,281	Diversified Energy Co.	8,001,115
204,666	EOG Resources, Inc.	26,551,320
445,993	EQT Corp.	23,713,448
255,951	Expand Energy Corp.	23,340,172
180,164	Gran Tierra Energy, Inc. (a) (b)	1,126,025
432,074	Granite Ridge Resources, Inc.	1,905,446
74,730	Gulfport Energy Corp. (a)	12,681,681
756,869	Hess Midstream, L.P., Class A (c) (d)	28,458,274
51,652	Infinity Natural Resources, Inc., Class A (a)	655,980
3,999,735	Kosmos Energy Ltd. (a)	8,439,441
486,083	Magnolia Oil & Gas Corp., Class A	12,434,003
365,650	Matador Resources Co.	18,202,057
425,499	Murphy Oil Corp.	13,854,247
1,027,183	New Era Energy & Digital, Inc. (a) (b)	6,553,428
546,587	Northern Oil & Gas, Inc.	9,920,554
639,226	Obsidian Energy Ltd. (a)	5,196,907
469,688	Occidental Petroleum Corp.	22,812,746
399,689	Ovintiv, Inc.	21,043,626
1,201,162	Permian Resources Corp., Class A	22,113,392
17,010	PrimeEnergy Resources Corp. (a)	2,838,799
521,149	Range Resources Corp.	19,381,531
168,360	Riley Exploration Permian, Inc.	5,549,146
2,712,989	Ring Energy, Inc. (a)	2,930,028
286,282	SandRidge Energy, Inc.	3,922,063
615,395	SM Energy Co.	16,061,810
943,329	Vermilion Energy, Inc.	8,838,993
364,559	Vitesse Energy, Inc. (b)	5,749,095
2,092,251	W&T Offshore, Inc.	6,590,591
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
662,058	Western Midstream Partners, L.P. (d)	$28,971,658
801,592	Woodside Energy Group Ltd., ADR (b)	15,486,757
		572,972,703
	Total Common Stocks	589,063,576
	(Cost $626,497,120)
MONEY MARKET FUNDS — 0.1%
508,692	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.51% (e)	508,692
	(Cost $508,692)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.3%
$13,917,027	Mizuho Financial Group, Inc., 3.64% (e), dated 06/30/26, due 07/01/26, with a maturity value of $13,918,434. Collateralized by U.S. Treasury Securities, interest rates of 3.38% to 4.25%, due 03/15/27 to 08/31/31. The value of the collateral including accrued interest is $14,195,368. (f)	13,917,027
	(Cost $13,917,027)

	Total Investments — 102.3%	603,489,295
	(Cost $640,922,839)
	Net Other Assets and Liabilities — (2.3)%	(13,824,878)
	Net Assets — 100.0%	$589,664,417

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $13,578,991 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $13,917,027.

(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Security is a Master Limited Partnership.
(e)	Rate shown reflects yield as of June 30, 2026.
(f)	This security serves as collateral for securities on loan.

See Notes to Financial Statements

First Trust Natural Gas ETF (FCG)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$589,063,576	$589,063,576	$—	$—
Money Market Funds	508,692	508,692	—	—
Repurchase Agreements	13,917,027	—	13,917,027	—
Total Investments	$603,489,295	$589,572,268	$13,917,027	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$13,578,991
Non-cash Collateral(2)	(13,578,991)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$13,917,027
Non-cash Collateral(4)	(13,917,027)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Banks — 98.4%
8,484	1st Source Corp.	$692,125
3,600	ACNB Corp.	213,768
10,528	Amalgamated Financial Corp.	483,235
3,122	Ames National Corp.	92,442
5,826	Arrow Financial Corp.	238,808
3,862	Avidbank Holdings, Inc. (a)	127,562
11,839	BancFirst Corp.	1,315,668
14,676	Bancorp (The), Inc. (a)	919,305
3,935	Bank First Corp.	583,757
5,707	Bank of Marin Bancorp	158,084
38,480	Bank OZK	2,004,423
2,810	Bankwell Financial Group, Inc.	165,087
11,973	Banner Corp.	795,486
3,845	BayCom Corp.	126,501
9,829	Bridgewater Bancshares, Inc. (a)	206,802
7,103	Burke & Herbert Financial Services Corp.	510,422
11,519	Business First Bancshares, Inc.	353,979
11,338	California BanCorp	236,284
5,962	Camden National Corp.	323,260
5,741	Capital Bancorp, Inc.	201,624
6,028	Capital City Bank Group, Inc.	297,904
44,685	Capitol Federal Financial, Inc.	380,269
7,833	Carter Bankshares, Inc.	266,400
23,629	Cathay General Bancorp	1,464,762
84,516	Central BanCo, Inc.	2,567,596
1,699	Chemung Financial Corp.	126,711
5,279	ChoiceOne Financial Services, Inc.	179,486
6,315	Citizens & Northern Corp.	147,203
4,974	City Holding Co.	659,751
7,326	Civista Bancshares, Inc.	206,740
10,444	CNB Financial Corp.	352,067
5,375	Coastal Financial Corp. (a)	416,616
36,676	Columbia Financial, Inc. (a)	778,265
51,385	Commerce Bancshares, Inc.	2,967,484
4,830	Commercial Bancgroup, Inc.	155,961
6,403	Community Trust Bancorp, Inc.	463,321
9,565	Community West Bancshares	256,916
17,726	ConnectOne Bancorp, Inc.	592,757
62,199	CVB Financial Corp.	1,402,587
10,749	Eagle Bancorp, Inc.	305,164
1,908	Eagle Financial Services, Inc.	79,106
81,476	Eastern Bankshares, Inc.	1,812,026
12,896	Enterprise Financial Services Corp.	849,588
3,045	Esquire Financial Holdings, Inc.	362,690
4,853	Farmers & Merchants Bancorp, Inc.	148,405
20,873	Farmers National Banc Corp.	304,746
Shares	Description	Value

	Banks (Continued)
5,697	FB Bancorp, Inc. (a)	$85,797
6,939	Financial Institutions, Inc.	270,413
14,584	First Bancorp	932,355
3,975	First Bancorp (The), Inc.	138,409
8,846	First Bank	156,840
29,813	First Busey Corp.	879,483
2,948	First Business Financial Services, Inc.	186,225
6,650	First Community Bankshares, Inc.	295,393
3,313	First Community Corp.	108,269
36,987	First Financial Bancorp	1,251,270
50,506	First Financial Bankshares, Inc.	1,747,508
4,192	First Financial Corp.	324,628
42,880	First Hawaiian, Inc.	1,256,384
3,073	First Internet Bancorp	85,429
34,242	First Interstate BancSystem, Inc., Class A	1,320,372
22,215	First Merchants Corp.	970,573
9,382	First Mid Bancshares, Inc.	451,180
3,187	First National Corp.	95,674
3,429	First Western Financial, Inc. (a)	110,105
15,553	Firstsun Capital Bancorp (a)	603,145
7,535	Five Star Bancorp	366,879
1,584	Franklin Financial Services Corp.	99,158
2,614	FS Bancorp, Inc.	113,448
67,373	Fulton Financial Corp.	1,629,753
6,344	FVCBankcorp, Inc.	111,020
5,101	GBank Financial Holdings, Inc. (a)	154,611
13,241	German American Bancorp, Inc.	628,418
3,840	Great Southern Bancorp, Inc.	301,094
28,607	Hancock Whitney Corp.	2,137,515
10,492	Hanmi Financial Corp.	339,941
12,824	HBT Financial, Inc.	410,240
14,529	Heritage Financial Corp.	430,349
775	Hingham Institution for Savings (The) (b)	238,041
2,764	Home Bancorp, Inc.	189,389
45,062	Hope Bancorp, Inc.	616,448
18,093	Horizon Bancorp, Inc.	361,498
17,035	Independent Bank Corp.	1,426,170
7,256	Independent Bank Corp.	261,724
21,918	International Bancshares Corp.	1,664,672
4,862	Investar Holding Corp.	145,666
2,539	Isabella Bank Corp.	100,291
4,974	John Marshall Bancorp, Inc.	108,433
22,820	Kearny Financial Corp.	215,877
8,782	Lakeland Financial Corp.	542,025
77,649	Mechanics Bancorp, Class A	1,234,619
6,089	Mercantile Bank Corp.	349,630
See Notes to Financial Statements

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Banks (Continued)
4,191	Meridian Corp.	$83,946
10,102	Metrocity Bankshares, Inc.	362,561
8,934	Mid Penn Bancorp, Inc.	311,261
7,307	Midland States Bancorp, Inc.	227,540
4,529	MVB Financial Corp.	131,386
2,245	National Bankshares, Inc.	81,561
15,759	NB Bancorp, Inc.	332,988
18,333	NBT Bancorp, Inc.	905,100
3,016	Northeast Bank	399,710
4,870	Northeast Community Bancorp, Inc.	135,094
7,841	Northrim BanCorp, Inc.	217,509
51,575	Northwest Bancshares, Inc.	781,877
3,839	Norwood Financial Corp.	123,424
2,966	Oak Valley Bancorp	100,088
20,304	OceanFirst Financial Corp.	396,537
1,661	Ohio Valley Banc Corp.	72,137
18,129	Old Second Bancorp, Inc.	422,768
5,250	OP Bancorp	78,698
4,726	Orange County Bancorp, Inc.	173,822
6,926	Orrstown Financial Services, Inc.	282,789
4,135	Parke Bancorp, Inc.	137,117
7,441	Pathward Financial, Inc.	647,813
5,018	PCB Bancorp	142,361
6,246	Peapack-Gladstone Financial Corp.	295,623
1,925	Peoples Bancorp of North Carolina, Inc.	82,948
12,663	Peoples Bancorp, Inc.	486,386
3,529	Peoples Financial Services Corp.	234,220
2,456	Plumas Bancorp	143,529
8,526	Ponce Financial Group, Inc. (a)	170,008
4,174	Preferred Bank	443,529
8,732	Primis Financial Corp.	142,943
5,820	QCR Holdings, Inc.	566,577
5,970	RBB Bancorp	163,668
2,321	Red River Bancshares, Inc.	211,861
6,162	Republic Bancorp, Inc., Class A	557,230
12,682	S&T Bancorp, Inc.	622,433
34,279	Seacoast Banking Corp. of Florida	1,139,777
11,793	Shore Bancshares, Inc.	270,649
4,610	Sierra Bancorp	187,904
51,134	Simmons First National Corp., Class A	1,158,185
6,749	South Plains Financial, Inc.	290,781
3,333	Southern First Bancshares, Inc. (a)	203,646
3,883	Southern Missouri Bancorp, Inc.	295,923
10,404	Stock Yards Bancorp, Inc.	795,594
Shares	Description	Value

	Banks (Continued)
15,394	Texas Capital Bancshares, Inc.	$1,589,584
98,850	TFS Financial Corp.	1,751,622
2,759	Timberland Bancorp, Inc.	123,631
32,563	Towne Bank	1,180,083
11,248	TriCo Bancshares	605,705
6,160	TrustCo Bank Corp.	338,246
20,658	Trustmark Corp.	950,475
48,573	United Bankshares, Inc.	2,226,101
3,539	Unity Bancorp, Inc.	207,704
9,815	Univest Financial Corp.	429,406
6,438	USCB Financial Holdings, Inc.	131,721
11,339	VersaBank	263,178
26,045	WaFd, Inc.	999,347
6,720	Washington Trust Bancorp, Inc.	245,146
33,903	WesBanco, Inc.	1,323,234
6,002	West BanCorp, Inc.	159,233
8,279	Westamerica BanCorp	485,729
7,094	Western New England Bancorp, Inc.	101,444
23,775	Wintrust Financial Corp.	3,821,118
18,345	WSFS Financial Corp.	1,407,612
		86,091,324
	Financial Services — 1.5%
4,537	Cass Information Systems, Inc.	232,839
16,192	Merchants Bancorp	809,600
10,173	NewtekOne, Inc.	150,662
6,364	Waterstone Financial, Inc.	131,925
		1,325,026
	Total Common Stocks	87,416,350
	(Cost $78,626,872)
MONEY MARKET FUNDS — 0.1%
52,582	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (c)	52,582
	(Cost $52,582)

See Notes to Financial Statements

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.2%
$218,677	Daiwa Capital Markets America, Inc., 3.64% (c), dated 06/30/26, due 07/01/26, with a maturity value of $218,699. Collateralized by U.S. Treasury Securities, interest rates of 2.13% to 4.13%, due 06/30/27 to 01/15/35. The value of the collateral including accrued interest is $223,051. (d)	$218,677
	(Cost $218,677)

	Total Investments — 100.2%	87,687,609
	(Cost $78,898,131)
	Net Other Assets and Liabilities — (0.2)%	(188,788)
	Net Assets — 100.0%	$87,498,821

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $214,083 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $218,677.

(c)	Rate shown reflects yield as of June 30, 2026.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$87,416,350	$87,416,350	$—	$—
Money Market Funds	52,582	52,582	—	—
Repurchase Agreements	218,677	—	218,677	—
Total Investments	$87,687,609	$87,468,932	$218,677	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$214,083
Non-cash Collateral(2)	(214,083)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$218,677
Non-cash Collateral(4)	(218,677)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

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First Trust Exchange-Traded Fund
Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	First Trust Nasdaq-100 Select Equal Weight ETF (QQEW)	First Trust NASDAQ-100- Technology Sector Index Fund (QTEC)	First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
ASSETS:
Investments, at value	$1,813,455,546	$5,059,147,190	$151,358,095
Receivables:
Dividends	362,086	501,242	100,468
Reclaims	1,225	7,731	—
Investment securities sold	—	—	14,634,306
Capital shares sold	—	33,505,625	—
Securities lending income	—	8,361	—
Prepaid expenses	458	6,683	3,806
Total Assets	1,813,819,315	5,093,176,832	166,096,675

LIABILITIES:
Due to broker	—	—	—
Payables:
Investment advisory fees	809,342	1,237,285	65,616
Collateral for securities on loan	29	32,034,946	—
Audit and tax fees	—	14,937	14,937
Capital shares redeemed	—	—	14,640,426
Investment securities purchased	—	33,498,857	—
Licensing fees	—	830,645	44,264
Shareholder reporting fees	—	41,090	19,861
Trustees’ fees	—	233	—
Other liabilities	—	244,528	26,969
Total Liabilities	809,371	67,902,521	14,812,073
NET ASSETS	$1,813,009,944	$5,025,274,311	$151,284,602

NET ASSETS consist of:
Paid-in capital	$1,703,850,161	$3,800,148,019	$188,640,767
Par value	113,500	150,000	15,500
Accumulated distributable earnings (loss)	109,046,283	1,224,976,292	(37,371,665)
NET ASSETS	$1,813,009,944	$5,025,274,311	$151,284,602
NET ASSET VALUE, per share	$159.74	$335.02	$97.60
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	11,350,002	15,000,002	1,550,002
Investments, at cost	$1,633,471,699	$4,080,405,736	$157,169,394
Securities on loan, at value	$—	$33,140,400	$—
See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)	First Trust S&P REIT Index Fund (FRI)	First Trust Water ETF (FIW)	First Trust Natural Gas ETF (FCG)	First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

$859,163,192	$179,637,623	$1,924,202,787	$603,489,295	$87,687,609

180,418	702,843	1,177,217	571,336	109,424
174,841	—	74,070	521	—
—	221,217	—	—	—
6,129,486	—	—	—	—
49,432	—	21,947	22,063	103
3,051	3,462	6,354	4,067	2,521
865,700,420	180,565,145	1,925,482,375	604,087,282	87,799,657

—	529	—	—	—

281,130	43,968	589,264	224,337	22,685
16,246,590	—	68,339,301	13,917,027	218,677
14,616	18,025	15,000	16,134	14,937
—	—	—	—	—
6,109,586	—	—	—	—
188,399	8,996	224,117	184,248	17,569
35,351	11,081	44,822	16,838	6,176
—	—	60	—	—
63,780	18,490	142,966	64,281	20,792
22,939,452	101,089	69,355,530	14,422,865	300,836
$842,760,968	$180,464,056	$1,856,126,845	$589,664,417	$87,498,821

$1,641,790,000	$183,549,280	$1,632,241,031	$1,169,374,026	$104,297,727
137,500	57,000	169,500	221,484	13,000
(799,166,532)	(3,142,224)	223,716,314	(579,931,093)	(16,811,906)
$842,760,968	$180,464,056	$1,856,126,845	$589,664,417	$87,498,821
$61.29	$31.66	$109.51	$26.62	$67.31
13,750,002	5,700,002	16,950,002	22,148,365	1,300,002
$870,941,768	$182,000,315	$1,585,227,886	$640,922,839	$78,898,131
$16,060,387	$—	$66,294,431	$13,578,991	$214,083
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Operations
For the Six Months Ended June 30, 2026 (Unaudited)

	First Trust Nasdaq-100 Select Equal Weight ETF (QQEW)	First Trust NASDAQ-100- Technology Sector Index Fund (QTEC)	First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
INVESTMENT INCOME:
Dividends	$4,502,503	$8,820,243	$1,328,452
Securities lending income (net of fees)	283	44,313	391
Foreign withholding tax	(27,886)	(239,159)	(4,882)
Total investment income	4,474,900	8,625,397	1,323,961

EXPENSES:
Investment advisory fees	4,730,130 (a)	6,146,455	373,013
Accounting and administration fees	—	589,171	45,329
Audit and tax fees	—	15,671	15,671
Custodian fees	—	34,630	2,381
Legal fees	—	27,812	(1,491)
Licensing fees	—	1,548,125	92,557
Listing fees	—	6,223	6,222
Shareholder reporting fees	—	50,970	19,451
Transfer agent fees	—	51,003	4,662
Trustees’ fees and expenses	—	5,893	4,920
Other expenses	35	18,553	5,504
Total expenses	4,730,165	8,494,506	568,219
Less fees waived by the investment advisor	—	—	(8,678)
Net expenses	4,730,165	8,494,506	559,541
NET INVESTMENT INCOME (LOSS)	(255,265)	130,891	764,420

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(112,339,431)	(115,144,391)	(7,926,346)
In-kind redemptions	358,753,902	865,044,059	6,153,903
Foreign currency transactions	—	—	106
Net realized gain (loss)	246,414,471	749,899,668	(1,772,337)
Net change in unrealized appreciation (depreciation) on:
Investments	(49,659,987)	540,081,959	(1,116,231)
Foreign currency translation	—	—	—
Net change in unrealized appreciation (depreciation)	(49,659,987)	540,081,959	(1,116,231)
NET REALIZED AND UNREALIZED GAIN (LOSS)	196,754,484	1,289,981,627	(2,888,568)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$196,499,219	$1,290,112,518	$(2,124,148)

(a)	Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).
See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)	First Trust S&P REIT Index Fund (FRI)	First Trust Water ETF (FIW)	First Trust Natural Gas ETF (FCG)	First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

$1,609,772	$3,314,318	$11,741,047	$9,069,846	$1,165,456
543,388	—	104,582	133,276	1,260
(124,002)	—	(147,224)	(44,020)	(108)
2,029,158	3,314,318	11,698,405	9,159,102	1,166,608

1,324,158	245,527	3,686,799	1,308,279	154,535
152,520	40,908	386,220	150,623	21,530
15,808	19,309	15,671	16,994	15,671
8,418	3,361	23,585	11,960	6,201
7,011	1,615	18,396	7,315	752
331,902	65,485	462,143	328,236	34,849
6,223	5,356	6,650	6,650	6,223
40,864	16,968	55,514	24,210	11,519
16,559	4,092	35,440	16,354	1,932
5,045	4,898	5,531	5,001	4,874
2,793	950	10,551	1,817	987
1,911,301	408,469	4,706,500	1,877,439	259,073
—	—	—	—	(27,268)
1,911,301	408,469	4,706,500	1,877,439	231,805
117,857	2,905,849	6,991,905	7,281,663	934,803

(65,351,099)	(298,225)	(9,967,164)	(16,423,532)	(522,410)
19,801,124	2,149,147	26,060,667	66,673,262	462,712
—	—	83	(2,229)	7
(45,549,975)	1,850,922	16,093,586	50,247,501	(59,691)

241,909,943	20,827,534	(3,672,062)	(930,533)	13,837,472
—	—	(141)	(960)	—
241,909,943	20,827,534	(3,672,203)	(931,493)	13,837,472
196,359,968	22,678,456	12,421,383	49,316,008	13,777,781
$196,477,825	$25,584,305	$19,413,288	$56,597,671	$14,712,584
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Changes in Net Assets

	First Trust Nasdaq-100 Select Equal Weight ETF (QQEW)		First Trust NASDAQ-100- Technology Sector Index Fund (QTEC)
	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025
OPERATIONS:
Net investment income (loss)	$(255,265)	$7,716,912	$130,891	$(448,406)
Net realized gain (loss)	246,414,471	288,755,009	749,899,668	342,361,916
Net change in unrealized appreciation (depreciation)	(49,659,987)	(46,320,469)	540,081,959	80,859,523
Net increase (decrease) in net assets resulting from operations	196,499,219	250,151,452	1,290,112,518	422,773,033

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(252,960)	(7,988,171)	(389,570)	(161,850)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	558,181,707	873,588,712	2,572,637,287	775,099,572
Cost of shares redeemed	(823,871,572)	(1,092,903,783)	(1,725,729,306)	(2,115,985,515)
Net increase (decrease) in net assets resulting from shareholder transactions	(265,689,865)	(219,315,071)	846,907,981	(1,340,885,943)
Total increase (decrease) in net assets	(69,443,606)	22,848,210	2,136,630,929	(918,274,760)

NET ASSETS:
Beginning of period	1,882,453,550	1,859,605,340	2,888,643,382	3,806,918,142
End of period	$1,813,009,944	$1,882,453,550	$5,025,274,311	$2,888,643,382

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	13,250,002	14,900,002	12,550,002	20,250,002
Shares sold	3,850,000	6,250,000	8,900,000	4,150,000
Shares redeemed	(5,750,000)	(7,900,000)	(6,450,000)	(11,850,000)
Shares outstanding, end of period	11,350,002	13,250,002	15,000,002	12,550,002
See Notes to Financial Statements

First Trust NASDAQ-100 Ex- Technology Sector Index Fund (QQXT)		First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)		First Trust S&P REIT Index Fund (FRI)		First Trust Water ETF (FIW)
Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025

$764,420	$5,224,300	$117,857	$1,360,298	$2,905,849	$4,396,607	$6,991,905	$12,481,637
(1,772,337)	102,948,960	(45,549,975)	(130,672,607)	1,850,922	(491,840)	16,093,586	52,922,001
(1,116,231)	(20,542,951)	241,909,943	246,744,730	20,827,534	505,249	(3,672,203)	57,530,650
(2,124,148)	87,630,309	196,477,825	117,432,421	25,584,305	4,410,016	19,413,288	122,934,288

(709,376)	(5,284,997)	(80,240)	(1,403,535)	(1,529,070)	(4,500,607)	(6,502,731)	(12,900,872)

5,031,765	1,236,012,899	158,362,334	88,617,032	22,273,813	20,587,851	28,149,600	215,565,524
(64,519,437)	(1,216,580,256)	(46,928,750)	(218,155,332)	(14,743,070)	(48,140,420)	(80,708,335)	(205,626,983)
(59,487,672)	19,432,643	111,433,584	(129,538,300)	7,530,743	(27,552,569)	(52,558,735)	9,938,541
(62,321,196)	101,777,955	307,831,169	(13,509,414)	31,585,978	(27,643,160)	(39,648,178)	119,971,957

213,605,798	111,827,843	534,929,799	548,439,213	148,878,078	176,521,238	1,895,775,023	1,775,803,066
$151,284,602	$213,605,798	$842,760,968	$534,929,799	$180,464,056	$148,878,078	$1,856,126,845	$1,895,775,023

2,150,002	1,200,002	12,000,002	16,150,002	5,450,002	6,450,002	17,450,002	17,400,002
50,000	13,500,000	2,650,000	2,100,000	750,000	750,000	250,000	1,950,000
(650,000)	(12,550,000)	(900,000)	(6,250,000)	(500,000)	(1,750,000)	(750,000)	(1,900,000)
1,550,002	2,150,002	13,750,002	12,000,002	5,700,002	5,450,002	16,950,002	17,450,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Changes in Net Assets (Continued)

	First Trust Natural Gas ETF (FCG)		First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025
OPERATIONS:
Net investment income (loss)	$7,281,663	$8,647,734	$934,803	$2,488,150
Net realized gain (loss)	50,247,501	(18,846,391)	(59,691)	4,975,158
Net change in unrealized appreciation (depreciation)	(931,493)	(10,239,856)	13,837,472	(3,876,041)
Net increase (decrease) in net assets resulting from operations	56,597,671	(20,438,513)	14,712,584	3,587,267

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(7,317,192)	(10,741,635)	(881,986)	(2,555,438)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	363,824,517	223,390,260	3,187,027	75,742,376
Cost of shares redeemed	(269,379,412)	(148,644,134)	(8,757,699)	(119,782,478)
Net increase (decrease) in net assets resulting from shareholder transactions	94,445,105	74,746,126	(5,570,672)	(44,040,102)
Total increase (decrease) in net assets	143,725,584	43,565,978	8,259,926	(43,008,273)

NET ASSETS:
Beginning of period	445,938,833	402,372,855	79,238,895	122,247,168
End of period	$589,664,417	$445,938,833	$87,498,821	$79,238,895

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	19,048,365	16,348,365	1,400,002	2,200,002
Shares sold	12,350,000	9,200,000	50,000	1,400,000
Shares redeemed	(9,250,000)	(6,500,000)	(150,000)	(2,200,000)
Shares outstanding, end of period	22,148,365	19,048,365	1,300,002	1,400,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights
For a share outstanding throughout each period
First Trust Nasdaq-100 Select Equal Weight ETF (QQEW)

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$142.07	$124.81	$117.52	$88.69	$118.42	$100.88
Income from investment operations:
Net investment income (loss)	(0.02) (a)	0.55 (a)	0.69 (a)	0.85 (a)	0.60	0.28
Net realized and unrealized gain (loss)	17.71	17.29	7.31	28.80	(29.74)	17.54
Total from investment operations	17.69	17.84	8.00	29.65	(29.14)	17.82
Distributions paid to shareholders from:
Net investment income	(0.02)	(0.58)	(0.71)	(0.82)	(0.59)	(0.28)
Net asset value, end of period	$159.74	$142.07	$124.81	$117.52	$88.69	$118.42
Total return (b)	12.46%	14.33%	6.81%	33.51%	(24.62)%	17.67%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,813,010	$1,882,454	$1,859,605	$2,262,276	$1,086,493	$1,391,414
Ratio of total expenses to average net assets	0.55% (c)	0.57% (d)	0.55%	0.57%	0.58%	0.57%
Ratio of net investment income (loss) to average net assets	(0.03)% (c)	0.41% (d)	0.56%	0.82%	0.61%	0.25%
Portfolio turnover rate (e)	37%	58%	26%	34%	33%	23%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Prior to December 22, 2025, the Fund had a non-unitary fee structure. Effective December 22, 2025, the Fund began charging an annual unitary management fee of 0.55%. See Note 3 in the Notes to Financial Statements.

(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$230.17	$188.00	$175.54	$105.36	$175.32	$138.14
Income from investment operations:
Net investment income (loss)	0.01 (a)	(0.03) (a)	0.00 (a) (b)	0.20 (a)	0.18	0.02
Net realized and unrealized gain (loss)	104.87	42.21	12.50	70.22	(69.98)	37.19
Total from investment operations	104.88	42.18	12.50	70.42	(69.80)	37.21
Distributions paid to shareholders from:
Net investment income	(0.03)	(0.01)	(0.04)	(0.24)	(0.16)	(0.03)
Net asset value, end of period	$335.02	$230.17	$188.00	$175.54	$105.36	$175.32
Total return (c)	45.57%	22.44%	7.12%	66.89%	(39.81)%	26.94%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5,025,274	$2,888,643	$3,806,918	$3,493,241	$1,359,137	$4,049,807
Ratio of total expenses to average net assets	0.55% (d)	0.56%	0.54%	0.57%	0.57%	0.56%
Ratio of net investment income (loss) to average net assets	0.01% (d)	(0.01)%	0.00% (e)	0.14%	0.12%	0.01%
Portfolio turnover rate (f)	25%	38%	28%	36%	28%	25%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.01.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Amount is less than 0.01%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$99.35	$93.19	$88.19	$76.39	$88.47	$79.43
Income from investment operations:
Net investment income (loss)	0.40 (a)	0.72 (a)	0.86 (a)	0.96 (a)	0.66	0.35
Net realized and unrealized gain (loss)	(1.76)	6.64	5.05	11.81	(12.04)	9.00
Total from investment operations	(1.36)	7.36	5.91	12.77	(11.38)	9.35
Distributions paid to shareholders from:
Net investment income	(0.39)	(1.20)	(0.91)	(0.97)	(0.70)	(0.31)
Net asset value, end of period	$97.60	$99.35	$93.19	$88.19	$76.39	$88.47
Total return (b)	(1.37)%	7.91%	6.73%	16.77%	(12.85)%	11.80%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$151,285	$213,606	$111,828	$176,390	$133,682	$137,135
Ratio of total expenses to average net assets	0.61% (c)	0.58%	0.61%	0.62%	0.63%	0.62%
Ratio of net expenses to average net assets	0.60% (c)	0.58%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.82% (c)	0.74%	0.95%	1.16%	0.86%	0.40%
Portfolio turnover rate (d)	16%	16%	27%	32%	35%	25%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$44.58	$33.96	$42.19	$47.18	$67.96	$70.17
Income from investment operations:
Net investment income (loss)	0.01 (a)	0.10 (a)	0.12 (a)	0.22 (a)	0.07	(0.13)
Net realized and unrealized gain (loss)	16.71	10.63	(8.05)	(4.89)	(20.70)	(2.07)
Total from investment operations	16.72	10.73	(7.93)	(4.67)	(20.63)	(2.20)
Distributions paid to shareholders from:
Net investment income	(0.01)	(0.11)	(0.30)	(0.32)	(0.15)	(0.01)
Net asset value, end of period	$61.29	$44.58	$33.96	$42.19	$47.18	$67.96
Total return (b)	37.50%	31.66%	(18.82)%	(9.98)%	(30.37)%	(3.14)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$842,761	$534,930	$548,439	$1,139,052	$1,573,504	$2,823,661
Ratio of total expenses to average net assets	0.58% (c)	0.59%	0.56%	0.59%	0.58%	0.58%
Ratio of net investment income (loss) to average net assets	0.04% (c)	0.29%	0.33%	0.48%	0.10%	(0.24)%
Portfolio turnover rate (d)	20%	23%	29%	17%	36%	28%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust S&P REIT Index Fund (FRI)

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$27.32	$27.37	$26.22	$23.98	$32.59	$23.23
Income from investment operations:
Net investment income (loss)	0.52 (a)	0.79 (a)	0.78 (a)	0.83 (a)	0.53	0.50
Net realized and unrealized gain (loss)	4.09	(0.02) (b)	1.28	2.26	(8.54)	9.33
Total from investment operations	4.61	0.77	2.06	3.09	(8.01)	9.83
Distributions paid to shareholders from:
Net investment income	(0.27)	(0.82)	(0.91)	(0.85)	(0.60)	(0.47)
Net asset value, end of period	$31.66	$27.32	$27.37	$26.22	$23.98	$32.59
Total return (c)	16.92%	2.82%	7.96%	13.10%	(24.63)%	42.52%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$180,464	$148,878	$176,521	$123,213	$133,098	$236,309
Ratio of total expenses to average net assets	0.50% (d)	0.51% (e)	0.49%	0.53%	0.50%	0.51%
Ratio of net expenses to average net assets	0.50% (d)	0.51% (e)	0.49%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	3.55% (d)	2.86%	2.86%	3.40%	1.84%	2.04%
Portfolio turnover rate (f)	5%	6%	7%	6%	8%	6%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.50%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Water ETF (FIW)

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$108.64	$102.06	$94.83	$79.35	$94.74	$72.13
Income from investment operations:
Net investment income (loss)	0.41 (a)	0.72 (a)	0.72 (a)	0.63 (a)	0.53	0.36
Net realized and unrealized gain (loss)	0.84	6.61	7.22	15.50	(15.39)	22.60
Total from investment operations	1.25	7.33	7.94	16.13	(14.86)	22.96
Distributions paid to shareholders from:
Net investment income	(0.38)	(0.75)	(0.71)	(0.65)	(0.53)	(0.35)
Net asset value, end of period	$109.51	$108.64	$102.06	$94.83	$79.35	$94.74
Total return (b)	1.16%	7.19%	8.37%	20.39%	(15.65)%	31.89%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,856,127	$1,895,775	$1,775,803	$1,517,255	$1,249,781	$1,605,791
Ratio of total expenses to average net assets	0.51% (c)	0.52%	0.51%	0.53%	0.53%	0.53%
Ratio of net investment income (loss) to average net assets	0.76% (c)	0.67%	0.70%	0.74%	0.66%	0.47%
Portfolio turnover rate (d)	10%	14%	15%	17%	13%	15%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Natural Gas ETF (FCG)

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$23.41	$24.61	$24.31	$24.50	$17.17	$8.80
Income from investment operations:
Net investment income (loss)	0.31 (a)	0.55 (a)	0.51 (a)	0.61 (a)	0.69	0.20
Net realized and unrealized gain (loss)	3.20	(1.08)	0.47	(0.01)	7.38	8.47
Total from investment operations	3.51	(0.53)	0.98	0.60	8.07	8.67
Distributions paid to shareholders from:
Net investment income	(0.30)	(0.67)	(0.68)	(0.79)	(0.74)	(0.30)
Net asset value, end of period	$26.62	$23.41	$24.61	$24.31	$24.50	$17.17
Total return (b)	14.89%	(2.16)%	3.98%	2.55%	47.27%	98.69%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$589,664	$445,939	$402,373	$476,361	$888,144	$423,225
Ratio of total expenses to average net assets	0.57% (c)	0.59%	0.57%	0.60%	0.60%	0.62% (d)
Ratio of net expenses to average net assets	0.57% (c)	0.59%	0.57%	0.60%	0.60%	0.61% (d)
Ratio of net investment income (loss) to average net assets	2.23% (c)	2.33%	2.02%	2.51%	2.82%	1.41%
Portfolio turnover rate (e)	17%	31%	38%	27%	39%	42%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)	For the year ended December 31, 2021, ratio reflects excise tax of 0.01%, which is not included in the expense cap.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$56.60	$55.57	$49.83	$52.72	$58.97	$44.75
Income from investment operations:
Net investment income (loss)	0.73 (a)	1.28 (a)	1.28 (a)	1.19 (a)	1.10	1.01
Net realized and unrealized gain (loss)	10.67	1.18	5.78	(2.73)	(6.24)	14.20
Total from investment operations	11.40	2.46	7.06	(1.54)	(5.14)	15.21
Distributions paid to shareholders from:
Net investment income	(0.69)	(1.43)	(1.32)	(1.35)	(1.11)	(0.99)
Net asset value, end of period	$67.31	$56.60	$55.57	$49.83	$52.72	$58.97
Total return (b)	20.24%	4.52%	14.51%	(2.44)%	(8.70)%	34.08%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$87,499	$79,239	$122,247	$92,192	$187,140	$117,947
Ratio of total expenses to average net assets	0.67% (c)	0.64% (d)	0.62%	0.67%	0.62%	0.63%
Ratio of net expenses to average net assets	0.60% (c)	0.61% (d)	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	2.42% (c)	2.32%	2.53%	2.61%	2.11%	1.82%
Portfolio turnover rate (e)	9%	20%	20%	24%	18%	23%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.63% and 0.60%, respectively.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the eight funds (each a “Fund” and collectively, the “Funds”) listed below:

First Trust Nasdaq-100 Select Equal Weight ETF – (Nasdaq, Inc. (“Nasdaq”) ticker “QQEW”)
First Trust NASDAQ-100-Technology Sector Index Fund – (Nasdaq ticker “QTEC”)
First Trust NASDAQ-100 Ex-Technology Sector Index Fund – (Nasdaq ticker “QQXT”)
First Trust NASDAQ® Clean Edge® Green Energy Index Fund – (Nasdaq ticker “QCLN”)
First Trust S&P REIT Index Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FRI”)
First Trust Water ETF – (NYSE Arca ticker “FIW”)
First Trust Natural Gas ETF – (NYSE Arca ticker “FCG”)
First Trust NASDAQ® ABA Community Bank Index Fund – (Nasdaq ticker “QABA”)
QCLN operates as a non-diversified series of the Trust. Each of QQEW, QTEC, QQXT, FRI, FIW, FCG and QABA operates as a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust Nasdaq-100 Select Equal Weight ETF	Nasdaq-100 Select Equal WeightTM Index
First Trust NASDAQ-100-Technology Sector Index Fund	Nasdaq-100 Technology SectorTM Index
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	Nasdaq-100 Ex-Tech SectorTM Index
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	Nasdaq® Clean Edge® Green EnergyTM Index
First Trust S&P REIT Index Fund	S&P United States REIT Index
First Trust Water ETF	ISE Clean Edge WaterTM Index
First Trust Natural Gas ETF	Nasdaq FactSet Natural GasTM Index (formerly known as ISE- Revere Natural GasTM Index)
First Trust NASDAQ® ABA Community Bank Index Fund	Nasdaq OMX® ABA Community BankTM Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
a review of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of June 30, 2026, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in master limited partnerships (“MLPs”) generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Bank of New York Mellon (“BNY”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2026, QTEC, QCLN, FIW, FCG, and QABA had securities in the securities lending program. During the six months ended June 30, 2026, QQEW, QTEC, QQXT, QCLN, FIW, FCG, and QABA participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BNY will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BNY to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BNY will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BNY.
E. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BNY on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended June 30, 2026, were received as collateral for lending securities.
F. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Nasdaq-100 Select Equal Weight ETF	$7,988,171	$—	$—
First Trust NASDAQ-100-Technology Sector Index Fund	161,850	—	—
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	5,284,997	—	—
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	1,403,535	—	—
First Trust S&P REIT Index Fund	4,500,607	—	—
First Trust Water ETF	12,900,872	—	—
First Trust Natural Gas ETF	10,741,635	—	—
First Trust NASDAQ® ABA Community Bank Index Fund	2,555,438	—	—
As of December 31, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Nasdaq-100 Select Equal Weight ETF	$—	$(306,392,721)	$219,192,745
First Trust NASDAQ-100-Technology Sector Index Fund	—	(467,548,384)	402,801,728
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	—	(28,495,256)	(6,042,885)
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	—	(713,294,912)	(282,269,205)
First Trust S&P REIT Index Fund	—	(1,126,263)	(26,071,196)
First Trust Water ETF	—	(98,382,261)	309,188,018
First Trust Natural Gas ETF	—	(561,608,208)	(67,603,364)
First Trust NASDAQ® ABA Community Bank Index Fund	—	(23,607,985)	(7,034,519)
G. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of June 30, 2026, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2025, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
Non-Expiring Capital Loss Carryforwards
First Trust Nasdaq-100 Select Equal Weight ETF	$306,392,721
First Trust NASDAQ-100-Technology Sector Index Fund	467,548,384
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	28,495,256
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	713,294,912
First Trust S&P REIT Index Fund	1,126,263
First Trust Water ETF	98,382,261
First Trust Natural Gas ETF	561,608,208
First Trust NASDAQ® ABA Community Bank Index Fund	23,607,985
During the taxable year ended December 31, 2025, the following Fund utilized capital loss carryforwards in the following amount:

Capital Loss Utilized
First Trust NASDAQ-100-Technology Sector Index Fund	$18,242,224
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2025, the Funds had no net late year ordinary or capital losses.
As of June 30, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Nasdaq-100 Select Equal Weight ETF	$1,633,471,699	$307,094,267	$(127,110,420)	$179,983,847
First Trust NASDAQ-100-Technology Sector Index Fund	4,080,405,736	1,310,908,100	(332,166,646)	978,741,454
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	157,169,394	12,952,802	(18,764,101)	(5,811,299)
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	870,941,768	255,702,582	(267,481,158)	(11,778,576)
First Trust S&P REIT Index Fund	182,000,315	20,087,984	(22,450,676)	(2,362,692)
First Trust Water ETF	1,585,227,886	375,783,958	(36,809,057)	338,974,901
First Trust Natural Gas ETF	640,922,839	11,706,943	(49,140,487)	(37,433,544)
First Trust NASDAQ® ABA Community Bank Index Fund	78,898,131	10,452,269	(1,662,791)	8,789,478
H. Expenses
Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for First Trust Nasdaq-100 Select Equal Weight ETF (the “Unitary Fee Fund”), for which expenses other than excluded expenses (discussed in Note 3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.
First Trust has entered into licensing agreements with each of the following “Licensors” for the respective Funds:

Fund	Licensor
First Trust Nasdaq-100 Select Equal Weight ETF	Nasdaq, Inc.
First Trust NASDAQ-100-Technology Sector Index Fund	Nasdaq, Inc.
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	Nasdaq, Inc.
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	Nasdaq, Inc. and Clean Edge®
First Trust S&P REIT Index Fund	S&P Dow Jones Indices LLC
First Trust Water ETF	Nasdaq, Inc.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
Fund	Licensor
First Trust Natural Gas ETF	Nasdaq, Inc.
First Trust NASDAQ® ABA Community Bank Index Fund	Nasdaq, Inc. and American Bankers Association
The respective license agreements allow for the use by First Trust of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreement. The Advisor or the Fund, as applicable, is required to pay a licensing fee for such Fund, which is shown on the Statements of Operations.
I. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
The management fee payable by each Fund (the “Expense Cap Funds”), except QQEW, to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints	QTEC	QQXT	QCLN	FRI	FIW	FCG	QABA
Fund net assets up to and including $2.5 billion	0.40%	0.40%	0.40%	0.3000%	0.40%	0.40%	0.40%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.39%	0.39%	0.39%	0.2925%	0.39%	0.39%	0.39%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.38%	0.38%	0.38%	0.2850%	0.38%	0.38%	0.38%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.37%	0.37%	0.37%	0.2775%	0.37%	0.37%	0.37%
Fund net assets greater than $10 billion up to and including $15 billion	0.36%	0.36%	0.36%	0.2700%	0.36%	0.36%	0.36%
Fund net assets greater than $15 billion	0.34%	0.34%	0.34%	0.2550%	0.34%	0.34%	0.34%
First Trust is paid an annual unitary management fee based on a percentage of QQEW’s average daily net assets and is responsible for the expenses of the Fund including the cost of transfer agency, custody, fund administration, legal, audit, license and other services, and excluding fee payments under the Investment Management Agreement, distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.55000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.53625%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.52250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.50875%
Fund net assets greater than $10 billion up to and including $15 billion	0.49500%
Fund net assets greater than $15 billion	0.46750%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
For the Expense Cap Funds, the Trust and the Advisor have entered into an Expense Reimbursement and Fee Waiver Agreement in which First Trust has agreed to waive fees and/or reimburse expenses to the extent that the operating expenses of each Fund (excluding taxes, interest, all brokerage commissions, other normal charges incident to the purchase and sale of portfolio securities, and extraordinary expenses) exceed the following amount as a percentage of each Fund’s average daily net assets per year (the “Expense Cap”). The Expense Cap will be in effect until at least April 30, 2028.

Expense Cap
First Trust NASDAQ-100-Technology Sector Index Fund	0.60%
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	0.60%
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	0.60%
First Trust S&P REIT Index Fund	0.50%
First Trust Water ETF	0.60%
First Trust Natural Gas ETF	0.60%
First Trust NASDAQ® ABA Community Bank Index Fund	0.60%
The Trust has multiple service agreements with BNY. Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended June 30, 2026, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Nasdaq-100 Select Equal Weight ETF	$642,615,402	$642,141,863
First Trust NASDAQ-100-Technology Sector Index Fund	813,987,217	809,913,046
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	29,956,283	29,688,053
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	136,313,727	137,251,576
First Trust S&P REIT Index Fund	8,416,616	8,835,026
First Trust Water ETF	177,495,178	176,982,692
First Trust Natural Gas ETF	107,859,302	107,217,259
First Trust NASDAQ® ABA Community Bank Index Fund	7,220,634	7,093,485
For the six months ended June 30, 2026, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Nasdaq-100 Select Equal Weight ETF	$557,659,573	$823,872,858
First Trust NASDAQ-100-Technology Sector Index Fund	2,572,214,318	1,729,574,823
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	5,031,784	64,475,395
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	158,302,893	46,882,474
First Trust S&P REIT Index Fund	21,425,505	14,190,723
First Trust Water ETF	28,119,323	80,606,859

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
	Purchases	Sales
First Trust Natural Gas ETF	$362,865,674	$267,903,927
First Trust NASDAQ® ABA Community Bank Index Fund	3,179,298	8,743,877
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2027.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended June 30, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended June 30, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
For the Expense Cap Funds (as defined in the Notes to Financial Statements), the applicable aggregate remuneration paid by each Fund during the period covered by the report is included in the Statements of Operations. For the Unitary Fee Fund (as defined in the Notes to Financial Statements), Independent Trustees of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of each of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)
First Trust NASDAQ-100 Select Equal Weight Index Fund (QQEW) (formerly, First Trust NASDAQ-100 Equal Weighted Index Fund)
First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
First Trust Natural Gas ETF (FCG)
First Trust S&P REIT Index Fund (FRI)
First Trust Water ETF (FIW)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2027 at a meeting held on June 7–8, 2026. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 13, 2026 and June 7–8, 2026, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee rate schedules payable by each of QABA, QCLN, QQXT, QTEC, FCG, FRI and FIW (each a “Advisory Fee Fund” and collectively, the “Advisory Fee Funds”) and the unitary fee rate schedule payable by QQEW as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 13, 2026, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 7–8, 2026 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Advisory Fee Funds’ advisory fees and QQEW’s unitary fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 13, 2026 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
With respect to the Advisory Fee Funds, the Board considered the advisory fee rate schedule payable by each Advisory Fee Fund under the Agreement for the services provided. The Board considered that the Advisor agreed to extend the current expense cap for each Advisory Fee Fund through April 30, 2028. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Advisory Fee Funds’ Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Advisory Fee Fund’s Expense Group included peer funds that pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Advisory Fee Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Advisory Fee Funds and other non-ETF clients that limited their comparability. In considering the advisory fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Advisory Fee Fund and the other funds in the First Trust Fund Complex.
With respect to QQEW, the Board considered the unitary fee rate schedule payable by the Fund under the Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for QQEW’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in QQEW’s Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because QQEW pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for QQEW was above the median total (net) expense ratio of the peer funds in its Expense Group. With respect to the Expense Group for QQEW, the Board discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between QQEW and other non-ETF clients that limited their comparability. With respect to QQEW, the Board noted that during 2025, shareholders of the Fund approved the adoption of a unitary fee structure for the Fund, and that QQEW began paying a unitary fee on December 22, 2025. In considering the unitary fee

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
rate schedule for QQEW overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to QQEW and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board also received and reviewed information for periods ended December 31, 2025 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. With respect to QQEW, the Board noted that during 2025, shareholders of the Fund approved changes to the Fund’s investment objective, and effective December 22, 2025, QQEW changed its name and began tracking the NASDAQ-100 Select Equal Weight™ Index, and that performance information included a blend of the old and new indexes. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a benchmark index. However, given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the fees and expenses of the Advisory Fee Funds, the unitary fee of QQEW and the performance of each Fund and the ongoing oversight by the Board, the Board concluded that the advisory fee for each Advisory Fee Fund and the unitary fee for QQEW continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the advisory fee rate schedule for the Advisory Fee Funds and the unitary fee rate schedule for QQEW include breakpoints pursuant to which the fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure, including technology, and add new staff. For QQEW, the Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of QQEW would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of QQEW. The Board concluded that the advisory fee rate schedule for each Advisory Fee Fund and the unitary fee rate schedule for QQEW reflect an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2025 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP the exposure of their products to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Disclaimers
Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, Clean Edge®, OMX®, Nasdaq OMX®, Nasdaq-100 Select Equal WeightTM Index,
Nasdaq-100 Technology SectorTM Index, Nasdaq-100 Ex-Tech SectorTM Index, Nasdaq® Clean Edge® Green EnergyTM Index, ISE Clean Edge WaterTM Index, Nasdaq FactSet Natural GasTM Index, American Bankers Association®, ABA® and Nasdaq OMX® ABA Community BankTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc., Clean Edge, Inc., and American Bankers Association, respectively, (together with their affiliates hereinafter referred to as the “Corporations”), and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
S&P United States REIT Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P on their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for the errors, omissions or interruptions of the Index.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended June 30, 2026

First Trust Exchange-Traded Fund
Book 3

First Trust Dividend StrengthTM ETF (FTDS)
First Trust Dow 30 Equal Weight ETF (EDOW)
First Trust Lunt U.S. Factor Rotation ETF (FCTR)
First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)

First Trust Exchange-Traded Fund
Semi-Annual Financial Statements and Other Information
June 30, 2026
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Dividend StrengthTM ETF (FTDS)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 2.1%
2,180	General Dynamics Corp.	$772,243
	Banks — 19.6%
14,340	Commerce Bancshares, Inc.	828,135
5,116	Cullen/Frost Bankers, Inc.	790,524
6,212	East West Bancorp, Inc.	801,907
14,565	Fifth Third Bancorp	821,029
3,351	M&T Bank Corp.	797,572
4,991	Popular, Inc.	819,422
26,065	Regions Financial Corp.	787,163
9,236	Western Alliance Bancorp	759,199
11,688	Zions Bancorp N.A.	808,693
		7,213,644
	Building Products — 3.9%
11,311	A.O. Smith Corp.	709,426
5,081	Allegion PLC	713,830
		1,423,256
	Chemicals — 6.0%
6,506	CF Industries Holdings, Inc.	704,340
6,384	PPG Industries, Inc.	774,315
6,677	RPM International, Inc.	742,149
		2,220,804
	Containers & Packaging — 3.8%
5,613	AptarGroup, Inc.	702,747
4,251	Avery Dennison Corp.	690,150
		1,392,897
	Distributors — 1.9%
3,221	Pool Corp.	692,193
	Electronic Equipment, Instruments & Components — 2.1%
5,473	CDW Corp.	769,723
	Energy Equipment & Services — 5.4%
12,264	Baker Hughes Co.	680,652
19,736	Halliburton Co.	670,037
13,923	SLB Ltd.	647,280
		1,997,969
	Financial Services — 1.8%
4,759	Jack Henry & Associates, Inc.	655,505
	Food Products — 1.8%
13,496	McCormick & Co., Inc.	680,468
	Ground Transportation — 4.2%
2,424	Norfolk Southern Corp.	762,566
2,919	Union Pacific Corp.	793,968
		1,556,534
Shares	Description	Value

	Health Care Providers & Services — 2.2%
3,760	Quest Diagnostics, Inc.	$796,932
	Household Durables — 1.8%
2,742	Garmin Ltd.	651,335
	Insurance — 10.6%
6,402	Aflac, Inc.	750,635
3,392	Allstate (The) Corp.	807,092
4,395	Cincinnati Financial Corp.	813,690
2,086	Everest Group Ltd.	745,182
11,061	W.R. Berkley Corp.	780,133
		3,896,732
	IT Services — 1.2%
11,961	Cognizant Technology Solutions Corp., Class A	463,250
	Machinery — 8.4%
3,561	IDEX Corp.	808,169
4,959	Oshkosh Corp.	761,108
1,928	Snap-on, Inc.	775,827
7,893	Toro (The) Co.	768,936
		3,114,040
	Metals & Mining — 2.3%
2,252	Reliance, Inc.	841,347
	Oil, Gas & Consumable Fuels — 12.1%
20,514	APA Corp.	668,141
16,577	Devon Energy Corp.	684,962
5,709	EOG Resources, Inc.	740,628
13,883	Ovintiv, Inc.	730,940
4,689	Phillips 66	792,675
3,113	Targa Resources Corp.	834,720
		4,452,066
	Pharmaceuticals — 5.5%
3,130	Johnson & Johnson	794,926
6,158	Merck & Co., Inc.	791,303
5,992	Zoetis, Inc.	430,585
		2,016,814
	Professional Services — 1.7%
4,500	Broadridge Financial Solutions, Inc.	616,275
	Specialty Retail — 1.4%
16,289	Tractor Supply Co.	514,895
	Total Common Stocks	36,738,922
	(Cost $34,201,579)
See Notes to Financial Statements

First Trust Dividend StrengthTM ETF (FTDS)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
31,300	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.51% (a)	$31,300
	(Cost $31,300)

	Total Investments — 99.9%	36,770,222
	(Cost $34,232,879)
	Net Other Assets and Liabilities — 0.1%	21,627
	Net Assets — 100.0%	$36,791,849

(a)	Rate shown reflects yield as of June 30, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$36,738,922	$36,738,922	$—	$—
Money Market Funds	31,300	31,300	—	—
Total Investments	$36,770,222	$36,770,222	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Dow 30 Equal Weight ETF (EDOW)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 3.4%
47,687	Boeing (The) Co. (a)	$10,322,805
	Banks — 3.4%
32,240	JPMorgan Chase & Co.	10,553,119
	Beverages — 3.2%
119,231	Coca-Cola (The) Co.	9,689,903
	Biotechnology — 3.5%
29,510	Amgen, Inc.	10,686,161
	Broadline Retail — 3.3%
41,876	Amazon.com, Inc. (a)	9,980,726
	Capital Markets — 3.3%
9,954	Goldman Sachs Group (The), Inc.	10,067,177
	Chemicals — 3.7%
32,794	Sherwin-Williams (The) Co.	11,291,630
	Communications Equipment — 3.2%
83,893	Cisco Systems, Inc.	9,854,072
	Consumer Finance — 3.5%
31,807	American Express Co.	10,758,718
	Consumer Staples Distribution & Retail — 3.1%
82,648	Walmart, Inc.	9,360,712
	Entertainment — 3.2%
101,070	Walt Disney (The) Co.	9,727,988
	Financial Services — 3.5%
30,860	Visa, Inc., Class A	10,587,757
	Health Care Providers & Services — 3.3%
24,460	UnitedHealth Group, Inc.	10,166,310
	Hotels, Restaurants & Leisure — 3.1%
35,277	McDonald’s Corp.	9,535,726
	Household Products — 3.2%
66,867	Procter & Gamble (The) Co.	9,805,377
	Industrial Conglomerates — 6.8%
63,542	3M Co.	10,288,085
47,601	Honeywell International, Inc. (b)	10,657,864
		20,945,949
	Insurance — 3.5%
32,854	Travelers (The) Cos., Inc.	10,845,762
	Interactive Media & Services — 3.4%
29,282	Alphabet, Inc., Class A	10,464,508
	IT Services — 3.4%
36,593	International Business Machines Corp.	10,290,318
Shares	Description	Value

	Machinery — 4.0%
11,641	Caterpillar, Inc.	$12,396,501
	Oil, Gas & Consumable Fuels — 2.8%
52,511	Chevron Corp.	8,704,223
	Pharmaceuticals — 7.0%
41,790	Johnson & Johnson	10,613,406
83,689	Merck & Co., Inc.	10,754,037
		21,367,443
	Semiconductors & Semiconductor Equipment — 3.2%
49,728	NVIDIA Corp.	9,950,076
	Software — 6.0%
25,082	Microsoft Corp.	9,356,088
58,311	Salesforce, Inc.	9,135,001
		18,491,089
	Specialty Retail — 3.6%
31,251	Home Depot (The), Inc.	11,021,603
	Technology Hardware, Storage & Peripherals — 3.2%
34,181	Apple, Inc.	9,890,614
	Textiles, Apparel & Luxury Goods — 3.0%
226,718	NIKE, Inc., Class B	9,306,774
	Total Common Stocks	306,063,041
	(Cost $266,897,706)
MONEY MARKET FUNDS — 0.2%
435,005	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (c)	435,005
	(Cost $435,005)

	Total Investments — 100.0%	306,498,046
	(Cost $267,332,711)
	Net Other Assets and Liabilities — 0.0%	83,708
	Net Assets — 100.0%	$306,581,754

(a)	Non-income producing security.
(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2026, securities noted as such are valued at $10,657,864 or 3.5% of net assets.

(c)	Rate shown reflects yield as of June 30, 2026.
See Notes to Financial Statements

First Trust Dow 30 Equal Weight ETF (EDOW)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Industrial Conglomerates	$20,945,949	$10,288,085	$10,657,864	$—
Other Industry Categories*	285,117,092	285,117,092	—	—
Money Market Funds	435,005	435,005	—	—
Total Investments	$306,498,046	$295,840,182	$10,657,864	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 4.4%
2,092	Axon Enterprise, Inc. (a)	$1,172,796
479	Carpenter Technology Corp.	295,466
947	FTAI Aviation Ltd.	256,192
3,510	Kratos Defense & Security Solutions, Inc. (a)	175,009
4,171	Rocket Lab Corp. (a)	423,982
1,994	Textron, Inc.	182,910
		2,506,355
	Air Freight & Logistics — 0.3%
494	FedEx Corp.	154,686
	Automobiles — 2.1%
23,278	Ford Motor Co.	323,564
4,813	General Motors Co.	370,986
1,234	Tesla, Inc. (a)	519,021
		1,213,571
	Banks — 2.0%
3,985	Citizens Financial Group, Inc.	279,229
948	M&T Bank Corp.	225,634
8,602	Regions Financial Corp.	259,780
4,061	Truist Financial Corp.	202,319
3,427	U.S. Bancorp	206,991
		1,173,953
	Biotechnology — 1.3%
1,981	Insmed, Inc. (a)	211,214
5,199	Moderna, Inc. (a)	364,086
338	United Therapeutics Corp. (a)	183,139
		758,439
	Broadline Retail — 0.4%
12,290	Coupang, Inc. (a)	213,477
	Capital Markets — 2.4%
4,259	Ares Management Corp., Class A	474,069
1,640	Bank of New York Mellon (The) Corp.	237,161
2,078	Blackstone, Inc.	244,518
1,592	Coinbase Global, Inc., Class A (a)	232,735
2,153	KKR & Co., Inc.	197,602
		1,386,085
	Chemicals — 2.0%
1,557	Albemarle Corp.	210,241
12,333	Dow, Inc.	337,431
10,995	LyondellBasell Industries N.V., Class A	578,887
		1,126,559
	Commercial Services & Supplies — 0.4%
7,915	Copart, Inc. (a)	223,124
Shares	Description	Value

	Communications Equipment — 1.2%
601	Ciena Corp. (a)	$294,827
452	Lumentum Holdings, Inc. (a)	387,843
		682,670
	Consumer Finance — 0.7%
640	Capital One Financial Corp.	128,397
3,351	Synchrony Financial	254,843
		383,240
	Consumer Staples Distribution & Retail — 0.5%
2,195	Target Corp.	286,689
	Containers & Packaging — 1.7%
18,019	International Paper Co.	686,524
6,253	Smurfit Westrock PLC	289,264
		975,788
	Diversified Telecommunication Services — 1.3%
1,358	AST SpaceMobile, Inc. (a)	120,671
7,525	AT&T, Inc.	155,768
13,878	Comcast Corp., Class A	340,705
3,709	Verizon Communications, Inc.	157,039
		774,183
	Electric Utilities — 1.4%
649	Constellation Energy Corp.	161,192
4,388	Edison International	326,687
1,985	NRG Energy, Inc.	289,929
		777,808
	Electrical Equipment — 2.2%
3,476	Bloom Energy Corp., Class A (a)	1,052,185
1,815	Nextpower, Inc., Class A (a)	216,239
		1,268,424
	Electronic Equipment, Instruments & Components — 2.5%
1,333	Amphenol Corp., Class A	235,035
1,244	CDW Corp.	174,956
1,064	Coherent Corp. (a)	419,716
1,540	Corning, Inc.	393,362
679	Keysight Technologies, Inc. (a)	237,697
		1,460,766
	Energy Equipment & Services — 0.2%
3,099	Halliburton Co.	105,211
	Entertainment — 1.8%
1,805	Live Nation Entertainment, Inc. (a)	330,513
See Notes to Financial Statements

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Entertainment (Continued)
9,985	ROBLOX Corp., Class A (a)	$542,984
617	Take-Two Interactive Software, Inc. (a)	154,238
		1,027,735
	Financial Services — 4.3%
4,991	Affirm Holdings, Inc. (a)	407,016
3,534	Block, Inc. (a)	268,584
5,029	Fidelity National Information Services, Inc.	195,528
12,177	Fiserv, Inc. (a)	597,282
3,450	Global Payments, Inc.	250,332
6,024	PayPal Holdings, Inc.	260,116
15,734	Rocket Cos., Inc., Class A (a)	247,810
8,071	Toast, Inc., Class A (a)	224,535
		2,451,203
	Food Products — 4.0%
6,389	Archer-Daniels-Midland Co.	488,120
5,257	Bunge Global S.A.	561,080
7,148	General Mills, Inc.	248,750
13,440	Kraft Heinz (The) Co.	317,453
5,244	McCormick & Co., Inc.	264,402
6,752	Tyson Foods, Inc., Class A	386,552
		2,266,357
	Health Care Equipment & Supplies — 0.3%
3,767	Boston Scientific Corp. (a)	160,775
	Health Care Providers & Services — 8.0%
28,511	Centene Corp. (a)	1,830,121
1,278	Cigna Group (The)	352,319
3,925	CVS Health Corp.	406,041
991	Elevance Health, Inc.	383,250
3,228	Humana, Inc.	1,282,226
719	UnitedHealth Group, Inc.	298,838
		4,552,795
	Health Care REITs — 0.2%
601	Welltower, Inc.	136,409
	Health Care Technology — 0.4%
1,272	Veeva Systems, Inc., Class A (a)	225,742
	Hotels, Restaurants & Leisure — 3.6%
7,274	Carnival Corp. Ltd.	207,818
6,584	Chipotle Mexican Grill, Inc. (a)	223,856
1,719	DoorDash, Inc., Class A (a)	317,207
861	Expedia Group, Inc.	220,313
7,421	Flutter Entertainment PLC (a)	758,204
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
693	Royal Caribbean Cruises Ltd.	$220,048
1,284	Starbucks Corp.	131,212
		2,078,658
	Household Durables — 1.8%
1,487	D.R. Horton, Inc.	242,203
5,560	Lennar Corp., Class A	503,124
1,972	PulteGroup, Inc.	270,578
		1,015,905
	Independent Power and Renewable Electricity Producers — 1.3%
684	Talen Energy Corp. (a)	262,834
3,156	Vistra Corp.	500,636
		763,470
	Insurance — 5.5%
1,808	Allstate (The) Corp.	430,196
2,974	American International Group, Inc.	221,652
2,728	Arch Capital Group Ltd. (a)	264,780
1,024	Arthur J. Gallagher & Co.	235,080
4,087	Brown & Brown, Inc.	262,181
1,467	Hartford Insurance Group (The), Inc.	194,407
2,325	Loews Corp.	263,213
106	Markel Group, Inc. (a)	207,019
3,044	MetLife, Inc.	257,553
2,082	Principal Financial Group, Inc.	224,398
3,096	Prudential Financial, Inc.	334,151
703	Travelers (The) Cos., Inc.	232,074
		3,126,704
	IT Services — 1.8%
1,295	Accenture PLC, Class A	161,150
1,293	Cloudflare, Inc., Class A (a)	317,147
1,102	MongoDB, Inc. (a)	370,162
732	Snowflake, Inc. (a)	186,294
		1,034,753
	Media — 0.6%
2,260	Charter Communications, Inc., Class A (a)	321,395
	Metals & Mining — 2.4%
5,350	Freeport-McMoRan, Inc.	336,462
1,823	Newmont Corp.	170,268
1,694	Nucor Corp.	377,338
393	Reliance, Inc.	146,825
1,624	Steel Dynamics, Inc.	372,643
		1,403,536
	Oil, Gas & Consumable Fuels — 3.7%
1,333	Chevron Corp.	220,958
See Notes to Financial Statements

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
2,131	ConocoPhillips	$221,539
7,465	Devon Energy Corp.	308,454
599	Diamondback Energy, Inc.	105,292
714	Exxon Mobil Corp.	97,618
932	Marathon Petroleum Corp.	238,284
7,714	Occidental Petroleum Corp.	374,669
1,642	Phillips 66	277,580
1,020	Valero Energy Corp.	265,649
		2,110,043
	Passenger Airlines — 2.4%
3,830	Delta Air Lines, Inc.	358,718
7,564	Southwest Airlines Co.	388,941
4,429	United Airlines Holdings, Inc. (a)	602,299
		1,349,958
	Personal Care Products — 0.4%
2,787	Estee Lauder (The) Cos., Inc., Class A	220,034
	Pharmaceuticals — 0.2%
1,319	Zoetis, Inc.	94,783
	Professional Services — 2.1%
1,118	Automatic Data Processing, Inc.	250,376
1,568	Broadridge Financial Solutions, Inc.	214,738
1,619	Equifax, Inc.	256,968
2,792	Paychex, Inc.	274,537
1,099	Verisk Analytics, Inc.	197,303
		1,193,922
	Real Estate Management & Development — 1.0%
13,197	CoStar Group, Inc. (a)	373,739
709	Jones Lang LaSalle, Inc. (a)	219,755
		593,494
	Semiconductors & Semiconductor Equipment — 11.3%
476	Applied Materials, Inc.	344,148
3,212	Credo Technology Group Holding Ltd. (a)	873,503
971	Entegris, Inc.	174,644
6,255	Intel Corp. (a)	873,386
1,176	KLA Corp.	354,811
834	Lam Research Corp.	361,397
824	MACOM Technology Solutions Holdings, Inc. (a)	313,425
2,427	Marvell Technology, Inc.	722,979
7,199	Microchip Technology, Inc.	656,549
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
609	Micron Technology, Inc.	$702,962
7,579	ON Semiconductor Corp. (a)	716,519
737	Teradyne, Inc.	356,590
		6,450,913
	Software — 8.1%
1,280	Adobe, Inc. (a)	262,426
701	CrowdStrike Holdings, Inc., Class A (a)	534,961
650	Fair Isaac Corp. (a)	776,607
673	Intuit, Inc.	175,653
1,201	Oracle Corp.	176,007
773	Roper Technologies, Inc.	261,575
1,284	Salesforce, Inc.	201,151
3,267	ServiceNow, Inc. (a)	324,348
6,352	Strategy, Inc. (a)	552,179
899	Tyler Technologies, Inc. (a)	262,922
3,062	Workday, Inc., Class A (a)	374,850
5,116	Zscaler, Inc. (a)	722,123
		4,624,802
	Specialized REITs — 1.1%
966	SBA Communications Corp.	170,460
20,071	Weyerhaeuser Co.	480,500
		650,960
	Technology Hardware, Storage & Peripherals — 5.9%
1,322	Dell Technologies, Inc., Class C	570,390
4,942	Hewlett Packard Enterprise Co.	222,934
19,398	HP, Inc.	425,592
617	Seagate Technology Holdings PLC	595,405
34,487	Super Micro Computer, Inc. (a)	1,011,504
903	Western Digital Corp.	576,764
		3,402,589
	Textiles, Apparel & Luxury Goods — 0.4%
5,221	NIKE, Inc., Class B	214,322
	Trading Companies & Distributors — 0.3%
11,856	QXO, Inc. (a)	204,872
	Total Common Stocks	57,147,157
	(Cost $51,039,039)
See Notes to Financial Statements

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
33,207	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.51% (b)	$33,207
	(Cost $33,207)

	Total Investments — 100.0%	57,180,364
	(Cost $51,072,246)
	Net Other Assets and Liabilities — 0.0%	39
	Net Assets — 100.0%	$57,180,403

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2026.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$57,147,157	$57,147,157	$—	$—
Money Market Funds	33,207	33,207	—	—
Total Investments	$57,180,364	$57,180,364	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Aerospace & Defense — 0.5%
75	Textron, Inc.	$6,880
	Air Freight & Logistics — 0.5%
45	Expeditors International of Washington, Inc.	7,334
	Automobile Components — 1.0%
212	Aptiv PLC (a)	13,013
	Automobiles — 2.2%
945	Ford Motor Co.	13,136
217	General Motors Co.	16,726
		29,862
	Banks — 1.7%
142	Truist Financial Corp.	7,075
126	U.S. Bancorp	7,610
99	Wells Fargo & Co.	8,181
		22,866
	Beverages — 0.7%
229	Molson Coors Beverage Co., Class B	8,922
	Biotechnology — 2.0%
47	Biogen, Inc. (a)	10,155
109	Incyte Corp. (a)	12,356
8	Regeneron Pharmaceuticals, Inc.	4,988
		27,499
	Building Products — 2.4%
120	A.O. Smith Corp.	7,526
46	Allegion PLC	6,462
97	Builders FirstSource, Inc. (a)	8,680
121	Masco Corp.	9,846
		32,514
	Capital Markets — 2.6%
115	Interactive Brokers Group, Inc., Class A	10,010
349	Invesco Ltd.	9,210
91	State Street Corp.	15,433
		34,653
	Chemicals — 1.3%
49	CF Industries Holdings, Inc.	5,305
53	Corteva, Inc.	4,488
31	DuPont de Nemours, Inc.	4,205
33	PPG Industries, Inc.	4,003
		18,001
	Commercial Services & Supplies — 0.4%
206	Copart, Inc. (a)	5,807
Shares	Description	Value

	Consumer Finance — 2.6%
62	Capital One Financial Corp.	$12,439
306	Synchrony Financial	23,271
		35,710
	Consumer Staples Distribution & Retail — 0.5%
64	Dollar General Corp.	7,367
	Containers & Packaging — 0.3%
22	Avery Dennison Corp.	3,572
	Diversified Telecommunication Services — 2.7%
1,488	Comcast Corp., Class A	36,530
	Electric Utilities — 1.4%
33	Constellation Energy Corp.	8,196
77	NRG Energy, Inc.	11,247
		19,443
	Electronic Equipment, Instruments & Components — 1.7%
88	Zebra Technologies Corp., Class A (a)	23,167
	Financial Services — 1.6%
160	Fidelity National Information Services, Inc.	6,221
141	Fiserv, Inc. (a)	6,916
191	PayPal Holdings, Inc.	8,247
		21,384
	Food Products — 2.8%
226	Archer-Daniels-Midland Co.	17,266
80	J.M. Smucker (The) Co.	9,000
476	Kraft Heinz (The) Co.	11,243
		37,509
	Ground Transportation — 0.6%
114	Uber Technologies, Inc. (a)	8,226
	Health Care Equipment & Supplies — 0.4%
28	ResMed, Inc.	5,457
	Health Care Providers & Services — 7.5%
53	Cardinal Health, Inc.	12,591
19	Cencora, Inc.	5,377
853	Centene Corp. (a)	54,754
37	Cigna Group (The)	10,200
42	DaVita, Inc. (a)	9,344
12	McKesson Corp.	9,067
		101,333
See Notes to Financial Statements

First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care REITs — 0.8%
125	Alexandria Real Estate Equities, Inc.	$6,606
198	Healthpeak Properties, Inc.	4,237
		10,843
	Hotels, Restaurants & Leisure — 3.1%
84	Airbnb, Inc., Class A (a)	12,020
57	Booking Holdings, Inc.	10,160
74	Expedia Group, Inc.	18,935
		41,115
	Household Durables — 2.2%
90	D.R. Horton, Inc.	14,659
107	PulteGroup, Inc.	14,682
		29,341
	Independent Power and Renewable Electricity Producers — 0.9%
76	Vistra Corp.	12,056
	Insurance — 4.6%
43	Allstate (The) Corp.	10,231
124	American International Group, Inc.	9,242
22	Everest Group Ltd.	7,859
180	MetLife, Inc.	15,230
182	Prudential Financial, Inc.	19,643
		62,205
	IT Services — 7.4%
162	Accenture PLC, Class A	20,159
455	Cognizant Technology Solutions Corp., Class A	17,622
196	Gartner, Inc. (a)	25,406
428	GoDaddy, Inc., Class A (a)	36,329
		99,516
	Machinery — 0.5%
18	Snap-on, Inc.	7,243
	Media — 6.4%
461	Fox Corp., Class A	24,046
462	Omnicom Group, Inc.	33,647
1,547	Trade Desk (The), Inc., Class A (a)	27,970
		85,663
	Metals & Mining — 0.3%
44	Newmont Corp.	4,110
	Office REITs — 0.3%
70	BXP, Inc.	4,642
	Oil, Gas & Consumable Fuels — 3.6%
357	APA Corp.	11,628
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
245	Devon Energy Corp.	$10,123
153	EQT Corp.	8,135
89	Expand Energy Corp.	8,116
39	Valero Energy Corp.	10,157
		48,159
	Passenger Airlines — 1.6%
125	Delta Air Lines, Inc.	11,708
73	United Airlines Holdings, Inc. (a)	9,927
		21,635
	Pharmaceuticals — 1.4%
163	Bristol-Myers Squibb Co.	9,392
581	Viatris, Inc.	9,226
		18,618
	Professional Services — 2.6%
35	Automatic Data Processing, Inc.	7,838
51	Broadridge Financial Solutions, Inc.	6,985
50	Jacobs Solutions, Inc.	6,300
54	Leidos Holdings, Inc.	5,560
82	Paychex, Inc.	8,063
		34,746
	Residential REITs — 0.6%
32	Camden Property Trust	3,664
95	UDR, Inc.	3,792
		7,456
	Semiconductors & Semiconductor Equipment — 8.7%
99	First Solar, Inc. (a)	23,360
229	QUALCOMM, Inc.	42,317
764	Skyworks Solutions, Inc.	51,799
		117,476
	Software — 8.1%
136	Adobe, Inc. (a)	27,883
1,270	Gen Digital, Inc.	31,610
140	Salesforce, Inc.	21,933
227	Workday, Inc., Class A (a)	27,789
		109,215
	Specialized REITs — 0.5%
39	Crown Castle, Inc.	2,954
119	VICI Properties, Inc.	3,159
		6,113
	Specialty Retail — 1.1%
204	Best Buy Co., Inc.	15,479
See Notes to Financial Statements

First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals — 6.1%
1,874	HP, Inc.	$41,116
262	NetApp, Inc.	40,547
		81,663
	Textiles, Apparel & Luxury Goods — 0.8%
110	Deckers Outdoor Corp. (a)	10,922
	Tobacco — 0.7%
138	Altria Group, Inc.	9,929
	Total Common Stocks	1,345,194
	(Cost $1,339,375)
RIGHTS — 0.0%
	Capital Markets — 0.0%
131	TPG, Inc., expiring September 25, 2027 (a) (b) (c) (d)	0
	(Cost $0)
MONEY MARKET FUNDS — 0.2%
2,737	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (e)	2,737
	(Cost $2,737)

	Total Investments — 99.9%	1,347,931
	(Cost $1,342,112)
	Net Other Assets and Liabilities — 0.1%	1,273
	Net Assets — 100.0%	$1,349,204

(a)	Non-income producing security.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2026, securities noted as such are valued at $0 or 0.0% of net assets.

(d)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(e)	Rate shown reflects yield as of June 30, 2026.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,345,194	$1,345,194	$—	$—
Rights*	— **	—	—	— **
Money Market Funds	2,737	2,737	—	—
Total Investments	$1,347,931	$1,347,931	$—	$— **

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	First Trust Dividend StrengthTM ETF (FTDS)	First Trust Dow 30 Equal Weight ETF (EDOW)	First Trust Lunt U.S. Factor Rotation ETF (FCTR)	First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
ASSETS:
Investments, at value	$36,770,222	$306,498,046	$57,180,364	$1,347,931
Cash	—	—	—	614
Receivables:
Dividends	47,960	310,047	30,266	1,955
Investment securities sold	—	5,427,779	—	—
Prepaid expenses	9,623	—	—	—
Total Assets	36,827,805	312,235,872	57,210,630	1,350,500

LIABILITIES:
Payables:
Audit and tax fees	15,022	—	—	—
Investment advisory fees	13,108	126,671	30,227	682
Licensing fees	2,181	—	—	—
Shareholder reporting fees	400	—	—	—
Investment securities purchased	—	5,527,447	—	614
Other liabilities	5,245	—	—	—
Total Liabilities	35,956	5,654,118	30,227	1,296
NET ASSETS	$36,791,849	$306,581,754	$57,180,403	$1,349,204

NET ASSETS consist of:
Paid-in capital	$37,123,968	$268,856,702	$202,447,222	$1,468,207
Par value	6,000	69,478	14,000	500
Accumulated distributable earnings (loss)	(338,119)	37,655,574	(145,280,819)	(119,503)
NET ASSETS	$36,791,849	$306,581,754	$57,180,403	$1,349,204
NET ASSET VALUE, per share	$61.32	$44.13	$40.84	$26.98
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	600,002	6,947,756	1,400,002	50,002
Investments, at cost	$34,232,879	$267,332,711	$51,072,246	$1,342,112
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Operations
For the Six Months Ended June 30, 2026 (Unaudited)

	First Trust Dividend StrengthTM ETF (FTDS)	First Trust Dow 30 Equal Weight ETF (EDOW)	First Trust Lunt U.S. Factor Rotation ETF (FCTR)	First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
INVESTMENT INCOME:
Dividends	$417,715	$2,739,230	$391,359	$14,217
Foreign withholding tax	(1,396)	—	—	—
Total investment income	416,319	2,739,230	391,359	14,217

EXPENSES:
Investment advisory fees	79,083	706,735 (a)	174,698 (a)	4,064 (a)
Audit and tax fees	15,671	—	—	—
Accounting and administration fees	10,479	—	—	—
Shareholder reporting fees	9,891	—	—	—
Licensing fees	5,290	—	—	—
Trustees’ fees and expenses	4,854	—	—	—
Listing fees	3,274	—	—	—
Custodian fees	1,104	—	—	—
Transfer agent fees	791	—	—	—
Legal fees	268	—	—	—
Other expenses	369	4	1	—
Total expenses	131,074	706,739	174,699	4,064
Less fees waived by the investment advisor	(20,357)	—	—	—
Net expenses	110,717	706,739	174,699	4,064
NET INVESTMENT INCOME (LOSS)	305,602	2,032,491	216,660	10,153

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(223,931)	(1,156,299)	4,809,695	(87,322)
In-kind redemptions	2,321,621	15,326,384	295,153	136,131
Net realized gain (loss)	2,097,690	14,170,085	5,104,848	48,809
Net change in unrealized appreciation (depreciation) on investments	483,345	3,814,316	2,215,278	(62,760)
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,581,035	17,984,401	7,320,126	(13,951)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,886,637	$20,016,892	$7,536,786	$(3,798)

(a)	Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Changes in Net Assets

	First Trust Dividend StrengthTM ETF (FTDS)		First Trust Dow 30 Equal Weight ETF (EDOW)
	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025
OPERATIONS:
Net investment income (loss)	$305,602	$432,624	$2,032,491	$3,249,034
Net realized gain (loss)	2,097,690	1,069,748	14,170,085	23,026,452
Net change in unrealized appreciation (depreciation)	483,345	1,790,452	3,814,316	4,500,829
Net increase (decrease) in net assets resulting from operations	2,886,637	3,292,824	20,016,892	30,776,315

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(271,131)	(426,167)	(1,792,325)	(3,248,728)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	17,902,639	13,376,801	102,770,005	59,283,984
Cost of shares redeemed	(11,909,357)	(13,340,675)	(41,766,086)	(89,975,686)
Net increase (decrease) in net assets resulting from shareholder transactions	5,993,282	36,126	61,003,919	(30,691,702)
Total increase (decrease) in net assets	8,608,788	2,902,783	79,228,486	(3,164,115)

NET ASSETS:
Beginning of period	28,183,061	25,280,278	227,353,268	230,517,383
End of period	$36,791,849	$28,183,061	$306,581,754	$227,353,268

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	500,002	500,002	5,497,756	6,347,756
Shares sold	300,000	250,000	2,450,000	1,600,000
Shares redeemed	(200,000)	(250,000)	(1,000,000)	(2,450,000)
Shares outstanding, end of period	600,002	500,002	6,947,756	5,497,756
See Notes to Financial Statements

First Trust Lunt U.S. Factor Rotation ETF (FCTR)		First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025

$216,660	$160,281	$10,153	$20,011
5,104,848	4,232,986	48,809	96,518
2,215,278	344,885	(62,760)	88,811
7,536,786	4,738,152	(3,798)	205,340

(201,040)	(196,925)	(9,495)	(20,426)

—	—	1,319,983	1,313,602
(3,641,542)	(21,951,543)	(1,339,559)	(1,320,737)
(3,641,542)	(21,951,543)	(19,576)	(7,135)
3,694,204	(17,410,316)	(32,869)	177,779

53,486,199	70,896,515	1,382,073	1,204,294
$57,180,403	$53,486,199	$1,349,204	$1,382,073

1,500,002	2,150,002	50,002	50,002
—	—	50,000	50,000
(100,000)	(650,000)	(50,000)	(50,000)
1,400,002	1,500,002	50,002	50,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights
For a share outstanding throughout each period
First Trust Dividend StrengthTM ETF (FTDS)

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$56.37	$50.56	$46.46	$42.50	$50.45	$40.62
Income from investment operations:
Net investment income (loss)	0.58 (a)	0.89 (a)	1.01 (a)	0.95 (a)	0.90	0.39
Net realized and unrealized gain (loss)	4.87	5.82	4.13	4.01	(7.87)	9.80
Total from investment operations	5.45	6.71	5.14	4.96	(6.97)	10.19
Distributions paid to shareholders from:
Net investment income	(0.50)	(0.90)	(1.04)	(1.00)	(0.98)	(0.36)
Net asset value, end of period	$61.32	$56.37	$50.56	$46.46	$42.50	$50.45
Total return (b)	9.71%	13.35%	11.09%	11.84%	(13.75)%	25.12%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$36,792	$28,183	$25,280	$20,908	$19,127	$25,223
Ratio of total expenses to average net assets	0.83% (c)	0.82% (d)	0.88%	0.99%	1.04%	1.08%
Ratio of net expenses to average net assets	0.70% (c)	0.71% (d)	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	1.93% (c)	1.68%	2.01%	2.22%	2.00%	0.84%
Portfolio turnover rate (e)	56%	132%	104%	104%	225% (f)	98%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.81% and 0.70%, respectively.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(f)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective April 29, 2022, which resulted in a complete rebalance of the Fund’s portfolio.
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dow 30 Equal Weight ETF (EDOW)

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$41.35	$36.31	$32.64	$28.79	$31.75	$27.19
Income from investment operations:
Net investment income (loss)	0.30 (a)	0.55 (a)	0.58 (a)	0.63 (a)	0.55	0.48
Net realized and unrealized gain (loss)	2.74	5.03	3.69	3.85	(2.96)	4.56
Total from investment operations	3.04	5.58	4.27	4.48	(2.41)	5.04
Distributions paid to shareholders from:
Net investment income	(0.26)	(0.54)	(0.60)	(0.63)	(0.55)	(0.48)
Net asset value, end of period	$44.13	$41.35	$36.31	$32.64	$28.79	$31.75
Total return (b)	7.38%	15.47%	13.16%	15.74%	(7.52)%	18.63%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$306,582	$227,353	$230,517	$249,603	$158,274	$138,042
Ratio of total expenses to average net assets	0.50% (c)	0.51% (d)	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	1.44% (c)	1.44%	1.68%	2.10%	1.95%	1.70%
Portfolio turnover rate (e)	12%	16%	28%	16%	17%	14%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.50%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Lunt U.S. Factor Rotation ETF (FCTR)

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$35.66	$32.98	$27.81	$27.92	$35.55	$29.47
Income from investment operations:
Net investment income (loss)	0.15 (a)	0.09 (a)	0.25 (a)	0.26 (a)	0.38	0.17
Net realized and unrealized gain (loss)	5.17	2.70	5.19	(0.08) (b)	(7.62)	6.07
Total from investment operations	5.32	2.79	5.44	0.18	(7.24)	6.24
Distributions paid to shareholders from:
Net investment income	(0.14)	(0.11)	(0.27)	(0.29)	(0.39)	(0.16)
Net asset value, end of period	$40.84	$35.66	$32.98	$27.81	$27.92	$35.55
Total return (c)	14.96%	8.47%	19.60%	0.68% (b)	(20.37)%	21.22%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$57,180	$53,486	$70,897	$83,420	$268,025	$663,005
Ratio of total expenses to average net assets	0.65% (d)	0.66% (e)	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	0.81% (d)	0.26%	0.81%	0.97%	1.13%	0.52%
Portfolio turnover rate (f)	181%	371%	431%	562%	379%	307%

(a)	Based on average shares outstanding.
(b)
The Fund received a payment from the advisor in the amount of $25,082 in connection with a trade error, which represents $0.01 per share.
Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,		Period Ended 12/31/2023 (a)
		2025	2024
Net asset value, beginning of period	$27.64	$24.08	$22.03	$20.13
Income from investment operations:
Net investment income (loss) (b)	0.20	0.40	0.38	0.14
Net realized and unrealized gain (loss)	(0.67)	3.57	2.09	1.92
Total from investment operations	(0.47)	3.97	2.47	2.06
Distributions paid to shareholders from:
Net investment income	(0.19)	(0.41)	(0.42)	(0.16)
Net asset value, end of period	$26.98	$27.64	$24.08	$22.03
Total return (c)	(1.68)%	16.62%	11.28%	10.23%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,349	$1,382	$1,204	$1,102
Ratio of total expenses to average net assets	0.60% (d)	0.61% (e)	0.60%	0.60% (d)
Ratio of net investment income (loss) to average net assets	1.50% (d)	1.58%	1.60%	1.91% (d)
Portfolio turnover rate (f)	43%	78%	63%	37%

(a)	Inception date is August 23, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the four funds (each a “Fund” and collectively, the “Funds”) listed below:

First Trust Dividend StrengthTM ETF – (Nasdaq, Inc. (“Nasdaq”) ticker “FTDS”)
First Trust Dow 30 Equal Weight ETF – (NYSE Arca, Inc. (“NYSE Arca”) ticker “EDOW”)
First Trust Lunt U.S. Factor Rotation ETF – (Cboe BZX Exchange, Inc. ticker “FCTR”)
First Trust S&P 500 Diversified Free Cash Flow ETF – (NYSE Arca ticker “FCFY”)
FCFY operates as a non-diversified series of the Trust. Each of FTDS, EDOW, and FCTR operates as a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust Dividend StrengthTM ETF	The Dividend StrengthTM Index
First Trust Dow 30 Equal Weight ETF	Dow Jones Industrial Average® Equal Weight Index
First Trust Lunt U.S. Factor Rotation ETF	Lunt Capital Large Cap Factor Rotation Index
First Trust S&P 500 Diversified Free Cash Flow ETF	S&P 500® Sector-Neutral FCF Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
a review of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of June 30, 2026, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Dividend StrengthTM ETF	$426,167	$—	$—
First Trust Dow 30 Equal Weight ETF	3,248,728	—	—
First Trust Lunt U.S. Factor Rotation ETF	196,925	—	—
First Trust S&P 500 Diversified Free Cash Flow ETF	20,426	—	—
As of December 31, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Dividend StrengthTM ETF	$6,457	$(4,787,242)	$1,827,160
First Trust Dow 30 Equal Weight ETF	306	(13,698,462)	33,129,163
First Trust Lunt U.S. Factor Rotation ETF	—	(155,501,205)	2,884,640
First Trust S&P 500 Diversified Free Cash Flow ETF	—	(130,791)	24,581
D. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For FTDS, EDOW, and FCTR, the taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. For FCFY, the taxable period ended 2023, and taxable years ended 2024, and 2025 remain open to federal and state audit. As of June 30, 2026, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2025, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Dividend StrengthTM ETF	$4,787,242
First Trust Dow 30 Equal Weight ETF*	13,698,462
First Trust Lunt U.S. Factor Rotation ETF	155,501,205
First Trust S&P 500 Diversified Free Cash Flow ETF	130,791

*
$3,196,504 of First Trust Dow 30 Equal Weight ETF’s non-expiring net capital losses is subject to loss limitation resulting from reorganization activity. This limitation generally reduces the utilization of these losses to a maximum of $212,620 per year.

During the taxable year ended December 31, 2025, the following Funds utilized capital loss carryforwards in the following amounts:

Capital Loss Utilized
First Trust Dow 30 Equal Weight ETF	$483,117
First Trust Lunt U.S. Factor Rotation ETF	3,073,817
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2025, the Funds had no net late year ordinary or capital losses.
As of June 30, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Dividend StrengthTM ETF	$34,232,879	$3,954,930	$(1,417,587)	$2,537,343
First Trust Dow 30 Equal Weight ETF	267,332,711	52,208,994	(13,043,659)	39,165,335
First Trust Lunt U.S. Factor Rotation ETF	51,072,246	8,728,964	(2,620,846)	6,108,118
First Trust S&P 500 Diversified Free Cash Flow ETF	1,342,112	110,722	(104,903)	5,819
E. Expenses
Expenses that are directly related to First Trust Dividend StrengthTM ETF (the “Non-Unitary Fee Fund”) are charged directly to the Fund. Expenses for First Trust Dow 30 Equal Weight ETF, First Trust Lunt U.S. Factor Rotation ETF, and First Trust S&P 500 Diversified Free Cash Flow ETF (the “Unitary Fee Funds”), other than excluded expenses (discussed in Note 3), are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.
First Trust has entered into licensing agreements with each of the following “Licensors” for the respective Funds:

Fund	Licensor
First Trust Dividend StrengthTM ETF	Nasdaq, Inc.
First Trust Dow 30 Equal Weight ETF	S&P Dow Jones Indices LLC
First Trust Lunt U.S. Factor Rotation ETF	Lunt Capital Management, Inc.
First Trust S&P 500 Diversified Free Cash Flow ETF	S&P Dow Jones Indices LLC

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreements. The Funds, except for the Unitary Fee Funds, are required to pay licensing fees, which are shown on the Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.
F. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
The management fee payable by First Trust Dividend StrengthTM ETF to First Trust for these services will be reduced at certain levels of First Trust Dividend StrengthTM ETF’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.5000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.4875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.4750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.4625%
Fund net assets greater than $10 billion up to and including $15 billion	0.4500%
Fund net assets greater than $15 billion	0.4250%
For the First Trust Dividend StrengthTM ETF, the Trust and the Advisor have entered into an Expense Reimbursement and Fee Waiver Agreement in which First Trust has agreed to waive a portion of its management fees and/or reimburse Fund expenses to the extent that the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the “Expense Cap”). The Expense Cap will be in effect until at least April 30, 2028.
For the Unitary Fee Funds, First Trust is paid an annual unitary management fee of such Fund’s average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit, licensing and other services, but excluding fee payments under the Investment Management Agreement, distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, acquired fund fees and expenses, taxes, interest, and extraordinary expenses. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints	EDOW	FCTR	FCFY
Fund net assets up to and including $2.5 billion	0.5000%	0.65000%	0.600%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.4875%	0.63375%	0.585%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.4750%	0.61750%	0.570%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.4625%	0.60125%	0.555%
Fund net assets greater than $10 billion up to and including $15 billion	0.4500%	0.58500%	0.540%
Fund net assets greater than $15 billion	0.4250%	0.55250%	0.510%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended June 30, 2026, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Dividend StrengthTM ETF	$17,717,187	$17,677,015
First Trust Dow 30 Equal Weight ETF	35,671,241	35,143,256
First Trust Lunt U.S. Factor Rotation ETF	97,886,347	97,789,325
First Trust S&P 500 Diversified Free Cash Flow ETF	577,740	667,426
For the six months ended June 30, 2026, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Dividend StrengthTM ETF	$17,876,143	$11,912,804
First Trust Dow 30 Equal Weight ETF	102,496,619	41,906,319
First Trust Lunt U.S. Factor Rotation ETF	—	3,633,921
First Trust S&P 500 Diversified Free Cash Flow ETF	1,317,395	1,247,623
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2027.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended June 30, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended June 30, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
For the Non-Unitary Fee Fund (as defined in the Notes to Financial Statements), the applicable aggregate remuneration paid by the Fund during the period covered by the report is included in the Statements of Operations. For the Unitary Fee Funds (as defined in the Notes to Financial Statements), Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of each of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Dividend Strength ETF (FTDS)
First Trust Dow 30 Equal Weight ETF (EDOW)
First Trust Lunt U.S. Factor Rotation ETF (FCTR)
First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2027 at a meeting held on June 7–8, 2026. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 13, 2026 and June 7–8, 2026, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee rate schedule payable by FTDS and the unitary fee rate schedules payable by each of EDOW, FCTR and FCFY (each a “Unitary Fee Fund” and collectively, the “Unitary Fee Funds”) as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 13, 2026, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 7–8, 2026 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing FTDS’s advisory fee and the Unitary Fee Funds’ unitary fees.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 13, 2026 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
With respect to FTDS, the Board considered the advisory fee rate schedule payable by FTDS under the Agreement for the services provided. The Board considered that the Advisor agreed to extend the current expense cap for FTDS through April 30, 2028. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in FTDS’s Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because FTDS’s Expense Group included peer funds that pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for FTDS was above the median total (net) expense ratio of the peer funds in its Expense Group. With respect to FTDS’s Expense Group, the Board discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between FTDS and other non-ETF clients that limited their comparability. In considering the advisory fee rate schedule for FTDS overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to FTDS and the other funds in the First Trust Fund Complex.
With respect to each Unitary Fee Fund, the Board considered the unitary fee rate schedule payable by each Fund under the Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Unitary Fee Funds’ Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Unitary Fee Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Unitary Fee Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups for the Unitary Fee Funds, the Board discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Unitary Fee Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedules for the Unitary Fee Funds overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Unitary Fee Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board also received and reviewed information for periods ended December 31, 2025 regarding the performance of each Fund’s underlying index,

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. With respect to FTDS, the Board noted that during 2022, it approved changes to the Fund’s investment objective and, effective April 29, 2022, the Fund changed its name and ticker symbol and began tracking The Dividend Strength™ Index, and that the performance information included a blend of the old and new indexes. Based on the information provided for each Fund and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a benchmark index. However, given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the fees and expenses of FTDS, the unitary fees of the Unitary Fee Funds and the performance of each Fund and the ongoing oversight by the Board, the Board concluded that the advisory fee for FTDS and the unitary fee for each Unitary Fee Fund continue to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the advisory fee rate schedule for FTDS and the unitary fee rate schedule for each Unitary Fee Fund include breakpoints pursuant to which the fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure, including technology, and add new staff. For the Unitary Fee Funds, the Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Unitary Fee Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Unitary Fee Funds. The Board concluded that the advisory fee rate schedule for FTDS and the unitary fee rate schedule for each Unitary Fee Fund reflect an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2025 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP the exposure of their products to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Disclaimers
Nasdaq® and The Dividend StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
Dow Jones Industrial Average® Equal Weight Index and S&P 500® Sector-Neutral FCF Index (“S&P Dow Jones Indexes”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such products nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.
Lunt Capital Management, Inc. (“Lunt”) and the Lunt Capital Large Cap Factor Rotation Index (“Lunt Index”) are trademarks of Lunt and have been licensed for use for certain purposes by First Trust. The First Trust Lunt U.S. Factor Rotation ETF is based on the Lunt

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
Index and is not sponsored, endorsed, sold or promoted by Lunt, and Lunt makes no representation regarding the advisability of trading in such fund. Lunt has contracted with Nasdaq, Inc. to calculate and maintain the Lunt Index. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly, or the ability of the Lunt Index to track general stock performance.

Semi-Annual Consolidated Financial Statements and Other Information
For the Six Months Ended June 30, 2026

First Trust Exchange-Traded Fund

FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)

FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Semi-Annual Consolidated Financial Statements and Other Information
June 30, 2026
Performance and Risk Disclosure
There is no assurance that FT Vest Gold Strategy Quarterly Buffer ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Consolidated Portfolio of Investments
June 30, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 100.1%
$48,397,700	U.S. Treasury Bill (a)	(b)	08/27/26	$48,116,776
	(Cost $48,121,774)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
319,181	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (c)	319,181
	(Cost $319,181)
	Total Investments — 100.8%	48,435,957
	(Cost $48,440,955)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 1.4%
	Call Options Purchased — 1.4%
1,229	SPDR® Gold Shares	$45,273,902	$396.26	08/31/26	655,905
	(Cost $4,159,609)
WRITTEN OPTIONS — (2.2)%
	Call Options Written — (0.2)%
(1,229)	SPDR® Gold Shares	(45,273,902)	453.58	08/31/26	(88,132)
	(Premiums received $930,889)
	Put Options Written — (2.0)%
(1,229)	SPDR® Gold Shares	(45,273,902)	354.55	08/31/26	(970,271)
	(Premiums received $285,678)
	Total Written Options				(1,058,403)
	(Premiums received $1,216,567)
	Net Other Assets and Liabilities — 0.0%				11,049
	Net Assets — 100.0%				$48,044,508

(a)	All or a portion of this security is segregated as collateral for the options written. At June 30, 2026, the segregated value of this security amounts to $7,254,645.
(b)	Zero coupon security.
(c)	Rate shown reflects yield as of June 30, 2026.
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Consolidated Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Consolidated Financial Statements):

ASSETS TABLE
	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$48,116,776	$—	$48,116,776	$—
Money Market Funds	319,181	319,181	—	—
Total Investments	48,435,957	319,181	48,116,776	—
Purchased Options	655,905	—	655,905	—
Total	$49,091,862	$319,181	$48,772,681	$—

LIABILITIES TABLE
	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,058,403)	$—	$(1,058,403)	$—
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Consolidated Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

ASSETS:
Investments, at value	$48,435,957
Options contracts purchased, at value	655,905
Cash	20,265
Due from broker	1,398
Cash segregated as collateral	25,000
Dividends receivable	937
Total Assets	49,139,462

LIABILITIES:
Options contracts written, at value	1,058,403
Investment advisory fees payable	36,551
Total Liabilities	1,094,954
NET ASSETS	$48,044,508

NET ASSETS consist of:
Paid-in capital	$50,095,560
Par value	29,500
Accumulated distributable earnings (loss)	(2,080,552)
NET ASSETS	$48,044,508
NET ASSET VALUE, per share	$16.29
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	2,950,002
Investments, at cost	$48,440,955
Premiums paid on options contracts purchased	$4,159,609
Premiums received on options contracts written	$1,216,567
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Consolidated Statement of Operations
For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME:
Interest	$835,205
Dividends	44,057
Total investment income	879,262

EXPENSES:
Investment advisory fees	227,864
Total expenses	227,864
NET INVESTMENT INCOME (LOSS)	651,398

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,225
Purchased options contracts	6,392,155
Written options contracts	(5,061,614)
Net realized gain (loss)	1,331,766
Net change in unrealized appreciation (depreciation) on:
Investments	(17,116)
Purchased options contracts	(3,996,275)
Written options contracts	(58,104)
Net change in unrealized appreciation (depreciation)	(4,071,495)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,739,729)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,088,331)
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Consolidated Statements of Changes in Net Assets

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025
OPERATIONS:
Net investment income (loss)	$651,398	$1,874,521
Net realized gain (loss)	1,331,766	15,925,448
Net change in unrealized appreciation (depreciation)	(4,071,495)	1,269,489
Net increase (decrease) in net assets resulting from operations	(2,088,331)	19,069,458

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	—	(18,524,885)
Return of capital	—	(3,846,160)
Total distributions to shareholders	—	(22,371,045)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	9,754,784	62,066,626
Cost of shares redeemed	(12,589,760)	(57,179,167)
Net increase (decrease) in net assets resulting from shareholder transactions	(2,834,976)	4,887,459
Total increase (decrease) in net assets	(4,923,307)	1,585,872

NET ASSETS:
Beginning of period	52,967,815	51,381,943
End of period	$48,044,508	$52,967,815

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	3,100,002	2,800,002
Shares sold	550,000	2,900,000
Shares redeemed	(700,000)	(2,600,000)
Shares outstanding, end of period	2,950,002	3,100,002
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Consolidated Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,				Period Ended 12/31/2021 (a)
		2025	2024	2023	2022
Net asset value, beginning of period	$17.09	$18.35	$18.81	$18.40	$18.93	$19.99
Income from investment operations:
Net investment income (loss)	0.22 (b)	0.62 (b)	0.77 (b)	0.74 (b)	0.08	(0.08)
Net realized and unrealized gain (loss)	(1.02)	5.70	3.37	1.64	(0.54)	(0.98)
Total from investment operations	(0.80)	6.32	4.14	2.38	(0.46)	(1.06)
Distributions paid to shareholders from:
Net investment income	—	(6.28)	(4.15)	(1.67)	(0.05)	—
Return of capital	—	(1.30)	(0.45)	(0.30)	(0.02)	—
Total distributions	—	(7.58)	(4.60)	(1.97)	(0.07)	—
Net asset value, end of period	$16.29	$17.09	$18.35	$18.81	$18.40	$18.93
Total return (c)	(4.68)%	34.46%	21.87%	13.15%	(2.41)%	(5.30)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$48,045	$52,968	$51,382	$29,156	$12,879	$17,980
Ratio of total expenses to average net assets	0.90% (d) (e)	0.91% (e) (f)	0.90% (e)	0.90%	0.90%	0.90% (d)
Ratio of net expenses to average net assets	0.90% (d) (e)	0.90% (e)	0.90% (e)	0.90%	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	2.57% (d) (e)	2.86% (e)	3.77% (e)	3.82%	0.37%	(0.87)% (d)
Portfolio turnover rate (g)	0%	0%	0%	0%	0%	0%

(a)	Inception date is January 20, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain expenses had not been reimbursed by the investment advisor and sub-advisor.

(d)	Annualized.
(e)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(f)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total expenses ratio would have been 0.90%.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
June 30, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the FT Vest Gold Strategy Quarterly Buffer ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “BGLD” on Cboe BZX Exchange, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The Fund’s investment objective is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® Gold Trust (the “Underlying ETF”), up to a predetermined upside cap of 8.74% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -15% over the period from June 1, 2026 through August 31, 2026 (the “Target Outcome Period”). Prior to June 1, 2026, the Fund’s investment objective included an upside cap of 11.51% and 8.92% and a Target Outcome Period of March 2, 2026 to May 29, 2026 and December 1, 2025 to February 27, 2026, respectively. Under normal market conditions, the Fund will invest substantially all of its assets in U.S. Treasury securities, cash and cash equivalents, and in the shares of a wholly-owned subsidiary (the “Subsidiary”) that holds FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. The Subsidiary is wholly-owned by the Fund and is organized under the laws of the Cayman Islands. The Fund does not invest directly in FLEX Options on the Underlying ETF. The Fund gains exposure to these investments exclusively by investing in the Subsidiary. The Fund will invest up to approximately 25% of its total assets in the Subsidiary. As of June 30, 2026 the Fund invested 14.35% of the Fund’s total assets in the Subsidiary. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The consolidated financial statements include the accounts on a consolidated basis of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the consolidated financial statements. The preparation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Consolidated Portfolio of Investments. The Fund’s investments are valued as follows:
Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Over-the-counter options contracts are valued as follows, depending on the market in which the instrument trades: (1) the mean of their most recent bid and ask price, if available; or (2) a price based on

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
June 30, 2026 (Unaudited)
the equivalent exchange-traded option. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs within 15 minutes before or after the close of the respective exchange, the trade price will be used to value such FLEX Option contracts in lieu of the model price.
U.S. Treasuries are valued on the basis of valuations provided by a third-party pricing service approved by the Trust’s Board of Trustees.
Shares of open-end funds are valued based on NAV per share.
If the Fund’s investments are not able to be priced by pre-established pricing methods, such investments may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. A variety of factors may be considered in determining the fair value of such investments.
Valuing the Fund’s holdings using fair value pricing will result in using prices for those holdings that may differ from current market valuations. The Subsidiary’s holdings will be valued in the same manner as the Fund’s holdings.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of June 30, 2026, is included with the Fund’s Consolidated Portfolio of Investments.
B. Investment Transactions and Investment Income
Investment transactions are recorded as of the trade date. Realized gains and losses from investment transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
C. FLEX Options
FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.
The Fund, through the Subsidiary, purchases and sells call and put FLEX Options based on the performance of the Underlying ETF. The FLEX Options that the Subsidiary holds that reference the Underlying ETF will give the Subsidiary the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether the Subsidiary purchases or sells the option. The FLEX Options held by the Subsidiary are European style options, which are exercisable at the strike price only on the FLEX Option expiration date.
When the Subsidiary writes (sells) an option, an amount equal to the premium received by the Subsidiary is included in “Options contracts written, at value” on the Consolidated Statement of Assets and Liabilities. Gain or loss on written options is presented

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
June 30, 2026 (Unaudited)
separately as “Net realized gain (loss) on written options contracts” on the Consolidated Statement of Operations. When the Subsidiary purchases a call or put option, the premium paid represents the cost of the call or put option, which is included in “Options contracts purchased, at value” on the Consolidated Statement of Assets and Liabilities. Gain or loss on purchased options is included in “Net realized gain (loss) on purchased options contracts” on the Consolidated Statement of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid annually, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the consolidated financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for consolidated financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended December 31, 2025 was as follows:

Distributions paid from:
Ordinary income	$18,524,885
Capital gains	—
Return of capital	3,846,160
As of December 31, 2025, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(11,956)
Net unrealized appreciation (depreciation)	727,132
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income, whether or not such earnings are distributed by the Subsidiary to the Fund. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of June 30, 2026, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s consolidated financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2025, for federal income tax purposes, the Fund had $5,000 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
During the taxable year ended December 31, 2025, the Fund utilized $0 of capital loss carryforwards.

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
June 30, 2026 (Unaudited)
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2025, the Fund had no net late year ordinary or capital losses.
As of June 30, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$51,383,997	$842,757	$(4,193,295)	$(3,350,538)
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund’s and the Subsidiary’s investment portfolios, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
First Trust is responsible for the expenses of the Fund and the Subsidiary including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.9000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.8775%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.8550%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.8325%
Fund net assets greater than $10 billion	0.8100%
The Subsidiary does not pay First Trust a separate management fee.
Vest Financial LLC (“Vest”), an affiliate of First Trust, serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Fund, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Advisor and Vest, First Trust will supervise Vest and its management of the investment of the Fund’s assets and will pay Vest for its services as the Fund’s sub-advisor a sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund’s expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month.

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
June 30, 2026 (Unaudited)
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended June 30, 2026, the cost of purchases and proceeds from sales of investments, excluding short-term investments, derivatives, and in-kind transactions, were $0 and $0, respectively.
For the six months ended June 30, 2026, the Fund had no in-kind transactions.
5. Derivative Transactions
The following table presents the types of derivatives held by the Subsidiary at June 30, 2026, the primary underlying risk exposure and the location of these instruments as presented on the Consolidated Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Consolidated Statement of Assets and Liabilities Location	Value	Consolidated Statement of Assets and Liabilities Location	Value
Options contracts	Commodity Risk	Options contracts purchased, at value	$655,905	Options contracts written, at value	$1,058,403
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended June 30, 2026, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Consolidated Statement of Operations Location
Commodity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$6,392,155
Written options contracts	(5,061,614)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(3,996,275)
Written options contracts	(58,104)
During the six months ended June 30, 2026, the premiums for purchased options contracts opened were $8,943,647 and the premiums for purchased options contracts closed, exercised and expired were $8,802,778.
During the six months ended June 30, 2026, the premiums for written options contracts opened were $2,960,665 and the premiums for written options contracts closed, exercised and expired were $2,830,781.

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
June 30, 2026 (Unaudited)
The Fund does not have the right to offset financial assets and financial liabilities related to options contracts on the Consolidated Statement of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2027.
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Event
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there was the following subsequent event:

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
June 30, 2026 (Unaudited)
Effective on or about July 31, 2026, the fiscal year end for the Fund changed from December 31 to September 30. In connection with this change, effective on or about July 31, 2026, the fiscal year-end of the Subsidiary, FT Cayman Subsidiary V, also changed from December 31 to September 30.

Other Information
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
June 30, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended June 30, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended June 30, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Consolidated Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Fund Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the FT Vest Gold Strategy Quarterly Buffer ETF (the “Fund”) and the Investment Sub-Advisory Agreement (the “Fund Sub-Advisory Agreement” and together with the Fund Advisory Agreement, the “Fund Agreements”) among the Trust, on behalf of the Fund, the Advisor and Vest Financial LLC (the “Sub-Advisor”). The Board approved the continuation of the Fund Agreements for a one-year period ending June 30, 2027 at a meeting held on June 7–8, 2026. Because the Fund invests in options contracts through a wholly-owned subsidiary of the Fund (the “Subsidiary”), the Board, including the Independent Trustees, also approved the continuation of an Investment Management Agreement (the “Subsidiary Advisory Agreement”) with the Advisor on behalf of the Subsidiary and an Investment Sub-Advisory Agreement (the “Subsidiary Sub-Advisory Agreement” and together with the Subsidiary Advisory Agreement, the “Subsidiary Agreements”) among the Subsidiary, the Advisor and the Sub-Advisor. The Fund Agreements and the Subsidiary Agreements are referred to herein collectively as the “Agreements.” The Board determined that the continuation of the Agreements is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 13, 2026 and June 7–8, 2026, the Board, including the Independent Trustees, reviewed materials provided by the Advisor and the Sub-Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor and the Sub-Advisor to the Fund and the Subsidiary (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for the Fund, including comparisons of the Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to the Fund and the Subsidiary and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Board reviewed initial materials with the Advisor at the meeting held on April 13, 2026, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor and the Sub-Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 7–8, 2026 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor, among the Trust, the Advisor and the Sub-Advisor, between the Subsidiary and the Advisor and among the Subsidiary, the Advisor and the Sub-Advisor continue to be reasonable business arrangements from the Fund’s perspective. The Board determined that, given the totality of the information

Other Information (Continued)
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
June 30, 2026 (Unaudited)
provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor and the Sub-Advisor manage the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreements, the Board considered the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor under the Agreements. The Board considered that the Advisor is responsible for the overall management and administration of the Trust, the Fund and the Subsidiary and reviewed all of the services provided by the Advisor to the Fund and the Subsidiary, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board noted that the Advisor oversees the Sub-Advisor’s day-to-day management of the Fund’s and the Subsidiary’s investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Fund. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 13, 2026 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Fund and the other funds in the First Trust Fund Complex. With respect to the Fund Sub-Advisory Agreement and the Subsidiary Sub-Advisory Agreement, the Board noted that the Fund is an actively-managed ETF and the Sub-Advisor actively manages the Fund’s and the Subsidiary’s investments. In addition to the written materials provided by the Sub-Advisor, at the April 13, 2026 meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor provides to the Fund and the Subsidiary, including the Sub-Advisor’s day-to-day management of the Fund’s and the Subsidiary’s investments. In considering the Sub-Advisor’s management of the Fund and the Subsidiary, the Board noted the background and experience of the Sub-Advisor’s portfolio management team. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust, the Fund and the Subsidiary by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor, under the oversight of the Advisor, has managed the Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by the Fund under the Fund Advisory Agreement for the services provided. The Board noted that the sub-advisory fee is paid by the Advisor from the unitary fee. The Board considered that as part of the unitary fee the Advisor is responsible for the Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Fund Advisory Agreement and interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board noted that the Advisor receives no compensation under the Subsidiary Advisory Agreement, that the Advisor pays the expenses of the Subsidiary and that no compensation is paid to the Sub-Advisor under the Subsidiary Sub-Advisory Agreement. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because the Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with the Advisor limitations in creating peer groups for actively-managed ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board also noted that not all peer funds employ an advisor/sub-advisor management structure. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Fund and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedule overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to the Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor and the Sub-Advisor for the Fund. The Board determined that this process continues to be effective for reviewing the Fund’s performance. The Board also received and reviewed information comparing the Fund’s performance for periods ended December 31, 2025 to the performance of the funds in the Performance Universe and to that of a benchmark index. The Board noted that the Fund is a target outcome ETF that seeks to provide investors with returns (before fees and expenses) over a defined period of time (typically one quarter of a year) that match the price return of the SPDR Gold Trust (“GLD”), up to a predetermined cap, while providing a buffer

Other Information (Continued)
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
June 30, 2026 (Unaudited)
(before fees and expenses) against certain losses on the price return of GLD. The Board considered information provided by the Sub-Advisor on the Fund’s performance during its four quarterly target outcome periods for the year ended February 28, 2026 and noted that the Fund delivered on its target outcome objective.
On the basis of all the information provided on the unitary fee and performance of the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund (out of which the Sub-Advisor is compensated) continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor to the Fund under the Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund at current asset levels and whether the Fund may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Fund will increase during the next twelve months as the Advisor continues to build infrastructure, including technology, and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the Fund for the twelve months ended December 31, 2025 and the estimated profitability level for the Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for the Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP the exposure of their products to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board also noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
The Board considered the Sub-Advisor’s statement that it believes that the sub-advisory fee for the Fund is appropriate. The Board noted the Sub-Advisor’s statements that it continues to invest in infrastructure, technology and personnel, and that it anticipates that its expenses relating to providing services to the Fund will remain approximately the same for the next twelve months. The Board noted that the Advisor pays the Sub-Advisor from the unitary fee, that the sub-advisory fee will be reduced consistent with the breakpoints in the unitary fee rate schedule and its understanding that the Fund’s sub-advisory fee was the product of an arm’s length negotiation. The Board did not review the profitability of the Sub-Advisor with respect to the Fund. The Board concluded that the profitability analysis for the Advisor was more relevant. The Board considered the potential indirect benefits to the Sub-Advisor from being associated with the Advisor and the Fund, and noted the Sub-Advisor’s statements that it is the Sub-Advisor’s policy currently not to enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. The Board also noted the Sub-Advisor’s statement that its affiliation with each Fund may position the Sub-Advisor to negotiate more favorable terms, pricing or service levels than it otherwise could and contribute to the Sub-Advisor’s total assets under management. The Board also noted the Sub-Advisor’s statement that the foregoing may enhance its reputation and visibility among institutional investors, consultants and investment professionals. The Board concluded that the character and amount of potential indirect benefits to the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.
Disclaimer
The Fund is not sponsored, endorsed, sold or promoted by SPDR® Gold Trust and World Gold Trust Services, LLC, (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to

Other Information (Continued)
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
June 30, 2026 (Unaudited)
be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Underlying ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

Semi-Annual Consolidated Financial Statements and Other Information
For the Six Months Ended June 30, 2026

First Trust Exchange-Traded Fund

FT Vest Gold Strategy Target Income ETF® (IGLD)

FT Vest Gold Strategy Target Income ETF® (IGLD)
Semi-Annual Consolidated Financial Statements and Other Information
June 30, 2026
Performance and Risk Disclosure
There is no assurance that FT Vest Gold Strategy Target Income ETF® (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Vest Gold Strategy Target Income ETF® (IGLD)
Consolidated Portfolio of Investments
June 30, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 152.1%
$793,468,000	U.S. Treasury Bill (a)	(b)	11/27/26	$781,103,452
	(Cost $781,901,655)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
3,027,423	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (c)	3,027,423
	(Cost $3,027,423)
	Total Investments — 152.7%	784,130,875
	(Cost $784,929,078)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.2%
	Call Options Purchased — 0.2%
13,652	SPDR® Gold Shares	$502,912,376	$581.82	11/30/26	1,228,680
	(Cost $5,822,066)
WRITTEN OPTIONS — (54.9)%
	Call Options Written — (0.6)%
(2,920)	SPDR® Gold Shares	(107,566,960)	368.38	07/31/26	(3,217,840)
	(Premiums received $3,213,254)
	Put Options Written — (54.3)%
(13,652)	SPDR® Gold Shares	(502,912,376)	581.82	11/30/26	(278,828,448)
	(Premiums received $237,365,371)
	Total Written Options				(282,046,288)
	(Premiums received $240,578,625)
	Net Other Assets and Liabilities — 2.0%				10,054,276
	Net Assets — 100.0%				$513,367,543

(a)	All or a portion of this security is segregated as collateral for the options written. At June 30, 2026, the segregated value of this security amounts to $364,939,261.
(b)	Zero coupon security.
(c)	Rate shown reflects yield as of June 30, 2026.
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Target Income ETF® (IGLD)
Consolidated Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Consolidated Financial Statements):

ASSETS TABLE
	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$781,103,452	$—	$781,103,452	$—
Money Market Funds	3,027,423	3,027,423	—	—
Total Investments	784,130,875	3,027,423	781,103,452	—
Purchased Options	1,228,680	—	1,228,680	—
Total	$785,359,555	$3,027,423	$782,332,132	$—

LIABILITIES TABLE
	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(282,046,288)	$—	$(282,046,288)	$—
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Target Income ETF® (IGLD)
Consolidated Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

ASSETS:
Investments, at value	$784,130,875
Options contracts purchased, at value	1,228,680
Due from broker	300
Cash segregated as collateral	75,000
Receivables:
Investment securities sold	17,308,613
Dividends	9,986
Total Assets	802,753,454

LIABILITIES:
Options contracts written, at value	282,046,288
Payables:
Investment securities purchased	4,861,106
Capital shares redeemed	2,095,378
Investment advisory fees	383,139
Total Liabilities	289,385,911
NET ASSETS	$513,367,543

NET ASSETS consist of:
Paid-in capital	$563,350,914
Par value	245,000
Accumulated distributable earnings (loss)	(50,228,371)
NET ASSETS	$513,367,543
NET ASSET VALUE, per share	$20.95
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	24,500,002
Investments, at cost	$784,929,078
Premiums paid on options contracts purchased	$5,822,066
Premiums received on options contracts written	$240,578,625
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Target Income ETF® (IGLD)
Consolidated Statement of Operations
For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME:
Interest	$13,239,541
Dividends	53,160
Total investment income	13,292,701

EXPENSES:
Investment advisory fees	2,418,395
Excise tax expense	1,910,864
Other expenses	4
Total expenses	4,329,263
NET INVESTMENT INCOME (LOSS)	8,963,438

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(115,622)
Purchased options contracts	(2,114,025)
Written options contracts	(9,798,382)
Net realized gain (loss)	(12,028,029)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,487,841)
Purchased options contracts	(4,102,297)
Written options contracts	(48,289,739)
Net change in unrealized appreciation (depreciation)	(53,879,877)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(65,907,906)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(56,944,468)
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Target Income ETF® (IGLD)
Consolidated Statements of Changes in Net Assets

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025
OPERATIONS:
Net investment income (loss)	$8,963,438	$9,991,374
Net realized gain (loss)	(12,028,029)	76,999,861
Net change in unrealized appreciation (depreciation)	(53,879,877)	9,449,217
Net increase (decrease) in net assets resulting from operations	(56,944,468)	96,440,452

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(55,122,375)	(33,271,675)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	260,526,013	346,356,328
Cost of shares redeemed	(82,206,427)	(93,307,347)
Net increase (decrease) in net assets resulting from shareholder transactions	178,319,586	253,048,981
Total increase (decrease) in net assets	66,252,743	316,217,758

NET ASSETS:
Beginning of period	447,114,800	130,897,042
End of period	$513,367,543	$447,114,800

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	17,950,002	6,950,002
Shares sold	10,100,000	15,300,000
Shares redeemed	(3,550,000)	(4,300,000)
Shares outstanding, end of period	24,500,002	17,950,002
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Target Income ETF® (IGLD)
Consolidated Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,				Period Ended 12/31/2021 (a)
		2025	2024	2023	2022
Net asset value, beginning of period	$24.91	$18.83	$19.28	$18.81	$20.31	$20.14
Income from investment operations:
Net investment income (loss)	0.39 (b)	0.90 (b)	1.11 (b)	1.04 (b)	0.14	(0.08)
Net realized and unrealized gain (loss)	(1.94)	7.66	2.37	0.94	(0.79)	0.71
Total from investment operations	(1.55)	8.56	3.48	1.98	(0.65)	0.63
Distributions paid to shareholders from:
Net investment income	(2.41)	(2.48)	(3.32)	(1.17)	—	—
Return of capital	—	—	(0.61)	(0.34)	(0.85)	(0.46)
Total distributions	(2.41)	(2.48)	(3.93)	(1.51)	(0.85)	(0.46)
Net asset value, end of period	$20.95	$24.91	$18.83	$19.28	$18.81	$20.31
Total return (c)	(7.59)%	47.39%	18.80%	10.95%	(3.26)%	3.14%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$513,368	$447,115	$130,897	$84,823	$38,570	$31,476
Ratio of total expenses to average net assets	1.52% (d) (e)	0.86% (e)	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	3.15% (d)	3.95%	5.52%	5.47%	0.69%	(0.76)% (d)
Portfolio turnover rate (f)	0%	0%	0%	0%	0%	0%

(a)	Inception date is March 2, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements
FT Vest Gold Strategy Target Income ETF® (IGLD)
June 30, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the FT Vest Gold Strategy Target Income ETF® (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “IGLD” on Cboe BZX Exchange, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The Fund’s investment objective is to seek to deliver participation in the price returns of the SPDR® Gold Trust (the “Underlying ETF”) while providing a consistent level of income. The Fund’s investments principally include short-term U.S. Treasury securities, cash and cash equivalents, and the shares of a wholly-owned subsidiary (the “Subsidiary”) that holds FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. In seeking to achieve its objective, the Fund, through the Subsidiary, will generally purchase or sell FLEX Options. In combination, the purchased call and sold put options generally provide exposure to price returns of the Underlying ETF both on the upside and downside. The Subsidiary is wholly-owned by the Fund and is organized under the laws of the Cayman Islands. The Fund may invest up to 25% of its total assets in the Subsidiary. As of June 30, 2026, the Fund invested 16.28% of the Fund’s total assets in the Subsidiary. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The consolidated financial statements include the accounts on a consolidated basis of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the consolidated financial statements. The preparation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Consolidated Portfolio of Investments. The Fund’s investments are valued as follows:
Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Over-the-counter options contracts are valued as follows, depending on the market in which the instrument trades: (1) the mean of their most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs within 15 minutes before or after the close of the respective exchange, the trade price will be used to value such FLEX Option contracts in lieu of the model price.

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Target Income ETF® (IGLD)
June 30, 2026 (Unaudited)
U.S. Treasuries are valued on the basis of valuations provided by a third-party pricing service approved by the Trust’s Board of Trustees.
Shares of open-end funds are valued based on NAV per share.
If the Fund’s investments are not able to be priced by pre-established pricing methods, such investments may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. A variety of factors may be considered in determining the fair value of such investments.
Valuing the Fund’s holdings using fair value pricing will result in using prices for those holdings that may differ from current market valuations. The Subsidiary’s holdings will be valued in the same manner as the Fund’s holdings.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of June 30, 2026, is included with the Fund’s Consolidated Portfolio of Investments.
B. Investment Transactions and Investment Income
Investment transactions are recorded as of the trade date. Realized gains and losses from investment transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
C. FLEX Options
FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.
The Fund, through the Subsidiary, purchases and sells call and put FLEX Options based on the performance of the Underlying ETF. The FLEX Options that the Subsidiary holds that reference the Underlying ETF will give the Subsidiary the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether the Subsidiary purchases or sells the option. The FLEX Options held by the Subsidiary are European style options, which are exercisable at the strike price only on the FLEX Option expiration date.
When the Subsidiary writes (sells) an option, an amount equal to the premium received by the Subsidiary is included in “Options contracts written, at value” on the Consolidated Statement of Assets and Liabilities. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options contracts” on the Consolidated Statement of Operations. When the Subsidiary purchases a call or put option, the premium paid represents the cost of the call or put option, which is included in “Options

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Target Income ETF® (IGLD)
June 30, 2026 (Unaudited)
contracts purchased, at value” on the Consolidated Statement of Assets and Liabilities. Gain or loss on purchased options is included in “Net realized gain (loss) on purchased options contracts” on the Consolidated Statement of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the consolidated financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for consolidated financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended December 31, 2025 was as follows:

Distributions paid from:
Ordinary income	$33,271,675
Capital gains	—
Return of capital	—
As of December 31, 2025, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$61,175,203
Accumulated capital and other gain (loss)	(70,780)
Net unrealized appreciation (depreciation)	7,057,748
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income, whether or not such earnings are distributed by the Subsidiary to the Fund. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of June 30, 2026, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s consolidated financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2025, for federal income tax purposes, the Fund had $31,138 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
During the taxable year ended December 31, 2025, the Fund utilized $1,201 of capital loss carryforwards.

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Target Income ETF® (IGLD)
June 30, 2026 (Unaudited)
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2025, the Fund had no net late year ordinary or capital losses.
As of June 30, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$550,172,519	$—	$(46,859,252)	$(46,859,252)
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund’s and the Subsidiary’s investment portfolios, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
First Trust is responsible for the expenses of the Fund and the Subsidiary including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
The Subsidiary does not pay First Trust a separate management fee.
Vest Financial LLC (“Vest”, or the “Sub-Advisor”), an affiliate of First Trust, serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Fund, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Advisor and Vest, First Trust will supervise Vest and its management of the investment of the Fund’s assets and will pay Vest for its services as the

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Target Income ETF® (IGLD)
June 30, 2026 (Unaudited)
Fund’s sub-advisor a sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund’s expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended June 30, 2026, the cost of purchases and proceeds from sales of investments, excluding short-term investments, derivatives, and in-kind transactions, were $0 and $0, respectively.
For the six months ended June 30, 2026, the Fund had no in-kind transactions.
5. Derivative Transactions
The following table presents the types of derivatives held by the Subsidiary at June 30, 2026, the primary underlying risk exposure and the location of these instruments as presented on the Consolidated Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Consolidated Statement of Assets and Liabilities Location	Value	Consolidated Statement of Assets and Liabilities Location	Value
Options contracts	Commodity Risk	Options contracts purchased, at value	$1,228,680	Options contracts written, at value	$282,046,288
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended June 30, 2026, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Consolidated Statement of Operations Location
Commodity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$(2,114,025)
Written options contracts	(9,798,382)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(4,102,297)
Written options contracts	(48,289,739)
During the six months ended June 30, 2026, the premiums for purchased options contracts opened were $5,494,151 and the premiums for purchased options contracts closed, exercised and expired were $4,618,774.

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Target Income ETF® (IGLD)
June 30, 2026 (Unaudited)
During the six months ended June 30, 2026, the premiums for written options contracts opened were $104,077,615 and the premiums for written options contracts closed, exercised and expired were $64,845,194.
The Fund does not have the right to offset financial assets and financial liabilities related to options contracts on the Consolidated Statement of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2027.
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Target Income ETF® (IGLD)
June 30, 2026 (Unaudited)
9. Subsequent Event
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there was the following subsequent event:
Effective on or about July 31, 2026, the fiscal year end for the Fund changed from December 31 to September 30. In connection with this change, effective on or about July 31, 2026, the fiscal year-end of the Subsidiary, FT Cayman Subsidiary V, also changed from December 31 to September 30.

Other Information
FT Vest Gold Strategy Target Income ETF® (IGLD)
June 30, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended June 30, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended June 30, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Consolidated Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Fund Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the FT Vest Gold Strategy Target Income ETF (the “Fund”) and the Investment Sub-Advisory Agreement (the “Fund Sub-Advisory Agreement” and together with the Fund Advisory Agreement, the “Fund Agreements”) among the Trust, on behalf of the Fund, the Advisor and Vest Financial LLC (the “Sub-Advisor”). The Board approved the continuation of the Fund Agreements for a one-year period ending June 30, 2027 at a meeting held on June 7–8, 2026. Because the Fund invests in options contracts through a wholly-owned subsidiary of the Fund (the “Subsidiary”), the Board, including the Independent Trustees, also approved the continuation of an Investment Management Agreement (the “Subsidiary Advisory Agreement”) with the Advisor on behalf of the Subsidiary and an Investment Sub-Advisory Agreement (the “Subsidiary Sub-Advisory Agreement” and together with the Subsidiary Advisory Agreement, the “Subsidiary Agreements”) among the Subsidiary, the Advisor and the Sub-Advisor. The Fund Agreements and the Subsidiary Agreements are referred to herein collectively as the “Agreements.” The Board determined that the continuation of the Agreements is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 13, 2026 and June 7–8, 2026, the Board, including the Independent Trustees, reviewed materials provided by the Advisor and the Sub-Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor and the Sub-Advisor to the Fund and the Subsidiary (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for the Fund, including comparisons of the Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to the Fund and the Subsidiary and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Board reviewed initial materials with the Advisor at the meeting held on April 13, 2026, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor and the Sub-Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 7–8, 2026 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor, among the Trust, the Advisor and the Sub-Advisor, between the Subsidiary and the Advisor and among the Subsidiary, the Advisor and the Sub-Advisor continue to be reasonable business arrangements from the Fund’s perspective. The Board determined that, given the totality of the information

Other Information (Continued)
FT Vest Gold Strategy Target Income ETF® (IGLD)
June 30, 2026 (Unaudited)
provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor and the Sub-Advisor manage the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreements, the Board considered the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor under the Agreements. The Board considered that the Advisor is responsible for the overall management and administration of the Trust, the Fund and the Subsidiary and reviewed all of the services provided by the Advisor to the Fund and the Subsidiary, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board noted that the Advisor oversees the Sub-Advisor’s day-to-day management of the Fund’s and the Subsidiary’s investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Fund. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 13, 2026 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Fund and the other funds in the First Trust Fund Complex. With respect to the Fund Sub-Advisory Agreement and the Subsidiary Sub-Advisory Agreement, the Board noted that the Fund is an actively-managed ETF and the Sub-Advisor actively manages the Fund’s and the Subsidiary’s investments. In addition to the written materials provided by the Sub-Advisor, at the April 13, 2026 meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor provides to the Fund and the Subsidiary, including the Sub-Advisor’s day-to-day management of the Fund’s and the Subsidiary’s investments. In considering the Sub-Advisor’s management of the Fund and the Subsidiary, the Board noted the background and experience of the Sub-Advisor’s portfolio management team. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust, the Fund and the Subsidiary by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor, under the oversight of the Advisor, has managed the Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by the Fund under the Fund Advisory Agreement for the services provided. The Board noted that the sub-advisory fee is paid by the Advisor from the unitary fee. The Board considered that as part of the unitary fee the Advisor is responsible for the Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Fund Advisory Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board noted that the Advisor receives no compensation under the Subsidiary Advisory Agreement, that the Advisor pays the expenses of the Subsidiary and that no compensation is paid to the Sub-Advisor under the Subsidiary Sub-Advisory Agreement. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because the Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with the Advisor limitations in creating peer groups for actively-managed ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board also noted that not all peer funds employ an advisor/sub-advisor management structure. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Fund and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedule overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to the Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor and the Sub-Advisor for the Fund. The Board determined that this process continues to be effective for reviewing the Fund’s performance. The Board also received and reviewed information comparing the Fund’s performance for periods ended December 31, 2025 to the performance of the funds in the Performance Universe and to that of a benchmark index. The Board considered that the Fund follows an options-based strategy that seeks to deliver participation in the price returns of the SPDR Gold Trust while providing a consistent level of income, and took this strategy into account when considering the comparative performance information.

Other Information (Continued)
FT Vest Gold Strategy Target Income ETF® (IGLD)
June 30, 2026 (Unaudited)
On the basis of all the information provided on the unitary fee and performance of the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund (out of which the Sub-Advisor is compensated) continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor to the Fund under the Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund at current asset levels and whether the Fund may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Fund will increase during the next twelve months as the Advisor continues to build infrastructure, including technology, and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the Fund for the twelve months ended December 31, 2025 and the estimated profitability level for the Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for the Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP the exposure of their products to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board also noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
The Board considered the Sub-Advisor’s statement that it believes that the sub-advisory fee for the Fund is appropriate. The Board noted the Sub-Advisor’s statements that it continues to invest in infrastructure, technology and personnel, and that it anticipates that its expenses relating to providing services to the Fund will remain approximately the same for the next twelve months. The Board noted that the Advisor pays the Sub-Advisor from the unitary fee, that the sub-advisory fee will be reduced consistent with the breakpoints in the unitary fee rate schedule and its understanding that the Fund’s sub-advisory fee was the product of an arm’s length negotiation. The Board did not review the profitability of the Sub-Advisor with respect to the Fund. The Board concluded that the profitability analysis for the Advisor was more relevant. The Board considered the potential indirect benefits to the Sub-Advisor from being associated with the Advisor and the Fund, and noted the Sub-Advisor’s statements that it is the Sub-Advisor’s policy currently not to enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. The Board also noted the Sub-Advisor’s statement that its affiliation with each Fund may position the Sub-Advisor to negotiate more favorable terms, pricing or service levels than it otherwise could and contribute to the Sub-Advisor’s total assets under management. The Board also noted the Sub-Advisor’s statement that the foregoing may enhance its reputation and visibility among institutional investors, consultants and investment professionals. The Board concluded that the character and amount of potential indirect benefits to the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.
Disclaimer
The Fund is not sponsored, endorsed, sold or promoted by SPDR® Gold Trust and World Gold Trust Services, LLC, (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Underlying ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended June 30, 2026

First Trust Exchange-Traded Fund

First Trust WCM Developing World Equity ETF (WCME)
First Trust WCM International Equity ETF (WCMI)

First Trust Exchange-Traded Fund
Semi-Annual Financial Statements and Other Information
June 30, 2026
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust WCM Developing World Equity ETF (WCME)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 98.0%
	Bermuda — 2.2%
2,062	Credicorp Ltd.	$803,314
	Brazil — 9.9%
252,033	B3 S.A. - Brasil Bolsa Balcao (BRL)	709,381
165,222	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (BRL)	948,643
17,625	Embraer S.A., ADR	1,124,475
81,515	PRIO S.A. (BRL) (c)	823,472
		3,605,971
	Cayman Islands — 16.1%
45,455	Alibaba Group Holding Ltd. (HKD)	538,133
51,223	Baidu, Inc., Class A (HKD) (c)	715,816
147,283	GDS Holdings Ltd., Class A (HKD) (c)	530,327
85,059	Inter & Co., Inc., Class A	461,870
47,880	NU Holdings Ltd., Class A (c)	639,677
5,843	PDD Holdings, Inc., ADR (c)	445,704
5,893	Sea Ltd., ADR (c)	564,726
124,562	Shenzhou International Group Holdings Ltd. (HKD)	625,125
6,958	Tencent Holdings Ltd. (HKD)	381,309
219,630	Wuxi Biologics Cayman, Inc. (HKD) (c) (d) (e)	968,933
		5,871,620
	China — 5.6%
80,390	BYD Co., Ltd., Class H (HKD)	742,620
15,500	Contemporary Amperex Technology Co., Ltd., Class A (CNY)	897,759
1,018,748	Shandong Weigao Group Medical Polymer Co., Ltd., Class H (HKD)	411,767
		2,052,146
	Hong Kong — 2.0%
79,884	AIA Group Ltd. (HKD)	727,760
	India — 1.8%
22,257	ICICI Bank Ltd., ADR	646,121
	Israel — 3.7%
39,954	Teva Pharmaceutical Industries Ltd., ADR (c)	1,353,642
	Jersey — 2.9%
156,293	Glencore PLC (GBP)	1,065,186
	Kazakhstan — 1.9%
7,813	Kaspi.KZ JSC, ADR	676,918
	Malaysia — 2.5%
436,900	IHH Healthcare Bhd (MYR)	900,052
Shares	Description	Value

	Mexico — 4.2%
81,829	Cemex S.A.B. de C.V., ADR	$981,948
8,511	Vista Energy S.A.B. de C.V., ADR (c)	543,002
		1,524,950
	Panama — 2.6%
5,970	Copa Holdings S.A., Class A	928,753
	South Korea — 22.8%
8,804	Hyundai Rotem Co., Ltd. (KRW)	983,084
8,837	KB Financial Group, Inc. (KRW)	906,915
8,183	Samsung Electronics Co., Ltd. (KRW)	1,764,101
1,362	SK hynix, Inc. (KRW)	2,329,633
2,103	SK Square Co., Ltd. (KRW)	2,303,486
		8,287,219
	Taiwan — 15.2%
64,006	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	4,842,166
16,366	Universal Microwave Technology, Inc. (TWD)	685,845
		5,528,011
	United States — 4.6%
8,594	ACM Research, Inc., Class A (c)	1,090,492
33,183	Coupang, Inc. (c)	576,389
		1,666,881

	Total Investments — 98.0%	35,638,544
	(Cost $32,415,635)
	Net Other Assets and Liabilities — 2.0%	718,914
	Net Assets — 100.0%	$36,357,458

(a)	Portfolio securities are categorized based upon their country of incorporation.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

See Notes to Financial Statements

First Trust WCM Developing World Equity ETF (WCME)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
BRL	– Brazilian Real
CNY	– China Yuan Renminbi
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
KRW	– South Korean Won
MYR	– Malaysian Ringgit
TWD	– New Taiwan Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	30.4%
KRW	23.3
HKD	15.8
TWD	15.5
BRL	7.0
GBP	3.0
MYR	2.5
CNY	2.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$35,638,544	$35,638,544	$—	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust WCM International Equity ETF (WCMI)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 94.7%
	Brazil — 2.8%
7,947,255	Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	$45,935,134
	Canada — 8.3%
809,470	Brookfield Corp.	34,475,327
251,765	Cameco Corp.	25,644,783
837,922	Canadian Natural Resources Ltd.	33,097,919
23,285	Constellation Software, Inc. (CAD)	43,836,383
		137,054,412
	Cayman Islands — 5.7%
174,561	Alibaba Group Holding Ltd., ADR	16,754,365
219,333	Baidu, Inc., ADR (c)	25,067,569
1,108,962	Kanzhun Ltd., ADR	14,272,341
106,905	PDD Holdings, Inc., ADR (c)	8,154,713
6,591,090	Wuxi Biologics Cayman, Inc. (HKD) (c) (d) (e)	29,077,658
		93,326,646
	Curacao — 1.8%
645,956	SLB Ltd.	30,030,494
	Denmark — 1.8%
631,040	Novo Nordisk A/S, ADR	30,252,058
	France — 2.7%
493,302	Societe Generale S.A. (EUR)	43,609,204
	Germany — 8.6%
555,362	Bayer AG (EUR)	30,718,778
2,597,045	Evotec SE (EUR) (c)	14,830,931
101,205	Heidelberg Materials AG (EUR)	19,299,719
41,034	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (EUR)	22,903,461
284,426	Siemens Energy AG (EUR)	53,882,348
		141,635,237
	Guernsey — 0.9%
2,394,923	Genius Sports Ltd. (c)	14,513,233
	Israel — 3.1%
1,499,296	Teva Pharmaceutical Industries Ltd., ADR (c)	50,796,149
	Italy — 3.0%
1,753,593	Lottomatica Group S.p.A. (EUR)	48,688,654
	Japan — 13.2%
2,808,500	Japan Exchange Group, Inc. (JPY)	35,323,242
192,300	Kioxia Holdings Corp. (JPY) (c)	106,063,926
Shares	Description	Value

	Japan (Continued)
697,100	Mizuho Financial Group, Inc. (JPY)	$33,196,871
2,076,397	Sony Group Corp., ADR	41,652,524
		216,236,563
	Jersey — 2.6%
3,393,243	Glencore PLC (GBP)	23,126,030
1,627,392	Wise Group PLC, Class A (GBP) (c)	19,518,601
		42,644,631
	Kazakhstan — 0.8%
157,932	Kaspi.KZ JSC, ADR	13,683,229
	Netherlands — 5.8%
276,996	Nebius Group N.V. (c)	76,497,985
446,315	Prosus N.V. (EUR)	19,373,294
		95,871,279
	South Korea — 2.0%
319,782	KB Financial Group, Inc. (KRW)	32,818,265
	Sweden — 1.7%
655,343	Sandvik AB (SEK)	27,027,868
	Switzerland — 4.8%
233,347	Bunge Global S.A.	24,905,125
63,337	Chubb Ltd.	21,581,449
663,278	UBS Group AG	32,872,058
		79,358,632
	Taiwan — 7.2%
1,563,031	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	118,246,032
	United Kingdom — 17.9%
4,361,084	Babcock International Group PLC (GBP)	55,059,488
424,184	British American Tobacco PLC (GBP)	26,315,624
7,849,626	Convatec Group PLC (GBP) (d) (e)	22,386,152
5,827,730	Haleon PLC (GBP)	26,877,949
5,074,770	Rentokil Initial PLC (GBP)	28,716,350
5,556,658	Rolls-Royce Holdings PLC (GBP)	106,476,384
4,636,268	Tesco PLC (GBP)	28,209,104
		294,041,051

	Total Investments — 94.7%	1,555,768,771
	(Cost $1,377,547,679)
	Net Other Assets and Liabilities — 5.3%	86,849,685
	Net Assets — 100.0%	$1,642,618,456

See Notes to Financial Statements

First Trust WCM International Equity ETF (WCMI)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
(a)	Portfolio securities are categorized based upon their country of incorporation.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
SEK	– Swedish Krona
TWD	– New Taiwan Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	34.7%
GBP	21.7
EUR	16.3
JPY	11.2
TWD	7.6
CAD	2.8
KRW	2.1
HKD	1.9
SEK	1.7
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,555,768,771	$1,555,768,771	$—	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	First Trust WCM Developing World Equity ETF (WCME)	First Trust WCM International Equity ETF (WCMI)
ASSETS:
Investments, at value	$35,638,544	$1,555,768,771
Cash	39,833	86,421,190
Foreign currency, at value	903,062	24
Due from broker	—	5,049
Receivables:
Investment securities sold	1,071,232	—
Dividends	44,526	952,701
Capital shares sold	—	5,306
Reclaims	—	546,523
Total Assets	37,697,197	1,643,699,564

LIABILITIES:
Payables:
Investment securities purchased	1,311,384	—
Investment advisory fees	28,355	1,081,108
Total Liabilities	1,339,739	1,081,108
NET ASSETS	$36,357,458	$1,642,618,456

NET ASSETS consist of:
Paid-in capital	$32,154,991	$1,453,232,314
Par value	18,813	847,504
Accumulated distributable earnings (loss)	4,183,654	188,538,638
NET ASSETS	$36,357,458	$1,642,618,456
NET ASSET VALUE, per share	$19.33	$19.38
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	1,881,339	84,750,443
Investments, at cost	$32,415,635	$1,377,547,679
Foreign currency, at cost (proceeds)	$903,060	$14
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Operations
For the Six Months Ended June 30, 2026 (Unaudited)

	First Trust WCM Developing World Equity ETF (WCME)	First Trust WCM International Equity ETF (WCMI)
INVESTMENT INCOME:
Dividends	$233,200	$10,389,667
Foreign withholding tax	(10,570)	(1,032,707)
Total investment income	222,630	9,356,960

EXPENSES:
Investment advisory fees	132,424	4,922,162
Other expenses	—	5
Total expenses	132,424	4,922,167
NET INVESTMENT INCOME (LOSS)	90,206	4,434,793

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	349,284	(4,641,760)
In-kind redemptions	714,467	25,889,578
Foreign currency transactions	36,598	33,246
Net realized gain (loss)	1,100,349	21,281,064
Net increase from payment by the advisor	47,853	—
Net change in unrealized appreciation (depreciation) on:
Investments	1,748,808	133,297,752
Foreign currency translation	(2,661)	(11,863)
Net change in unrealized appreciation (depreciation)	1,746,147	133,285,889
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,894,349	154,566,953
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,984,555	$159,001,746
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Changes in Net Assets

	First Trust WCM Developing World Equity ETF (WCME)		First Trust WCM International Equity ETF (WCMI)
	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025
OPERATIONS:
Net investment income (loss)	$90,206	$69,842	$4,434,793	$3,067,599
Net realized gain (loss)	1,100,349	471,655	21,281,064	24,171,784
Net increase from payment by the advisor	47,853	6,992	—	—
Net change in unrealized appreciation (depreciation)	1,746,147	1,444,585	133,285,889	42,992,295
Net increase (decrease) in net assets resulting from operations	2,984,555	1,993,074	159,001,746	70,231,678

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(98,206)	(63,850)	(3,922,341)	(3,911,419)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	22,029,698	14,954,293	766,721,305	889,725,909
Cost of shares redeemed	(6,283,990)	(1,481,326)	(71,889,915)	(217,738,763)
Net increase (decrease) in net assets resulting from shareholder transactions	15,745,708	13,472,967	694,831,390	671,987,146
Total increase (decrease) in net assets	18,632,057	15,402,191	849,910,795	738,307,405

NET ASSETS:
Beginning of period	17,725,401	2,323,210	792,707,661	54,400,256
End of period	$36,357,458	$17,725,401	$1,642,618,456	$792,707,661

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,031,339	181,339	46,700,443	4,150,443
Shares sold	1,200,000	950,000	41,950,000	56,100,000
Shares redeemed	(350,000)	(100,000)	(3,900,000)	(13,550,000)
Shares outstanding, end of period	1,881,339	1,031,339	84,750,443	46,700,443
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights
For a share outstanding throughout each period
First Trust WCM Developing World Equity ETF (WCME)

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,			For the Period 5/1/2022 through 12/31/2022(a) (b)	Year Ended April 30,
		2025	2024(a)	2023(a)		2022(a)	2021(a)

Net asset value, beginning of period	$17.19	$12.81	$12.82	$12.18	$12.88	$15.15	$10.99
Income from investment operations:
Net investment income (loss) (c)	0.06	0.13	0.19	0.15	0.09	0.06	—
Net realized and unrealized gain (loss)	2.13 (d)	4.37 (d)	(0.13)	0.68	(0.63)	(1.85)	4.60
Total from investment operations	2.19	4.50	0.06	0.83	(0.54)	(1.79)	4.60
Distributions paid to shareholders from:
From net investment income	(0.05)	(0.12)	(0.07)	(0.19)	(0.16)	(0.01)	(0.03)
From net realized gain	—	—	—	—	—	(0.47)	(0.41)
Total distributions	(0.05)	(0.12)	(0.07)	(0.19)	(0.16)	(0.48)	(0.44)
Net asset value, end of period	$19.33	$17.19	$12.81	$12.82	$12.18	$12.88	$15.15
Total return (e)	12.75% (d)	35.20% (d)	0.45%	6.86%	(4.22)%	(12.06)%	41.73%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$36,357	$17,725	$2,323	$1,901	$1,896	$2,767	$1,495
Ratio of total expenses to average net assets	0.95% (f)	0.96% (g)	12.30%	15.41% (h)	13.75% (f)	13.00%	31.88%
Ratio of net expenses to average net assets	0.95% (f)	0.96% (g)	1.01% (i)	1.19% (h) (j)	1.25% (f)	1.25%	1.25%
Ratio of net investment income (loss) to average net assets	0.65% (f)	0.84%	1.44%	1.23%	1.18% (f)	0.40%	0.01%
Portfolio turnover rate (k)	40%	62%	85%	46%	30%	67%	41%

(a)	Results for periods prior to October 7, 2024 are for WCM Developing World Equity Fund - Institutional Class. The advisor prior to October 7, 2024 was WCM Investment Management, LLC.
(b)	Fiscal year end changed to December 31, effective December 14, 2022.
(c)	Based on average shares outstanding.
(d)
During the six months ended June 30, 2026 and the year ended December 31, 2026, the Fund received payments from the advisor in the amounts of $47,853, and $6,992, respectively, in connection with a trade error, which represents $0.03 and $0.01, respectively, per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.

(e)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(f)	Annualized.
(g)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.95%.
(h)	If tax expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended December 31, 2023.
(i)	Effective October 7, 2024, there is no longer a fee waiver.
(j)
Effective October 1, 2023, the investment advisor to WCM Developing World Equity Fund (the “Predecessor Fund”) contractually agreed to limit the annual operating expenses to 0.95%. Prior to October 1, 2023, the investment advisor to the Predecessor Fund had contractually agreed to limit the annual operating expenses to 1.25%.

(k)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust WCM International Equity ETF (WCMI)

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,			For the Period 5/1/2022 through 12/31/2022(a) (b)	Year Ended April 30,
		2025	2024(a)	2023(a)		2022(a)	2021(a)

Net asset value, beginning of period	$16.97	$13.11	$14.61	$13.26	$13.66	$14.92	$10.92
Income from investment operations:
Net investment income (loss) (c)	0.07	0.14	0.26	0.16	—	0.07	0.01
Net realized and unrealized gain (loss)	2.39	3.85	0.25	1.65	(0.40)	(0.89)	4.23
Total from investment operations	2.46	3.99	0.51	1.81	(0.40)	(0.82)	4.24
Distributions paid to shareholders from:
From net investment income	(0.05)	(0.12)	(0.39)	(0.13)	(0.00) (d)	(0.03)	(0.02)
From net realized gain	—	(0.01)	(1.62)	(0.33)	(0.00) (d)	(0.41)	(0.22)
Total distributions	(0.05)	(0.13)	(2.01)	(0.46)	(0.00)	(0.44)	(0.24)
Net asset value, end of period	$19.38	$16.97	$13.11	$14.61	$13.26	$13.66	$14.92
Total return (e)	14.48%	30.51%	3.48%	13.83%	(2.90)%	(5.74)%	38.83%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,642,618	$792,708	$54,400	$86,960	$59,425	$4,731	$2,751
Ratio of total expenses to average net assets	0.85% (f)	0.86% (g)	1.39%	1.48%	2.73% (f)	7.67%	29.54%
Ratio of net expenses to average net assets excluding interest expense	0.85% (f)	0.86% (g)	0.86% (h)	1.03% (i)	1.25% (f) (j)	1.25%	1.25%
Ratio of net investment income (loss) to average net assets	0.77% (f)	0.88%	1.72%	1.13%	0.04% (f)	0.50%	0.08%
Portfolio turnover rate (k)	25%	111%	65%	39%	20%	59%	19%

(a)	Results for periods prior to October 7, 2024 are for WCM International Equity Fund - Institutional Class. The advisor prior to October 7, 2024 was WCM Investment Management, LLC.
(b)	Fiscal year end changed to December 31, effective December 14, 2022.
(c)	Based on average shares outstanding.
(d)	Amount represents less than $0.01.
(e)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(f)	Annualized.
(g)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.85%.
(h)	Effective October 7, 2024, there is no longer a fee waiver.
(i)
Effective October 1, 2023, the investment advisor to WCM International Equity Fund (the “Predecessor Fund”) contractually agreed to limit the annual operating expenses to 0.85%. Prior to October 1, 2023, the investment advisor to the Predecessor Fund had contractually agreed to limit the annual operating expenses to 1.10%.

(j)
Effective December 31, 2022, the investment advisor to the Predecessor Fund contractually agreed to limit the annual operating expenses to
1.10%. Prior to December 31, 2022, the investment advisor to the Predecessor Fund had contractually agreed to limit the annual operating expenses to 1.25%.

(k)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the two Funds (each a “Fund” and collectively, the “Funds”) listed below. The shares of each Fund are listed and traded on the NYSE Arca, Inc.

First Trust WCM Developing World Equity ETF – (ticker “WCME”)
First Trust WCM International Equity ETF – (ticker “WCMI”)
WCME operates as a non-diversified series of the Trust. WCMI operates as a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act. Each Fund is an actively managed exchange-traded fund representing a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
WCME’s investment objective is to seek to provide investors with long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located in developing countries.
WCMI’s investment objective is to seek to provide investors with long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of non-U.S. domiciled companies / companies not located in the U.S.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
a review of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of June 30, 2026, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid semi-annually, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust WCM Developing World Equity ETF	$63,850	$—	$—
First Trust WCM International Equity ETF	3,679,109	232,310	—
As of December 31, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust WCM Developing World Equity ETF	$6,786	$(91,041)	$1,381,560
First Trust WCM International Equity ETF	(739,996)	(4,824,204)	39,023,433
E. Income and Other Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
Capital Gains. India’s Finance Act, 2024 (“Finance Act, 2024”) was enacted into law on July 23, 2024, and amongst the other provisions, it increased long-term and short-term capital gain rates on sales of Indian securities, effective that date. As per the amended provisions, the long-term capital gains on the sale of listed shares (sold on a recognized stock exchange and where Securities Transaction Tax (“STT”) is paid) in excess of INR 0.125 million are taxed at the rate of 12.5% (plus applicable surcharge and cess), increased from 10% (plus applicable surcharge and cess), subject to satisfaction of certain conditions. As a grandfathering measure, the cost of acquisition for the purpose of calculation of long-term capital asset acquired before February 1, 2018 shall be deemed to be the higher of the following: (a) the actual cost of acquisition of such asset; and (b) lower of (i) the fair market value of such asset as on January 31, 2018 and (ii) full value of consideration as received on its transfer/disposal of the equity shares. The highest effective tax rate on long-term capital gains earned by a Fund could be 14.95% in the case of a non-corporate entity and 13.65% in the case of a corporate entity.
In the case of the sale of listed shares (sold on a recognized stock exchange and where STT is paid) held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 20% (plus applicable surcharge and cess), increased from 15% (plus applicable surcharge and cess), provided the shares are sold on the stock exchange and subjected to STT. The highest effective tax rate on short-term capital gains earned by a Fund could be 23.92% in the case of a non-corporate entity and 21.84% in the case of a corporate entity.
Short-term capital loss can be set-off against both short-term capital gains and long-term capital gains. However, long-term capital loss can be set-off only against long-term capital gains. The unabsorbed (remaining loss after setting off loss during the year against income of the year) short-term and long-term capital loss can be carried forward for immediately succeeding 8 (eight) assessment years.
Buy back. Finance Act, 2024 has amended the provisions for taxation of buyback of shares and provided that the gains arising on buyback of shares will be considered as deemed dividend in the hands of the shareholder and taxed accordingly. (Prior to enactment of Finance Act, 2024, the shareholders were exempt from tax on any income arising on buyback and distribution tax at the rate of 20%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
plus applicable surcharge and cess was payable by the Indian Company on buyback of shares). Further, the cost of acquisition in relation to buyback of shares shall be considered as capital loss in the hands of shareholder and the capital loss can be set off against the capital gain income.
Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains continue to be taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess).
Dividend income. The dividend income earned by a Fund from Indian Companies shall be chargeable to tax at the rate of 20% (plus applicable surcharge and cess). The highest effective tax rate on dividend income arising to a Fund could be 23.92% in the case of a non-corporate entity and 21.84% in the case of a corporate entity. Note that a Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be offset against capital gains tax liability during the year or claimed as a refund in the annual tax return.
Interest income. Interest Income received from the Indian Investee Company shall be continued to be chargeable to tax at the rate of 20% (plus applicable surcharge and cess).
Other income. Any other income (other than capital gain, dividend, interest) earned by a Fund shall be chargeable to tax at the rate of 35% (earlier taxable at the rate of 40%) (plus applicable surcharge and cess).
Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund’s shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years April 30, 2022, and December 31, 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of June 30, 2026, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2025, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust WCM Developing World Equity ETF	$91,041
First Trust WCM International Equity ETF	4,824,204
During the taxable year ended December 31, 2025, the following Fund utilized capital loss carryforwards in the following amount:

Capital Loss Utilized
First Trust WCM Developing World Equity ETF	$112,897

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2025, the following Fund incurred and elected to defer net late year ordinary or capital losses as follows:

	Qualified Late Year Losses
	Ordinary Losses	Capital Losses
First Trust WCM International Equity ETF	$739,996	$—

As of June 30, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust WCM Developing World Equity ETF	$32,415,635	$6,550,172	$(3,327,263)	$3,222,909
First Trust WCM International Equity ETF	1,377,547,679	256,152,359	(77,931,267)	178,221,092
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of each Fund’s assets and is responsible for the expenses of each Fund, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints	WCME	WCMI
Fund net assets up to and including $2.5 billion	0.95000%	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.92625%	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.90250%	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.87875%	0.78625%
Fund net assets greater than $10 billion	0.85500%	0.76500%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
During the six months ended June 30, 2026 and the fiscal year ended December 31, 2025, WCME received payments from the Advisor of $47,853 and $6,992, respectively, in connection with a trade error.
WCM Investment Management, LLC (“WCM” or the “Sub-Advisor”) serves as each Fund’s sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of each Fund, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of each Fund, the Advisor and WCM, First Trust will supervise WCM and its management of the investment of each Fund’s assets and will pay WCM for its services as each Fund’s sub-advisor a sub-advisory fee equal to 50% of the monthly management fee paid to the Advisor, less its share of each Fund’s expenses.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended June 30, 2026, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust WCM Developing World Equity ETF	$22,784,833	$11,056,113
First Trust WCM International Equity ETF	315,135,896	282,559,080
For the six months ended June 30, 2026, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust WCM Developing World Equity ETF	$8,978,299	$5,218,385
First Trust WCM International Equity ETF	655,690,308	73,287,264
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2027.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended June 30, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended June 30, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, the Advisor and WCM Investment Management, LLC (the “Sub-Advisor”) on behalf of each of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust WCM Developing World Equity ETF (WCME)
First Trust WCM International Equity ETF (WCMI)
The Board approved the continuation of the Agreements for each Fund for a one-year period ending June 30, 2027 at a meeting held on June 7–8, 2026. The Board determined for each Fund that the continuation of the Agreements is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 13, 2026 and June 7–8, 2026, the Board, including the Independent Trustees, reviewed materials provided by the Advisor and the Sub-Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor and the Sub-Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Board reviewed initial materials with the Advisor at the meeting held on April 13, 2026, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor and the Sub-Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 7–8, 2026 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor continue to be reasonable business arrangements from each Fund’s perspective. The Board determined that, given the totality of the information provided with

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor and the Sub-Advisor manage the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreements for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board noted that the Advisor oversees the Sub-Advisor’s day-to-day management of each Fund’s investments, including portfolio risk monitoring and performance review. The Board considered that the Sub-Advisor is responsible for the selection and ongoing monitoring of the securities in the Funds’ investment portfolios, but that the Advisor executes each Fund’s portfolio trades. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 13, 2026 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. With respect to the Sub-Advisory Agreement, the Board noted that each Fund is an actively-managed ETF and the Sub-Advisor actively manages the Fund’s investments. The Board reviewed the materials provided by the Sub-Advisor and considered the services that the Sub-Advisor provides to each Fund, including the Sub-Advisor’s day-to-day management of the Funds’ investments. In considering the Sub-Advisor’s management of the Funds, the Board noted the background and experience of the Sub-Advisor’s portfolio management team, including the Board’s prior meetings with members of the portfolio management team. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor, under the oversight of the Advisor, has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by each Fund under the Advisory Agreement for the services provided. The Board noted that the sub-advisory fee for each Fund is paid by the Advisor from the Fund’s unitary fee. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board discussed with the Advisor limitations in creating peer groups for actively-managed ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board also noted that, for each Fund, not all peer funds employ an advisor/sub-advisor management structure. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor and the Sub-Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board also received and reviewed information comparing each Fund’s performance for periods ended December 31, 2025 to the performance of the funds in its Performance Universe and to that of a benchmark index.

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund (out of which the Sub-Advisor is compensated) continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor to each Fund under the Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure, including technology, and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2025 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP the exposure of their products to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
The Board considered the Sub-Advisor’s statements that WCMI has benefited from economies of scale in certain aspects, however, WCME’s current asset levels remain too low to benefit from economies of scale. The Board also noted the Sub-Advisor has continued to build infrastructure, including technology, to improve the services to the Funds and expenses related to providing services are expected to remain approximately the same over the next twelve months. The Board noted that the Advisor pays the Sub-Advisor for each Fund from the unitary fee, that the sub-advisory fee will be reduced consistent with the breakpoints in the unitary fee rate schedule and its understanding that each Fund’s sub-advisory fee was the product of an arm’s length negotiation. The Board did not review the profitability of the Sub-Advisor with respect to each Fund. The Board concluded that the profitability analysis for the Advisor was more relevant. The Board considered the potential indirect benefits to the Sub-Advisor from being associated with the Advisor and the Funds. The Board noted that the Sub-Advisor is not responsible for coordinating execution of Fund trades. The Board concluded that the character and amount of potential indirect benefits to the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.

Semi-Annual Financial Statements and Other Information
For the Period April 21, 2026 (Commencement of Operations) through June 30, 2026

First Trust Exchange-Traded Fund

First Trust WCM Global Equity ETF (WCMG)

First Trust WCM Global Equity ETF (WCMG)
Semi-Annual Financial Statements and Other Information
June 30, 2026
Performance and Risk Disclosure
There is no assurance that First Trust WCM Global Equity ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust WCM Global Equity ETF (WCMG)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.0%
	Bermuda — 0.9%
103	Arch Capital Group Ltd. (c)	$9,997
	Canada — 5.3%
546	Brookfield Corp.	23,254
443	Canadian Natural Resources Ltd.	17,499
9	Constellation Software, Inc. (CAD)	16,943
		57,696
	Cayman Islands — 3.8%
726	Alibaba Group Holding Ltd. (HKD)	8,595
800	Baidu, Inc., Class A (HKD) (c)	11,180
4,783	Wuxi Biologics Cayman, Inc. (HKD) (c) (d) (e)	21,101
		40,876
	Curacao — 1.7%
387	SLB Ltd.	17,992
	Denmark — 1.8%
410	Novo Nordisk A/S, ADR	19,655
	France — 1.9%
237	Societe Generale S.A. (EUR)	20,951
	Germany — 6.7%
474	Bayer AG (EUR)	26,218
89	Heidelberg Materials AG (EUR)	16,972
153	Siemens Energy AG (EUR)	28,985
		72,175
	Guernsey — 0.9%
1,586	Genius Sports Ltd. (c)	9,611
	Israel — 2.3%
722	Teva Pharmaceutical Industries Ltd., ADR (c)	24,461
	Italy — 1.6%
631	Lottomatica Group S.p.A. (EUR)	17,520
	Japan — 6.0%
85	Kioxia Holdings Corp. (JPY) (c)	46,882
885	Sony Group Corp., ADR	17,753
		64,635
	Jersey — 1.7%
2,695	Glencore PLC (GBP)	18,367
	Netherlands — 6.6%
258	Nebius Group N.V. (c)	71,252
	South Korea — 1.8%
189	KB Financial Group, Inc., ADR	19,837
	Switzerland — 4.7%
155	Bunge Global S.A.	16,543
45	Chubb Ltd.	15,334
388	UBS Group AG	19,229
		51,106
Shares	Description	Value

	Taiwan — 4.3%
74	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	$35,340
274	Universal Microwave Technology, Inc. (TWD)	11,483
		46,823
	United Kingdom — 11.7%
2,240	Babcock International Group PLC (GBP)	28,280
358	British American Tobacco PLC (GBP)	22,210
2,106	Haleon PLC, ADR	19,649
2,942	Rolls-Royce Holdings PLC (GBP)	56,375
		126,514
	United States — 35.3%
157	Alphabet, Inc., Class A	56,107
39	AppLovin Corp., Class A (c)	20,094
2,530	Brookdale Senior Living, Inc. (c)	40,708
27	CACI International, Inc., Class A (c)	12,508
253	eBay, Inc.	28,273
63	General Electric Co.	23,545
104	GoDaddy, Inc., Class A (c)	8,828
382	Interactive Brokers Group, Inc., Class A	33,249
777	Janus Living, Inc., Class A1	22,331
20	McKesson Corp.	15,112
64	Reinsurance Group of America, Inc.	13,610
234	Tapestry, Inc.	34,253
104	Tenet Healthcare Corp. (c)	19,456
85	Valero Energy Corp.	22,137
50	Western Digital Corp.	31,936
		382,147
	Total Common Stocks	1,071,615
	(Cost $975,305)
MONEY MARKET FUNDS — 1.0%
10,330	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (f)	10,330
	(Cost $10,330)

	Total Investments — 100.0%	1,081,945
	(Cost $985,635)
	Net Other Assets and Liabilities — 0.0%	259
	Net Assets — 100.0%	$1,082,204

See Notes to Financial Statements

First Trust WCM Global Equity ETF (WCMG)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
(a)	Portfolio securities are categorized based upon their country of incorporation.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of June 30, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
TWD	– New Taiwan Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	67.4%
GBP	11.6
EUR	10.2
JPY	4.3
HKD	3.8
CAD	1.6
TWD	1.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,071,615	$1,071,615	$—	$—
Money Market Funds	10,330	10,330	—	—
Total Investments	$1,081,945	$1,081,945	$—	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust WCM Global Equity ETF (WCMG)
Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

ASSETS:
Investments, at value	$1,081,945
Receivables:
Dividends	531
Reclaims	470
Total Assets	1,082,946

LIABILITIES:
Investment advisory fees payable	742
Total Liabilities	742
NET ASSETS	$1,082,204

NET ASSETS consist of:
Paid-in capital	$982,719
Par value	500
Accumulated distributable earnings (loss)	98,985
NET ASSETS	$1,082,204
NET ASSET VALUE, per share	$21.64
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	50,002
Investments, at cost	$985,635
See Notes to Financial Statements

First Trust WCM Global Equity ETF (WCMG)
Statement of Operations
For the Period Ended June 30, 2026 (a) (Unaudited)

INVESTMENT INCOME:
Dividends	$3,336
Foreign withholding tax	(309)
Total investment income	3,027

EXPENSES:
Investment advisory fees	1,691
Total expenses	1,691
NET INVESTMENT INCOME (LOSS)	1,336

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,390
Foreign currency transactions	(50)
Net realized gain (loss)	1,340
Net change in unrealized appreciation (depreciation) on:
Investments	96,310
Foreign currency translation	(1)
Net change in unrealized appreciation (depreciation)	96,309
NET REALIZED AND UNREALIZED GAIN (LOSS)	97,649
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$98,985

(a)	Inception date is April 21, 2026, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust WCM Global Equity ETF (WCMG)
Statement of Changes in Net Assets

Period Ended 6/30/2026 (a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$1,336
Net realized gain (loss)	1,340
Net change in unrealized appreciation (depreciation)	96,309
Net increase (decrease) in net assets resulting from operations	98,985

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	983,219
Cost of shares redeemed	—
Net increase (decrease) in net assets resulting from shareholder transactions	983,219
Total increase (decrease) in net assets	1,082,204

NET ASSETS:
Beginning of period	—
End of period	$1,082,204

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—
Shares sold	50,002
Shares redeemed	—
Shares outstanding, end of period	50,002

(a)	Inception date is April 21, 2026, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust WCM Global Equity ETF (WCMG)
Financial Highlights
For a share outstanding throughout the period

Period Ended 6/30/2026 (a) (Unaudited)

Net asset value, beginning of period	$19.64
Income from investment operations:
Net investment income (loss) (b)	0.03
Net realized and unrealized gain (loss)	1.97
Total from investment operations	2.00
Net asset value, end of period	$21.64
Total return (c)	10.18%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,082
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	0.67% (d)
Portfolio turnover rate (e)	2%

(a)	Inception date is April 21, 2026, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust WCM Global Equity ETF (WCMG)
June 30, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust WCM Global Equity ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “WCMG” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The Fund seeks to provide investors with long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. Such securities may be issued by companies located throughout the world, including the United States, and may include common stock and depositary receipts (including American Depositary Receipts, European Depositary Receipts, Canadian Depositary Receipts and Global Depositary Receipts).
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.

Notes to Financial Statements (Continued)
First Trust WCM Global Equity ETF (WCMG)
June 30, 2026 (Unaudited)
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
a review of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

Notes to Financial Statements (Continued)
First Trust WCM Global Equity ETF (WCMG)
June 30, 2026 (Unaudited)
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of June 30, 2026, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
C. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statement of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statement of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid semi-annually, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
E. Income Taxes
The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.

Notes to Financial Statements (Continued)
First Trust WCM Global Equity ETF (WCMG)
June 30, 2026 (Unaudited)
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. As of June 30, 2026, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.
As of June 30, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$985,635	$136,050	$(39,740)	$96,310
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%

Notes to Financial Statements (Continued)
First Trust WCM Global Equity ETF (WCMG)
June 30, 2026 (Unaudited)
WCM Investment Management, LLC (“WCM” or the “Sub-Advisor”) serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Fund, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Advisor and WCM, First Trust will supervise WCM and its management of the investment of the Fund’s assets and will pay WCM for its services as the Fund’s sub-advisor a sub-advisory fee equal to 50% of the monthly management fee paid to the Advisor, less its share of the Fund’s expenses.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the period ended June 30, 2026, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $82,235 and $18,690, respectively.
For the period ended June 30, 2026, the cost of in-kind purchases and proceeds from in-kind sales were $910,370 and $0, respectively.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs,

Notes to Financial Statements (Continued)
First Trust WCM Global Equity ETF (WCMG)
June 30, 2026 (Unaudited)
transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 14, 2028.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust WCM Global Equity ETF (WCMG)
June 30, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the period ended June 30, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the period ended June 30, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”), on behalf of First Trust WCM Global Equity ETF (the “Fund”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, on behalf of the Fund, the Advisor and WCM Investment Management, LLC (the “Sub-Advisor”), for an initial two-year term at a meeting held on March 9, 2026. The Board determined that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for the Fund, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the proposed sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund’s perspective.
In evaluating whether to approve the Agreements for the Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that the Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the Sub-Advisor’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the March 9, 2026 meeting, the Board also received a presentation from

Other Information (Continued)
First Trust WCM Global Equity ETF (WCMG)
June 30, 2026 (Unaudited)
representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor will provide to the Fund, and the Trustees were able to ask questions about the proposed investment strategy for the Fund. The Board noted the background and experience of the Sub-Advisor’s portfolio management team and the Sub-Advisor’s investment style. In addition, the Board noted the historical performance of a separately managed account managed by the Sub-Advisor in the proposed investment strategy for the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by the Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee starting at an annual rate of 0.85% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that, from the unitary fee for the Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund’s unitary fee, less one-half of the Fund’s expenses that the Advisor and Sub-Advisor are responsible for, and that the sub-advisory fee would be reduced consistent with the breakpoints in the unitary fee rate schedule. The Board noted that the Advisor and the Sub-Advisor would be responsible for the Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions (such as dividend and distribution expenses from securities sold short and/or other investment-related costs), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other ETFs. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the Advisor’s statement that the Fund will be unique to the ETF market and the First Trust Fund Complex, but will be most similar to other actively-managed ETFs sub-advised by the Sub-Advisor in the First Trust Fund Complex that provide investors with active global equity exposure and that have unitary fee rate schedules starting at annual rates of 0.85% of their average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreements, the Board determined that the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Fund and whether the Fund may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure, including technology, and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund generally would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the proposed unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board considered that the Sub-Advisor would be paid by the Advisor from the Fund’s unitary fee, that the sub-advisory fee would be reduced consistent with the breakpoints in the Fund’s unitary fee rate schedule and its understanding that the sub-advisory fee for the Fund was the product of an arm’s length negotiation. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Advisory Agreement. The Board considered the Advisor’s estimate of the asset level for the Fund at which the Advisor expects the Advisory Agreement to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Advisory Agreement if the Fund’s assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for the Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement to the Sub-Advisor. The Board concluded that the profitability analysis for the Advisor was more relevant. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board considered indirect benefits that may be realized by the Sub-Advisor from its relationship with the Fund, noting that

Other Information (Continued)
First Trust WCM Global Equity ETF (WCMG)
June 30, 2026 (Unaudited)
the Sub-Advisor does not foresee any indirect benefits. The Board concluded that the character and amount of potential indirect benefits to the Advisor and the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

Semi-Annual Financial Statements and Other Information
For the Period Ended June 30, 2026

First Trust Exchange-Traded Fund

FT Vest Bitcoin Strategy Floor15 ETF - January (BFJA)
FT Vest Bitcoin Strategy Floor15 ETF - April (BFAP)
FT Vest Bitcoin Strategy Floor15 ETF - July (BFJL)
FT Vest Bitcoin Strategy Floor15 ETF - October (BFOC)
FT Vest Bitcoin Strategy & Target Income ETF (DFII)

First Trust Exchange-Traded Fund
Semi-Annual Financial Statements and Other Information
June 30, 2026
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Vest Bitcoin Strategy Floor15 ETF - January (BFJA)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 2.9%
24,397	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (a)	$24,397
	(Cost $24,397)
	Total Investments — 2.9%	24,397
	(Cost $24,397)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 1,529.4%
	Call Options Purchased — 1.3%
47	Cboe Mini Bitcoin U.S. ETF Index	$650,574	$245.04	01/08/27	11,456
65	S&P 500® Mini Index	4,874,610	2,610.53	01/08/27	3
	Total Call Options Purchased				11,459
	(Cost $151,881)
	Put Options Purchased — 1,528.1%
47	Cboe Mini Bitcoin U.S. ETF Index	650,574	181.12	01/08/27	202,084
65	S&P 500® Mini Index	4,874,610	2,784.56	01/08/27	12,819,354
	Total Put Options Purchased				13,021,438
	(Cost $13,032,283)
	Total Purchased Options				13,032,897
	(Cost $13,184,164)
WRITTEN OPTIONS — (1,432.2)%
	Call Options Written — (1.2)%
(47)	Cboe Mini Bitcoin U.S. ETF Index	(650,574)	272.87	01/08/27	(10,020)
(65)	S&P 500® Mini Index	(4,874,610)	2,784.56	01/08/27	(2)
	Total Call Options Written				(10,022)
	(Premiums received $114,338)
	Put Options Written — (1,431.0)%
(47)	Cboe Mini Bitcoin U.S. ETF Index	(650,574)	245.04	01/08/27	(479,260)
(65)	S&P 500® Mini Index	(4,874,610)	2,610.53	01/08/27	(11,715,288)
	Total Put Options Written				(12,194,548)
	(Premiums received $12,094,942)
	Total Written Options				(12,204,570)
	(Premiums received $12,209,280)
	Net Other Assets and Liabilities — (0.1)%				(571)
	Net Assets — 100.0%				$852,153

(a)	Rate shown reflects yield as of June 30, 2026.
See Notes to Financial Statements

FT Vest Bitcoin Strategy Floor15 ETF - January (BFJA)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$24,397	$24,397	$—	$—
Purchased Options	13,032,897	—	13,032,897	—
Total	$13,057,294	$24,397	$13,032,897	$—

LIABILITIES TABLE
	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(12,204,570)	$—	$(12,204,570)	$—
See Notes to Financial Statements

FT Vest Bitcoin Strategy Floor15 ETF - April (BFAP)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.8%
36,309	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (a)	$36,309
	(Cost $36,309)
	Total Investments — 1.8%	36,309
	(Cost $36,309)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 1,314.1%
	Call Options Purchased — 6.2%
135	Cboe Mini Bitcoin U.S. ETF Index	$1,868,670	$183.98	04/09/27	127,854
152	S&P 500® Mini Index	11,399,088	2,436.71	04/09/27	46
	Total Call Options Purchased				127,900
	(Cost $370,197)
	Put Options Purchased — 1,307.9%
135	Cboe Mini Bitcoin U.S. ETF Index	1,868,670	135.98	04/09/27	243,416
152	S&P 500® Mini Index	11,399,088	2,599.16	04/09/27	26,808,959
	Total Put Options Purchased				27,052,375
	(Cost $28,004,941)
	Total Purchased Options				27,180,275
	(Cost $28,375,138)
WRITTEN OPTIONS — (1,215.8)%
	Call Options Written — (4.3)%
(135)	Cboe Mini Bitcoin U.S. ETF Index	(1,868,670)	202.84	04/09/27	(89,136)
(152)	S&P 500® Mini Index	(11,399,088)	2,599.16	04/09/27	(32)
	Total Call Options Written				(89,168)
	(Premiums received $284,960)
	Put Options Written — (1,211.5)%
(135)	Cboe Mini Bitcoin U.S. ETF Index	(1,868,670)	183.98	04/09/27	(632,020)
(152)	S&P 500® Mini Index	(11,399,088)	2,436.71	04/09/27	(24,426,045)
	Total Put Options Written				(25,058,065)
	(Premiums received $25,986,725)
	Total Written Options				(25,147,233)
	(Premiums received $26,271,685)
	Net Other Assets and Liabilities — (0.1)%				(1,062)
	Net Assets — 100.0%				$2,068,289

(a)	Rate shown reflects yield as of June 30, 2026.
See Notes to Financial Statements

FT Vest Bitcoin Strategy Floor15 ETF - April (BFAP)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$36,309	$36,309	$—	$—
Purchased Options	27,180,275	—	27,180,275	—
Total	$27,216,584	$36,309	$27,180,275	$—

LIABILITIES TABLE
	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(25,147,233)	$—	$(25,147,233)	$—
See Notes to Financial Statements

FT Vest Bitcoin Strategy Floor15 ETF - July (BFJL)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 2.1%
71,656	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (a)	$71,656
	(Cost $71,656)
	Total Investments — 2.1%	71,656
	(Cost $71,656)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 1,311.2%
	Call Options Purchased — 14.8%
1,004	iShares Bitcoin Trust ETF	$3,342,316	$38.28	07/09/27	493,968
203	S&P 500® Mini Index	15,223,782	2,810.29	07/09/27	203
	Total Call Options Purchased				494,171
	(Cost $495,839)
	Put Options Purchased — 1,296.4%
1,004	iShares Bitcoin Trust ETF	3,342,316	28.30	07/09/27	335,336
203	S&P 500® Mini Index	15,223,782	2,997.64	07/09/27	42,976,115
	Total Put Options Purchased				43,311,451
	(Cost $43,313,119)
	Total Purchased Options				43,805,622
	(Cost $43,808,958)
WRITTEN OPTIONS — (1,213.0)%
	Call Options Written — (11.0)%
(1,004)	iShares Bitcoin Trust ETF	(3,342,316)	42.55	07/09/27	(368,468)
(203)	S&P 500® Mini Index	(15,223,782)	2,997.64	07/09/27	(203)
	Total Call Options Written				(368,671)
	(Premiums received $367,360)
	Put Options Written — (1,202.0)%
(1,004)	iShares Bitcoin Trust ETF	(3,342,316)	38.28	07/09/27	(810,228)
(203)	S&P 500® Mini Index	(15,223,782)	2,810.29	07/09/27	(39,346,881)
	Total Put Options Written				(40,157,109)
	(Premiums received $40,155,424)
	Total Written Options				(40,525,780)
	(Premiums received $40,522,784)
	Net Other Assets and Liabilities — (0.3)%				(10,647)
	Net Assets — 100.0%				$3,340,851

(a)	Rate shown reflects yield as of June 30, 2026.
See Notes to Financial Statements

FT Vest Bitcoin Strategy Floor15 ETF - July (BFJL)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$71,656	$71,656	$—	$—
Purchased Options	43,805,622	—	43,805,622	—
Total	$43,877,278	$71,656	$43,805,622	$—

LIABILITIES TABLE
	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(40,525,780)	$—	$(40,525,780)	$—
See Notes to Financial Statements

FT Vest Bitcoin Strategy Floor15 ETF - October (BFOC)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.6%
123,376	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (a)	$123,376
	(Cost $123,376)
	Total Investments — 1.6%	123,376
	(Cost $123,376)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 1,566.2%
	Call Options Purchased — 0.2%
333	Cboe Mini Bitcoin U.S. ETF Index	$4,609,386	$311.13	09/30/26	14,489
618	S&P 500® Mini Index	46,346,292	2,493.68	09/30/26	0
	Total Call Options Purchased				14,489
	(Cost $817,286)
	Put Options Purchased — 1,566.0%
333	Cboe Mini Bitcoin U.S. ETF Index	4,609,386	229.97	09/30/26	2,973,633
618	S&P 500® Mini Index	46,346,292	2,659.92	09/30/26	116,355,816
	Total Put Options Purchased				119,329,449
	(Cost $118,217,630)
	Total Purchased Options				119,343,938
	(Cost $119,034,916)
WRITTEN OPTIONS — (1,467.7)%
	Call Options Written — (0.1)%
(333)	Cboe Mini Bitcoin U.S. ETF Index	(4,609,386)	347.55	09/30/26	(12,021)
(618)	S&P 500® Mini Index	(46,346,292)	2,659.92	09/30/26	(0)
	Total Call Options Written				(12,021)
	(Premiums received $677,593)
	Put Options Written — (1,467.6)%
(333)	Cboe Mini Bitcoin U.S. ETF Index	(4,609,386)	311.13	09/30/26	(5,633,821)
(618)	S&P 500® Mini Index	(46,346,292)	2,493.68	09/30/26	(106,196,193)
	Total Put Options Written				(111,830,014)
	(Premiums received $110,322,321)
	Total Written Options				(111,842,035)
	(Premiums received $110,999,914)
	Net Other Assets and Liabilities — (0.1)%				(5,270)
	Net Assets — 100.0%				$7,620,009

(a)	Rate shown reflects yield as of June 30, 2026.
See Notes to Financial Statements

FT Vest Bitcoin Strategy Floor15 ETF - October (BFOC)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$123,376	$123,376	$—	$—
Purchased Options	119,343,938	—	119,343,938	—
Total	$119,467,314	$123,376	$119,343,938	$—

LIABILITIES TABLE
	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(111,842,035)	$—	$(111,842,035)	$—
See Notes to Financial Statements

FT Vest Bitcoin Strategy & Target Income ETF (DFII)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
138,330	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (a)	$138,330
	(Cost $138,330)
	Total Investments — 0.8%	138,330
	(Cost $138,330)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 1,724.0%
	Call Options Purchased — 0.5%
4,749	iShares Bitcoin Trust ETF	$15,809,421	$49.94	09/30/26	71,235
1,249	S&P 500® Mini Index	93,667,506	2,810.29	09/30/26	1,249
	Total Call Options Purchased				72,484
	(Cost $80,893)
	Put Options Purchased — 1,723.5%
1,249	S&P 500® Mini Index	93,667,506	2,997.64	09/30/26	276,673,484
	(Cost $276,675,730)
	Total Purchased Options				276,745,968
	(Cost $276,756,623)
WRITTEN OPTIONS — (1,627.4)%
	Call Options Written — (0.1)%
(157)	Cboe Mini Bitcoin U.S. ETF Index	(2,173,194)	140.76	07/02/26	(13,770)
(1,249)	S&P 500® Mini Index	(93,667,506)	2,997.64	09/30/26	(1,249)
	Total Call Options Written				(15,019)
	(Premiums received $50,916)
	Put Options Written — (1,627.3)%
(4,749)	iShares Bitcoin Trust ETF	(15,809,421)	49.94	09/30/26	(7,688,631)
(1,249)	S&P 500® Mini Index	(93,667,506)	2,810.29	09/30/26	(253,542,004)
	Total Put Options Written				(261,230,635)
	(Premiums received $261,222,067)
	Total Written Options				(261,245,654)
	(Premiums received $261,272,983)
	Net Other Assets and Liabilities — 2.6%				414,001
	Net Assets — 100.0%				$16,052,645

(a)	Rate shown reflects yield as of June 30, 2026.
See Notes to Financial Statements

FT Vest Bitcoin Strategy & Target Income ETF (DFII)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$138,330	$138,330	$—	$—
Purchased Options	276,745,968	—	276,745,968	—
Total	$276,884,298	$138,330	$276,745,968	$—

LIABILITIES TABLE
	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(261,245,654)	$—	$(261,245,654)	$—
See Notes to Financial Statements

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First Trust Exchange-Traded Fund
Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	FT Vest Bitcoin Strategy Floor15 ETF - January (BFJA)	FT Vest Bitcoin Strategy Floor15 ETF - April (BFAP)	FT Vest Bitcoin Strategy Floor15 ETF - July (BFJL)	FT Vest Bitcoin Strategy Floor15 ETF - October (BFOC)
ASSETS:
Investments, at value	$24,397	$36,309	$71,656	$123,376
Options contracts purchased, at value	13,032,897	27,180,275	43,805,622	119,343,938
Due from broker	4	286	302	7
Receivables:
Dividends	71	101	208	360
Investment securities sold	—	—	91,423,004	—
Total Assets	13,057,369	27,216,971	135,300,792	119,467,681

LIABILITIES:
Options contracts written, at value	12,204,570	25,147,233	40,525,780	111,842,035
Payables:
Investment advisory fees	646	1,449	2,474	5,637
Investment securities purchased	—	—	91,431,687	—
Total Liabilities	12,205,216	25,148,682	131,959,941	111,847,672
NET ASSETS	$852,153	$2,068,289	$3,340,851	$7,620,009

NET ASSETS consist of:
Paid-in capital	$1,001,795	$2,361,314	$4,143,422	$8,607,702
Par value	500	1,500	2,000	4,500
Accumulated distributable earnings (loss)	(150,142)	(294,525)	(804,571)	(992,193)
NET ASSETS	$852,153	$2,068,289	$3,340,851	$7,620,009
NET ASSET VALUE, per share	$17.04	$13.79	$16.70	$16.93
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	50,002	150,002	200,002	450,002
Investments, at cost	$24,397	$36,309	$71,656	$123,376
Premiums paid on options contracts purchased	$13,184,164	$28,375,138	$43,808,958	$119,034,916
Premiums received on options contracts written	$12,209,280	$26,271,685	$40,522,784	$110,999,914
See Notes to Financial Statements

FT Vest Bitcoin Strategy & Target Income ETF (DFII)

$138,330
276,745,968
37,739

450
576,515,326
853,437,813

261,245,654

12,079
576,127,435
837,385,168
$16,052,645

$29,285,194
14,500
(13,247,049)
$16,052,645
$11.07
1,450,002
$138,330
$276,756,623
$261,272,983
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Operations
For the Period Ended June 30, 2026 (Unaudited)

	FT Vest Bitcoin Strategy Floor15 ETF - January (BFJA) (a)	FT Vest Bitcoin Strategy Floor15 ETF - April (BFAP)	FT Vest Bitcoin Strategy Floor15 ETF - July (BFJL)	FT Vest Bitcoin Strategy Floor15 ETF - October (BFOC)
INVESTMENT INCOME:
Dividends	$427	$448	$1,542	$2,424
Total investment income	427	448	1,542	2,424

EXPENSES:
Investment advisory fees	3,898	7,368	15,122	34,921
Total expenses	3,898	7,368	15,122	34,921
NET INVESTMENT INCOME (LOSS)	(3,471)	(6,920)	(13,580)	(32,497)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Purchased options contracts	(114)	152,090	(95,883)	—
Written options contracts	—	599,260	(204,600)	—
Net realized gain (loss)	(114)	751,350	(300,483)	—
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(151,267)	(709,971)	226,075	(112,058)
Written options contracts	4,710	(478,390)	(250,826)	(438,811)
Net change in unrealized appreciation (depreciation)	(146,557)	(1,188,361)	(24,751)	(550,869)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(146,671)	(437,011)	(325,234)	(550,869)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(150,142)	$(443,931)	$(338,814)	$(583,366)

(a)	Inception date is January 9, 2026, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest Bitcoin Strategy & Target Income ETF (DFII)

$3,465
3,465

78,171
78,171
(74,706)

(1,564,414)
(5,363,687)
(6,928,101)

(3,630)
34,630
31,000
(6,897,101)
$(6,971,807)
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Changes in Net Assets

	FT Vest Bitcoin Strategy Floor15 ETF - January (BFJA)	FT Vest Bitcoin Strategy Floor15 ETF - April (BFAP)
	Period Ended 6/30/2026 (a) (Unaudited)	Six Months Ended 6/30/2026 (Unaudited)	Period Ended 12/31/2025 (b)
OPERATIONS:
Net investment income (loss)	$(3,471)	$(6,920)	$(33,948)
Net realized gain (loss)	(114)	751,350	(590,259)
Net change in unrealized appreciation (depreciation)	(146,557)	(1,188,361)	1,117,950
Net increase (decrease) in net assets resulting from operations	(150,142)	(443,931)	493,743

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	—	—	(344,337)
Return of capital	—	—	—
Total distributions to shareholders	—	—	(344,337)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,002,295	696,127	43,439,554
Cost of shares redeemed	—	—	(41,772,867)
Net increase (decrease) in net assets resulting from shareholder transactions	1,002,295	696,127	1,666,687
Total increase (decrease) in net assets	852,153	252,196	1,816,093

NET ASSETS:
Beginning of period	—	1,816,093	—
End of period	$852,153	$2,068,289	$1,816,093

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—	100,002	—
Shares sold	50,002	50,000	1,850,002
Shares redeemed	—	—	(1,750,000)
Shares outstanding, end of period	50,002	150,002	100,002

(a)	Inception date is January 9, 2026, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Inception date is April 3, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(c)	Inception date is June 30, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(d)	Inception date is September 30, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(e)	Inception date is April 2, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest Bitcoin Strategy Floor15 ETF - July (BFJL)		FT Vest Bitcoin Strategy Floor15 ETF - October (BFOC)		FT Vest Bitcoin Strategy & Target Income ETF (DFII)
Six Months Ended 6/30/2026 (Unaudited)	Period Ended 12/31/2025 (c)	Six Months Ended 6/30/2026 (Unaudited)	Period Ended 12/31/2025 (d)	Six Months Ended 6/30/2026 (Unaudited)	Period Ended 12/31/2025 (e)

$(13,580)	$(11,326)	$(32,497)	$(8,839)	$(74,706)	$(61,852)
(300,483)	(424,090)	—	(418,630)	(6,928,101)	(3,829,659)
(24,751)	18,419	(550,869)	17,770	31,000	(14,326)
(338,814)	(416,997)	(583,366)	(409,699)	(6,971,807)	(3,905,837)

—	(48,760)	—	—	(1,654,673)	(714,732)
—	—	—	—	—	(536,459)
—	(48,760)	—	—	(1,654,673)	(1,251,191)

1,873,912	4,090,139	846,967	9,530,066	6,045,841	23,790,312
(912,770)	(905,859)	(846,967)	(916,992)	—	—
961,142	3,184,280	—	8,613,074	6,045,841	23,790,312
622,328	2,718,523	(583,366)	8,203,375	(2,580,639)	18,633,284

2,718,523	—	8,203,375	—	18,633,284	—
$3,340,851	$2,718,523	$7,620,009	$8,203,375	$16,052,645	$18,633,284

150,002	—	450,002	—	1,050,002	—
100,000	200,002	50,000	500,002	400,000	1,050,002
(50,000)	(50,000)	(50,000)	(50,000)	—	—
200,002	150,002	450,002	450,002	1,450,002	1,050,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights
For a share outstanding throughout the period
FT Vest Bitcoin Strategy Floor15 ETF - January (BFJA)

Period Ended 6/30/2026 (a) (Unaudited)

Net asset value, beginning of period	$20.03
Income from investment operations:
Net investment income (loss) (b)	(0.07)
Net realized and unrealized gain (loss)	(2.92)
Total from investment operations	(2.99)
Net asset value, end of period	$17.04
Total return (c)	(14.93)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$852
Ratio of total expenses to average net assets	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.80)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is January 9, 2026, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Bitcoin Strategy Floor15 ETF - April (BFAP)

	Six Months Ended 6/30/2026 (Unaudited)	Period Ended 12/31/2025 (a)

Net asset value, beginning of period	$18.16	$20.18
Income from investment operations:
Net investment income (loss) (b)	(0.06)	(0.16)
Net realized and unrealized gain (loss)	(4.31)	1.58
Total from investment operations	(4.37)	1.42
Distributions paid to shareholders from:
Net investment income	—	(0.25)
Net realized gain	—	(3.19)
Total distributions	—	(3.44)
Net asset value, end of period	$13.79	$18.16
Total return (c)	(24.06)%	7.05%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,068	$1,816
Ratio of total expenses to average net assets	0.90% (d)	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.85)% (d)	(0.84)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is April 3, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Bitcoin Strategy Floor15 ETF - July (BFJL)

	Six Months Ended 6/30/2026 (Unaudited)	Period Ended 12/31/2025 (a)

Net asset value, beginning of period	$18.12	$19.89
Income from investment operations:
Net investment income (loss) (b)	(0.07)	(0.08)
Net realized and unrealized gain (loss)	(1.35)	(1.44)
Total from investment operations	(1.42)	(1.52)
Distributions paid to shareholders from:
Net investment income	—	(0.15)
Net realized gain	—	(0.10)
Total distributions	—	(0.25)
Net asset value, end of period	$16.70	$18.12
Total return (c)	(7.84)%	(7.67)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,341	$2,719
Ratio of total expenses to average net assets	0.90% (d)	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)	(0.81)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is June 30, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Bitcoin Strategy Floor15 ETF - October (BFOC)

	Six Months Ended 6/30/2026 (Unaudited)	Period Ended 12/31/2025 (a)

Net asset value, beginning of period	$18.23	$20.02
Income from investment operations:
Net investment income (loss) (b)	(0.07)	(0.04)
Net realized and unrealized gain (loss)	(1.23)	(1.75)
Total from investment operations	(1.30)	(1.79)
Net asset value, end of period	$16.93	$18.23
Total return (c)	(7.13)%	(8.94)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$7,620	$8,203
Ratio of total expenses to average net assets	0.90% (d)	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.84)% (d)	(0.83)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is September 30, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Bitcoin Strategy & Target Income ETF (DFII)

	Six Months Ended 6/30/2026 (Unaudited)	Period Ended 12/31/2025 (a)

Net asset value, beginning of period	$17.75	$20.17
Income from investment operations:
Net investment income (loss) (b)	(0.06)	(0.13)
Net realized and unrealized gain (loss)	(5.29)	0.48 (c)
Total from investment operations	(5.35)	0.35
Distributions paid to shareholders from:
Net investment income	(1.33)	(1.58)
Return of capital	—	(1.19)
Total distributions	(1.33)	(2.77)
Net asset value, end of period	$11.07	$17.75
Total return (d)	(31.72)%	(0.63)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$16,053	$18,633
Ratio of total expenses to average net assets	0.85% (e)	0.85% (e)
Ratio of net investment income (loss) to average net assets	(0.81)% (e)	(0.81)% (e)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is April 2, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the five funds (each a “Fund” and collectively, the “Funds”) listed below, each a non-diversified series of the Trust. The shares of each Fund are listed and traded on the NYSE Arca, Inc.

FT Vest Bitcoin Strategy Floor15 ETF - January – (ticker “BFJA”)(1)
FT Vest Bitcoin Strategy Floor15 ETF - April – (ticker “BFAP”)
FT Vest Bitcoin Strategy Floor15 ETF - July – (ticker “BFJL”)
FT Vest Bitcoin Strategy Floor15 ETF - October – (ticker “BFOC”)
FT Vest Bitcoin Strategy & Target Income ETF – (ticker “DFII”)

(1)	Commenced investment operations on January 9, 2026.
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund (“ETF”).
The investment objective of BFJA is to seek to provide investors with returns (before fees and expenses) that match the price return of a reference asset which seeks to reflect generally (before fees and expenses) the performance of the price of bitcoin (the “Bitcoin Reference Instrument”), up to a predetermined upside cap of 28.06% (before fees and expenses) while providing a maximum loss of 15% (before fees and expenses) of Bitcoin Reference Instrument losses (i.e., the “floor”), over the period (an “Outcome Period”) from January 12, 2026 through January 8, 2027.
The investment objective of BFAP is to seek to provide investors with returns (before fees and expenses) that match the price return of a reference asset which seeks to reflect generally (before fees and expenses) the performance of the price of the Bitcoin Reference Instrument, up to a predetermined upside cap of 26.79% (before fees and expenses) while providing a maximum loss of 15% (before fees and expenses) of Bitcoin Reference Instrument losses (i.e., the “floor”), over the period from April 1, 2026 through April 9, 2027. Prior to April 1, 2026, the Fund’s investment objective included an upside cap of 34.51% and an Outcome Period of April 4, 2025 through March 31, 2026.
The investment objective of BFJL is to seek to provide investors with returns (before fees and expenses) that match the price return of a reference asset which seeks to reflect generally (before fees and expenses) the performance of the price of the Bitcoin Reference Instrument, up to a predetermined upside cap of 27.82% (before fees and expenses) while providing a maximum loss of 15% (before fees and expenses) of Bitcoin Reference Instrument losses (i.e., the “floor”), over the period from July 1, 2026 through July 9, 2027. Prior to July 1, 2026, the Fund’s investment objective included an upside cap of 31.26% and an Outcome Period of July 1, 2025 through June 30, 2026.
The investment objective of BFOC is to seek to provide investors with returns (before fees and expenses) that match the price return of a reference asset which seeks to reflect generally (before fees and expenses) the performance of the price of the Bitcoin Reference Instrument, up to a predetermined upside cap of 28.46% (before fees and expenses) while providing a maximum loss of 15% (before fees and expenses) of Bitcoin Reference Instrument losses (i.e., the “floor”), over the period from October 1, 2025 through September 30, 2026.
Under normal market conditions, each of BFJA, BFAP, BFJL and BFOC invests at least 80% of its net assets (plus any borrowings for investment purposes) in investments that are needed to provide exposure to bitcoin and to provide the Fund’s “floor” as described above. In seeking to achieve its objective, each of BFJA, BFAP, BFJL and BFOC will invest in option contracts, which include FLexible EXchange Options (“FLEX Options”), standardized listed options and/or over-the-counter options (collectively, “Options”)
that each utilize the Bitcoin Reference Instrument as the reference asset and short-term U.S. Treasury securities, cash and cash equivalents.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
The investment objective of DFII seeks to deliver partial participation in the returns of bitcoin while providing a high level of income. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to bitcoin or income-producing investments.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Over-the-counter options contracts are valued as follows, depending on the market in which the instrument trades: (1) the mean of their most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs within 15 minutes before or after the close of the respective exchange, the trade price will be used to value such FLEX Option contracts in lieu of the model price.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
a review of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of June 30, 2026, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.
C. FLEX Options
FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.
Each Fund purchases and sells certain call and put FLEX Options based on the performance of the applicable Bitcoin Reference Instrument. The FLEX Options that each Fund holds that reference the applicable Bitcoin Reference Instrument will give each Fund the right to receive or deliver shares of the applicable Bitcoin Reference Instrument or to cash-settle the FLEX Options on the option expiration date at a strike price, depending on whether the option is a put or call option and whether each Fund purchases or sells the option. In addition, each Fund purchases and sells certain other box spread FLEX Options on the S&P 500® Index. Each Fund’s exposure to these S&P 500® Index FLEX Options is designed for them to offset one another and to seek returns similar to those of Treasury bills or other short-term investments. The FLEX Options held by each Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. All options held by each Fund at June 30, 2026 are FLEX Options.
D. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid annually for BFJA, BFAP, BFJL and BFOC and monthly for DFII, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during their taxable period, ending as indicated, was as follows:

	Taxable Year End	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
FT Vest Bitcoin Strategy Floor15 ETF - April	30-Apr-25	$—	$—	$—
FT Vest Bitcoin Strategy Floor15 ETF - July	31-Jul-25	—	—	—
FT Vest Bitcoin Strategy Floor15 ETF - October	31-Oct-25	—	—	—
FT Vest Bitcoin Strategy & Target Income ETF	31-Oct-25	186,350	—	536,459
As of the applicable taxable period end, the components of distributable earnings on a tax basis for each Fund were as follows:

	Taxable Year-End	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
FT Vest Bitcoin Strategy Floor15 ETF - April	30-Apr-25	$2,952	$49,996	$—
FT Vest Bitcoin Strategy Floor15 ETF - July	31-Jul-25	—	31,455	—
FT Vest Bitcoin Strategy Floor15 ETF - October	31-Oct-25	—	(73,317)	—
FT Vest Bitcoin Strategy & Target Income ETF	31-Oct-25	—	(518,438)	—
E. Income Taxes
Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable periods ended 2025 for BFAP, BFJL, BFOC and DFII remain open to federal and state audit. As of June 30, 2026, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At each Fund’s applicable taxable period end, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

	Taxable Year End	Non-Expiring Capital Loss Carryforwards
FT Vest Bitcoin Strategy Floor15 ETF - April	30-Apr-25	$—
FT Vest Bitcoin Strategy Floor15 ETF - July	31-Jul-25	—
FT Vest Bitcoin Strategy Floor15 ETF - October	31-Oct-25	73,317
FT Vest Bitcoin Strategy & Target Income ETF	31-Oct-25	518,438

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
As of June 30, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FT Vest Bitcoin Strategy Floor15 ETF - January	$999,281	$334,164	$(480,721)	$(146,557)
FT Vest Bitcoin Strategy Floor15 ETF - April	2,139,762	1,124,452	(1,194,863)	(70,411)
FT Vest Bitcoin Strategy Floor15 ETF - July	3,357,830	—	(6,332)	(6,332)
FT Vest Bitcoin Strategy Floor15 ETF - October	8,158,378	3,412,690	(3,945,789)	(533,099)
FT Vest Bitcoin Strategy & Target Income ETF	15,621,970	35,897	(19,223)	16,674
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee based on a percentage of each Fund’s average daily net assets. The annual unitary management fee payable by each Fund, with the exception of DFII, to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.9000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.8775%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.8550%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.8325%
Fund net assets greater than $10 billion	0.8100%
For DFII, the annual unitary management fee payable by the Fund will be calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
First Trust and Vest Financial LLC (“Vest” or the “Sub-Advisor”), an affiliate of First Trust, are responsible for each Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
Vest serves as the Funds’ sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and Vest, First Trust will supervise Vest and its management of the investment of each Fund’s assets and will pay Vest for its services as the Funds’ sub-advisor a sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund’s expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described above, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to Vest will be reduced to reflect the reduction in the Advisor’s management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the period ended June 30, 2026, the Funds had no purchases or sales of investments, excluding short-term investments and in-kind transactions. Each Fund holds options for a period of one year or less based on the expiration date of the options. For securities transactions purposes, the options are considered short-term investments.
For the period ended June 30, 2026, the Funds had no in-kind transactions.
5. Derivative Transactions
The following table presents the types of derivatives held by each Fund at June 30, 2026, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
BFJA
Options contracts	Equity Risk	Options contracts purchased, at value	$13,032,897	Options contracts written, at value	$12,204,570
BFAP
Options contracts	Equity Risk	Options contracts purchased, at value	27,180,275	Options contracts written, at value	25,147,233
BFJL
Options contracts	Equity Risk	Options contracts purchased, at value	43,805,622	Options contracts written, at value	40,525,780

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
BFOC
Options contracts	Equity Risk	Options contracts purchased, at value	$119,343,938	Options contracts written, at value	$111,842,035
DFII
Options contracts	Equity Risk	Options contracts purchased, at value	276,745,968	Options contracts written, at value	261,245,654
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the period ended June 30, 2026, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	BFJA	BFAP	BFJL	BFOC	DFII
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$(114)	$152,090	$(95,883)	$—	$(1,564,414)
Written options contracts	—	599,260	(204,600)	—	(5,363,687)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(151,267)	(709,971)	226,075	(112,058)	(3,630)
Written options contracts	4,710	(478,390)	(250,826)	(438,811)	34,630
The Funds do not have the right to offset financial assets and financial liabilities related to options contracts on the Statements of Assets and Liabilities.
The following table presents the premiums for purchased options contracts opened, premiums for purchased options contracts closed, exercised and expired, premiums for written options contracts opened, and premiums for written options contracts closed, exercised and expired, for the period ended June 30, 2026, on each Fund’s options contracts.

	Premiums for purchased options contracts opened	Premiums for purchased options contracts closed, exercised and expired	Premiums for written options contracts opened	Premiums for written options contracts closed, exercised and expired
BFJA	$13,184,164	$—	$12,209,280	$—
BFAP	28,375,138	21,580,698	26,271,685	20,903,531
BFJL	69,141,768	63,696,006	64,023,931	59,224,186
BFOC	—	—	—	—
DFII	724,822,180	772,196,061	686,473,396	731,236,619
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2027 for BFAP and DFII, June 18, 2027 for BFJL, September 29, 2027 for BFOC and December 24, 2027 for BFJA.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the period ended June 30, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the period ended June 30, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, the Advisor and Vest Financial LLC (the “Sub-Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
FT Vest Bitcoin Strategy Floor15 ETF – January (BFJA)
FT Vest Bitcoin Strategy Floor15 ETF – April (BFAP)
FT Vest Bitcoin Strategy Floor15 ETF – July (BFJL)
FT Vest Bitcoin Strategy Floor15 ETF – October (BFOC)
The Board approved the Agreements for each Fund for an initial two-year term at a meeting held on March 9-10, 2025 (the “Meeting”). The Board determined for each Fund that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for each Fund, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the proposed sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to each Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from each Fund’s perspective.
In evaluating whether to approve the Agreements for each Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of each Fund and reviewed all of the services to be provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that each Fund will be an actively-managed ETF and

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the Sub-Advisor’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the Meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor will provide to the Funds, and the Trustees were able to ask questions about the proposed investment strategy for the Funds. The Board noted the background and experience of the Sub-Advisor’s portfolio management team and the Sub-Advisor’s investment style. The Board also noted that the Sub-Advisor manages a number of other defined-outcome ETFs in the First Trust Fund Complex. Because the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to each Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by each Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Advisor a unitary fee starting at an annual rate of 0.90% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that, from the unitary fee for each Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund’s unitary fee less one-half of the Fund’s expenses and that the sub-advisory fee would be reduced consistent with the breakpoints in the unitary fee rate schedule. The Board noted that the Advisor and the Sub-Advisor would be responsible for each Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as fee rates charged by the Advisor and the Sub-Advisor to other ETF clients. Because each Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer funds in its Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Funds compared and differed from the peer funds. The Board took this information into account in considering the peer data. In addition, at the Meeting, the Advisor provided additional information on the expense ratios of other peer funds that provide direct or indirect investment exposure to Bitcoin. With respect to fees charged to other ETF clients, the Board considered the Advisor’s statement that the Funds will be unique to the market and the First Trust Fund Complex, but will be most similar to a quarterly defined outcome ETF and the ETFs in the FT Vest U.S. Equity Buffer ETF, FT Vest Nasdaq-100 Buffer ETF and FT Vest International Equity Moderate Buffer ETF product lines in the First Trust Fund Complex, which are managed by the Advisor and sub-advised by the Sub-Advisor and have unitary fee rate schedules starting at annual rates of 0.85% or 0.90% of their respective average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to each Fund under the Agreements, the Board determined that, for each Fund, the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Funds and whether the Funds may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds generally would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the proposed unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board considered that the Sub-Advisor would be paid by the Advisor from each Fund’s unitary fee, that the sub-advisory fee for each Fund would be reduced consistent with the breakpoints in the Fund’s unitary fee rate schedule and its understanding that the sub-advisory fee for each Fund was the product of an arm’s length negotiation. The Board took into consideration the types of costs to be borne by the Advisor in

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
connection with its services to be performed for each Fund under the Advisory Agreement. The Board considered the Advisor’s estimate of the asset level for each Fund at which the Advisor expects the Advisory Agreement for the Fund to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Advisory Agreement for each Fund if its assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for each Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement for each Fund to the Sub-Advisor. The Board concluded that the profitability analysis for the Advisor was more relevant. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. The Board noted the Sub-Advisor’s statements that it does not foresee any indirect benefits from its relationship with the Funds and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential indirect benefits to the Advisor and the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
The Board of Trustees of First Trust Exchange-Traded Fund (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, the Advisor and Vest Financial LLC (the “Sub-Advisor”) on behalf of each of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
FT Vest Bitcoin Strategy & Target Income ETF (DFII)
FT Vest Bitcoin Strategy Floor15 ETF – April (BFAP)
FT Vest Bitcoin Strategy Floor15 ETF – July (BFJL)
The Board approved the continuation of the Agreements for each Fund for a one-year period ending June 30, 2027 at a meeting held on June 7–8, 2026. The Board determined for each Fund that the continuation of the Agreements is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 13, 2026 and June 7–8, 2026, the Board, including the Independent Trustees, reviewed materials provided by the Advisor and the Sub-Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor and the Sub-Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Board reviewed initial materials with the Advisor at the meeting held on April 13, 2026, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor and the Sub-Advisor. Following the April meeting, counsel to the Independent

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 7–8, 2026 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor continue to be reasonable business arrangements from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor and the Sub-Advisor manage the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreements for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board noted that the Advisor oversees the Sub-Advisor’s day-to-day management of each Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 13, 2026 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. With respect to the Sub-Advisory Agreement, the Board noted that each Fund is an actively-managed ETF and the Sub-Advisor actively manages the Fund’s investments. In addition to the written materials provided by the Sub-Advisor, at the April 13, 2026 meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor provides to each Fund, including the Sub-Advisor’s day-to-day management of the Funds’ investments. In considering the Sub-Advisor’s management of the Funds, the Board noted the background and experience of the Sub-Advisor’s portfolio management team. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor, under the oversight of the Advisor, has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by each Fund under the Advisory Agreement for the services provided. The Board noted that the sub-advisory fee for each Fund is paid by the Advisor from the Fund’s unitary fee. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board discussed with the Advisor limitations in creating peer groups for actively-managed ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board also noted that, for each Fund, not all peer funds employ an advisor/sub-advisor management structure. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor and the Sub-Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance.

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
Because DFII commenced operations on April 2, 2025, BFAP commenced operations on April 3, 2025 and BFJL commenced operations on June 30, 2025 and therefore have limited performance histories, comparative performance information for these Funds were not reviewed.
On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund (out of which the Sub-Advisor is compensated) continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor to each Fund under the Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure, including technology, and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the period from inception through December 31, 2025 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the twelve months ended December 31, 2025. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board noted that FTCP has an ownership interest in the Sub-Advisor and considered potential indirect benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as an indirect benefit to the Advisor and FTP the exposure of their products to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
The Board considered the Sub-Advisor’s statement that it believes that the sub-advisory fee for each Fund is appropriate. The Board noted the Sub-Advisor’s statements that it continues to invest in infrastructure, technology and personnel, and that it anticipates that its expenses relating to providing services to the Funds will remain approximately the same for the next twelve months. The Board noted that the Advisor pays the Sub-Advisor for each Fund from the unitary fee, that the sub-advisory fee will be reduced consistent with the breakpoints in the unitary fee rate schedule and its understanding that each Fund’s sub-advisory fee was the product of an arm’s length negotiation. The Board did not review the profitability of the Sub-Advisor with respect to each Fund. The Board considered the potential indirect benefits to the Sub-Advisor from being associated with the Advisor and the Funds, and noted the Sub-Advisor’s statements that it is the Sub-Advisor’s policy currently not to enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. The Board also noted the Sub-Advisor’s statement that its affiliation with each Fund may position the Sub-Advisor to negotiate more favorable terms, pricing or service levels than it otherwise could and contribute to the Sub-Advisor’s total assets under management. The Board also noted the Sub-Advisor’s statement that the foregoing may enhance its reputation and visibility among institutional investors, consultants and investment professionals. The Board concluded that the character and amount of potential indirect benefits to the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.

Semi-Annual Financial Statements and Other Information
For the Period Ended June 30, 2026

First Trust Exchange-Traded Fund

FT Vest Laddered Autocallable Barrier & Income ETF (ACYN)
FT Vest Laddered Autocallable Barrier & Resilient Income ETF (ACYS)
FT Vest Autocallable Barrier & High Income ETF (ACYQ)

First Trust Exchange-Traded Fund
Semi-Annual Financial Statements and Other Information
June 30, 2026
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Vest Laddered Autocallable Barrier & Income ETF (ACYN)
Portfolio of Investments
June 30, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 67.0%
$307,881,200	U.S. Treasury Bill	(a)	07/30/26	$306,991,011
314,413,400	U.S. Treasury Bill	(a)	08/27/26	312,588,387
23,608,700	U.S. Treasury Bill	(a)	09/29/26	23,394,027
	Total U.S. Treasury Bills			642,973,425
	(Cost $642,992,865)

Shares	Description	Value
MONEY MARKET FUNDS — 29.3%
280,391,471	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (b)	280,391,471
	(Cost $280,391,471)

	Total Investments — 96.3%	923,364,896
	(Cost $923,384,336)
	Net Other Assets and Liabilities — 3.7%	35,884,729
	Net Assets — 100.0%	$959,249,625
TOTAL RETURN SWAPS at June 30, 2026 (See Note 2C - Swap Agreements in the Notes to Financial Statements):

Counterparty	Reference Instrument	Fund Pays	Fund Receives	Termination Date	Periodic Payment Frequency	Notional Amount	Upfront Payments Paid/ (Received)	Market Value	Unrealized Appreciation/ (Depreciation)
BNP	Lowest of three Equity returns on S&P 500 Index, Russell 1000 Index, and NASDAQ- 100 Index	SOFR	Return from a basket of components with annualized coupon premiums from 9.72% to 11.44% and maturity dates ranging from 4/1/27 to 6/15/28. (c)	Perpetual	Monthly	$327,413,325	$3,886,667	$3,013,302	$(873,365)
CITI	Lowest of three Equity returns on S&P 500 Index, Russell 1000 Index, and NASDAQ- 100 Index	SOFR	Return from a basket of components with annualized coupon premiums from 9.80% to 13.00% and maturity dates ranging from 4/1/27 to 6/15/28. (c)	Perpetual	Monthly	331,532,261	4,462,173	5,089,169	626,996
JPM	Lowest of three Equity returns on S&P 500 Index, Russell 1000 Index, and NASDAQ- 100 Index	SOFR	Return from a basket of components with annualized coupon premiums from 9.28% to 13.24% and maturity dates ranging from 4/1/27 to 6/15/28. (c)	Perpetual	Monthly	291,580,078	5,121,712	2,862,632	(2,259,080)
							$13,470,552	$10,965,103	$(2,505,449)

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of June 30, 2026.
(c)	The components of the swap are subject to mandatory prepayment. As a result, the actual remaining maturity of the components of the swap may be substantially less than the stated maturities shown.

Abbreviations throughout the Portfolio of Investments:
BNP	– BNP Paribas
CITI	– Citibank N.A.
JPM	– JPMorgan Chase and Co.
SOFR	– Secured Overnight Financing Rate
See Notes to Financial Statements

FT Vest Laddered Autocallable Barrier & Income ETF (ACYN)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$642,973,425	$—	$642,973,425	$—
Money Market Funds	280,391,471	280,391,471	—	—
Total Investments	923,364,896	280,391,471	642,973,425	—
Total Return Swaps	10,965,103	—	10,965,103	—
Total	$934,329,999	$280,391,471	$653,938,528	$—
See Notes to Financial Statements

FT Vest Laddered Autocallable Barrier & Resilient Income ETF (ACYS)
Portfolio of Investments
June 30, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 72.6%
$54,117,500	U.S. Treasury Bill	(a)	07/30/26	$53,961,028
53,795,500	U.S. Treasury Bill	(a)	08/27/26	53,483,244
11,840,300	U.S. Treasury Bill	(a)	09/29/26	11,732,636
	Total U.S. Treasury Bills			119,176,908
	(Cost $119,178,664)

Shares	Description	Value
MONEY MARKET FUNDS — 22.1%
36,158,430	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (b)	36,158,430
	(Cost $36,158,430)

	Total Investments — 94.7%	155,335,338
	(Cost $155,337,094)
	Net Other Assets and Liabilities — 5.3%	8,740,170
	Net Assets — 100.0%	$164,075,508
TOTAL RETURN SWAPS at June 30, 2026 (See Note 2C - Swap Agreements in the Notes to Financial Statements):

Counterparty	Reference Instrument	Fund Pays	Fund Receives	Termination Date	Periodic Payment Frequency	Notional Amount	Upfront Payments Paid/ (Received)	Market Value	Unrealized Appreciation/ (Depreciation)
BNP	Lowest of three Equity returns on S&P 500 Index, Russell 1000 Index, and NASDAQ- 100 Index	SOFR	Return from a basket of components with annualized coupon premiums from 7.64% to 9.80% and maturity dates ranging from 5/3/27 to 6/15/28. (c)	Perpetual	Monthly	$57,014,227	$485,030	$399,002	$(86,028)
CITI	Lowest of three Equity returns on S&P 500 Index, Russell 1000 Index, and NASDAQ- 100 Index	SOFR	Return from a basket of components with annualized coupon premiums from 7.64% to 10.08% and maturity dates ranging from 5/3/27 to 6/15/28. (c)	Perpetual	Monthly	58,666,857	558,632	668,234	109,602
JPM	Lowest of three Equity returns on S&P 500 Index, Russell 1000 Index, and NASDAQ- 100 Index	SOFR	Return from a basket of components with annualized coupon premiums from 7.64% to 9.60% and maturity dates ranging from 5/3/27 to 6/15/28. (c)	Perpetual	Monthly	47,173,813	519,820	301,132	(218,688)
							$1,563,482	$1,368,368	$(195,114)

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of June 30, 2026.
(c)	The components of the swap are subject to mandatory prepayment. As a result, the actual remaining maturity of the components of the swap may be substantially less than the stated maturities shown.

Abbreviations throughout the Portfolio of Investments:
BNP	– BNP Paribas
CITI	– Citibank N.A.
JPM	– JPMorgan Chase and Co.
SOFR	– Secured Overnight Financing Rate
See Notes to Financial Statements

FT Vest Laddered Autocallable Barrier & Resilient Income ETF (ACYS)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$119,176,908	$—	$119,176,908	$—
Money Market Funds	36,158,430	36,158,430	—	—
Total Investments	155,335,338	36,158,430	119,176,908	—
Total Return Swaps	1,368,368	—	1,368,368	—
Total	$156,703,706	$36,158,430	$120,545,276	$—
See Notes to Financial Statements

FT Vest Autocallable Barrier & High Income ETF (ACYQ)
Portfolio of Investments
June 30, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 91.4%
$2,166,700	U.S. Treasury Bill	(a)	07/30/26	$2,160,435
2,166,700	U.S. Treasury Bill	(a)	08/27/26	2,154,124
2,166,700	U.S. Treasury Bill	(a)	09/29/26	2,146,998
	Total U.S. Treasury Bills			6,461,557
	(Cost $6,461,703)

Shares	Description	Value
MONEY MARKET FUNDS — 7.5%
533,560	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (b)	533,560
	(Cost $533,560)

	Total Investments — 98.9%	6,995,117
	(Cost $6,995,263)
	Net Other Assets and Liabilities — 1.1%	78,192
	Net Assets — 100.0%	$7,073,309
TOTAL RETURN SWAPS at June 30, 2026 (See Note 2C - Swap Agreements in the Notes to Financial Statements):

Counterparty	Reference Instrument	Fund Pays	Fund Receives	Termination Date	Periodic Payment Frequency	Notional Amount	Upfront Payments Paid/ (Received)	Market Value	Unrealized Appreciation/ (Depreciation)
BNP	Each underlying autocallable references one stock (c)	SOFR	Return from a basket of components with annualized coupon premiums from 10.24% to 39.52% and maturity dates ranging from 7/1/27 to 6/1/28. (d)	Perpetual	Monthly	$2,334,208	$11,328	$27,529	$16,201
CITI	Each underlying autocallable references one stock (c)	SOFR	Return from a basket of components with annualized coupon premiums from 9.00% to 37.76% and maturity dates ranging from 7/1/27 to 6/1/28. (d)	Perpetual	Monthly	2,334,208	(1,362)	21,888	23,250
JPM	Each underlying autocallable references one stock (c)	SOFR	Return from a basket of components with annualized coupon premiums from 10.08% to 41.16% and maturity dates ranging from 7/1/27 to 6/1/28. (d)	Perpetual	Monthly	2,334,208	9,895	25,827	15,932
							$19,861	$75,244	$55,383

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of June 30, 2026.
(c)
The referenced underlying securities are NVIDIA Corp., Netflix, Inc., Cisco Systems, Inc., Amazon.com, Inc., Alphabet, Inc.,
Class A, Advanced Micro Devices, Inc., Lam Research Corp., Applied Materials, Inc., Broadcom, Inc., ASML Holding N.V.,
Tesla, Inc., and Meta Platforms, Inc., Class A as of June 30, 2026.

(d)	The components of the swap are subject to mandatory prepayment. As a result, the actual remaining maturity of the components of the swap may be substantially less than the stated maturities shown.

See Notes to Financial Statements

FT Vest Autocallable Barrier & High Income ETF (ACYQ)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
BNP	– BNP Paribas
CITI	– Citibank N.A.
JPM	– JPMorgan Chase and Co.
SOFR	– Secured Overnight Financing Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$6,461,557	$—	$6,461,557	$—
Money Market Funds	533,560	533,560	—	—
Total Investments	6,995,117	533,560	6,461,557	—
Total Return Swaps	75,244	—	75,244	—
Total	$7,070,361	$533,560	$6,536,801	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	FT Vest Laddered Autocallable Barrier & Income ETF (ACYN)	FT Vest Laddered Autocallable Barrier & Resilient Income ETF (ACYS)	FT Vest Autocallable Barrier & High Income ETF (ACYQ)
ASSETS:
Investments, at value	$923,364,896	$155,335,338	$6,995,117
Cash	—	4,387,554	—
Swaps, upfront payments paid	13,470,552	1,563,482	19,861
Unrealized appreciation on swap contracts	626,996	109,602	55,383
Receivables:
Capital shares sold	25,789,782	3,072,307	—
Dividends	43,419	7,087	2,183
Interest	2,380	—	—
Investment securities sold	—	4,389,700	1,362
Total Assets	963,298,025	168,865,070	7,073,906

LIABILITIES:
Unrealized depreciation on swap contracts	3,132,445	304,716	—
Payables:
Investment securities purchased	462,395	4,425,442	—
Investment advisory fees	453,560	59,404	597
Total Liabilities	4,048,400	4,789,562	597
NET ASSETS	$959,249,625	$164,075,508	$7,073,309

NET ASSETS consist of:
Paid-in capital	$957,640,573	$163,640,457	$7,012,339
Par value	464,500	80,500	3,500
Accumulated distributable earnings (loss)	1,144,552	354,551	57,470
NET ASSETS	$959,249,625	$164,075,508	$7,073,309
NET ASSET VALUE, per share	$20.65	$20.38	$20.21
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	46,450,002	8,050,002	350,002
Investments, at cost	$923,384,336	$155,337,094	$6,995,263
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Operations
For the Period Ended June 30, 2026 (Unaudited)

	FT Vest Laddered Autocallable Barrier & Income ETF (ACYN) (a)	FT Vest Laddered Autocallable Barrier & Resilient Income ETF (ACYS) (b)	FT Vest Autocallable Barrier & High Income ETF (ACYQ) (c)
INVESTMENT INCOME:
Interest	$3,888,529	$400,803	$647
Dividends	157,170	16,411	2,183
Total investment income	4,045,699	417,214	2,830

EXPENSES:
Investment advisory fees	811,764	82,182	597
Total expenses	811,764	82,182	597
NET INVESTMENT INCOME (LOSS)	3,233,935	335,032	2,233

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(2)	—	—
Swap contracts	8,018,089	216,389	—
Net realized gain (loss)	8,018,087	216,389	—
Net change in unrealized appreciation (depreciation) on:
Investments	(19,440)	(1,756)	(146)
Swap contracts	(2,505,449)	(195,114)	55,383
Net change in unrealized appreciation (depreciation)	(2,524,889)	(196,870)	55,237
NET REALIZED AND UNREALIZED GAIN (LOSS)	5,493,198	19,519	55,237
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,727,133	$354,551	$57,470

(a)	Inception date is February 24, 2026, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Inception date is April 22, 2026, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(c)	Inception date is June 23, 2026, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Changes in Net Assets

	FT Vest Laddered Autocallable Barrier & Income ETF (ACYN)	FT Vest Laddered Autocallable Barrier & Resilient Income ETF (ACYS)	FT Vest Autocallable Barrier & High Income ETF (ACYQ)
	Period Ended 6/30/2026 (a) (Unaudited)	Period Ended 6/30/2026 (b) (Unaudited)	Period Ended 6/30/2026 (c) (Unaudited)
OPERATIONS:
Net investment income (loss)	$3,233,935	$335,032	$2,233
Net realized gain (loss)	8,018,087	216,389	—
Net change in unrealized appreciation (depreciation)	(2,524,889)	(196,870)	55,237
Net increase (decrease) in net assets resulting from operations	8,727,133	354,551	57,470

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(7,582,581)	—	—

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	958,105,073	163,720,957	7,015,839
Cost of shares redeemed	—	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	958,105,073	163,720,957	7,015,839
Total increase (decrease) in net assets	959,249,625	164,075,508	7,073,309

NET ASSETS:
Beginning of period	—	—	—
End of period	$959,249,625	$164,075,508	$7,073,309

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—	—	—
Shares sold	46,450,002	8,050,002	350,002
Shares redeemed	—	—	—
Shares outstanding, end of period	46,450,002	8,050,002	350,002

(a)	Inception date is February 24, 2026, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Inception date is April 22, 2026, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(c)	Inception date is June 23, 2026, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights
For a share outstanding throughout the period
FT Vest Laddered Autocallable Barrier & Income ETF (ACYN)

Period Ended 6/30/2026 (a) (Unaudited)

Net asset value, beginning of period	$20.00
Income from investment operations:
Net investment income (loss) (b)	0.21
Net realized and unrealized gain (loss)	0.80
Total from investment operations	1.01
Distributions paid to shareholders from:
Net investment income	(0.36)
Net asset value, end of period	$20.65
Total return (c)	5.09%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$959,250
Ratio of total expenses to average net assets	0.75% (d)
Ratio of net investment income (loss) to average net assets	2.99% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is February 24, 2026, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest Laddered Autocallable Barrier & Resilient Income ETF (ACYS)

Period Ended 6/30/2026 (a) (Unaudited)

Net asset value, beginning of period	$20.00
Income from investment operations:
Net investment income (loss) (b)	0.11
Net realized and unrealized gain (loss)	0.27
Total from investment operations	0.38
Net asset value, end of period	$20.38
Total return (c)	1.90%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$164,076
Ratio of total expenses to average net assets	0.75% (d)
Ratio of net investment income (loss) to average net assets	3.06% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is April 22, 2026, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest Autocallable Barrier & High Income ETF (ACYQ)

Period Ended 6/30/2026 (a) (Unaudited)

Net asset value, beginning of period	$20.00
Income from investment operations:
Net investment income (loss) (b)	0.01
Net realized and unrealized gain (loss)	0.20
Total from investment operations	0.21
Net asset value, end of period	$20.21
Total return (c)	1.05%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$7,073
Ratio of total expenses to average net assets	0.75% (d)
Ratio of net investment income (loss) to average net assets	2.81% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is June 23, 2026, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the three funds (each a “Fund” and collectively, the “Funds”) listed below, each a non-diversified series of the Trust. The shares of each Fund are listed and traded on the NYSE Arca, Inc.

FT Vest Laddered Autocallable Barrier & Income ETF – (ticker “ACYN”)(1)
FT Vest Laddered Autocallable Barrier & Resilient Income ETF – (ticker “ACYS”)(2)
FT Vest Autocallable Barrier & High Income ETF – (ticker “ACYQ”)(3)

(1)	Commenced investment operations on February 24, 2026.
(2)	Commenced investment operations on April 22, 2026.
(3)	Commenced investment operations on June 23, 2026.
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund.
The investment objective of ACYN is to seek to provide investors with distributions while limiting downside market volatility. ACYN seeks to achieve its investment objective by entering into swap agreements and/or option contracts structured similarly to swap agreements (collectively, hereinafter referred to as “swap agreements” or “swaps”) that seek to deliver a return reflecting the performance of a laddered portfolio of theoretically created “Synthetic Autocallable Contracts”. The Synthetic Autocallable Contracts (“autocallables”) in which the fund invests are linked to one or more broad-based U.S. equity indices such as the S&P 500® Index (“SPX”), Russell 2000® Index (“RTY”), and Nasdaq-100 Index® (“NDX”), or to one or more ETFs that seek to track the performance of such equity market indices. Each autocallable includes predefined rules that determine whether the contract is automatically called (terminates early), whether income (“coupon”) payments are made, or whether losses may be incurred at maturity. These outcomes are based on the value of the worst-performing Underlying Asset on scheduled “observation” dates relative to their value at the start of the contract (the “initial value”). Autocallables have three main features that determine its results: Autocallable Barrier - The contract will end early if the worst-performing Underlying Asset remains at or above its initial value on scheduled call observation dates. Coupon Barrier - Income is paid if the worst-performing Underlying Asset stays above the “coupon barrier” level on scheduled coupon observation dates. Maturity Barrier - If the worst-performing Underlying Asset is down at maturity, but stays above the “maturity barrier” level, the initial notional amount is returned. If the worst-performing Underlying Asset falls below the maturity barrier at maturity, a loss is incurred.
The investment objective of ACYS is to seek to provide investors with distributions while limiting downside market volatility. ACYS seeks to achieve its investment objective by entering into swaps that seek to deliver a return reflecting the performance of a laddered portfolio of theoretically created “Synthetic Autocallable Contracts”. The Synthetic Autocallable Contracts (“autocallables”) in which the fund invests are linked to one or more broad-based U.S. equity indices such as the S&P 500® Index (“SPX”), Russell 2000® Index (“RTY”), and Nasdaq-100 Index® (“NDX”), or to one or more ETFs that seek to track the performance of such equity market indices. Each autocallable includes predefined rules that determine whether the contract is automatically called (terminates early), whether income (“coupon”) payments are made, or whether losses may be incurred at maturity. These outcomes are based on the value of the worst-performing Underlying Asset on scheduled “observation” dates relative to their value at the start of the contract (the “initial value”). Autocallables have three main features that determine its results: Autocallable Barrier - The contract will end early if the worst-performing Underlying Asset remains at or above its initial value on scheduled call observation dates. Coupon Barrier - Income is paid if the worst-performing Underlying Asset stays above the “coupon barrier” level on scheduled coupon observation dates. Maturity Barrier - If the worst-performing Underlying Asset is down at maturity, but stays above the “maturity barrier” level, the initial notional amount is returned. If the worst-performing Underlying Asset falls below the maturity barrier at maturity, a loss is incurred.
The investment objective of ACYQ is to seek to provide investors with a high level of distributions while providing reduced downside risk to equity markets. ACYQ seeks to achieve its investment objective by entering into swaps that seek to deliver returns that reflect the performance of a portfolio of theoretically created “Synthetic Autocallable Contracts”. The Synthetic Autocallable Contracts

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
(“autocallables”) in which the fund invests are each linked to the stock of a company that is among the largest non-financial companies by market capitalization listed on a U.S. stock exchange (“Underlying Reference Asset”). Rather than investing in one contract at a time, the fund, through its autocallables, seeks to diversify its exposure in a balanced manner across 10-15 companies that are expected to include leading companies for innovation in the information technology, healthcare, consumer discretionary and communication services sectors. These contracts are designed to replicate the defined return characteristics of autocallable yield notes, which are debt instruments linked to equity market performance that seek to provide income when certain market conditions are met. Each autocallable includes predefined rules that determine whether the contract is automatically called (terminates early), whether income (“coupon”) payments are made, or whether losses may be incurred at maturity. These outcomes are based on the value of the Underlying Reference Asset on scheduled “observation” dates relative to their value at the start of the contract (the “initial value”). The autocallables have these main features: Coupon Barrier - Income is paid if the Underlying Reference Asset stays at or above a specified coupon barrier level on the scheduled coupon observation date. Maturity Barrier - If the Underlying Reference Asset closes at or above the maturity barrier on the maturity date, the initial notional amount of the contract is returned. If the Underlying Reference Asset falls below the maturity barrier at maturity, a loss is incurred.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
U.S. Treasuries are valued on the basis of valuations provided by a third-party pricing service approved by the Trust’s Board of Trustees.
Shares of open-end funds are valued based on NAV per share.
Swaps are fair valued utilizing quotations provided by a third-party pricing service or, if the third-party pricing service does not provide a value, by quotes provided by the selling dealer or financial institution.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq, Inc. and the London Stock Exchange Alternative Investment Market securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
a review of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of June 30, 2026, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
C. Swap Agreements
Each Fund may enter into swap agreements. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed upon prices, rates, credit event, etc. Payment received or made by a Fund for swaps, if any, are recorded on the Statements of Operations as “Net realized gain (loss) on swap contracts.” When a swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract, if any. Generally, the basis of the contracts, if any, is the premium received or paid. Swap agreements are individually negotiated and involve the risk of the potential inability of the Counterparties to meet the terms of the agreement. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. In the event of a default by a Counterparty, a Fund will seek withdrawal of the collateral and may incur certain costs exercising its rights with respect to the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
collateral. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, a Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. A Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
Swap agreements may increase or decrease the overall volatility of the investments of a Fund. The performance of swap agreements may be affected by changes in the specific interest rate, credit event, security, currency, or other factors that determine the amounts of payments due to and from a Fund. The notional amount represents the U.S. dollar value of the contract as of the day of the opening transaction or contract reset. When a Fund enters into a swap agreement, any premium paid is included in “Swaps, upfront payments paid” on the Statements of Assets and Liabilities.
A total return swap agreement involves the ability for two parties to exchange a sequence of cash flows or liabilities for a predetermined period, with each respective party taking on either fixed or variable rate risk depending on market conditions.
A Fund may enter into total return swap contracts for investment purposes. Swap agreements may be privately negotiated in the over-the-counter market as a bilateral contract or centrally cleared.
D. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
The Funds do not have the right to offset financial assets and financial liabilities related to swap contracts on the Statements of Assets and Liabilities.
E. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
F. Income Taxes
Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. As of June 30, 2026, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.
As of June 30, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FT Vest Laddered Autocallable Barrier & Income ETF	$936,854,888	$632,108	$(3,156,997)	$(2,524,889)
FT Vest Laddered Autocallable Barrier & Resilient Income ETF	156,900,576	111,078	(307,948)	(196,870)
FT Vest Autocallable Barrier & High Income ETF	7,015,124	55,410	(173)	55,237
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
H. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of each Fund’s assets and is responsible for the expenses of each Fund, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit, license fees and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.7500%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.7313%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.7125%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.6938%
Fund net assets greater than $10 billion	0.6750%
Vest Financial, LLC (“Vest” or the “Sub-Advisor”), an affiliate of First Trust, serves as each Fund’s sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
Vest, First Trust will supervise Vest and its management of the investment of each Fund’s assets and will pay Vest for its services as the Funds’ sub-advisor. Vest receives a sub-advisory fee equal to 0.25% of each Fund’s average daily net assets less certain expenses incurred by the Sub-Advisor. The Sub-Advisor’s fees are paid by the Advisor out of the Advisor’s management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the period ended June 30, 2026, the Funds had no purchases or sales of investments, excluding short-term investments.
5. Derivative Transactions
The following table presents the types of derivatives held by each Fund at June 30, 2026, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
ACYN
Swap contracts	Equity Risk	Swaps, upfront payments paid	$13,470,552	Swaps, upfront payments received	$—
		Unrealized appreciation on swap contracts	626,996	Unrealized depreciation on swap contracts	3,132,445
ACYS
Swap contracts	Equity Risk	Swaps, upfront payments paid	1,563,482	Swaps, upfront payments received	—
		Unrealized appreciation on swap contracts	109,602	Unrealized depreciation on swap contracts	304,716
ACYQ
Swap contracts	Equity Risk	Swaps, upfront payments paid	19,861	Swaps, upfront payments received	—
		Unrealized appreciation on swap contracts	55,383	Unrealized depreciation on swap contracts	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the period ended June 30, 2026, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	ACYN	ACYS	ACYQ
Equity Risk Exposure
Net realized gain (loss) on swap contracts	$8,018,089	$216,389	$—
Net change in unrealized appreciation (depreciation) on swap contracts	(2,505,449)	(195,114)	55,383
The average notional value of total return swaps outstanding during the period ended June 30, 2026, which is indicative of the volume of this derivative type for ACYN, ACYS, and ACYQ, was $475,262,832, $81,427,449, and $3,501,312, respectively.
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 19, 2027 for ACYN, April 15, 2028 for ACYS, and June 10, 2028 for ACYQ.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the period ended June 30, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the period ended June 30, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”), on behalf of FT Vest Laddered Autocallable Barrier & Income ETF (the “Fund”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, on behalf of the Fund, the Advisor and Vest Financial LLC (the “Sub-Advisor”), for an initial two-year term at a meeting held on October 20, 2025 (the “Meeting”). The Board determined that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for the Fund, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the proposed sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund’s perspective.
In evaluating whether to approve the Agreements for the Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that the Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the Sub-Advisor’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the Meeting, the Board also received a presentation from representatives of the Sub-

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
Advisor, who discussed the services that the Sub-Advisor will provide to the Fund, and the Trustees were able to ask questions about the proposed investment strategy for the Fund. The Board noted the background and experience of the Sub-Advisor’s portfolio management team and the Sub-Advisor’s investment style. The Board also noted that the Sub-Advisor manages a number of other ETFs in the First Trust Fund Complex that employ derivatives-based investment strategies. Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by the Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee starting at an annual rate of 0.75% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that, from the unitary fee for the Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee at an annual rate of 0.25% of the Fund’s average daily net assets. The Board noted that the Advisor would be responsible for the Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as fee rates charged by the Advisor and the Sub-Advisor to other ETF clients. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for the Fund was equal to the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other ETF clients, the Board considered the Advisor’s statement that the Fund will be unique to the U.S. ETF market and the First Trust Fund Complex, but will be most similar to other ETFs in the First Trust Fund Complex that are managed by the Advisor and sub-advised by the Sub-Advisor and seek to provide a high level of income, which have unitary fee rate schedules starting at an annual rate of either 0.75% or 0.85% of their average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreements, the Board determined that the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Fund and whether the Fund may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund generally would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the proposed unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board considered that the Sub-Advisor would be paid by the Advisor from the Fund’s unitary fee and its understanding that the sub-advisory fee for the Fund was the product of an arm’s length negotiation. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Advisory Agreement. The Board considered the Advisor’s estimate of the asset level for the Fund at which the Advisor expects the Advisory Agreement to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Advisory Agreement if the Fund’s assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for the Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement to the Sub-Advisor. The Board concluded that the profitability analysis for the Advisor was more relevant. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. The Board noted the Sub-Advisor’s statements that it does not foresee any indirect benefits from its relationship with the Fund and that, as a policy, it does not enter into soft-dollar

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential indirect benefits to the Advisor and the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.
The Board of Trustees of First Trust Exchange-Traded Fund (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, the Advisor and Vest Financial LLC (the “Sub-Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
FT Vest Laddered Autocallable Barrier & High Income ETF (ACYQ)
FT Vest Laddered Autocallable Barrier & Resilient Income ETF (ACYS)
FT Vest Laddered Autocallable Barrier & Review ETF (ACRW)
The Board approved the Agreements for each Fund for an initial two-year term at a meeting held on January 23, 2026. The Board determined for each Fund that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for each Fund, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the proposed sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to each Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from each Fund’s perspective.
In evaluating whether to approve the Agreements for each Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of each Fund and reviewed all of the services to be provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that each Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the Sub-Advisor’s day-to-day management of each Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and the Funds’ compliance with the 1940 Act, as well as the Funds’ compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
addition to the written materials provided by the Sub-Advisor, at the January 23, 2026 meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor will provide to each Fund, and the Trustees were able to ask questions about the proposed investment strategy for each Fund. The Board noted the background and experience of the Sub-Advisor’s portfolio management team and the Sub-Advisor’s investment style. The Board also noted that the Sub-Advisor manages a number of other ETFs in the First Trust Fund Complex that employ derivatives-based investment strategies. Because the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of each Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Funds by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by each Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Advisor a unitary fee starting at an annual rate of 0.75% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that, from the unitary fee for each Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee at an annual rate of 0.25% of the Fund’s average daily net assets. The Board noted that the Advisor would be responsible for each Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as fee rates charged by the Advisor and the Sub-Advisor to other ETF clients. Because each Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each of ACYQ and ACYS was below the median total (net) expense ratio of the peer funds in its respective Expense Group and that the total (net) expense ratio for ACRW was above the median total (net) expense ratio of the peer funds in its Expense Group. With respect to the Expense Groups, the Board discussed with representatives of the Advisor how the Expense Groups were assembled and how the Funds compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other ETF clients, the Board considered the Advisor’s statement that each Fund will be unique to the U.S. ETF market and the First Trust Fund Complex. In light of the information considered and the nature, extent and quality of the services expected to be provided to each Fund under the Agreements, the Board determined, for each Fund, that the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to each Fund and whether each Fund may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of each Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of each Fund generally would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the proposed unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board considered that the Sub-Advisor would be paid by the Advisor from each Fund’s unitary fee and its understanding that the sub-advisory fee for each Fund was the product of an arm’s length negotiation. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for each Fund under the Advisory Agreement. The Board considered the Advisor’s estimate of the asset level for each Fund at which the Advisor expects the Advisory Agreement for the Fund to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Advisory Agreement for each Fund if its assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for each Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement for each Fund to the Sub-Advisor. The Board concluded that the profitability analysis for the Advisor was more relevant. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2026 (Unaudited)
company. The Board noted the Sub-Advisor’s statements that it does not foresee any indirect benefits from its relationship with the Funds and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential indirect benefits to the Advisor and the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.

(b)	The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual reports on Form N-CSR.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 4, 2026
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	September 4, 2026

* Print the name and title of each signing officer under his or her signature.